                                                                 March 22, 2000

PROXY STATEMENT
===============================================================================

Dear Shareholders:


Please take the opportunity to read this proxy statement regarding the proposed Agreement and Plan of Reorganization (the "Reorganization") between The Parkstone Group of Funds and Armada Funds. A special meeting of shareholders will be held on Wednesday, May 10, 2000 at One Freedom Valley Drive, Oaks, Pennsylvania to vote on this issue.

On November 17, 1999, the Board of Trustees of The Parkstone Group of Funds unanimously approved this Reorganization. Both fund complexes are advised by National City Investment Management Company, a pool of talented investment professionals from the former First of America Investment Co. and National City's Asset Management Group.

The Reorganization would combine the portfolios of The Parkstone Group of Funds into corresponding portfolios of Armada Funds. By consolidating substantially similar portfolios, the funds may be able to achieve economies of scale that could lower costs and shareholders' expenses. In addition, a reorganization of these fund families is expected to be a tax-free event for our shareholders.

To cast your vote, one proxy card has been enclosed for each fund you own. Please vote your shares by completing and signing the proxy card(s), and returning them in the enclosed, postage-paid envelope. For information about alternative voting options available to you, including touch-tone telephone and Internet voting, please refer to your proxy card(s).

It is important that you vote each proxy card prior to the shareholders meeting on May 10, 2000. As the meeting date approaches, you may receive a call from Shareholder Communications Corporation ("SCC") encouraging you to exercise your right to vote if you have not voted already. The Parkstone Group of Funds has enlisted the services of SCC, a professional proxy solicitation firm, to assist shareholders with the proxy process.

We value your relationship with The Parkstone Group of Funds and hope you will vote for the proposed Reorganization. If you have any questions regarding this proxy statement, please call our Investor Services line at 800-451-8377. If you would like to learn more about Armada Funds, you can visit its website at www.armadafunds.com.

Sincerely,



Robert D. Neary
Chairman


                                                            PARKSTONE(TM) FUNDS

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND AND VOTE ON THE PROPOSAL QUESTIONS AND ANSWERS ABOUT THE REORGANIZATION PROPOSAL.

===============================================================================

1.   WHAT PROPOSAL AM I BEING ASKED TO VOTE ON?

     You are being asked to approve a reorganization of the portfolios of The Parkstone Group of Funds ("Parkstone") into corresponding portfolios of the Armada Funds ("Armada").



2.   WHAT ARE THE REASONS FOR THIS REORGANIZATION?

     In March of 1998, First of America Bank Corporation completed a merger with National City Corporation. As a result of this merger, the investment advisor for BOTH Parkstone and Armada fund families became National City Investment Management Company ("IMC"). IMC is a registered investment advisor with a distinguished heritage. As an affiliate of National City Corporation, IMC has access to exceptional financial and technological resources. As a separate entity, IMC is free to concentrate on the business of investing.
     By combining the separate Armada and Parkstone mutual fund families into a single, larger consolidated group of funds, shareholders will be offered a more complete selection of portfolios. Additionally, by consolidating investment portfolios that are substantially similar, the efficiency of certain operational procedures can be improved, and the funds may be able to achieve economies of scale that will lead to lower costs and expenses.



3.   HAS PARKSTONE'S BOARD OF TRUSTEES APPROVED THE PROPOSAL?

     Yes. The Board of Trustees has unanimously approved the proposal and recommends that you vote to approve it.



4.   WHICH PARKSTONE FUNDS WILL BE REORGANIZING INTO WHICH ARMADA FUNDS?

     This proxy statement includes an overview of the Fund-to-Fund reorganization as well as a detailed description of the similarities and differences that may exist between each Parkstone portfolio and the corresponding Armada portfolio into which it is being combined. Careful attention was paid to combining Funds with similar investment styles and objectives.
     Pending shareholder approval, the expanded Armada Funds family will consist of a mix of 23 consolidated funds as well as five additional funds that have been added to the family because of the reorganization.



5.   IS THE REORGANIZATION A TAXABLE EVENT FOR FEDERAL INCOME TAX PURPOSES?

     Typically, the exchange of shares due to a merger does not result in a gain or loss for federal income tax purposes.

                                                            PARKSTONE(TM) FUNDS
===============================================================================


QUESTIONS AND ANSWERS ABOUT
SHAREHOLDER ACCOUNTS AND REPORTS.

1. I HAVE AN IRA ACCOUNT WITH PARKSTONE. HOW WILL THIS REORGANIZATION AFFECT MY INVESTMENT?

    The Custodian for all Parkstone and Armada IRAs will remain the same. Having the same Custodian will help with a smooth transition of accounts from Parkstone to Armada if the reorganization is approved. No additional paperwork will be necessary to transfer your IRA assets from a Parkstone portfolio to the corresponding Armada portfolio.

2. HOW WILL YOU DETERMINE THE NUMBER OF SHARES OF THE CORRESPONDING ARMADA PORTFOLIO THAT I WILL RECEIVE?

    Parkstone shareholders will receive the number of full and fractional shares of the Armada portfolio(s) that correspond to their Parkstone portfolio(s), that is equal in value to the net asset value of their shares of the Parkstone portfolio(s) as last determined on the business day immediately preceding the closing date of the reorganization. Therefore, your market value will remain the same, although your share amount may change. It is anticipated that the closing will occur in early June 2000.

3.  WILL I STILL RECEIVE MY PARKSTONE FUNDS ANNUAL REPORT?

    It is anticipated that the reorganization will take place closely following the fiscal year-end for both fund complexes, May 31, 2000.
    Therefore, Parkstone Funds is legally required to distribute fiscal year-end information to only those shareholders of the five proposed continuing funds: U.S. Government Income Fund, Large Capitalization Fund, Mid Capitalization Fund, Michigan Municipal Bond Fund and the Treasury Fund.
    Copies of both the Armada Funds Annual Report and the Parkstone Annual Report will be available free of charge after July 30, 2000 by calling 1-800-622-FUND (3863). The Armada Funds Annual Report will also be on the website at www.armadafunds.com.

4.  WILL THE REORGANIZATION AFFECT MY DIVIDEND PAYMENTS?

    The payment frequency of dividends from net income for the Balanced Allocation Fund and each of the equity funds will change. Previously, these funds paid dividends each month. Following the reorganization, shareholders of the former Parkstone Equity Income Fund, Balanced Allocation Fund, Large Capitalization Fund and the Mid Capitalization Fund will receive dividends on a quarterly basis. The Small Capitalization Fund and International Equity Fund shareholders will receive dividends annually.

    The dividend payment schedules for the Income, Tax-Free Income and Money Market Funds will not change.PAR-M-066-01000 (3/00)


QUESTIONS AND ANSWERS ABOUT VOTING.

1.  HOW DO I VOTE MY SHARES?

    You can vote your shares by completing and signing the enclosed proxy card, and sending it in the enclosed postage-paid envelope.
    Please refer to your individual proxy card for information about other convenient voting options that may be available to you, such as touch-tone telephone and Internet voting.
    If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call Parkstone Funds at 1-800-451-8377.



2. WHAT WILL HAPPEN IF THERE ARE NOT ENOUGH VOTES TO REACH A QUORUM BY THE SCHEDULED SHAREHOLDER MEETING DATE?

    In order to receive sufficient votes to establish a quorum, Shareholder Communications Corporation (the proxy solicitor), Parkstone Funds, SEI Investments Mutual Funds Services, or State Street Bank and Trust Company ("BFDS") may contact you by mail or telephone. We encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls that could result in additional costs to the Funds. If there are not sufficient votes to approve the proposal by the time of the shareholder meeting (May 10, 2000), the meeting may be adjourned to permit further solicitation of proxy votes.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                          THE PARKSTONE GROUP OF FUNDS
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON MAY 10, 2000

To Parkstone Shareholders:

NOTICE IS HEREBY GIVEN THAT a Special Meeting of the Shareholders
("Shareholders") of each investment portfolio ("Fund") of The Parkstone Group of Funds ("Parkstone") will be held at SEI Investments Co., One Freedom Valley Drive, Oaks, Pennsylvania, 19456, on May 10, 2000 at 3:00 p.m. (Eastern time) for the following purposes:

ITEM 1.  WITH RESPECT TO EACH FUND:

To approve or disapprove an Agreement and Plan of Reorganization (the "Reorganization Agreement") and the transactions contemplated thereby, including:

     (a) the transfer of substantially all of the assets and liabilities of each of the Parkstone Funds listed below into the corresponding Armada Fund listed below in exchange for A Shares, B Shares or I Shares, as applicable, of the Armada Funds:

                 ACQUIRED FUND                                     ACQUIRING FUND
                 -------------                                     --------------
Prime Obligations Fund                             Money Market Fund
U.S. Government Obligations Fund                   Government Money Market Fund
Tax-Free Fund                                      Tax Exempt Money Market Fund
Bond Fund                                          Bond Fund
U.S. Government Income Fund                        U.S. Government Income Fund
Limited Maturity Bond Fund                         Enhanced Income Fund
                                                   (to be renamed Limited Maturity Bond Fund)
Intermediate Government Obligations Fund           Intermediate Bond Fund
Large Capitalization Fund                          Large Cap Ultra Fund
Equity Income Fund                                 Equity Income Fund
Small Capitalization Fund                          Small Cap Growth Fund
International Discovery Fund                       International Equity Fund
Balanced Allocation Fund                           Balanced Allocation Fund
National Tax Exempt Bond Fund                      National Tax Exempt Bond Fund
Mid Capitalization Fund                            Mid Cap Growth Fund
Michigan Municipal Bond Fund                       Michigan Municipal Bond Fund
Treasury Fund                                      Treasury Plus Money Market Fund;

     (b) the distribution of such Armada Fund shares to the shareholders of the Parkstone Funds according to their respective interests; and

     (c) the termination under state law and the Investment Company Act of 1940, as amended, of Parkstone.

ITEM 2.  WITH RESPECT TO PARKSTONE:

To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

The proposed reorganization and related matters are described in the attached Combined Prospectus/Proxy Statement. Appendix A to the Combined Prospectus/Proxy Statement is a copy of the Reorganization Agreement.

Shareholders of record as of the close of business on February 28, 2000 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

THE BOARD OF TRUSTEES OF THE PARKSTONE GROUP OF FUNDS RECOMMENDS THAT YOU APPROVE THESE PROPOSALS. IT IS VERY IMPORTANT THAT YOU PUT FORTH YOUR VOTE REGARDING THESE PROPOSITIONS.

If you are unable to attend the meeting, please choose the voting method that is most convenient for you.

     1.VOTE BY MAIL: Sign and date your proxy card(s) and return in the enclosed postage-paid envelope. Note: Your proxy is not valid unless it is signed.

     2.VOTE BY TOUCH-TONE TELEPHONE: Please refer to the enclosed proxy card for the toll-free telephone number and instructions.

     3.VOTE VIA THE INTERNET: Please refer to the enclosed proxy card for the web site address and instructions.

Proxies may be revoked at any time before they are exercised by submitting to Parkstone a written notice of revocation or a subsequently executed proxy or by attending the special meeting and voting in person.

                                       W. Bruce McConnel, III
                                       Secretary

March 22, 2000

                      COMBINED PROSPECTUS/PROXY STATEMENT

                              DATED MARCH 22, 2000

                          THE PARKSTONE GROUP OF FUNDS
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                                 (800) 451-8377

                                  ARMADA FUNDS
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                             (800) 622-FUND (3863)

This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Trustees of The Parkstone Group of Funds ("Parkstone") in connection with a Special Meeting (the "Meeting") of Shareholders ("Shareholders") to be held on May 10, 2000 at 3:00 p.m. (Eastern time) at SEI Investments Co., One Freedom Valley Drive, Oaks, Pennsylvania, 19456, at which Shareholders will be asked to consider and approve a proposed Agreement and Plan of Reorganization dated November 17, 1999 (the "Reorganization Agreement"), by and between Parkstone and Armada Funds ("Armada") and the matters contemplated therein. A copy of the Reorganization Agreement is attached as Appendix A.

Parkstone and Armada are both open-end, management investment companies. National City Investment Management Company ("IMC"), formerly named First of America Investment Corporation ("First of America"), currently provides investment advisory services to Parkstone and Armada. IMC reflects a combination of National City Bank's investment management group and First of America, an investment advisory subsidiary of First of America Bank Corporation. First of America formerly provided investment advisory services to Parkstone. In reviewing the proposed reorganization (the "Reorganization"), the Parkstone Board considered the merger of First of America Bank Corporation and National City Corporation, the parent corporation of National City Bank ("National City"). National City formerly provided investment advisory services to some of the existing Armada investment portfolios (collectively, the "Existing Armada Funds"). The Parkstone Board also considered the effect of such merger on Parkstone; the recommendations of IMC and National City with respect to the proposed consolidation of Parkstone and Armada; the fact that the Reorganization would constitute a tax-free reorganization; and the fact that the interests of Shareholders would not be diluted as a result of the Reorganization.

The Reorganization Agreement provides that initially each of the following eleven investment portfolios of Parkstone (collectively, the "Reorganizing Funds") will transfer substantially all its assets and known liabilities to the Existing Armada Fund identified below opposite its name:

REORGANIZING FUNDS                                 EXISTING ARMADA FUNDS
------------------                                 ---------------------
Prime Obligations Fund                             Money Market Fund*
U.S. Government Obligations Fund                   Government Money Market Fund*
Tax-Free Fund                                      Tax Exempt Money Market Fund*
Bond Fund*                                         Bond Fund
Limited Maturity Bond Fund                         Limited Maturity Bond Fund
Intermediate Government Obligations Fund           (formerly the Enhanced Income Fund)*
Equity Income Fund                                 Intermediate Bond Fund*
Small Capitalization Fund                          Equity Income Fund*
International Discovery Fund                       Small Cap Growth Fund*
Balanced Allocation Fund                           International Equity Fund*
National Tax Exempt Bond Fund                      Balanced Allocation Fund*
                                                   National Tax Exempt Bond Fund*

---------------
* Denotes the surviving or continuing portfolio for purposes of maintaining the financial statements and performance history in the post-reorganization funds.

The Reorganization Agreement also provides that subsequently each of the following five investment portfolios of Parkstone (collectively, the "Continuing Funds") will transfer all its assets and known liabilities to the newly-organized Armada investment portfolio (collectively, the "New Armada Funds") identified below opposite its name:

CONTINUING FUNDS                                   NEW ARMADA FUNDS
----------------                                   ----------------
Large Capitalization Fund*                         Large Cap Ultra Fund
U.S. Government Income Fund*                       U.S. Government Income Fund
Mid Capitalization Fund*                           Mid Cap Growth Fund
Michigan Municipal Bond Fund*                      Michigan Municipal Bond Fund
Treasury Fund*                                     Treasury Plus Money Market Fund

---------------
* Denotes the surviving or continuing portfolio for purposes of maintaining the financial statements and performance history in the post-reorganization funds.

In exchange for the transfers of these assets and liabilities, Armada will issue shares in the 16 Armada investment portfolios listed above (collectively, the "Armada Funds") to the corresponding Parkstone investment portfolios listed above (collectively, the "Parkstone Funds"). The initial transaction between the Reorganizing Funds and the Existing Armada Funds is referred to herein as the "Reorganizing Funds Transaction" and the subsequent transaction between the Continuing Funds and the New Armada Funds is referred to herein as the "Continuing Funds Transaction." The transactions are expected to occur on or after June 9, 2000.

Most of the Parkstone Funds have three classes of shares outstanding. Armada offers comparable classes of shares. Holders of each class of shares of a Parkstone Fund will receive the class of shares of the corresponding Armada Fund as set forth in the tables on pages 12 and 13 under "Information Relating to the Proposed Reorganization -- Description of the Reorganization Agreement."

The Parkstone Funds will make liquidating distributions of the Armada Funds' shares to the Shareholders of the Parkstone Funds, so that a holder of a class of shares in a Parkstone Fund will receive a class of shares (as described herein) of the corresponding Armada Fund with the same aggregate net asset value as the Shareholder had in the Parkstone Fund immediately before the transaction. Following the Reorganization, Shareholders of the Parkstone Funds will be shareholders of their corresponding Armada Funds, and Parkstone will be terminated under state law and the Investment Company Act of 1940, as amended.

The Existing Armada Funds currently are conducting investment operations as described in this Combined Prospectus/Proxy Statement. The New Armada Funds have recently been organized for the purpose of continuing the investment operations of the Parkstone Large Capitalization Fund, U.S. Government Income Fund, Mid Capitalization Fund, Michigan Municipal Bond Fund and Treasury Fund.

This Combined Prospectus/Proxy Statement sets forth the information that a Shareholder of Parkstone should know before voting on the Reorganization Agreement (and related transactions) and should be retained for future reference. The Prospectus relating to the Class I shares of the Existing Armada Funds dated September 28, 1999, and/or the Prospectus relating to the Class A, B and C shares of the Existing Armada Funds dated December 10, 1999, which describe the operations of those Funds, accompany this Combined Prospectus/Proxy Statement. Additional information is set forth in the Statement of Additional Information relating to the Existing Armada Funds dated December 10, 1999, and this Combined Proxy/Prospectus. Additional information relating to Parkstone is set forth in the Prospectuses dated September 17, 1999, and the Statement of Additional Information dated September 17, 1999. Each of these documents is on file with the Securities and Exchange Commission (the "SEC"), and is available without charge upon oral or written request by writing or calling either Parkstone or Armada at the respective addresses or telephone numbers indicated on the cover page. The information contained in the Prospectuses, the Armada Statement of Additional Information and the Parkstone Statement of Additional Information is incorporated herein by reference.

This Combined Prospectus/Proxy Statement constitutes the Proxy Statement of Parkstone for the meeting of its Shareholders, and Armada Funds' Prospectus for the shares of its Existing Armada Funds that have been registered with the SEC and are to be issued in connection with the Reorganization. Because the New Armada Funds will be deemed to be continuations of the Continuing Funds, this Combined Prospectus/Proxy Statement does not constitute a prospectus for the shares that will be issued in the Continuing Funds Transaction.

This Combined Prospectus/Proxy Statement is expected to first be sent to Shareholders on or about March 31, 2000.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PARKSTONE OR ARMADA.

SHARES OF ARMADA ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, NATIONAL CITY INVESTMENT MANAGEMENT COMPANY, ITS PARENT COMPANY, OR ANY OF ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY GOVERNMENTAL AGENCY OR STATE. INVESTMENT IN ARMADA INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE IS NO ASSURANCE THAT THE ARMADA MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND, TAX EXEMPT MONEY MARKET FUND OR TREASURY PLUS MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
Summary.....................................................      1
  Proposed Reorganization...................................      1
  Reasons for the Reorganization............................      1
  Federal Income Tax Consequences...........................      1
  Overview of the Parkstone Funds and Armada Funds..........      1
  Voting Information........................................     10
Risk Factors................................................     10
Information Relating to the Proposed Reorganization.........     11
  Description of the Reorganization Agreement...............     11
  Capitalization............................................     14
  Federal Income Tax Consequences...........................     18
Comparison of Investment Policies and Risk Factors..........     19
  Parkstone Prime Obligations Fund and Armada Money Market
     Fund...................................................     19
  Parkstone U.S. Government Obligations Fund and Armada
     Government Money Market Fund...........................     20
  Parkstone Tax-Free Fund and Armada Tax Exempt Money Market
     Fund...................................................     20
  Parkstone Bond Fund and Armada Bond Fund..................     20
  Parkstone Limited Maturity Bond Fund and Armada Limited
     Maturity Bond Fund (formerly Armada Enhanced Income
     Fund)..................................................     20
  Parkstone Intermediate Government Obligations Fund and
     Armada Intermediate Bond Fund..........................     21
  Parkstone Equity Income Fund and Armada Equity Income
     Fund...................................................     21
  Parkstone Small Capitalization Fund and Armada Small Cap
     Growth Fund............................................     22
  Parkstone International Discovery Fund and Armada
     International Equity Fund..............................     22
  Parkstone Balanced Allocation Fund and Armada Balanced
     Allocation Fund........................................     23
  Parkstone National Tax Exempt Bond Fund and Armada
     National Tax Exempt Bond Fund..........................     23
  Investment Policies and Risks -- General..................     24
  Investment Limitations....................................     25
  Purchase and Redemption Information, Exchange Privileges,
     Distribution and Pricing...............................     27
  Other Information.........................................     27
Information Relating to Voting Matters......................     28
  General Information.......................................     28
  Shareholder and Board Approvals...........................     28
  Appraisal Rights..........................................     44
  Quorum....................................................     44
  Annual Meetings...........................................     45
Additional Information about Armada.........................     45
Additional Information about Parkstone......................     45
Litigation..................................................     45
Financial Statements........................................     45
Other Business..............................................     46
Shareholder Inquiries.......................................     46
APPENDIX A -- Agreement and Plan of Reorganization..........    A-1
APPENDIX B -- Fund Performance Data.........................    B-1
APPENDIX C -- Fee and Expense Tables........................    C-1
APPENDIX D -- Shareholder Transactions and Services.........    D-1
APPENDIX E -- Management's Discussion of Fund
  Performance -- Existing Armada Funds......................    E-1

                                    SUMMARY

The following is a summary of certain information relating to the proposed Reorganization, the parties thereto and the related transactions, and is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information of Parkstone and Armada, and the Reorganization Agreement attached to this Combined Prospectus/Proxy Statement as Appendix A. Parkstone's most recent Annual Report or Semi-Annual Report to Shareholders may be obtained free of charge by calling 1-800-451-8377 or writing One Freedom Valley Drive, Oaks, Pennsylvania 19456. Armada's most recent Annual Report or Semi-Annual Report to Shareholders may be obtained free of charge by calling 1-800-622-FUND
(3863) or writing One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by viewing on, or downloading from, the Armada Internet web site at www.armadafunds.com.

PROPOSED REORGANIZATION. Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, Parkstone's and Armada's Boards, including their members who are not "interested persons" within the meaning of the Investment Company Act of 1940 (the "1940 Act"), have determined that the proposed Reorganization is in the best interests of Parkstone's and Armada's Shareholders, respectively, and that the interests of existing Shareholders of Parkstone and Armada, respectively, will not be diluted as a result of such Reorganization.

The Cover Page and pages 1-10 hereof summarize the proposed Reorganization.

PARKSTONE'S BOARD OF TRUSTEES RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE REORGANIZATION AGREEMENT.

REASONS FOR THE REORGANIZATION. The primary reason for the Reorganization is the merger of First of America Bank Corporation and National City Corporation. The merger was completed March 31, 1998. The Reorganization presents the opportunity to combine the separate Parkstone and Armada mutual fund families into a single, larger, consolidated group. IMC and National City have recommended that each of the Parkstone Funds be reorganized as described in this Combined Prospectus/Proxy Statement. In light of this recommendation, after consideration of the reasons therefor and the proposed operations of the combined funds after the Reorganization, and in consideration of the fact that the Reorganization will be tax-free and will not dilute the interests of the shareholders of Parkstone (the "Parkstone Shareholders"), the Board of Trustees of Parkstone has authorized the Agreement and Plan of Reorganization and recommended approval of the Reorganization by Shareholders.

FEDERAL INCOME TAX CONSEQUENCES. Drinker Biddle & Reath LLP, independent counsel to Armada and to its Board of Trustees, and to Parkstone and its Board of Trustees, will issue an opinion (based on certain assumptions) as of the effective time of each of the Reorganizing Funds Transaction and the Continuing Funds Transaction that the transactions will not give rise to the recognition of income, gain or loss for federal income tax purposes to the Parkstone Funds or Armada Funds or their respective shareholders. See "Information Relating to the Proposed Reorganization -- Federal Income Tax Consequences."

OVERVIEW OF THE PARKSTONE FUNDS AND ARMADA FUNDS. Since the merger of First of America Bank Corporation and National City Corporation, Parkstone and Armada have acted to align their organizations. Accordingly, at this time both Parkstone and Armada have the same: investment advisor; administrator; distributor; transfer agent; and custodian, as described in more detail below. There are no material differences between the investment objectives and policies of the Continuing Funds and the corresponding New Armada Funds. The investment objectives and policies of the Reorganizing Funds are similar to those of the corresponding Existing Armada Funds.

PARKSTONE PRIME OBLIGATIONS FUND AND ARMADA MONEY MARKET FUND

Parkstone Prime Obligations Fund seeks to provide current income, with liquidity and stability of principal. Armada Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. Each pursues its investment objective by investing in a diversified portfolio of high quality money market instruments and other comparable instruments.

PARKSTONE U.S. GOVERNMENT OBLIGATIONS FUND AND ARMADA GOVERNMENT MONEY MARKET
FUND

Parkstone U.S. Government Obligations Fund seeks to provide current income, with liquidity and stability of principal by investing at least 65% of its total assets in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Armada Government Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal by investing in obligations issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.

PARKSTONE TAX-FREE FUND AND ARMADA TAX EXEMPT MONEY MARKET FUND

Parkstone Tax-Free Fund seeks to provide as high a level of current interest income free from federal income taxes as is consistent with preservation of capital and relative stability of principal. Armada Tax Exempt Money Market Fund's investment objective is to provide as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal. Each pursues its investment objective by investing at least 80% of its assets in municipal securities the interest on which is considered exempt from federal income tax.

PARKSTONE BOND FUND AND ARMADA BOND FUND

The investment objective of both Parkstone Bond Fund and Armada Bond Fund is to provide current income and preservation of capital by investing in a portfolio of high- and medium-grade fixed-income securities. Both Funds will normally invest at least 80% of the value of their total assets in investment grade debt securities of all types, and expect to maintain a dollar-weighted average portfolio maturity of four to twelve years.

PARKSTONE LIMITED MATURITY BOND FUND AND ARMADA LIMITED MATURITY BOND FUND (FORMERLY THE ARMADA ENHANCED INCOME FUND)

In connection with the Reorganization, Armada Enhanced Income Fund is expected to change its name to Armada Limited Maturity Bond Fund. References in this Combined Prospectus/Proxy Statement hereinafter will be to the Fund's new name.

The investment objective of both Parkstone Limited Maturity Bond Fund and Armada Limited Maturity Bond Fund is to provide current income as well as preservation of capital by investing in a portfolio of high- and medium-grade fixed-income securities. Both Funds will normally invest at least 80% of the value of their total assets in investment grade debt securities of all types, and expect to maintain a dollar-weighted average portfolio maturity of one to five years.

PARKSTONE INTERMEDIATE GOVERNMENT OBLIGATIONS FUND AND ARMADA INTERMEDIATE BOND FUND

Parkstone Intermediate Government Obligations Fund seeks to provide current income as well as preservation of capital by investing primarily in U.S. government securities. Armada Intermediate Bond Fund's investment objective is to provide current income as well as preservation of capital by investing in a portfolio of high- and medium-grade fixed income securities. Both Funds expect to maintain a dollar-weighted average portfolio maturity of three to ten years.

PARKSTONE EQUITY INCOME FUND AND ARMADA EQUITY INCOME FUND

The investment objective of both Parkstone Equity Income Fund and Armada Equity Income Fund is to provide capital appreciation with a diversified portfolio of publicly traded equity securities which, in the aggregate, provide an above-average current yield. Both Funds normally invest at least 80% of their total assets in common stocks, and securities convertible into common stocks, of companies that have the ability to pay dividends with a yield above the S&P 500 Composite Index.

PARKSTONE SMALL CAPITALIZATION FUND AND ARMADA SMALL CAP GROWTH FUND

The investment objective of both Parkstone Small Capitalization Fund and Armada Small Cap Growth Fund is to provide capital appreciation with a diversified portfolio of publicly traded smaller cap equity securities. Both Funds will normally invest at least 80% of their respective total assets in securities of companies with small stock market capitalizations.

PARKSTONE INTERNATIONAL DISCOVERY FUND AND ARMADA INTERNATIONAL EQUITY FUND

The investment objective of both Parkstone International Discovery Fund and Armada International Equity Fund is to provide capital appreciation by investing in equity securities of foreign issuers. Both Funds will normally invest at least 80% of their respective total assets in equity securities of foreign issuers.

PARKSTONE BALANCED ALLOCATION FUND AND ARMADA BALANCED ALLOCATION FUND

The investment objective of both Parkstone Balanced Allocation Fund and Armada Balanced Allocation Fund is to provide long-term capital appreciation and current income. Each pursues this investment objective by investing in any type or class of securities, including all types of common stocks, fixed income securities and securities convertible into common stocks.

PARKSTONE NATIONAL TAX EXEMPT BOND FUND AND ARMADA NATIONAL TAX EXEMPT BOND FUND

The investment objective of both Parkstone National Tax Exempt Bond Fund and Armada National Tax Exempt Bond Fund is to provide current interest income exempt from federal income tax as is consistent with conservation of capital. Each pursues this investment objective by investing at least 80% of its total assets in debt securities that generate income exempt from federal tax.

See "Comparison of Investment Policies and Risk Factors" below and the Parkstone and Armada Prospectuses, which are incorporated by reference herein, for a description of the similarities and differences between the investment objectives and policies of the Reorganizing Funds and the corresponding Existing Armada Funds.

CERTAIN ARRANGEMENTS WITH SERVICE PROVIDERS -- PARKSTONE. IMC serves as investment adviser for each Parkstone Fund and is entitled to receive advisory fees from them, computed daily and paid monthly, at the following annual rates, expressed as a percentage of average net assets:

                                                                                 ACTUAL ADVISORY
                                                                CURRENT       FEE FOR FISCAL PERIOD
                                                                 GROSS         ENDED MAY 31, 1999
PARKSTONE FUNDS                                               ADVISORY FEE       (AFTER WAIVERS)
---------------                                               ------------    ---------------------
Prime Obligations Fund......................................      0.35%*              0.40%
U.S. Government Obligations Fund............................      0.35%*              0.40%
Tax-Free Fund...............................................      0.35%*              0.40%
Bond Fund...................................................      0.55%*              0.70%
Limited Maturity Bond Fund..................................      0.45%*              0.55%
Intermediate Government Obligations Fund....................      0.55%*              0.70%
Equity Income Fund..........................................      0.75%*              1.00%
Small Capitalization Fund...................................      1.00%               1.00%
International Discovery Fund................................      1.15%*              1.16%
Balanced Allocation Fund....................................      0.75%*              0.75%
National Tax Exempt Bond Fund...............................      0.55%*              0.55%
Large Capitalization Fund...................................      0.75%*              0.80%
U.S. Government Income Fund.................................      0.55%*              0.45%
Mid Capitalization Fund.....................................      1.00%               1.00%
Michigan Municipal Bond Fund................................      0.55%*              0.55%
Treasury Fund...............................................      0.30%*              0.40%

---------------
* The contractual Advisory Fees for these Funds were changed in October, 1999.

Pursuant to the Parkstone investment advisory contract, and subject to such policies as Parkstone's Board of Trustees may determine, IMC furnishes a continuous investment program for each Fund. IMC also directs the investments of the Parkstone Funds in accordance with each Fund's investment objectives, policies and limitations, and creates and maintains all necessary books and records.

SEI Investments Mutual Funds Services (the "Administrator") serves as the administrator for each Parkstone Fund. For its services, the Administrator receives a fee, calculated daily and paid periodically, at the annual rate of 0.10% of the average daily net assets of each Parkstone Fund, or such other fee as may be agreed upon from time to time in writing by Parkstone and the Administrator. National City Bank serves as sub-administrator for each Parkstone Fund under a Sub-Administrator Agreement with the Administrator and provides certain services as may be requested by the Administrator from time to time. For its services as sub-administrator, National City Bank receives from the Administrator a fee not to exceed 0.02% of each Fund's average daily net assets.

State Street Bank and Trust Company serves as Parkstone's transfer agent and dividend disbursing agent. Effective April 3, 2000, the Administrator also provides certain fund accounting services to Parkstone. Prior to that date, those services were provided by BISYS Fund Services Ohio, Inc. ("BISYS Ohio"). Union Bank of California, N.A. provides subcustodial services. National City Bank serves as custodian for all Parkstone Funds.

SEI Investments Distribution Co. (the "Distributor"), with principal offices located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the principal underwriter and distributor for Parkstone. The Distributor receives no fee under its distribution agreement with Parkstone, but it may retain some or all of any sales charges imposed upon the Investor A or Investor B Shares, and may receive compensation under the distribution and shareholder services plans described below.

Parkstone has adopted various distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Parkstone has adopted an Investor A Distribution and Shareholder Service Plan (the "Investor A Plan") and an Investor B Distribution and Shareholder Service Plan (the "Investor B Plan"). Under each Plan, each Fund is authorized to pay or reimburse the Distributor for certain expenses that are incurred in connection with shareholder and distribution services. Such amounts may be used by the Distributor to pay banks and their affiliates (including IMC and its affiliates), and other institutions, including participating broker-dealers ("Participating Organizations") for administration, distribution and/or shareholder service assistance. Under the Plans, a Participating Organization may include the Distributor, its subsidiaries and affiliates.

The Investor A Plan authorizes each Fund to pay the Distributor a shareholder and distribution fee in an amount not to exceed on an annual basis 0.25% of the average daily net assets of Investor A Shares of such Fund. The Investor B Plan authorizes each Fund to pay the Distributor a distribution fee in an amount not to exceed on an annual basis 0.75% of the average daily net assets of Investor B Shares of such Fund, plus a service fee in an amount not to exceed on an annual basis 0.25% of the average daily net assets of Investor B Shares of such Fund.

Pursuant to the Plans, the Distributor may enter into agreements with Participating Organizations for providing shareholder and distribution services to their customers who are the record or beneficial owners of such shares. The shareholder and distribution services provided by Participating Organizations pursuant to the Plans include: promoting the purchase of shares; processing purchase, exchange or redemption requests from customers and placing orders with the Distributor or the transfer agent; processing dividend and distribution payments from a Fund on behalf of customers; providing information periodically to customers, including information showing their positions; providing sub-accounting; responding to inquiries from customers; arranging for bank wires; and providing other similar services as may be reasonably requested.

The Plans are "compensation" type plans as opposed to "reimbursement" type plans. Accordingly, payments under the Plans are based on the expressed fee rather than on the specific amounts expended by the Distributor for distribution purposes. The Distributor may be able to recover such amounts or may earn a profit from payments made under the Plans.

Prior to September 11, 1998, BISYS was Parkstone's distributor. For the fiscal period from September 14, 1998 to May 31, 1999, SEI received $845,227 pursuant to the Investor A Plan to compensate dealers for their distribution and shareholder service assistance, which represented 0.25% of the Parkstone Funds' Investor A Shares average net assets during that period. For the fiscal period from June 1, 1998 to September 20, 1998, BISYS received $612,647 pursuant to the Investor A Plan to compensate dealers for their distribution and shareholder service assistance, which represented 0.25% of the Parkstone Funds' Investor A Shares average net assets during that period.

For the fiscal period from September 21, 1998 to May 31, 1999, the Distributor received $226,863 pursuant to the Investor B Plan to compensate dealers for their distribution and shareholder service assistance, which represented 0.75% of the Parkstone Funds' Investor B Shares average net assets during that period. For the fiscal period from June 1, 1998 to September 20, 1998, BISYS received $469,426 pursuant to the Investor B Plan to compensate dealers for their distribution and shareholder service assistance, which represented 0.75% of the Parkstone Funds' Investor B Shares average net assets during that period.

PricewaterhouseCoopers, LLP ("PWC") has resigned as independent auditor of Parkstone and will not provide an audit for the fiscal year ending May 31, 2000. Ernst & Young, LLP, which provides similar services for Armada, has been retained to provide this audit as of February 16, 2000. PWC's reports for the past two years did not contain any adverse opinions, disclaimer of opinions, modifications or qualifications. There have been no disagreements during the past two years between PWC and Parkstone regarding any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

CERTAIN ARRANGEMENTS WITH SERVICE PROVIDERS -- ARMADA. IMC currently serves as investment adviser to each Armada Fund listed below. IMC is entitled to receive advisory fees from the Armada Funds computed daily and paid monthly, at the following annual rates, expressed as a percentage of average daily net assets:

                                                                                ACTUAL ADVISORY
                                                                              FEE FOR FISCAL YEAR
                                                                 GROSS        ENDED MAY 31, 1999
ARMADA FUNDS                                                  ADVISORY FEE      (AFTER WAIVERS)
------------                                                  ------------    -------------------
Money Market Fund...........................................      0.35%              0.25%
Government Money Market Fund................................      0.35%              0.25%
Tax Exempt Money Market Fund................................      0.35%              0.15%
Bond Fund...................................................      0.55%              0.55%
Limited Maturity Bond Fund..................................      0.45%              0.22%(1)
Intermediate Bond Fund......................................      0.55%              0.40%
Equity Income Fund..........................................      0.75%              0.75%
Small Cap Growth Fund.......................................      1.00%              0.93%(1)
International Equity Fund...................................      1.15%              1.04%(1)
Balanced Allocation Fund....................................      0.75%              0.71%(1,3)
National Tax Exempt Bond Fund...............................      0.55%              0.04%(1)
Large Cap Ultra Fund........................................      0.75%               N/A(2)
U.S. Government Income Fund.................................      0.55%               N/A(2)
Mid Cap Growth Fund.........................................      1.00%               N/A(2)
Michigan Municipal Bond Fund................................      0.55%               N/A(2)
Treasury Plus Money Market Fund.............................      0.30%               N/A(2)

---------------
(1) Advisor fee or waiver changed during the period.

(2) These are the New Armada Funds which have not commenced operations as of the date hereof.

(3) This is a new portfolio which commenced investment operations on July 10, 1998.

The gross advisory fees for the Armada Funds are the same as the gross advisory fees for the corresponding Parkstone Funds.

Subject to the general supervision of Armada's Board of Trustees and in accordance with each Fund's investment policies, IMC manages the investments of each Fund, makes decisions with respect to and places orders for all purchases and sales of a Fund's securities, and maintains certain records relating to such purchases and sales.

See "Investment Advisers" in Armada's Prospectuses accompanying this Combined Prospectus/Proxy Statement which are incorporated herein by reference, for additional information on Armada's advisers and sub-adviser.

Administrative services are provided to Armada by the Administrator. For its services, the Administrator receives a fee, calculated daily and paid monthly, at the annual rate of 0.07% of the first $18 billion of the combined net assets of each Armada Fund, and 0.06% of the combined net assets in excess of $18 billion. These fees are lower than the 0.10% currently paid by Parkstone for these services. The Administrator is also entitled to be reimbursed for its out-of-pocket expenses incurred on behalf of the funds. IMC serves as sub-administrator for each Armada Fund. For its services as sub-administrator, IMC is entitled to receive from the Administrator a fee, calculated daily and paid monthly, at an annual rate of up to a maximum of 0.01% of the aggregate average daily net assets of all of the investment funds of Armada up to $15 billion and 0.015% of the aggregate average daily net assets over $15 billion.

See "Administrator" in Armada's Statement of Additional Information, which is incorporated herein by reference, for additional information on the Administrator.

State Street Bank and Trust Company serves as Armada's transfer and dividend disbursing agent. Custodial services are provided to Armada by National City Bank. Foreign Custodian Services are provided by Union Bank of California. See "Custodian Services and Transfer Agency Agreements" in Armada's Statement of Additional Information, which is incorporated herein by reference, for additional information about Armada's transfer agent and custodian.

SEI Investments Distribution Co. also serves as distributor of the shares of Armada's Funds. Pursuant to Armada's Distribution Agreement dated May 1, 1998, and Rule 12b-1 under the 1940 Act, Armada adopted a Service and Distribution Plan relating to the I and A classes of shares ("I and A Plan") and a separate B Shares Distribution and Servicing Plan relating to the B class of shares ("B Shares Plan"). Under the I and A Plan, Armada reimburses the Distributor for services provided and expenses assumed in providing Armada advertising, marketing, prospectus printing and other distribution services at the annual rate not in excess of 0.10% of the average net assets of its I and A classes. This fee is lower than the 0.25% distribution fee which is applicable to the Parkstone Investor A Shares. Additionally, the Distributor may receive front-end sales charges in connection with the sale of A Shares.

Under the B Shares Plan, Armada pays the Distributor up to 0.75% annually of the average daily net assets of each Fund's B Shares for the same types of services provided and expenses assumed as in the I and A Plan. Additionally, the Distributor is entitled to receive all contingent deferred sales charges received in connection with the redemption of each Fund's B Shares. Such compensation is payable monthly and accrued daily by each Fund's B Shares only. Because theses fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the Shareholder Services Plan relating to each Fund's A Shares and the B Shares Plan, Armada enters into shareholder servicing agreements with certain financial institutions. Pursuant to these agreements the institutions agree to render shareholder administrative services to their customers who are the beneficial owners of A or B Shares in consideration for the payment of up to 0.25% (on an annualized basis), with respect to the Bond, Intermediate Bond, U.S. Government Income, Equity Income, Small Cap Growth, International Equity, Balanced Allocation, Mid Cap Growth and Large Cap Ultra Funds, up to 0.15% (on an annualized basis), with respect to the Money Market, Government Money Market, Tax Exempt Money Market and Treasury Plus Money Market Funds and the Limited Maturity Bond Fund (B Shares only), and up to 0.10% (on an annualized basis), with respect to the Michigan Municipal Bond and National Tax Exempt Bond Funds and the Limited Maturity Bond Fund (A Shares Only), of such respective shares' average daily net asset value. As described herein, the service fees for the Armada Funds are the same as, or in the case of certain portfolios, lower than, the service fees for the corresponding Parkstone Funds. Persons entitled to receive compensation for servicing A or B Shares may receive different compensation with respect to those shares than with respect to I Shares in the same Fund. Shareholder administrative services may include aggregating and processing purchase and redemption orders, processing dividend payments from Armada on behalf of customers, providing information periodically to customers showing their position in A and B Shares, and providing sub-transfer agent services or the information necessary for subaccounting, with respect to A and B Shares beneficially owned by customers.

The I and A Plan is a "reimbursement" type plan whereas the B Shares Plan is a "compensation" type plan. Accordingly, payments by A and I Shares under its Plan are based on direct and indirect costs and expenses incurred, and payments by B Shares are based on the expressed fee rather than on the specific amounts expended by the Distributor for B Shares distribution purposes. The Distributor may be able to recover such amounts or may earn a profit from payments made by B Shares of Armada under the B Shares Plan. All Parkstone distribution and service fees are "compensation" type fees.

For the fiscal year ended May 31, 1999, Armada paid, in the aggregate, fees to the Distributor pursuant to the Distribution Plans of $801,528, $34,077, and $3,099,926, respectively, which represent 0.04%, 0.75% and 0.04%, of the A, B and I Shares average net assets during that period.

COMPARATIVE FEE AND EXPENSE TABLES. The tables presented at Appendix C -- Fee and Expense Tables show (i) information regarding the fees and expenses paid by each class of shares of each Parkstone Fund and of each class of shares of each Armada Fund as of their most recent fiscal years, restated to reflect expenses the Parkstone Fund and the Armada Fund, respectively, expect to incur during the current fiscal year and (ii) estimated fees and expenses on a pro forma basis giving effect to the proposed Reorganization.

OPERATING EXPENSE RATIOS -- PARKSTONE. The following table sets forth the ratios of operating expenses to average net assets of the Parkstone Funds for the fiscal period ended May 31, 1999 (a) after fee waivers and expense reimbursements, and (b) absent fee waivers and expense reimbursements:

                                                                   FISCAL PERIOD ENDED MAY 31, 1999
                                                              ------------------------------------------
                                                              RATIO OF OPERATING     RATIO OF OPERATING
                                                              EXPENSES TO AVERAGE    EXPENSES TO AVERAGE
                                                               NET ASSETS AFTER       NET ASSETS ABSENT
                                                                FEE WAIVERS AND        FEE WAIVERS AND
                                                                    EXPENSE                EXPENSE
PARKSTONE FUNDS                                                 REIMBURSEMENTS         REIMBURSEMENTS
---------------                                               -------------------    -------------------
Parkstone Prime Obligations Fund
  Investor A Shares.........................................         0.76%                  0.93%
  Investor B Shares.........................................         1.66%                  1.67%
  Institutional Shares......................................         0.65%                  0.67%
Parkstone U.S. Government Obligations Fund
  Investor A Shares.........................................         0.75%                  0.92%
  Institutional Shares......................................         0.67%                  0.69%
Parkstone Tax-Free Fund
  Investor A Shares.........................................         0.77%                  0.94%
  Institutional Shares......................................         0.68%                  0.70%
Parkstone Bond Fund
  Investor A Shares.........................................         1.19%                  1.28%
  Investor B Shares.........................................         1.94%                  2.03%
  Institutional Shares......................................         0.94%                  1.03%
Parkstone Limited Maturity Bond Fund
  Investor A Shares.........................................         1.08%                  1.32%
  Investor B Shares.........................................         1.83%                  2.07%
  Institutional Shares......................................         0.84%                  1.07%
Parkstone Intermediate Government Obligations Fund
  Investor A Shares.........................................         1.24%                  1.33%
  Investor B Shares.........................................         1.99%                  2.08%
  Institutional Shares......................................         0.99%                  1.08%
Parkstone Equity Income Fund
  Investor A Shares.........................................         1.59%                  1.59%
  Investor B Shares.........................................         2.34%                  2.34%
  Institutional Shares......................................         1.34%                  1.34%
Parkstone Small Capitalization Fund
  Investor A Shares.........................................         1.61%                  1.61%
  Investor B Shares.........................................         2.37%                  2.37%
  Institutional Shares......................................         1.36%                  1.36%
Parkstone International Discovery Fund
  Investor A Shares.........................................         1.82%                  1.82%
  Investor B Shares.........................................         2.57%                  2.57%
  Institutional Shares......................................         1.57%                  1.57%
Parkstone Balanced Allocation Fund
  Investor A Shares.........................................         1.36%                  1.61%
  Investor B Shares.........................................         2.11%                  2.36%
  Institutional Shares......................................         1.11%                  1.36%
Parkstone National Tax Exempt Bond Fund
  Investor A Shares.........................................         1.02%                  1.31%
  Investor B Shares.........................................         1.77%                  2.06%
  Institutional Shares......................................         0.77%                  1.06%

                                                                   FISCAL PERIOD ENDED MAY 31, 1999
                                                              ------------------------------------------
                                                              RATIO OF OPERATING     RATIO OF OPERATING
                                                              EXPENSES TO AVERAGE    EXPENSES TO AVERAGE
                                                               NET ASSETS AFTER       NET ASSETS ABSENT
                                                                FEE WAIVERS AND        FEE WAIVERS AND
                                                                    EXPENSE                EXPENSE
PARKSTONE FUNDS                                                 REIMBURSEMENTS         REIMBURSEMENTS
---------------                                               -------------------    -------------------
Parkstone Large Capitalization Fund
  Investor A Shares.........................................         1.35%                  1.35%
  Investor B Shares.........................................         2.11%                  2.11%
  Institutional Shares......................................         1.10%                  1.10%
Parkstone U.S. Government Income Fund
  Investor A Shares.........................................         1.00%                  1.34%
  Investor B Shares.........................................         1.75%                  2.09%
  Institutional Shares......................................         0.75%                  1.09%
Parkstone Mid Capitalization Fund
  Investor A Shares.........................................         1.57%                  1.57%
  Investor B Shares.........................................         2.32%                  2.32%
  Institutional Shares......................................         1.32%                  1.32%
Parkstone Michigan Municipal Bond Fund
  Investor A Shares.........................................         1.01%                  1.29%
  Investor B Shares.........................................         1.76%                  2.05%
  Institutional Shares......................................         0.76%                  1.05%
Parkstone Treasury Fund
  Investor A Shares.........................................         0.67%                  0.91%
  Institutional Shares......................................         0.58%                  0.68%

OPERATING EXPENSE RATIOS -- ARMADA. The following tables set forth the ratios of operating expenses to average net assets of the Armada Funds for the fiscal year ended May 31, 1999 (a) after fee waivers and expense reimbursements, and
(b) absent fee waivers and expense reimbursements:

                                                                    FISCAL YEAR ENDED MAY 31, 1999
                                                              ------------------------------------------
                                                              RATIO OF OPERATING     RATIO OF OPERATING
                                                              EXPENSES TO AVERAGE    EXPENSES TO AVERAGE
                                                               NET ASSETS AFTER       NET ASSETS ABSENT
                                                                FEE WAIVERS AND        FEE WAIVERS AND
                                                                    EXPENSE                EXPENSE
ARMADA FUNDS                                                    REIMBURSEMENTS         REIMBURSEMENTS
------------                                                  -------------------    -------------------
Armada Money Market Fund
  A Shares..................................................         0.56%                  0.66%
  B Shares..................................................         1.27%                  1.37%
  I Shares..................................................         0.42%                  0.52%
Armada Government Money Market Fund
  A Shares..................................................         0.57%                  0.67%
  I Shares..................................................         0.42%                  0.52%
Armada Tax Exempt Money Market Fund
  A Shares..................................................         0.44%                  0.64%
  I Shares..................................................         0.30%                  0.50%
Armada Bond Fund
  A Shares..................................................         0.96%                  0.96%
  B Shares..................................................         1.66%                  1.66%
  I Shares..................................................         0.70%                  0.70%
Armada Limited Maturity Bond Fund
  A Shares..................................................         0.53%                  0.75%
  B Shares..................................................          N/A*                   N/A*
  I Shares..................................................         0.43%                  0.65%

                                                                    FISCAL YEAR ENDED MAY 31, 1999
                                                              ------------------------------------------
                                                              RATIO OF OPERATING     RATIO OF OPERATING
                                                              EXPENSES TO AVERAGE    EXPENSES TO AVERAGE
                                                               NET ASSETS AFTER       NET ASSETS ABSENT
                                                                FEE WAIVERS AND        FEE WAIVERS AND
                                                                    EXPENSE                EXPENSE
ARMADA FUNDS                                                    REIMBURSEMENTS         REIMBURSEMENTS
------------                                                  -------------------    -------------------
Armada Intermediate Bond Fund
  A Shares..................................................         0.86%                  1.00%
  B Shares..................................................         1.57%                  1.71%
  I Shares..................................................         0.61%                  0.75%
Armada Equity Income Fund
  A Shares..................................................         1.18%                  1.18%
  B Shares..................................................         1.89%                  1.89%
  I Shares..................................................         0.93%                  0.93%
Armada Small Cap Growth Fund
  A Shares..................................................         1.51%                  1.51%
  B Shares..................................................         2.23%                  2.23%
  I Shares..................................................         1.27%                  1.27%
Armada International Equity Fund
  A Shares..................................................         1.68%                  1.68%
  B Shares..................................................         2.43%                  2.43%
  I Shares..................................................         1.43%                  1.43%
Armada Balanced Allocation Fund
  A Shares..................................................         1.31%                  1.31%
  B Shares..................................................         2.02%                  2.02%
  I Shares..................................................         1.06%                  1.06%
Armada National Tax Exempt Bond Fund
  A Shares..................................................         0.46%                  0.97%
  B Shares..................................................         1.17%                  1.68%
  I Shares..................................................         0.36%                  0.87%
Large Cap Ultra Fund
  A Shares..................................................       N/A(1)                 N/A(1)
  B Shares..................................................       N/A(1)                 N/A(1)
  I Shares..................................................       N/A(1)                 N/A(1)
Armada U.S. Government Income Fund
  A Shares..................................................       N/A(1)                 N/A(1)
  B Shares..................................................       N/A(1)                 N/A(1)
  I Shares..................................................       N/A(1)                 N/A(1)
Armada Mid Cap Growth Fund
  A Shares..................................................       N/A(1)                 N/A(1)
  B Shares..................................................       N/A(1)                 N/A(1)
  I Shares..................................................       N/A(1)                 N/A(1)

                                                                    FISCAL YEAR ENDED MAY 31, 1999
                                                              ------------------------------------------
                                                              RATIO OF OPERATING     RATIO OF OPERATING
                                                              EXPENSES TO AVERAGE    EXPENSES TO AVERAGE
                                                               NET ASSETS AFTER       NET ASSETS ABSENT
                                                                FEE WAIVERS AND        FEE WAIVERS AND
                                                                    EXPENSE                EXPENSE
ARMADA FUNDS                                                    REIMBURSEMENTS         REIMBURSEMENTS
------------                                                  -------------------    -------------------
Armada Michigan Municipal Bond Fund
  A Shares..................................................       N/A(1)                 N/A(1)
  B Shares..................................................       N/A(1)                 N/A(1)
  I Shares..................................................       N/A(1)                 N/A(1)
Armada Treasury Plus Money Market Fund
  A Shares..................................................       N/A(1)                 N/A(1)
  I Shares..................................................       N/A(1)                 N/A(1)

---------------
* As of 5/31/99 the B Shares of this Fund had not yet been offered.

(1) The Armada Large Cap Ultra Fund, U.S. Government Income Fund, Mid Cap Growth Fund, Michigan Municipal Bond Fund and Treasury Plus Money Market Fund will not commence investment operations until the Reorganization is effective.

VOTING INFORMATION. This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by Parkstone's Board of Trustees in connection with a Special Meeting of Shareholders to be held at SEI Investments Co., One Freedom Valley Drive, Oaks, Pennsylvania, 19456, on May 10, 2000 at 3:00 p.m. (Eastern time). Only Shareholders of record at the close of business on February 28, 2000 will be entitled to notice of and to vote at the Meeting. Every Shareholder is entitled to one vote for every dollar of value invested, and to have a proportionate fractional vote for any fraction of one dollar invested. All shares will vote separately by each Fund. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to Parkstone a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. For additional information, including a description of the Shareholder vote required for approval of the Reorganization Agreement and related transactions contemplated thereby, see "Information Relating to Voting Matters."

                                  RISK FACTORS

Because of the similarities of the investment objectives and policies of the Reorganizing Funds and the corresponding Existing Armada Funds, management believes that an investment in an Existing Armada Fund involves risks that are similar to those of the corresponding Reorganizing Fund. There are, however, differences between the Reorganizing Funds and the Existing Armada Funds as noted above in "Summary -- Overview of the Parkstone Funds and Armada Funds" and below under "Comparison of Investment Policies and Risk Factors." These differences can present different risks.

The following discussion highlights the principal risk factors associated with an investment in the Reorganizing Funds, the Continuing Funds and the Existing Armada Funds and is qualified in its entirety by the more extensive discussion of risk factors in "Comparison of Investment Policies and Risk Factors."

Market Risk -- (Armada International Equity, Small Cap Growth, Equity Income, Balanced Allocation, Limited Maturity Bond, Mid Cap Growth and Large Cap Ultra Funds. Parkstone International Discovery, Small Capitalization, Mid Capitalization, Large Capitalization, Equity Income, and Balanced Allocation Funds) Market risk is the risk that the value of a Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short or longer-term periods.

Interest Rate Risk -- (Armada Balanced Allocation, Bond, Intermediate Bond, Limited Maturity Bond, National Tax Exempt Bond, Tax Exempt Money Market, Money Market, Government Money Market, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds. Parkstone Equity Income, Balanced Allocation, Bond, Intermediate Government Obligations, U.S. Government Income, Limited Maturity Bond, Michigan Municipal Bond, National Tax Exempt Bond, Tax-Free, Prime Obligations, U.S. Government Obligations and Treasury Funds) Interest rate risk is the risk that changes in interest rates will affect the value of a Fund's investments in income-producing, fixed-income or debt securities. Increases in interest rates may cause the value of a Fund's investments to decline.

Credit Risk -- (Armada Balanced Allocation, Bond, Intermediate Bond, Limited Maturity Bond, National Tax Exempt Bond, Tax Exempt Money Market, Money Market, Mid Cap Growth and Michigan Municipal Bond Funds. Parkstone Equity Income, Balanced Allocation, Bond, Intermediate Government Obligations, U.S. Government Income, Limited Maturity Bond, Michigan Municipal Bond, National Tax Exempt Bond, Tax-Free, Prime Obligations, and U.S. Government Obligations Funds.) Credit risk is the risk that the issuer of a security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.

Foreign Risk -- (Armada International Equity, Small Cap Growth, Equity Income, Balanced Allocation, Intermediate Bond, Limited Maturity Bond and Mid Cap Growth Funds. Parkstone International Discovery, Small Capitalization, Mid Capitalization, Large Capitalization, Equity Income and Balanced Allocation Funds.) Foreign risk is the risk of investments in issuers located in foreign countries, which may have greater price volatility and less liquidity. Investments in foreign securities are also subject to political, regulatory, and diplomatic risks. Foreign risk includes currency risk, which may occur due to fluctuations in the exchange rates between the U.S. dollar and foreign currencies. This risk could negatively affect the value of a Fund's investments.

Municipal Issuer Risk -- (Armada National Tax Exempt Bond, Tax Exempt Money Market, Money Market and Michigan Municipal Bond Funds. Parkstone Michigan Municipal Bond, National Tax Exempt Bond and Tax-Free Funds.) A Fund's investments in municipal securities may also have exposure to special factors that may adversely affect the value of municipal securities, and have a significant effect on the value of the Fund's investments. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities or the rights of investors in these securities.

Mortgage/Asset Backed Securities Risk -- (Armada Bond, Intermediate Bond, Limited Maturity Bond and U.S. Government Income Funds. Parkstone Bond, Intermediate Government Obligations, U.S. Government Income and Limited Maturity Bond Funds.) Funds that invest in mortgage or asset-backed securities are subject to the risk that mortgages or other assets may be prepaid when interest rates decline, forcing the Fund to invest in securities with lower interest rates. For this and other reasons, mortgage and asset-backed securities may have significantly greater price and yield volatility than traditional debt securities.

There is no assurance that any portfolio will achieve its investment objective.

              INFORMATION RELATING TO THE PROPOSED REORGANIZATION

Parkstone has entered into an agreement whereby its investment portfolios are to be acquired by portfolios of Armada. Significant provisions of this Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix A to this Combined Prospectus/Proxy Statement.

DESCRIPTION OF THE REORGANIZATION AGREEMENT. There are sixteen separate Parkstone investment portfolios that are intended to participate in the reorganization. Initially, the assets of eleven of them will be acquired by eleven similar investment portfolios currently offered by Armada. Subsequently, five portfolios will be acquired by five new Armada portfolios which have been organized to continue the operations of these Parkstone Funds.

The Reorganization Agreement provides, first, that substantially all of the assets and liabilities of the Reorganizing Funds will be transferred to the Existing Armada Funds identified in the table below. Thereafter, substantially all of the assets and liabilities of the Continuing Funds will be transferred to the New Armada Funds identified in the table below. The holders of each class of shares of a Parkstone Fund will receive the class of shares of the corresponding Armada Fund identified in the table.

In the tables, (a) opposite the name of each Parkstone Fund is the name of the Armada Fund which will issue shares to such Parkstone Fund, and (b) opposite the name of each class of shares of the Parkstone Fund is the name of the class of shares of the Armada Fund to be distributed to the holders of such Parkstone class. With respect to the Reorganizing Funds, the number of each class of shares to be issued by the Armada Funds will have an aggregate net asset value equal to the aggregate net asset value of the corresponding class or classes of shares of the particular Parkstone Fund as of the regular close of the New York Stock Exchange, currently 4:00 p.m. New York time, on the business day immediately preceding the transfer relating to the Reorganizing Funds. With respect to the Continuing Funds, the number of each class of shares to be issued by the Armada Funds will have an aggregate net asset value equal to the aggregate net asset value of the corresponding class or classes of shares of the particular Parkstone Fund as of the regular close of the New York Stock

Exchange, currently 4:00 p.m. New York time, on the business day immediately preceding the transfer relating to the Continuing Funds.

The four Armada money market funds (Money Market Fund, Treasury Plus Money Market Fund, Government Money Market Fund and Tax Exempt Money Market Fund) may have minute differences in market-based net asset values per share from their Parkstone counterparts; however, it is a condition of the Reorganization that the per-share amortized cost values of these portfolios be identical with those of their corresponding Parkstone money market funds.

REORGANIZING FUNDS AND CLASSES                     EXISTING ARMADA FUNDS AND CLASSES
------------------------------                     ---------------------------------
Prime Obligations Fund                             Money Market Fund*
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
U.S. Government Obligations Fund                   Government Money Market Fund*
  Investor A Shares                                  A Shares
  Institutional Shares                               I Shares
Tax-Free Fund                                      Tax Exempt Money Market Fund*
  Investor A Shares                                  A Shares
  Institutional Shares                               I Shares
Bond Fund*                                         Bond Fund
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
Limited Maturity Bond Fund                         Limited Maturity Bond Fund*
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
Intermediate Government Obligations Fund           Intermediate Bond Fund*
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
Equity Income Fund                                 Equity Income Fund*
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
Small Capitalization Fund                          Small Cap Growth Fund*
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
International Discovery Fund                       International Equity Fund*
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
Balanced Allocation Fund                           Balanced Allocation Fund*
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
National Tax Exempt Bond Fund                      National Tax Exempt Bond Fund*
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares

CONTINUING FUNDS AND CLASSES                       EXISTING ARMADA FUNDS AND CLASSES
----------------------------                       ---------------------------------
Large Capitalization Fund*                         Large Cap Ultra Fund
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
U.S. Government Income Fund*                       U.S. Government Income Fund
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
Mid Capitalization Fund*                           Mid Cap Growth Fund
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
Michigan Municipal Bond Fund*                      Michigan Municipal Bond Fund
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
Treasury Fund*                                     Treasury Plus Money Market Fund
  Investor A Shares                                  A Shares
  Institutional Shares                               I Shares

---------------
* Denotes the surviving or continuing portfolio for purposes of maintaining the financial statements and performance history in the post-reorganization funds.

Parkstone may liquidate a limited number of holdings of certain of the Reorganizing Funds in light of the investment policies of Armada and the strategies of its investment adviser. The transaction costs that will result from such sales are expected to be minimal.

The Reorganization Agreement provides that Parkstone will declare a dividend or dividends prior to the Reorganizing Funds Transaction which, together with all previous dividends, will have the effect of distributing to the Shareholders of each of the Reorganizing Funds all undistributed ordinary income earned and net capital gains realized up to and including the Effective Time of the Reorganization.

Following the transfers of assets and liabilities from the Parkstone Funds to the Armada Funds, and the issuances of shares by the Armada Funds to the Parkstone Funds, each of the Parkstone Funds will distribute the class of shares of the Armada Funds pro rata to the holders of classes of shares of the Parkstone Funds as described above in liquidation of the Parkstone Funds. Each holder of a class of shares of a Parkstone Fund will receive an amount of the corresponding class of shares of the corresponding Armada Fund of equal value, plus the right to receive any declared and unpaid dividends or distributions. Following the Reorganization, the registration of Parkstone as an investment company under the 1940 Act will be terminated, and Parkstone will be terminated under state law.

The stock transfer books of Parkstone will be permanently closed after the Reorganization.

The Reorganization is subject to a number of conditions, including approval of the Reorganization Agreement and the transactions contemplated thereby described in this Combined Prospectus/Proxy Statement by the Shareholders of Parkstone; the receipt of certain legal opinions described in the Reorganization Agreement; the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement and other matters; and the parties' performance in all material respects of their agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the Reorganizing Funds Transaction is expected to occur on or after June 9, 2000 and the Continuing Funds Transaction is expected to occur on or after June 10, 2000, except that the reorganization with respect to the Parkstone Treasury Fund and the Armada Treasury Plus Money Market Fund is expected to occur on or after June 16, 2000.

The expenses of Armada and of Parkstone incurred in connection with the Reorganization will be borne equally by Armada and National City Bank of Michigan/Illinois except that Armada shall bear any registration fees payable under the Securities Act of 1933 and state "blue sky" laws.

The Reorganization may be abandoned prior to its consummation by the mutual consent of the parties to the Reorganization Agreement. The Reorganization Agreement provides further that at any time prior to or (to the fullest extent permitted by law) after approval of the Reorganization Agreement by the Shareholders of Parkstone (a) the parties thereto may, by written agreement approved by their respective Boards of Trustees or authorized officers, and with or without the approval of their Shareholders, amend any of the provisions of the Reorganization Agreement; and (b) either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations with or without the approval of such party's shareholders.

In its consideration and approval of the Reorganization at meetings on November 19, 1998, May 11, 1999, July 20-21, 1999 and November 17, 1999, the Board of
Trustees of Parkstone considered, primarily, the March 1998 merger between First of America Bank Corporation, the parent company of First of America, and National City Corporation, the parent corporation of National City. IMC and National City have recommended that each of the Parkstone Funds be reorganized as described in this Combined Prospectus/Proxy Statement. This Reorganization presents the opportunity to combine the separate Parkstone and Armada mutual fund families into a single, larger consolidated group, offering shareholders a full spectrum of funds. The Board of Trustees of Parkstone considered the effect of the recent merger of the bank holding companies on Parkstone; the recommendation of IMC and National City with respect to the proposed consolidation of Parkstone and Armada; the investment capabilities of IMC; the compatibility of the investment objectives and policies of the Parkstone Funds and their corresponding Armada Funds; the improvement of operational efficiencies and possible achievement of economies of scale through the consolidation of investment portfolios that are substantially similar; the fee structures of the Armada Funds; the historical and projected expense ratios of the Armada Funds as compared to those of the Parkstone Funds; the comparative investment performance of the Parkstone Funds and their corresponding Armada Funds; the fact that the Reorganization would constitute a tax-free reorganization; and that the interests of Shareholders would not be diluted as a result of the Reorganization.

After consideration of all of the foregoing factors, together with certain other factors and information considered to be relevant, Parkstone's Trustees unanimously approved the Reorganization Agreement and directed that it be submitted to Shareholders for approval.

PARKSTONE'S BOARD OF TRUSTEES RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE REORGANIZATION AGREEMENT.

The Parkstone Board of Trustees has not determined what action it will take in the event the Shareholders of any Parkstone Fund fail to approve the Reorganization Agreement or for any reason the Reorganization is not consummated. In either such event, the Trustees may choose to continue operations of the Parkstone Funds in their present form, or to consider alternative dispositions of Parkstone's assets, including the sales of assets to, or merger with, another investment company, or the possible liquidation of any of its Funds.

At the meetings referenced above, the Armada Board of Trustees considered the proposed Reorganization. Based upon their evaluation of the relevant information provided to them, and in light of their fiduciary duties under federal and state law, the Board of Trustees unanimously determined that the proposed Reorganization was in the best interests of Armada and its shareholders and that the interests of existing shareholders of Armada would not be diluted as a result of effecting the transaction.

CAPITALIZATION. Because the Reorganizing Funds will be combined in the Reorganization with the Existing Armada Funds, the total capitalization of each of the Existing Armada Funds after the Reorganization is expected to be greater than the current capitalization of the corresponding Reorganizing Funds. In addition, because the Continuing Funds will be combined in the Reorganization with the newly organized New Armada Funds, which have only nominal assets and liabilities, information on the capitalization of the Continuing Funds and New Armada Funds is not included. The following table sets forth, as of September 30, 1999 (unaudited):

     (i) the capitalization of each of the Reorganizing Funds and each of the Existing Armada Funds; and

     (ii) the pro forma capitalization of each of the Existing Armada Funds as adjusted to give effect to the Reorganization.

If consummated, the capitalization of each Fund is likely to be different at the Effective Time of the Reorganization as a result of daily share purchase and redemption activity in the Funds.

                                                              PARKSTONE PRIME        ARMADA
                                                                OBLIGATIONS       MONEY MARKET       PRO FORMA
                                                                   FUND               FUND            COMBINED
                                                              ---------------    --------------    --------------
Total Net Assets............................................   $579,310,613      $3,643,501,879    $4,222,812,492
  Investor A/A Shares.......................................    $18,179,381      $1,520,372,403    $1,538,551,784
  Investor B/B Shares.......................................       $715,463            $784,832        $1,500,295
  Institutional/I Shares....................................   $560,415,769      $2,122,344,644    $2,682,760,413
Shares Outstanding
  Investor A/A Shares.......................................     18,173,637       1,520,216,250     1,538,389,887
  Investor B/B Shares.......................................        715,031             784,786         1,499,817
  Institutional/I Shares....................................    560,414,815       2,122,550,222     2,682,965,037
                                                               ------------      --------------    --------------
Net Asset Value Per Share
  Investor A/A Shares.......................................          $1.00               $1.00             $1.00
  Investor B/B Shares.......................................          $1.00               $1.00             $1.00
  Institutional/I Shares....................................          $1.00               $1.00             $1.00

                                                               PARKSTONE
                                                            U.S. GOVERNMENT         ARMADA
                                                              OBLIGATIONS         GOVERNMENT          PRO FORMA
                                                                 FUND          MONEY MARKET FUND       COMBINED
                                                            ---------------    -----------------    --------------
Total Net Assets..........................................   $118,534,510       $1,727,638,006      $1,846,172,516
  Investor A/A Shares.....................................       $700,600         $581,699,898        $582,400,498
  Institutional/I Shares..................................   $117,833,910       $1,145,938,108      $1,263,772,018
Shares Outstanding
  Investor A/A Shares.....................................        697,932          581,700,729         582,398,661
  Institutional/I Shares..................................    117,802,773        1,145,937,148       1,263,739,921
                                                             ------------       --------------      --------------
Net Asset Value Per Share
  Investor A/A Shares.....................................          $1.00                $1.00               $1.00
  Institutional/I Shares..................................          $1.00                $1.00               $1.00

                                                               PARKSTONE          ARMADA
                                                               TAX-FREE         TAX EXEMPT         PRO FORMA
                                                                 FUND        MONEY MARKET FUND      COMBINED
                                                              -----------    -----------------    ------------
Total Net Assets............................................  $85,639,359      $574,549,532       $660,188,891
  Investor A/A Shares.......................................     $979,991      $183,749,891       $184,729,882
  Institutional/I Shares....................................  $84,659,368      $390,799,641       $475,459,009
Shares Outstanding
  Investor A/A Shares.......................................      978,312       183,832,722        184,811,034
  Institutional/I Shares....................................   84,653,628       390,959,055        475,612,683
                                                              -----------      ------------       ------------
Net Asset Value Per Share
  Investor A/A Shares.......................................        $1.00             $1.00              $1.00
  Institutional/I Shares....................................        $1.00             $1.00              $1.00

                                                               PARKSTONE         ARMADA         PRO FORMA
                                                               BOND FUND       BOND FUND         COMBINED
                                                              ------------    ------------    --------------
Total Net Assets............................................  $356,225,032    $722,854,546    $1,079,079,578
  Investor A/A Shares.......................................    $8,989,401      $3,460,578       $12,449,979
  Investor B/B Shares.......................................    $3,572,317        $718,242        $4,290,559
  Institutional/I Shares....................................  $343,663,314    $718,675,726    $1,062,339,040
Shares Outstanding
  Investor A/A Shares.......................................       945,361         353,404         1,271,727
  Investor B/B Shares.......................................       375,067          73,467           438,563
  Institutional/I Shares....................................    35,948,285      73,568,996       108,744,595
                                                              ------------    ------------    --------------
Net Asset Value Per Share
  Investor A/A Shares.......................................         $9.51           $9.79             $9.51
  Investor B/B Shares.......................................         $9.52           $9.78             $9.52
  Institutional/I Shares....................................         $9.56           $9.77             $9.56

                                                               PARKSTONE        ARMADA
                                                                LIMITED         LIMITED
                                                                MATURITY       MATURITY       PRO FORMA
                                                               BOND FUND       BOND FUND       COMBINED
                                                              ------------    -----------    ------------
Total Net Assets............................................  $132,722,757    $81,232,988    $213,955,745
  Investor A/A Shares.......................................   $17,748,784       $510,466     $18,259,250
  Investor B/B Shares.......................................      $850,242        $79,049        $929,291
  Institutional/I Shares....................................  $114,123,731    $80,643,473    $194,767,204
Shares Outstanding
  Investor A/A Shares.......................................     1,892,958         51,379       1,837,691
  Investor B/B Shares.......................................        90,672          7,956          93,520
  Institutional/I Shares....................................    12,170,986      8,142,565      19,674,267
                                                              ------------    -----------    ------------
Net Asset Value Per Share
  Investor A/A Shares.......................................         $9.38          $9.94           $9.94
  Investor B/B Shares.......................................         $9.38          $9.94           $9.94
  Institutional/I Shares....................................         $9.38          $9.90           $9.90

                                                                 PARKSTONE
                                                                INTERMEDIATE         ARMADA
                                                                 GOVERNMENT       INTERMEDIATE     PRO FORMA
                                                              OBLIGATIONS FUND     BOND FUND        COMBINED
                                                              ----------------    ------------    ------------
Total Net Assets............................................    $129,968,397      $308,975,753    $438,944,150
  Investor A/A Shares.......................................      $8,463,328        $5,526,548     $13,989,876
  Investor B/B Shares.......................................      $1,129,756          $540,870      $1,670,626
  Institutional/I Shares....................................    $120,375,313      $302,908,335    $423,283,648
Shares Outstanding
  Investor A/A Shares.......................................         874,925           536,303       1,357,713
  Investor B/B Shares.......................................         117,097            52,479         162,080
  Institutional/I Shares....................................      12,445,252        29,448,822      41,144,214
                                                                ------------      ------------    ------------
Net Asset Value Per Share
  Investor A/A Shares.......................................           $9.67            $10.30          $10.30
  Investor B/B Shares.......................................           $9.65            $10.31          $10.31
  Institutional/I Shares....................................           $9.67            $10.29          $10.29

                                                              PARKSTONE EQUITY    ARMADA EQUITY     PRO FORMA
                                                                INCOME FUND        INCOME FUND       COMBINED
                                                              ----------------    -------------    ------------
Total Net Assets............................................    $274,880,264      $525,437,793     $800,318,057
  Investor A/A Shares.......................................     $66,716,057       $11,871,245      $78,587,302
  Investor B/B Shares.......................................     $18,910,777        $1,132,261      $20,043,038
  Institutional/I Shares....................................    $189,253,430      $512,434,287     $701,687,717
Shares Outstanding
  Investor A/A Shares.......................................       4,009,100           685,500        4,537,199
  Investor B/B Shares.......................................       1,146,313            65,727        1,163,473
  Institutional/I Shares....................................      11,434,396        29,562,555       40,482,304
                                                                ------------      ------------     ------------
Net Asset Value Per Share
  Investor A/A Shares.......................................          $16.64            $17.32           $17.32
  Investor B/B Shares.......................................          $16.50            $17.23           $17.23
  Institutional/I Shares....................................          $16.55            $17.33           $17.33

                                                              PARKSTONE SMALL      ARMADA
                                                              CAPITALIZATION      SMALL CAP      PRO FORMA
                                                                   FUND          GROWTH FUND      COMBINED
                                                              ---------------    -----------    ------------
Total Net Assets............................................   $280,735,617      $96,282,646    $377,018,263
  Investor A/A Shares.......................................    $49,732,433       $1,519,948     $51,252,381
  Investor B/B Shares.......................................    $17,485,687         $185,352     $17,671,039
  Institutional/I Shares....................................   $213,517,497      $94,577,346    $308,094,843
Shares Outstanding
  Investor A/A Shares.......................................      2,391,541          134,523       4,536,652
  Investor B/B Shares.......................................        876,822           16,599       1,581,848
  Institutional/I Shares....................................     10,045,790        8,332,227      27,140,474
                                                               ------------      -----------    ------------
Net Asset Value Per Share
  Investor A/A Shares.......................................         $20.80           $11.30          $11.30
  Investor B/B Shares.......................................         $19.94           $11.17          $11.17
  Institutional/I Shares....................................         $21.25           $11.35          $11.35

                                                                PARKSTONE          ARMADA
                                                              INTERNATIONAL     INTERNATIONAL     PRO FORMA
                                                              DISCOVERY FUND     EQUITY FUND       COMBINED
                                                              --------------    -------------    ------------
Total Net Assets............................................   $306,562,812     $250,837,223     $557,400,035
  Investor A/A Shares.......................................    $22,918,730       $1,612,394      $24,531,124
  Investor B/B Shares.......................................     $7,430,526          $80,268       $7,510,794
  Institutional/I Shares....................................   $276,213,556     $249,144,561     $525,358,117
Shares Outstanding
  Investor A/A Shares.......................................      1,385,834          132,644        2,017,652
  Investor B/B Shares.......................................        470,080            6,640          621,360
  Institutional/I Shares....................................     16,452,287       20,397,876       43,021,455
                                                               ------------     ------------     ------------
Net Asset Value Per Share
  Investor A/A Shares.......................................         $16.54           $12.16           $12.16
  Investor B/B Shares.......................................         $15.81           $12.09           $12.09
  Institutional/I Shares....................................         $16.79           $12.21           $12.21

                                                                 PARKSTONE            ARMADA
                                                                  BALANCED           BALANCED         PRO FORMA
                                                              ALLOCATION FUND     ALLOCATION FUND      COMBINED
                                                              ----------------    ---------------    ------------
Total Net Assets............................................    $172,243,993        $73,067,480      $245,311,473
  Investor A/A Shares.......................................     $14,228,164         $2,535,254       $16,763,418
  Investor B/B Shares.......................................      $5,297,951           $401,222        $5,699,173
  Institutional/I Shares....................................    $152,717,878        $70,131,004      $222,848,882
Shares Outstanding Investor A/A Shares......................       1,023,366            246,542         1,630,276
  Investor B/B Shares.......................................         381,072             38,953           553,215
  Institutional/I Shares....................................      10,996,718          6,817,089        21,661,055
                                                                ------------        -----------      ------------
Net Asset Value Per Share Investor A/A Shares...............          $13.90             $10.28            $10.28
  Investor B/B Shares.......................................          $13.90             $10.30            $10.30
  Institutional/I Shares....................................          $13.89             $10.29            $10.29

                                                            PARKSTONE                 ARMADA
                                                       NATIONAL TAX EXEMPT           NATIONAL           PRO FORMA
                                                            BOND FUND          TAX EXEMPT BOND FUND      COMBINED
                                                       --------------------    --------------------    ------------
Total Net Assets.....................................      $93,745,094             $100,524,710        $194,269,804
  Investor A/A Shares................................       $5,640,226               $4,573,311         $10,213,537
  Investor B/B Shares................................         $478,887                 $295,415            $774,302
  Institutional/I Shares.............................      $87,625,981              $95,655,984        $183,281,965
Shares Outstanding
  Investor A/A Shares................................          556,041                  470,887           1,051,552
  Investor B/B Shares................................           47,340                   30,445              79,835
  Institutional/I Shares.............................        8,637,291                9,856,471          18,894,461
                                                           -----------             ------------        ------------
Net Asset Value Per Share
  Investor A/A Shares................................           $10.14                    $9.71               $9.71
  Investor B/B Shares................................           $10.12                    $9.70               $9.70
  Institutional/I Shares.............................           $10.15                    $9.70               $9.70

FEDERAL INCOME TAX CONSEQUENCES. Consummation of the Reorganization is subject to the condition that Armada receive an opinion from Drinker Biddle & Reath LLP addressed to both Armada and Parkstone in form reasonably satisfactory to them to the effect that for federal income tax purposes:

     (i) the transfer of all of the assets and liabilities of each of the Reorganizing Funds (except in each case for a cash reserve in an amount necessary for the discharge of all known and reasonably anticipated liabilities of each of the Reorganizing Funds) and each of the Continuing Funds to the corresponding Armada Fund in exchange for shares of the corresponding Armada Fund and liquidating distributions to Shareholders of the Parkstone Funds of the shares of the Armada Fund so received, as described in the Reorganization Agreement, will constitute reorganizations within the meaning of Sections 368(a)(1)(C), 368(a)(1)(D) or 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended, (the "Code") and with respect to the Reorganization, each Parkstone Fund and Armada Fund will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;

     (ii) no gain or loss will be recognized by the Parkstone Funds as a result of such transactions;

     (iii) no gain or loss will be recognized by the Armada Funds as a result of such transactions;

     (iv) no gain or loss will be recognized by the Shareholders of any Parkstone Fund on the distribution to them by Parkstone of shares of any class of the corresponding Armada Fund in exchange for their shares of any class of the Parkstone Fund;

     (v) the aggregate basis of the Armada Fund shares received by a Shareholder of a Parkstone Fund will be the same as the aggregate basis of the Shareholder's Parkstone Fund shares immediately prior to the Reorganization;

     (vi) the basis of each Armada Fund in the assets of the corresponding Parkstone Fund received pursuant to the Reorganization will be the same as the basis of the assets in the hands of the Parkstone Fund immediately before the Reorganization;

     (vii) a shareholder's holding period for Armada Fund shares will be determined by including the period for which the shareholder held the Parkstone Fund shares exchanged therefor, provided that the shareholder held such Parkstone Fund shares as a capital asset; and

     (viii) each Armada Fund's holding period with respect to the assets received in the Reorganization will include the period for which such assets were held by the corresponding Parkstone Fund.

Armada and Parkstone have not sought a tax ruling from the Internal Revenue Service ("IRS"), but are acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

               COMPARISON OF INVESTMENT POLICIES AND RISK FACTORS

The investment objectives and policies of the Reorganizing Funds are, in many respects, similar to those of the corresponding Existing Armada Funds. There are, however, certain differences. The investment objective of each of the Existing Armada Funds and the Reorganizing Funds, with the exception of the Parkstone U.S. Government Obligations and Treasury Funds, is non-fundamental, meaning that it may be changed without a vote of the holders of a majority of the Fund's outstanding shares, as defined by the 1940 Act. The investment objectives of the Parkstone U.S. Government Obligations and Treasury Funds are fundamental. Additionally, the investment policies of the Reorganizing Funds and the Existing Armada Funds are, with the exception of the Armada Tax Exempt Money Market Fund, not fundamental and may be changed by the respective Boards of Trustees.

The following discussion summarizes some of the more significant similarities and differences in the investment policies and risk factors of the Reorganizing Funds and corresponding Existing Armada Funds and is qualified in its entirety by the discussion elsewhere herein, and in the Prospectuses and Statements of Additional Information of the Reorganizing Funds and the Existing Armada Funds incorporated herein by reference.

PARKSTONE PRIME OBLIGATIONS FUND AND ARMADA MONEY MARKET FUND.

Each Fund is a money market fund that seeks to maintain a net asset value of $1.00 per share, although there is no assurance either will be able to do so. Both the Parkstone Prime Obligations Fund and Armada Money Market Fund may invest in a broad range of U.S. dollar-denominated, high quality, short-term instruments, including government obligations, commercial paper, bank obligations, guaranteed investment contracts, repurchase agreements and reverse repurchase agreements.

Both Funds will only purchase "eligible securities" that present minimal credit risks as determined by its adviser pursuant to guidelines established by their Boards of Trustees. Eligible securities generally include U.S. government obligations and other high-quality money market instruments, including municipal securities and other instruments deemed to be of comparable high quality as determined by the Boards of Trustees. These securities will have short-term debt ratings in the two highest rating categories of at least two nationally recognized statistical rating organizations, or will be unrated securities of comparable quality. In addition, the Parkstone Prime Obligations Fund diversifies its investments so that, except for United States government securities and certain other exceptions, not more than 5% of its total assets is invested in securities of all issuers, not more than 5% of its total assets is invested in the securities of any one issuer, not more than 5% of its total assets is invested in securities of all issuers rated by a Rating Agency at the time of investment in the second highest rating category for short-term debt obligations or deemed to be of comparable quality to securities rated in the second highest rating category for short-term debt obligations ("Second Tier Securities") and not more than the greater of 1% of total assets or $1 million is invested in the Second Tier Securities of one issuer. Each Fund's assets have remaining maturities of 397 calendar days or less (except for certain variable and floating rate instruments and securities underlying certain repurchase agreements) as defined by the SEC and each Fund's dollar-weighted average portfolio maturity may not exceed 90 days.

Both Funds may invest in U.S. dollar denominated bank obligations of foreign and domestic banks such as certificates of deposit, time deposits, bankers' acceptances, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposit. Both Funds may invest in Canadian Commercial Paper and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. With respect to the Armada Money Market Fund, investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

There are some differences between the Funds. The Armada Money Market Fund may invest in zero coupon securities. These securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

PARKSTONE U.S. GOVERNMENT OBLIGATIONS FUND AND ARMADA GOVERNMENT MONEY MARKET FUND.

Each Fund is a money market fund that seeks to maintain a net asset value of $1.00 per share, although there is no assurance either will be able to do so. Both Funds invest in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements issued by financial institutions such as banks and broker-dealers.

The Parkstone U.S. Government Obligations Fund diversifies its investments so that, except for United States government securities and certain other exceptions, not more than 5% of its total assets is invested in Second Tier Securities and not more than 1% of total assets or $1 million is invested in the Second Tier Securities of one issuer.

A difference between the Funds is that Parkstone U.S. Government Obligations Fund is permitted to invest up to 35% of the value of its total assets in high quality money market instruments, including Municipal Securities, bankers' acceptances, certificates of deposit, time deposits, and other instruments deemed to be of comparable high quality as determined by Parkstone's Board of Trustees although it has not been the practice of the Adviser to do so. Armada Government Money Market is not expressly permitted to invest in these securities.

PARKSTONE TAX-FREE FUND AND ARMADA TAX EXEMPT MONEY MARKET FUND.

Each Fund is a money market fund that seeks to maintain a net asset value of $1.00 per share, although there is no assurance they will be able to do so. Both Funds invest at least 80% of their assets in Municipal Securities rated in the two highest short-term rating categories by a Rating Agency, or, if unrated, are determined to be of comparable quality. This 80% requirement is a fundamental policy of the Armada Tax Exempt Money Market Fund.

Both Funds may invest in the same types of Municipal Securities. Both may invest in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. Both may purchase securities on a when-issued or delayed delivery basis.

There are some differences between the Funds. Parkstone Tax-Free Fund is permitted to invest up to 20% of its total assets in taxable obligations for temporary defensive purposes or when sufficient tax-exempt securities are not available, may enter into repurchase agreements and reverse repurchase agreements, and may lend its portfolio securities. Parkstone Tax-Free Fund is also permitted to invest up to 20% of its assets the interest on which is treated as a preference item for purposes of the federal alternative minimum tax. Armada Tax Exempt Money Market Fund may enter into repurchase agreements and reverse repurchase agreements, but is not expressly permitted to lend its portfolio securities.

PARKSTONE BOND FUND AND ARMADA BOND FUND.

The investment policies of these Funds are similar. Both Funds invest at least 80% of the value of their total assets in bonds, debentures and certain other debt securities. Both Funds invest only in investment grade fixed income securities (i.e., securities rated in the four highest rating categories by a Rating Agency), or if unrated, are determined by each Fund's adviser to be of comparable quality. Parkstone Bond Fund may invest up to 25% of its net assets in foreign securities, either directly or through the purchase of American Depository Receipts. Armada Bond Fund is not expressly permitted to invest in foreign securities.

Both Funds invest in the same types of debt securities, including debt securities of corporations, securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, mortgage-backed securities and asset-backed securities. Both Funds may invest a portion of their assets in the same types of short-term obligations. Each may engage in interest rate and bond index futures contracts and options on futures contracts.

PARKSTONE LIMITED MATURITY BOND FUND AND ARMADA LIMITED MATURITY BOND FUND.

It is expected that the Armada Enhanced Income Fund will change its name to Armada Limited Maturity Bond Fund on or about the time of the Reorganization.

The investment policies of these Funds are similar. Both Funds invest at least 80% of their total assets in investment grade debt securities of all types, including debt securities of corporations, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities, mortgage-backed securities and Municipal Securities. In addition, each may invest up to 20% of total assets in other securities, including preferred stocks. Both Funds may invest a portion of their assets in the same types of short-term obligations. Both Funds may invest in foreign securities either directly or through the purchase of American Depository Receipts. Parkstone Limited Maturity Bond Fund may only invest 25% of its net assets in foreign securities, Canadian Commercial Paper and Europaper. Armada Limited Maturity Bond Fund has no limitation on investing in foreign securities. Both Funds may invest in interest rate and bond index futures and options on futures contracts, and may engage in forward currency exchange contracts. Both Funds intend to maintain a dollar-weighted average maturity of 1 to 5 years.

There are some differences. Parkstone Limited Maturity Bond Fund is permitted to invest in bank obligations, including bankers' acceptances, certificates of deposit and time deposits. Armada Limited Maturity Bond Fund is not expressly permitted to invest in these securities.

PARKSTONE INTERMEDIATE GOVERNMENT OBLIGATIONS FUND AND ARMADA INTERMEDIATE BOND FUND.

These Funds have similar, but not identical, investment policies. The principal difference is that Parkstone Intermediate Government Obligations Fund invests 80% of its total assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Armada Intermediate Bond Fund is permitted to invest 80% of its total assets in debt securities of all types, not just obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and 20% of the value of its total assets may be invested in preferred stocks and other investments. These debt securities include: equipment lease and trust certificates; corporate issues; collateralized mortgage obligations; state, municipal and private activity bonds; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities of supranational organizations such as the World Bank; participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities such as mortgage backed securities, Certificates of Automobile Receivables and Certificates of Amortizing Revolving Debts; private placements; and income participation loans. These securities may be subject to greater volatility than U.S. Government obligations. Accordingly, the Armada Intermediate Bond Fund may be more volatile than the Parkstone Intermediate Government Obligations Fund.

Under normal market conditions, both Funds expect to maintain a dollar-weighted average portfolio maturity of three to ten years. Both Funds may invest in mortgage-related securities. Parkstone Intermediate Government Obligations Fund may purchase mortgage-backed securities rated in the three highest rating categories by a Rating Agency, whereas Armada Intermediate Bond Fund may purchase corporate debt securities, mortgage-backed securities and commercial paper in the four highest rating categories. Both Funds may invest a portion of their assets in the same types of short-term obligations, except that Armada Intermediate Bond Fund may also invest in guaranteed investment contracts. The Armada Intermediate Bond Fund may invest in foreign securities whereas Parkstone Intermediate Government Obligations Fund may not. The Armada Intermediate Bond Fund may invest in variable and floating rate instruments, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rates, whereas the Parkstone Intermediate Government Obligations Fund may not. Both Funds are permitted to invest in repurchase agreements, however, the Parkstone Intermediate Government Obligations Fund is also permitted to invest in reverse repurchase agreements, while the Armada Intermediate Bond Fund may not.

PARKSTONE EQUITY INCOME FUND AND ARMADA EQUITY INCOME FUND.

The investment policies of the Funds are similar. Both Funds invest at least 80% of their total assets in income producing common stocks and securities convertible into common stock. Both Funds invest portions of their assets in the same types of short-term obligations except that Armada Equity Income Fund may also invest in guaranteed investment contracts. Both Funds may invest in stock index futures contracts and options on futures contracts. Both may purchase put and call options and write covered call options for hedging purposes. With respect to the Armada Equity Income Fund, such options must be listed on a national securities exchange or board of trade. Parkstone Equity Income Fund is not subject to such a limitation. The aggregate value of securities subject to options can not exceed 50% of Parkstone Equity Income Fund's net assets or 25% of Armada Equity Income Fund's net assets. Both Funds may invest in foreign securities, including American Depository Receipts, European Depository Receipts and Standard & Poor's Depository Receipts. Armada Equity Income Fund may invest up to 20% of its total assets in foreign securities, whereas Parkstone Equity Income Fund may invest up to 25% of its net assets in such securities. Both Funds may engage in foreign currency transactions. The Parkstone Equity Income Fund may invest in bank obligations and commercial paper, while the Armada Equity Income Fund may not.

PARKSTONE SMALL CAPITALIZATION FUND AND ARMADA SMALL CAP GROWTH FUND.

The investment policies of both Funds are similar. Both Funds intend to invest at least 80% of their total assets in equity securities of companies with small stock market capitalization. Both Funds consider a "small capitalization" company to be one that has the same market capitalization as the companies in the Russell 2000 Growth Index.

Both Funds may invest portions of their assets in the same types of short-term obligations, including commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations, except that Armada Small Cap Growth Fund may also invest in guaranteed investment contracts. Both Funds may invest in stock index futures contracts and options on futures contracts. Both Funds may purchase put and call options and write covered call options for hedging purposes. With respect to Armada Small Cap Growth Fund, such options must be listed on a national securities exchange or board of trade. Parkstone Small Capitalization Fund is not subject to such a limitation. The aggregate value of securities subject to options will not exceed 50% of Parkstone Small Capitalization Fund's net assets or 25% of Armada Small Cap Growth Fund's net assets. Both Funds may invest in securities of foreign issuers, including American Depository Receipts and European Depository Receipts. Armada Small Cap Growth may also invest in Standard & Poor's Depository Receipts. Armada Small Cap Growth Fund may invest up to 20% of its total assets in the securities of foreign issuers, whereas Parkstone Small Capitalization Fund may invest up to 25% of its net assets in such securities. Parkstone Small Capitalization Fund is permitted to enter into foreign currency futures contracts. Armada Small Cap Growth Fund is not permitted to engage in foreign currency futures contracts. The Parkstone Small Capitalization Fund may invest in bank obligations and commercial paper, while the Armada Small Cap Growth Fund may not.

PARKSTONE INTERNATIONAL DISCOVERY FUND AND ARMADA INTERNATIONAL EQUITY FUND.

The investment policies of both Funds are very similar. Parkstone International Discovery Fund and the Armada International Equity Fund each seek to achieve their investment objective by investing, under normal market conditions, at least 80% of their total assets in equity securities of foreign issuers. Both Funds' assets normally will be invested in the securities of issuers located in at least three foreign countries. It is not anticipated that the Parkstone International Discovery Fund or the Armada International Equity Fund will invest in the common stock of U.S. companies.

Both Funds will invest primarily in equity securities, including common and preferred stocks, rights, warrants, securities convertible into common stocks, American Depository Receipts and European Depository Receipts. Foreign investments by both Funds may include debt obligations issued or guaranteed by foreign governments or their agencies, authorities, instrumentalities, or political sub-divisions, including a foreign state, province or municipality. Both Funds focus their investments in equity securities of companies that are included in the Morgan Stanley Capital International Europe, Australasia, Far East ("EAFE") Index, a broadly diversified international index consisting of more than 1,000 equity securities of companies located in the above-referenced countries.

More than 25% of each Fund's total assets may be invested in the securities of issuers located in the same country. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.

Both Funds may invest in stock index futures contracts and options on futures. Both Funds may also invest in foreign currency futures contracts. Both Funds may purchase put and call options and write covered calls for hedging purposes. Such options may relate to particular securities, stock or bond indices, financial instruments or foreign currencies. With respect to the Armada International Equity Fund, such options must be listed on a national securities exchange or board of trade. The Parkstone International Discovery Fund is not subject to such a limitation. The aggregate value of the securities subject to options will not exceed 50% of Parkstone International Discovery Fund's net assets or 25% of Armada International Equity Fund's net assets.

The Armada International Equity Fund may also purchase shares of investment companies investing primarily in foreign securities, including "country funds" which have portfolios consisting exclusively of securities of issuers located in one foreign country. Such "country funds" may be either open-end or closed-end investment companies. Parkstone International Discovery Fund may only invest in other investment companies which are money market mutual funds.

The Armada International Equity Fund may also purchase World Equity Benchmark Shares issued by The Foreign Fund, Inc. ("WEBS") and similar securities of other issuers. WEBS are shares of an investment company that invests substantially all of its assets in securities included in the Morgan Stanley Capital International indices for specific countries.

Because the expense associated with an investment in WEBS can be substantially lower than the expense of small investments directly in the securities comprising the indices it seeks to track, the adviser believes that investment in WEBS of countries that are included in the EAFE Index can provide a cost-effective means of diversifying the Fund's assets across a broader range of equity securities.

WEBS are listed on the American Stock Exchange ("AMEX"), and were initially offered to the public in 1996. The market prices of WEBS are expected to fluctuate in accordance with both changes in the net assets value of their underlying indices and supply and demand of WEBS under AMEX. To date, WEBS have traded at relatively modest discounts and premiums to their net asset value. However, WEBS have limited operating history, and information is lacking regarding the actual performance and trading liquidity of WEBS for extended periods or over complete market periods. In addition, there is no assurance that the requirements of AMEX necessary to maintain the listing of WEBS will continue to be met or will remain unchanged.

In the event substantial market or other disruptions effecting WEBS would occur in the future, the liquidity and value of the Armada International Equity Fund's shares could also be substantially and adversely affected, and the Fund's ability to provide investment results approximating the performance of securities in the EAFE could be impaired. If such disruptions were to occur, the Fund could be required to reconsider the use of WEBS or other "Country Funds" as part of its investment strategy. The Parkstone International Discovery Fund may not invest in WEBS.

PARKSTONE BALANCED ALLOCATION FUND AND ARMADA BALANCED ALLOCATION FUND.

The investment policies of these two Funds are substantially the same. Each may invest in any type or class of security. Both intend to invest 50% to 70% of their net assets in common stocks and securities convertible to common stocks, 25% to 55% of their net assets in fixed income securities and up to 30% of their net assets in cash and cash equivalents. Both Funds may invest a portion of their assets in the same types of short-term obligations. Each may invest up to 20% of its net assets in foreign securities, including American Depository Receipts, European Depository Receipts and Global Depository Receipts. Both may engage in foreign currency exchange contracts. Both may invest in futures contracts and options on futures contracts. Both may purchase put and call options and write covered calls for hedging purposes. Armada Balanced Allocation Fund is limited to options listed on a national securities exchange or board of trade. Parkstone Balanced Allocation Fund is not subject to such a limitation. The aggregate value of the securities subject to options will not exceed 50% of Parkstone Balanced Allocation Fund's net assets or 25% of Armada Balanced Allocation Fund's net assets. The excess, if any, of the Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. The Armada Balanced Allocation Fund will not enter into any swap unless the unsecured commercial paper, senior debt, or claims paying ability of the other party is rated in the two highest rating categories by a Rating Agency, or the claims paying ability of the other party is deemed creditworthy and any such obligation the Armada Balanced Allocation Fund may have under such an arrangement will be covered by setting aside liquid high grade securities in a segregated account.

The Armada Balanced Allocation Fund may engage in short sales of its securities. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. This price may be more or less than the price at which the security was sold by the fund. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. Up to 20% of the assets of the Armada Balanced Allocation Fund may be subject to short sales.

PARKSTONE NATIONAL TAX EXEMPT BOND FUND AND ARMADA NATIONAL TAX EXEMPT BOND
FUND.

The investment policies of these two Funds are similar. Each invests, under normal market conditions, at least 80% of its total assets in Municipal Securities. This 80% requirement is a fundamental policy of the Armada National Tax Exempt Bond Fund. Both Funds may invest in the same types of Municipal Securities. Both are permitted to invest in taxable obligations for temporary defensive purposes or if suitable tax exempt securities are not available. Both Funds expect to maintain a dollar-weighted average portfolio maturity of three to ten years.

INVESTMENT POLICIES AND RISKS -- GENERAL

The investment objective of each of the Reorganizing Funds and each Existing Armada Fund are non-fundamental, with the exception of the Parkstone U.S. Government Obligations Fund. A non-fundamental investment objective may be changed without a vote of the majority of the Fund's outstanding voting securities, as defined by the 1940 Act. The investment objective of the Parkstone U.S. Government Obligations Fund is fundamental. Additionally, the investment policies of the Reorganizing Funds and the Existing Armada Funds are, with the exception of the Armada Tax Exempt Money Market Fund, not fundamental and may be changed by the respective Boards of Trustees.

This section describes certain policies and risks that are common to a number of Reorganizing Funds and Existing Armada Funds.

Each Reorganizing Fund and each Existing Armada Fund is permitted to (i) enter into repurchase agreements; and (ii) purchase obligations of the U.S. Government, its agencies and instrumentalities.

There are similarities between the Funds with respect to the types of money market instruments they are permitted to purchase. Each Reorganizing Fund and each Existing Armada Fund may invest in a broad array of money market instruments, all rated in one of the top two rating categories by a Rating Agency.

Parkstone Limited Maturity Bond Fund and Armada Bond Fund, Limited Maturity Bond Fund, Intermediate Bond Fund and Balanced Allocation Fund may invest in asset-backed securities. These securities may be backed by either credit card receivables or motor vehicle installment purchase obligations. Asset-backed securities entail certain risks, including the risk that credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owned on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivable to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor move to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Parkstone Bond Fund, Limited Maturity Bond Fund, U.S. Government Income Fund, Intermediate Government Obligations Fund and Balanced Allocation Fund, and Armada Bond Fund, Limited Maturity Bond Fund, U.S. Government Income Fund, Intermediate Bond Fund and Balanced Allocation Fund may invest in mortgage-backed securities. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

The Parkstone Prime Obligations Fund, U.S. Government Obligations Fund, Tax-Free Fund, Bond Fund, Limited Maturity Bond Fund, U.S. Government Income Fund, Large Capitalization Fund, Equity Income Fund, Mid Capitalization Fund, Small Capitalization Fund, International Discovery Fund and Balanced Allocation Fund and the Armada U.S. Government Income Fund, Limited Maturity Bond Fund, Intermediate Bond Fund, Equity Income Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Equity Fund and Balanced Allocation Fund may invest in foreign securities. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Investment in sovereign debt obligations by certain Funds involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt, and in turn a Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

INVESTMENT LIMITATIONS

Neither the Reorganizing Funds nor the Existing Armada Funds may change their fundamental investment limitations without the affirmative vote of the holders of a majority of the outstanding shares (as defined in the 1940 Act) of the particular Reorganizing Fund or Existing Armada Fund. The investment limitations of the Reorganizing Funds and the Existing Armada Funds are very similar, but not identical.

The investment limitations listed below are fundamental with respect to the Reorganizing Funds and the Existing Armada Funds except as noted.

The Parkstone Bond Fund, Limited Maturity Bond Fund, National Tax Exempt Bond Fund, Intermediate Government Obligations Fund, Equity Income Fund, Small Capitalization Fund, International Discovery Fund and Balanced Allocation Fund and the Armada Bond Fund, Limited Maturity Bond Fund, Intermediate Bond Fund, Equity Income Fund, Small Cap Growth Fund, International Equity Fund, Balanced Allocation Fund and National Tax Exempt Bond Fund may not:

     Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

The following investment restrictions apply to all Reorganizing Funds and all Existing Armada Funds:

     No Fund may:

     1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

        (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments, or in the case of the Parkstone Prime Obligations Fund, U.S. Government Obligations Fund and Tax-Free Fund, domestic bank obligations and repurchase agreements secured by such obligations;

        (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

        (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and

        (d) personal credit and business credit businesses will be considered separate industries.

     2. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

     3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

     4. Purchase or sell real estate, except that the fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

     5. Invest in commodities, except that, as is consistent with its investment objective and policies, a Fund may: (a) purchase and sell options, forward contracts and futures contracts, including without limitation those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. For purposes of this investment limitation, "commodities" includes commodity contracts.

     6. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as the Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

The Parkstone U.S. Government Obligations Fund will not:

     Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Irrespective of the investment restriction above, and pursuant to Rule 2a-7 under the 1940 Act, the Parkstone U.S. Government Obligations Fund will, with respect to 100% of its total assets, limit its investments in the securities of any one issuer in the manner provided by such Rule.

In addition, each of the Reorganizing Funds and Existing Armada Funds is subject to the following non-fundamental limitations, which may be changed without a vote of the shareholders:

     No Fund may:

     1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act.

     2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

     3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, and (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

     4.  Purchase securities of companies for the purpose of exercising control.

     5. Invest more than 15% (10% in the case of a money market fund) of its net assets in illiquid securities.

Generally if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

See "Investment Restrictions" in the Reorganizing Funds' Statement of Additional Information, which is incorporated by reference herein, for additional non-fundamental investment limitations of the Reorganizing Funds.

See "Investment Limitations" in the Existing Armada Funds' Statement of Additional Information, which is incorporated by reference herein, for additional non-fundamental investment limitations of the Existing Armada Funds.

PURCHASE AND REDEMPTION INFORMATION, EXCHANGE PRIVILEGES, DISTRIBUTION AND PRICING. The purchase, redemption, exchange privileges and distribution policies of the Parkstone Funds and the Armada Funds are discussed below in Appendix D -- Shareholder Transactions and Services to this Combined Prospectus/Proxy Statement.

OTHER INFORMATION. Parkstone and Armada are registered as open-end management investment companies under the 1940 Act. Currently, Parkstone offers sixteen investment portfolios. All Parkstone Funds except the Michigan Municipal Bond Fund are diversified portfolios. Armada offers twenty-three investment portfolios. All Existing Armada Funds are diversified portfolios. All New Armada Funds except the Michigan Municipal Bond Fund are diversified portfolios.

Both Parkstone and Armada were organized as Massachusetts business trusts in 1987 and 1986, respectively, and are subject to the provisions of their respective Declarations of Trust and Codes of Regulations. Shares of Parkstone are entitled to one vote for each dollar of value invested, and have a proportionate fractional vote for any fraction of one dollar invested. Shares of Armada are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shares of both Parkstone and
Armada:

      (i) will vote in the aggregate and not by class except as otherwise expressly required by law or when class voting is permitted by the respective Board of Trustees; and

     (ii) are entitled to participate equally in the dividends and distributions that are declared with respect to a particular investment portfolio and in the net distributable assets of such portfolio on liquidation.

Shares of both the Parkstone Funds and the Armada Funds have no par value. In addition, shares of the Parkstone Funds and Armada Funds have no preemptive rights and only such conversion and exchange rights as the respective Boards of Trustees may grant in their discretion. When issued for payment as described in their Prospectuses, Parkstone Fund shares and Armada Fund shares are fully paid and non-assessable by such entities except as required under Massachusetts law. Armada is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees. To the extent required by law, Armada will assist in shareholder communications in such matters.

The foregoing is only a summary. Shareholders may obtain copies of the Declarations of Trust and Codes of Regulations of Parkstone and Armada upon written request at the addresses shown on the cover page of this Combined Prospectus/Proxy Statement.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION. This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by Parkstone's Board of Trustees in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Parkstone may also solicit proxies by telephone, telegraph, facsimile or personal interview. Shareholders may vote by touch-tone telephone or on the Internet by following the instructions on the insert contained in the proxy solicitation material. In addition, Parkstone has retained the services of Shareholder Communications Corporation to aid in the solicitation of proxies for a fee of approximately $12,000. It is anticipated that banks, brokerage houses and other custodians will be requested on behalf of Parkstone to forward solicitation materials to their principals to obtain authorizations for the execution of proxies. Any Shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Parkstone a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

Only shareholders of record at the close of business on February 28, 2000 will be entitled to vote at the Meeting. On that date there were outstanding and entitled to be voted 604,238,061.009 shares of the Parkstone Prime Obligations Fund, 102,268,429.437 shares of the Parkstone U.S. Government Obligations Fund, 93,049,319.320 shares of the Parkstone Tax-Free Fund, 34,050,297.537 shares of the Parkstone Bond Fund, 20,116,129.956 shares of the Parkstone U.S. Government Income Fund, 12,544,027.069 shares of the Parkstone Limited Maturity Bond Fund, 9,724,743.465 shares of the Parkstone Intermediate Government Obligations Fund, 22,841,274.428 shares of the Parkstone Large Capitalization Fund, 15,140,071.353 shares of the Parkstone Equity Income Fund, 11,408,511.669 shares of the Parkstone Small Capitalization Fund, 19,287,212.932 shares of the Parkstone International Discovery Fund, 11,365,154.265 shares of the Parkstone Balanced Allocation Fund, 7,397,636.201 shares of the Parkstone National Tax Exempt Bond Fund, 25,816,676.636 shares of the Parkstone Mid Capitalization Fund, 17,347,083.581 shares of the Parkstone Michigan Municipal Bond Fund and 253,072,635.240 shares of the Parkstone Treasury Fund. Every shareholder of record shall have the right to one vote for each dollar of value invested, and to have a proportionate fractional vote for any fraction of one dollar invested. Shareholders will vote separately by Fund.

IMC has advised Parkstone and Armada that IMC and its affiliates will vote the shares of each Parkstone Fund for which it is record owner as follows:

      (i) for each account as to which there is an individual designated both to vote proxies and to receive annual and semi-annual reports and other disclosure documents, such individual shall be entitled to vote the shares beneficially owned by such account; and

     (ii) for each account as to which IMC or any of its affiliates is responsible to vote proxies, an independent third party, unrelated to IMC, its affiliates or the account shall vote such shares.

If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting or any adjournment thereof. For information on adjournment of the meeting, see "Quorum" below.

SHAREHOLDER AND BOARD APPROVALS. The Reorganization Agreement is being submitted for approval at the Meeting by the holders of a majority of the outstanding shares of the Parkstone Prime Obligations Fund, U.S. Government Obligations Fund, Tax-Free Fund, Bond Fund, U.S. Government Income Fund, Limited Maturity Bond Fund, Intermediate Government Obligations Fund, Large Capitalization Fund, Equity Income Fund, Small Capitalization Fund, International Discovery Fund, Balanced Allocation Fund, National Tax Exempt Bond Fund, Mid Capitalization Fund, Michigan Municipal Bond Fund and Treasury Fund in accordance with the provisions of Parkstone's Declaration of Trust and the requirements of the 1940 Act.

The term "majority of the outstanding shares" of a Parkstone Fund as used herein means more than 50% of the outstanding shares of such Parkstone Fund.

In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting. On the Reorganization, abstentions and broker non-votes will be considered to be a vote against such proposal.

The approval by the shareholders of the corresponding Existing Armada Funds of the Reorganization is not being solicited because their approval or consent is not necessary for the Reorganization to be consummated.

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. National City Corporation, which is incorporated under the laws of the state of Delaware, and its bank subsidiaries hold shares for the benefit of their customers and may be considered controlling persons of certain Parkstone Funds for purposes of certain federal securities laws. National City Corporation and its subsidiaries intend to vote shares over which they have voting authority pursuant to the Employee Retirement Income Security Act of 1974 ("ERISA") in the best interests of the plan participants. With respect to shares over which National City Corporation and its subsidiaries possess voting authority, but which are not subject to ERISA, National City Corporation and its subsidiaries will vote such shares as follows:

     (i) for each account as to which there is an individual designated both to vote proxies and to receive annual and semi-annual reports and other disclosure documents, such individual shall be entitled to vote the shares beneficially owned by such account; and

     (ii) for each account as to which IMC or any of its affiliates is responsible to vote proxies, an independent third party, unrelated to IMC, its affiliates or the account shall vote such shares.

As of February 28, 2000, National City Corporation owns more than 25% of each of the following Reorganizing Funds:

                                                                                                 PERCENTAGE OF
                                                                              PERCENTAGE OF    REORGANIZING FUND
                                                            CLASS OF SHARES    CLASS OWNED      SHARES OWNED ON
REORGANIZING FUND                NAME AND ADDRESS                OWNED        ON RECORD DATE      RECORD DATE
-----------------       ----------------------------------  ---------------   --------------   -----------------
Prime Obligations Fund  National City Bank                   Institutional        98.20%             97.30%
                        4100 W. 150th Street                 Shares
                        Cleveland, OH 44135-1389
U.S. Government         National City Bank                   Institutional        98.25%             97.55%
Obligations Fund        4100 W. 150th Street                 Shares
                        Cleveland, OH 44135-1389
Tax Free Fund           National City Bank                   Institutional        98.18%             97.71%
                        4100 W. 150th Street                 Shares
                        Cleveland, OH 44135-1389
Small Capitalization    National City Bank                   Institutional        99.19%             75.85%
Fund                    ATTN: Trust Mutual Funds             Shares
                        P.O. Box 94984
                        Cleveland, OH 44101-4984
Equity Income Fund      National City Bank                   Institutional        98.46%             55.67%
                        ATTN: Trust Mutual Funds             Shares
                        P.O. Box 94984
                        Cleveland, OH 44101-4984
Bond Fund               National City Bank                   Institutional        99.52%             95.09%
                        ATTN: Trust Mutual Funds             Shares
                        P.O. Box 94984
                        Cleveland, OH 44101-4984
Limited Maturity Bond   National City Bank                   Institutional        99.70%             89.57%
Fund                    ATTN: Trust Mutual Funds             Shares
                        P.O. Box 94984
                        Cleveland, OH 44101-4984
Intermediate            National City Bank                   Institutional        98.89%             88.87%
Government Obligations  ATTN: Trust Mutual Funds             Shares
Fund                    P.O. Box 94984
                        Cleveland, OH 44101-4984
National Tax Exempt     National City Bank                   Institutional        99.73%             93.71%
Bond Fund               ATTN: Trust Mutual Funds             Shares
                        P.O. Box 94984
                        Cleveland, OH 44101-4984
Balanced Allocation     National City Bank                   Institutional        99.92%             87.64%
Fund                    ATTN: Trust Mutual Funds             Shares
                        P.O. Box 94984
                        Cleveland, OH 44101-4984
International           National City Bank                   Institutional        98.79%             87.93%
Discovery Fund          ATTN: Trust Mutual Funds             Shares
                        P.O. Box 94984
                        Cleveland, OH 44101-4984


                        PERCENTAGE OF CLASS OF
                         EXISTING ARMADA FUND
REORGANIZING FUND       OWNED ON CONSUMMATION
-----------------       ----------------------
Prime Obligations Fund           16.65%
U.S. Government                  10.68%
Obligations Fund
Tax Free Fund                    18.41%
Small Capitalization             59.36%
Fund
Equity Income Fund               14.04%
Bond Fund                        31.53%
Limited Maturity Bond            48.87%
Fund
Intermediate                     21.37%
Government Obligations
Fund
National Tax Exempt              41.51%
Bond Fund
Balanced Allocation              65.83%
Fund
International                    42.34%
Discovery Fund

National City Corporation owns more than 25% of the following Continuing Funds. Prior to the Continuing Funds Transaction, the New Armada Funds will have only nominal assets. Accordingly, the persons who own more than 25% of any class of shares of the Continuing Funds will not materially change upon consummation of the Continuing Funds Transaction.

                                                                                                PERCENTAGE OF
                                                                              PERCENTAGE OF    CONTINUING FUND
                                                            CLASS OF SHARES    CLASS OWNED     SHARES OWNED ON
CONTINUING FUND                  NAME AND ADDRESS                OWNED        ON RECORD DATE     RECORD DATE
---------------         ----------------------------------  ---------------   --------------   ---------------
Large Capitalization    National City Bank                   Institutional        96.99%            88.24%
Fund                    ATTN: Trust Mutual Funds             Shares
                        P.O. Box 94984
                        Cleveland, OH 44101-4984
U.S. Government Income  National City Bank                   Institutional        98.76%            79.17%
Fund                    ATTN: Trust Mutual Funds             Shares
                        P.O. Box 94984
                        Cleveland, OH 44101-4984
Michigan Municipal      National City Bank                   Institutional        98.84%            88.27%
Bond Fund               ATTN: Trust Mutual Funds             Shares
                        P.O. Box 94984
                        Cleveland, OH 44101-4984
Mid Capitalization      National City Bank                   Institutional        97.70%            80.46%
Fund                    ATTN: Trust Mutual Funds             Shares
                        P.O. Box 94984
                        Cleveland, OH 44101-4984
Treasury Fund           National City Bank                   Institutional        96.09%            95.18%
                        4100 W. 150th Street                 Shares
                        Cleveland, OH 44135-1389


                        PERCENTAGE OF CLASS OF NEW
                           ARMADA FUND OWNED ON
CONTINUING FUND                CONSUMMATION
---------------         --------------------------
Large Capitalization              96.99%
Fund
U.S. Government Income            98.76%
Fund
Michigan Municipal                98.84%
Bond Fund
Mid Capitalization                97.70%
Fund
Treasury Fund                     96.09%

At February 28, 2000, the name, address and share ownership of the persons who owned of record 5% or more of any class of shares of the Reorganizing Funds, and the percentage of the respective share classes of the corresponding Existing Armada Funds that would be owned by those persons upon the consummation of the Reorganizing Funds Transaction based upon their holdings on that date are as follows:

                                                                                                 PERCENTAGE OF
                                                                              PERCENTAGE OF    REORGANIZING FUND
                                                            CLASS OF SHARES    CLASS OWNED      SHARES OWNED ON
REORGANIZING FUND                NAME AND ADDRESS                OWNED        ON RECORD DATE      RECORD DATE
-----------------       ----------------------------------  ---------------   --------------   -----------------
Prime Obligations Fund  BISYS BD Services, Inc.              Investor             33.20%               .29%
                        P.O. Box 4054                        A Shares
                        Concord, CA 94524-4054
                        William L. Hess Jr.                  Investor              6.99%               .06%
                        Trst William L Hess Jr.              A Shares
                        Rev Lvg Trust
                        DTD 02 20 97
                        33670 Riviera
                        Fraser, MI 48026-1621
                        First Union Securities, Inc.         Investor             10.81%               .09%
                        A/C 8002-6189                        A Shares
                        The Samaritan Balanced Fund
                        Limited Partnership
                        111 East Kilbourn Avenue
                        Milwaukee, WI 53202-6611
                        First Clearing Corporation           Investor             10.51%              .006%
                        A/C 8672-4507                        B Shares
                        Honghong Zhang &
                        Yuxian NIU
                        1201 Brighton Drive
                        Urbana, IL 61801-6414
                        First Clearing Corporation           Investor              8.84%              .005%
                        A/C 1080-1621                        B Shares
                        Donald J. Alfery
                        6140 Niles
                        Troy, MI 48098-5614


                        PERCENTAGE OF CLASS OF
                         EXISTING ARMADA FUND
REORGANIZING FUND       OWNED ON CONSUMMATION
-----------------       ----------------------
Prime Obligations Fund             .11%
                                   .02%
                                   .04%
                                  3.44%
                                  2.89%

                                                                                                 PERCENTAGE OF
                                                                              PERCENTAGE OF    REORGANIZING FUND
                                                            CLASS OF SHARES    CLASS OWNED      SHARES OWNED ON
REORGANIZING FUND                NAME AND ADDRESS                OWNED        ON RECORD DATE      RECORD DATE
-----------------       ----------------------------------  ---------------   --------------   -----------------
Prime Obligations Fund  First Clearing Corporation           Investor              6.06%              .003%
(continued)             A/C 5725-3884                        B Shares
                        Jack R. McCampbell IRA R/O
                        FCC as Custodian
                        1184 Squaw Creek
                        Fostoria, MI 48435-9610
                        First Clearing Corporation           Investor              7.74%              .004%
                        A/C 6637-9473                        B Shares
                        Mary M. Resop &
                        Gordon R. Resop Jr.
                        31869 Grove
                        Fraser, MI 48026-3655
                        Richard C. Sloan                     Investor             11.55%              .007%
                        287 Twin Lakes Drive                 B Shares
                        Moultrie, GA 31768-7942
                        First Clearing Corporation           Investor              6.34%              .004%
                        A/C 2227-4694                        B Shares
                        Janna J. Christensen
                        P.O. Box 533
                        Argenta, IL 62501-0533
                        SEI Trust Co. Custodian              Investor              6.05%              .003%
                        Frank O. Maretka                     B Shares
                        IRA
                        44370 Harmony Lane
                        Belleville, MI 48111-2469
                        Raymond James Assoc. Inc CSDN        Investor              5.45%              .003%
                        Billy A. Scott IRA                   B Shares
                        27435 Victory Road
                        Paola, KS 66071-5477
U.S. Government         SEI Trust Co Custodian               Investor              5.22%               .04%
Obligations Fund        Melvin W. James                      A Shares
                        IRA Rollover
                        2772 Riverview Drive
                        Kankakee, IL 60901-7180
                        SEI Trust Co Custodian               Investor              5.03%               .04%
                        Stanley P Szasna                     A Shares
                        IRA
                        948 Castlebar Drive
                        Rochester Hills, MI 48309-2411
                        SEI Trust Co Custodian               Investor              5.03%               .04%
                        Rosemary S. Szasna                   A Shares
                        IRA
                        948 Castlebar Drive
                        Rochester Hills, MI 48309-2411
                        Pinehurst Properties TIRF            Investor             10.41%               .08%
                        31100 Telegraph Road Suite 200       A Shares
                        Bingham Farms, MI 48025-4365
                        Coventry Place LLC TIRF              Investor             32.34%               .23%
                        31100 Telegraph Road Suite 200       A Shares
                        Bingham Farms, MI 48025-4365
                        Georgetowne Properties               Investor             13.76%               .10%
                        General Res                          A Shares
                        31100 Telegraph Road Suite 200
                        Bingham Farms, MI 48025-4365
Tax-Free Fund           Charles W. Clancy                    Investor              9.56%               .05%
                        and Ruth R. Clancy                   A Shares
                        Jt Ten
                        505 East Springfield Avenue
                        Champaign, IL 61820-5516


                        PERCENTAGE OF CLASS OF
                         EXISTING ARMADA FUND
REORGANIZING FUND       OWNED ON CONSUMMATION
-----------------       ----------------------
Prime Obligations Fund            1.98%
(continued)
                                  2.53%
                                  3.78%
                                  2.08%
                                  1.98%
                                  1.78%
U.S. Government                   .007%
Obligations Fund
                                  .007%
                                  .007%
                                  .014%
                                  .043%
                                  0.18%
Tax-Free Fund                     .021%

                                                                                                 PERCENTAGE OF
                                                                              PERCENTAGE OF    REORGANIZING FUND
                                                            CLASS OF SHARES    CLASS OWNED      SHARES OWNED ON
REORGANIZING FUND                NAME AND ADDRESS                OWNED        ON RECORD DATE      RECORD DATE
-----------------       ----------------------------------  ---------------   --------------   -----------------
Tax-Free Fund           Frank K. Zinn and                    Investor             13.68%               .07%
(continued)             Ruth A. Zinn, JT TEN                 A Shares
                        c/o Dykema Gossett
                        400 Renaissance Center
                        35th Floor
                        Detroit, MI 48243-1502
                        Bisys BD Services, Inc.              Investor             52.87%               .25%
                        P.O. Box 4054                        A Shares
                        Concord, CA 94524-4054
                        Dalbert W Fear Jr. and               Investor              5.60%               .03%
                        Mary Antonia Ausum                   A Shares
                        JTWROS
                        3706 Creekside Ct
                        Ann Arbor, MI 48105-9570
                        Douglas D. Freeth                    Investor             11.39%               .05%
                        and Lucia L. Freeth                  A Shares
                        Trst Freeth Grantor
                        Education Trust
                        2128 Melrose
                        Ann Arbor, MI 48104-4068
Bond Fund               Soy Capital AG Services &            Investor             37.39%              1.35%
                        Trust Co.                            A Shares
                        455 N. Main Street
                        Decatur, IL 62523-1103
Limited Maturity Bond   Bisys BD Services, Inc.              Investor             30.94%              2.97%
Fund                    P.O. Box 4054                        A Shares
                        Concord, CA 94524-4054
                        Soy Capital AG Services &            Investor             20.04%              1.93%
                        Trust Co.                            A Shares
                        455 N. Main Street
                        Decatur, IL 62523-1103
                        First Clearing Corporation           Investor              6.50%               .04%
                        A/C 4753-9962                        B Shares
                        Larry D. Kiefer IRA R/O
                        FCC as Custodian
                        RR 2 Box 118
                        Gridley, IL 61744-9304
                        First Clearing Corporation           Investor              6.10%               .03%
                        A/C 4296-9582                        B Shares
                        C. Edward Howerton
                        4721 Willowbrook Lane
                        Decatur, IL 62521-4266
                        First Clearing Corporation           Investor              6.38%               .04%
                        A/C 6309-4604                        B Shares
                        Marianne Peterson
                        957 St. John
                        Lincoln Park, MI 48146
                        First Clearing Corporation           Investor              5.98%               .03%
                        A/C 8016-4073                        B Shares
                        Martha Fajardo Vaca Cust For
                        Ernesto Vaca Jr.
                        1271 Northwestern Avenue
                        Gurnee, IL 60031-2364
Intermediate            Soy Capital AG Services &            Investor             21.08%              1.99%
Government Obligations  Trust Co.                            A Shares
Fund                    455 N. Main Street
                        Decatur, IL 62523-1103
                        John M. Janush Trustee               Investor              7.37%               .05%
                        John M. Janush Rev Liv Trust         B Shares
                        U/A DTD 5-30-98
                        44 Whispering Pines
                        Winchester, TN 37398-4332


                        PERCENTAGE OF CLASS OF
                         EXISTING ARMADA FUND
REORGANIZING FUND       OWNED ON CONSUMMATION
-----------------       ----------------------
Tax-Free Fund                     .029%
(continued)
                                  .114%
                                  .012%
                                  .024%
Bond Fund                        28.05%
Limited Maturity Bond            28.77%
Fund
                                 18.63%
                                  5.28%
                                  4.96%
                                  5.19%
                                  4.86%
Intermediate                     13.99%
Government Obligations
Fund
                                  3.69%

                                                                                                 PERCENTAGE OF
                                                                              PERCENTAGE OF    REORGANIZING FUND
                                                            CLASS OF SHARES    CLASS OWNED      SHARES OWNED ON
REORGANIZING FUND                NAME AND ADDRESS                OWNED        ON RECORD DATE      RECORD DATE
-----------------       ----------------------------------  ---------------   --------------   -----------------
National Tax Exempt     Bisys BD Services, Inc.              Investor             11.93%               .60%
Bond Fund               P.O. Box 4054                        A Shares
                        Concord, CA 94524-4054
                        Caren M. Peterson                    Investor              8.07%               .41%
                        1813 Kings Highway                   A Shares
                        Rockford, IL 61107-1354
                        Soy Capital AG Services &            Investor             25.11%              1.27%
                        Trust Co.                            A Shares
                        455 N. Main Street
                        Decatur, IL 62523-1103
                        Donaldson Lufkin Jenrette            Investor             12.90%               .08%
                        Securities Corporation Inc.          B Shares
                        P.O. Box 2052
                        Jersey City, NJ 07303-2052
                        Harlan Hawkins &                     Investor             29.34%               .17%
                        Mark Hawkins TTEE                    B Shares
                        U/A DTD May 21, 1992
                        Cecil C. Hawkins Trust
                        4412 George Avenue
                        Cortland, IL 60112
                        Theodore H. Stein and                Investor              5.48%               .03%
                        Dolores A. Stein                     B Shares
                        JTWROS
                        153 Kingsbridge
                        Bristol, TN 37620-2957
                        NFSC FEBO #WHL-000396                Investor             27.51%               .16%
                        Betty J. Bowen                       B Shares
                        2400 Country Club Drive
                        Springfield, IL 62704-3262
International           Soy Capital AG Services &            Investor              5.28%               .44%
Discovery Fund          Trust Co.                            A Shares
                        455 N. Main Street
                        Decatur, IL 62523-1103


                        PERCENTAGE OF CLASS OF
                         EXISTING ARMADA FUND
REORGANIZING FUND       OWNED ON CONSUMMATION
-----------------       ----------------------
National Tax Exempt               5.64%
Bond Fund
                                  3.82%
                                 11.88%
                                  8.46%
                                 19.25%
                                  3.60%
                                 18.06%
International                     4.70%
Discovery Fund

At February 28, 2000, the name, address and percentage of ownership of the persons who owned of record 5% or more of any class of shares of the Existing Armada Funds, and the percentage of the respective share classes that would be owned by those persons upon consummation of the Reorganizing Funds Transaction based upon their holdings on February 28, 2000, are as follows:

                                                                             PERCENTAGE OF CLASS   PERCENTAGE OF EXISTING
                                                           CLASS OF SHARES     OWNED ON RECORD       ARMADA FUND SHARES
EXISTING ARMADA FUND            NAME AND ADDRESS                OWNED               DATE            OWNED ON RECORD DATE
--------------------   ----------------------------------  ---------------   -------------------   ----------------------
International Equity   First Clearing Corp.                 Class A Shares           7.21%                    .06%
Fund                   NatCity Investments
                       Account #8339-4138
                       FBO John C. Tay IRA
                       10700 North Park Drive
                       Glen Allen, VA 23060
                       Soy Capital AG Services &            Class A Shares           6.41%                    .05%
                       Trust Co.
                       455 N. Main Street
                       Decatur, IL 62523-1103
                       First Clearing Corporation           Class B Shares           7.24%                   .006%
                       A/C 8710-7659
                       Joseph R. Wessel IRA
                       FCC as Custodian
                       17600 Art Lane
                       Fisherville, KY 40023-9756

                       PERCENTAGE OF CLASS
                            OWNED ON
EXISTING ARMADA FUND      CONSUMMATION
--------------------   -------------------
International Equity            .80%
Fund
                                .71%
                                .27%

                                                                             PERCENTAGE OF CLASS   PERCENTAGE OF EXISTING
                                                           CLASS OF SHARES     OWNED ON RECORD       ARMADA FUND SHARES
EXISTING ARMADA FUND            NAME AND ADDRESS                OWNED               DATE            OWNED ON RECORD DATE
--------------------   ----------------------------------  ---------------   -------------------   ----------------------
International Equity   First Clearing Corporation           Class B Shares           6.90%                   .006%
Fund (continued)       A/C 4499-9888
                       Dale I. Isenberg IRA
                       FCC as Custodian
                       1190 Parkside Dr.
                       Limestone, NY 14753-9704
                       First Clearing Corporation           Class B Shares           5.18%                   .004%
                       A/C 2124-6203
                       Paul C. Carver IRA
                       FCC as Custodian
                       314 Concord Circle Rd
                       Beaver Falls, PA 15010-8516
                       First Clearing Corporation           Class B Shares          15.46%                   .013%
                       A/C 8406-2776
                       Trionix Research Lab Inc.
                       8037 Bavaria Road
                       Twinsburg, OH 44087-2261
                       First Clearing Corporation           Class B Shares           7.47%                   .006%
                       A/C 8919-0907
                       Rhonda Young
                       42 Main Street
                       P.O. Box 85
                       Daisytown, PA 15427-0085
                       First Clearing Corporation           Class B Shares           6.01%                   .005%
                       A/C 8089-4733
                       Schusters Greenhouse Ltd.
                       9165 Columbia Road
                       Olmsted Falls, OH 44138-2426
                       Sheldon & Co. (Reinv)                Class I Shares           8.13%                   8.06%
                       Attn: Trust Mutual Funds
                       Account #100023342
                       P.O. Box 94777
                       Cleveland, OH 44101-4777
                       Sheldon & Co. TTEE                   Class I Shares          36.68%                  36.33%
                       C/O National City Bank
                       P.O. Box 94984
                       Cleveland, OH 44101-4984
                       National City Bank                   Class I Shares          49.14%                  48.67%
                       C/O Sheldon & Co.
                       P.O. Box 94777
                       Cleveland, OH 44101-4777
Small Cap Growth Fund  First Clearing Corporation           Class B Shares           8.33%                    .01%
                       A/C 4421-4137
                       William S. Irwin and
                       Joan A. Irwin
                       4008 Kurtz Ave.
                       Louisville, KY 40229-1136
                       First Clearing Corporation           Class B Shares          37.68%                    .05%
                       A/C 5732-8021
                       Keith A. Monnett IRA
                       FCC as Custodian
                       716 Castleton Dr.
                       Greencastle, IN 46135-1104
                       First Clearing Corporation           Class B Shares          12.83%                    .02%
                       A/C 8349-0905
                       Virgil C. Thorson and
                       Marlys M. Thorson
                       6125 Waterside Dr.
                       Fort Wayne, IN 46814-3267

                       PERCENTAGE OF CLASS
                            OWNED ON
EXISTING ARMADA FUND      CONSUMMATION
--------------------   -------------------
International Equity            .26%
Fund (continued)
                                .20%
                                .58%
                                .28%
                                .23%
                               4.65%
                              20.96%
                              28.08%
Small Cap Growth Fund           .08%
                                .38%
                                .13%

                                                                             PERCENTAGE OF CLASS   PERCENTAGE OF EXISTING
                                                           CLASS OF SHARES     OWNED ON RECORD       ARMADA FUND SHARES
EXISTING ARMADA FUND            NAME AND ADDRESS                OWNED               DATE            OWNED ON RECORD DATE
--------------------   ----------------------------------  ---------------   -------------------   ----------------------
Small Cap Growth Fund  Sheldon & Co. (Reinv)                Class I Shares          10.87%                  10.69%
(continued)            Attn: Trust Mutual Funds
                       Account #10023342
                       P.O. Box 94777
                       Cleveland, OH 44101-4777
                       Sheldon & Co. TTEE                   Class I Shares          44.38%                  43.62%
                       c/o National City Bank
                       Trust Mutual FDS
                       P.O. Box 94984
                       Cleveland, OH 44101-4984
                       National City Bank                   Class I Shares          42.04%                  41.33%
                       c/o Sheldon & Co.
                       Trust Mutual FDS
                       P.O. Box 94777
                       Cleveland, OH 44101-4777
Equity Income Fund     National Financial                   Class A Shares           5.49%                    .11%
                       Services Corp.
                       For the Exclus. Ben. of
                       our Customer
                       P.O. Box 3908
                       Church Street Station
                       New York, NY 10008-3908
                       First Clearing Corporation           Class B Shares           5.07%                    .01%
                       A/C 1182-2774
                       Walter S. Archer IRA R/O
                       FCC as Custodian
                       69 E. Schaaf Road
                       Brooklyn Heights, OH 44131-1201
                       Sheldon & Co. (Reinv)                Class I Shares          31.23%                  30.54%
                       Attn: Trust Mutual Funds
                       Account #1023342
                       P.O. Box 94777
                       Cleveland, OH 44101-4777
                       Sheldon & Co.                        Class I Shares          20.48%                  20.03%
                       Attn: Trust Mutual Funds
                       P.O. Box 94984
                       Cleveland, OH 44101-4984
                       Sheldon & Co. (Cash/Reinv)           Class I Shares          42.98%                  42.03%
                       c/o National City Bank
                       Attn: Trust Mutual Funds
                       P.O. Box 94777
                       Cleveland, OH 44101-4777
Balanced Allocation    Janitor Supplies Inc. P/S Plan       Class A Shares           9.40%                   0.51%
Fund                   Russel Derby II
                       ATTN: Russel Derby
                       Personal and Confidential
                       1612 S. Neil St.
                       Champaign, IL 61820-7212
                       Major Screw Machine                  Class A Shares           7.53%                   0.41%
                       401(k) Plan
                       Marvin T. O'Malley
                       ATTN: Marvin O'Malley
                       Personal and Confidential
                       27262 Wick Road
                       Taylor, MI 48180-3017
                       First Clearing Corporation           Class A Shares           7.53%                   0.41%
                       A/C 6995-3098
                       Steven R. Schlater
                       Marlene L. Schlater
                       9900 Klipstine Road
                       Versailles, OH 45380-9584

                       PERCENTAGE OF CLASS
                            OWNED ON
EXISTING ARMADA FUND      CONSUMMATION
--------------------   -------------------
Small Cap Growth Fund          4.37%
(continued)
                              17.81%
                              16.88%
Equity Income Fund              .92%
                                .41%
                              26.78%
                              17.56%
                              36.85%
Balanced Allocation            2.10%
Fund
                               1.68%
                               1.68%

                                                                             PERCENTAGE OF CLASS   PERCENTAGE OF EXISTING
                                                           CLASS OF SHARES     OWNED ON RECORD       ARMADA FUND SHARES
EXISTING ARMADA FUND            NAME AND ADDRESS                OWNED               DATE            OWNED ON RECORD DATE
--------------------   ----------------------------------  ---------------   -------------------   ----------------------
Balanced Allocation    McMullen Travel & Tours              Class B Shares           6.62%                   0.05%
Fund (continued)       P/S Plan
                       Mary Ann Mitcham
                       ATTN: Linda McMullen
                       Personal and Confidential
                       224 South Broad Street
                       Grove City, PA 16127-1504
                       First Clearing Corporation           Class B Shares          12.11%                   0.09%
                       A/C 4892-6313
                       Willy P. Kutschke
                       RR 3 Box 140
                       Sugar Grove, PA 16350-9113
                       First Clearing Corporation           Class B Shares           6.77%                   0.05%
                       A/C 5159-5306
                       Wayne W. Loomis &
                       Lois S. Loomis
                       4 Pleasant Drive
                       Youngsville, PA 16371-9643
                       First Clearing Corporation           Class B Shares           7.07%                   0.05%
                       A/C 7477-1439
                       Barbara A. Stanford &
                       Herbert L. Stanford
                       104 Main Street
                       North Warren, PA 16365-4618
                       First Clearing Corporation           Class B Shares           7.22%                   0.05%
                       A/C 2135-7612
                       Wanda Cassell IRA
                       FCC as Custodian
                       3310 Teakwood Circle
                       Louisville, KY 40216-3107
                       First Clearing Corporation           Class B Shares           5.06%                   0.04%
                       A/C 5095-4553
                       Judy L. Limbrick IRA
                       FCC as Custodian
                       2315 Fluhrs Lane
                       Louisville, KY 40216-1419
                       First Clearing Corporation           Class B Shares           7.27%                   0.05%
                       A/C 3607-7352
                       Mary M. Goodman
                       710 West Washington Street
                       Bradford, PA 16701-2631
                       Sheldon & Co. (Reinv)                Class I Shares          98.77%                  92.77%
                       Attn: Trust Mutual Funds
                       Account #10023342
                       P.O. Box 94777
                       Cleveland, OH 44101-4777
Bond Fund              Post & Co. A/C #356678               Class A Shares           5.24%                   0.03%
                       C/O The Bank of New York
                       ATTN: Mutual Funds/Reorg Dept
                       P.O. Box 1066 Wall St. Sta
                       New York, NY 10286
                       First Clearing Corporation           Class A Shares          11.94%                   0.07%
                       A/C 1302-8189
                       Baldwin & Sours PSP & TR
                       Thomas Sours TTEE
                       5263 Trabue Road
                       Columbus, OH 43228-9564

                       PERCENTAGE OF CLASS
                            OWNED ON
EXISTING ARMADA FUND      CONSUMMATION
--------------------   -------------------
Balanced Allocation            0.63%
Fund (continued)
                               1.15%
                               0.64%
                               0.67%
                                .68%
                                .48%
                                .69%
                              33.70%
Bond Fund                      1.31%
                               2.99%

                                                                             PERCENTAGE OF CLASS   PERCENTAGE OF EXISTING
                                                           CLASS OF SHARES     OWNED ON RECORD       ARMADA FUND SHARES
EXISTING ARMADA FUND            NAME AND ADDRESS                OWNED               DATE            OWNED ON RECORD DATE
--------------------   ----------------------------------  ---------------   -------------------   ----------------------
Bond Fund (continued)  First Clearing Corporation           Class B Shares           5.93%                  0.006%
                       A/C 4499-9888
                       Dale I. Isenberg IRA
                       FCC as Custodian
                       1190 Parkside Drive
                       Limestone, NY 14753-9704
                       First Clearing Corporation           Class B Shares           5.62%                  0.006%
                       A/C 7786-3557
                       Charles D. Thompson IRA
                       FCC as Custodian
                       4604 Dannywood Road
                       Louisville, KY 40220-1053
                       First Clearing Corporation           Class B Shares           5.24%                  0.005%
                       A/C 1210-0708
                       William J. Ash IRA
                       FCC as Custodian
                       410 Donard Park Avenue
                       Louisville, KY 40218-2173
                       First Clearing Corporation           Class B Shares           7.11%                  0.007%
                       A/C 6242-7306
                       James M. Pearl IRA
                       FCC as Custodian
                       3130 Kaye Lawn Drive
                       Louisville, KY 40220-2713
                       First Clearing Corporation           Class B Shares           8.47%                  0.008%
                       A/C 2065-0386
                       Carborundum Grinding
                       Wheel Co.
                       Savings Plan
                       1011 E. Front Street
                       P.O. Box 759
                       First Clearing Corporation           Class B Shares           5.97%                  0.006%
                       A/C 5610-2760
                       Judy A. Messett
                       1855 Farrell Terrace
                       Farrell, PA 16121-1332
                       First Clearing Corporation           Class B Shares           5.80%                  0.006%
                       A/C 5717-0934
                       Joseph D. Masso
                       4155 West 144th
                       Cleveland, OH 44135-2053
                       First Clearing Corporation           Class B Shares           5.99%                  0.006%
                       A/C 4818-4932
                       James R. Kelly IRA
                       FCC as Custodian
                       6025 Leslie Drive
                       Michael F. Kelly POA
                       c/o National City Bank               Class I Shares          12.23%                  12.14%
                       Sheldon & Co.
                       Trust Mutual Funds
                       P.O. Box 94777
                       Cleveland, OH 44101-4777
                       Sheldon & Co.                        Class I Shares          30.78%                  30.57%
                       Attn: Trust Mutual Funds
                       P.O. Box 94984
                       Cleveland, OH 44101-4984
                       Sheldon & Co. (Cash/Reinv)           Class I Shares          55.88%                  55.50%
                       c/o National City Bank
                       Attn: Trust Mutual Funds
                       P.O. Box 94777
                       Cleveland, OH 44101-4777

                       PERCENTAGE OF CLASS
                            OWNED ON
EXISTING ARMADA FUND      CONSUMMATION
--------------------   -------------------
Bond Fund (continued)          1.15%
                               1.09%
                               1.02%
                               1.38%
                               1.65%
                               1.16%
                               1.13%
                               1.16%
                               8.35%
                              21.03%
                              38.18%

                                                                             PERCENTAGE OF CLASS   PERCENTAGE OF EXISTING
                                                           CLASS OF SHARES     OWNED ON RECORD       ARMADA FUND SHARES
EXISTING ARMADA FUND            NAME AND ADDRESS                OWNED               DATE            OWNED ON RECORD DATE
--------------------   ----------------------------------  ---------------   -------------------   ----------------------
Intermediate Bond      National Financial Services Corp.    Class A Shares          12.78%                   0.18%
Fund                   For the Exclus Ben of our Customer
                       P.O. Box 3908
                       Church Street Station
                       New York, NY 10008-3908
                       McMullen Travel & Tours              Class B Shares           5.11%                   0.01%
                       P/S Plan
                       Mary Ann Mitcham
                       ATTN: Linda McMullen
                       Personal and Confidential
                       224 South Broad Street
                       Grove City, PA 16127-1504
                       First Clearing Corporation           Class B Shares           7.80%                   0.02%
                       A/C 7786-3557
                       Charles D. Thompson IRA
                       FCC as Custodian
                       4604 Dannywood Road
                       Louisville, KY 40220-1053
                       First Clearing Corporation           Class B Shares           6.70%                   0.01%
                       A/C 3167-9506
                       Robert Fello Sr. IRA
                       FCC as Custodian
                       216 Holmes Street
                       Vandergrift, PA 15690-1621
                       First Clearing Corporation           Class B Shares           5.49%                   0.01%
                       A/C 7005-7606
                       Robert L. Robinson IRA
                       FCC as Custodian
                       6107 Diablo Ct.
                       Louisville, KY 40219-5236
                       First Clearing Corporation           Class B Shares           5.19%                   0.01%
                       A/C 2124-6203
                       Paul C. Carver IRA
                       FCC as Custodian
                       314 Concord Circle Road
                       Beaver Falls, PA 15010-8516
                       First Clearing Corporation           Class B Shares           9.50%                   0.02%
                       A/C 6581-8618
                       Marie A. Pace IRA
                       FCC as Custodian
                       305 Irvine Road
                       Lexington, KY 40502-1817
                       Sheldon & Co. (Reinv)                Class I Shares          13.82%                  13.59%
                       Attn: Trust Mutual Funds
                       Account #10023342
                       P.O. Box 94984
                       Cleveland, OH 44101-4984
                       Sheldon & Co.                        Class I Shares          28.39%                  27.92%
                       P.O. Box 94984
                       Attn: Trust Mutual Funds
                       Cleveland, OH 44101-4984
                       Sheldon & Co.                        Class I Shares          41.88%                  41.19%
                       Attn: Trust Mutual Funds
                       P.O. Box 94984
                       Cleveland, OH 44101-4984
                       SEI Trust Company                    Class I Shares          14.98%                  14.74%
                       Attn: Mutual Fund Administrator
                       One Freedom Valley Drive
                       Oaks, PA 19456

                       PERCENTAGE OF CLASS
                            OWNED ON
EXISTING ARMADA FUND      CONSUMMATION
--------------------   -------------------
Intermediate Bond              4.30%
Fund
                                .25%
                                .38%
                                .32%
                                .26%
                                .25%
                               4.74%
                              10.84%
                              22.26%
                              32.83%
                              11.75%

                                                                             PERCENTAGE OF CLASS   PERCENTAGE OF EXISTING
                                                           CLASS OF SHARES     OWNED ON RECORD       ARMADA FUND SHARES
EXISTING ARMADA FUND            NAME AND ADDRESS                OWNED               DATE            OWNED ON RECORD DATE
--------------------   ----------------------------------  ---------------   -------------------   ----------------------
Limited Maturity Bond  Soy Capital AG Services &            Class A Shares          16.51%                   0.13%
Fund                   Trust Co.
                       455 N. Main Street
                       Decatur, IL 62523-1103
                       Gateway Milling Co., Inc.            Class A Shares          19.18%                   0.15%
                       P/S Plan
                       Charles Pitcher
                       ATTN: Matt Pitcher
                       Personal and Confidential
                       1610 Altorfer Drive
                       Peoria, IL 61615-1923
                       First Clearing Corporation           Class A Shares          22.20%                   0.17%
                       A/C 1882-1036
                       Harvey M. Brunner, Jr. IRA
                       FCC as Custodian
                       700 Brick Mill Run, Apt. 106
                       Westlake, OH 44145-1655
                       First Clearing Corporation           Class A Shares           5.04%                   0.04%
                       A/C 8506-3444
                       Arthur A. Winkel IRA R/O
                       FCC as Custodian
                       47935 Hanford
                       Canton, MI 48187-5421
                       Shore West Construction              Class B Shares          28.35%                   0.04%
                       401(k) Plan
                       Gary Scothon
                       Attn: Barbara Beyer
                       Personal and Confidential
                       23826 Lorain Rd
                       North Olmsted, OH 44070-2226
                       Shore West Construction              Class B Shares          13.31%                   0.02%
                       401(k) Plan
                       Kenneth M. Sokol
                       Attn: Barbara Beyer
                       Personal and Confidential
                       23826 Lorain Rd
                       North Olmsted, OH 44070-2226
                       Shore West Construction 401(k)       Class B Shares          10.73%                   0.01%
                       Plan
                       Audrey M. Sokol
                       Attn: Barbara Beyer
                       Personal and Confidential
                       23826 Lorain Rd
                       North Olmsted, OH 44070-2226
                       First Clearing Corporation           Class B Shares          12.48%                   0.02%
                       A/C 1617-9565
                       Dorothy A. Boardman
                       3476 Dixiana Drive
                       Lexington, KY 40517-2736
                       First Clearing Corporation           Class B Shares          27.26%                   0.04%
                       A/C 6379-0631
                       Jane F. Obodzinski
                       1205 Brookpark Road
                       Cleveland, OH 44109-5827
                       Sheldon & Co. (Reinv)                Class I Shares          45.63%                  45.21%
                       Future Quest
                       c/o National City Bank
                       Attn: Trust Mutual
                       Funds/01-999999774
                       P.O. Box 94777
                       Cleveland, OH 44101-4777

                       PERCENTAGE OF CLASS
                            OWNED ON
EXISTING ARMADA FUND      CONSUMMATION
--------------------   -------------------
Limited Maturity Bond          1.16%
Fund
                               1.35%
                               1.56%
                                .36%
                               5.31%
                               2.49%
                               2.01%
                               2.34%
                               5.05%
                              23.27%

                                                                             PERCENTAGE OF CLASS   PERCENTAGE OF EXISTING
                                                           CLASS OF SHARES     OWNED ON RECORD       ARMADA FUND SHARES
EXISTING ARMADA FUND            NAME AND ADDRESS                OWNED               DATE            OWNED ON RECORD DATE
--------------------   ----------------------------------  ---------------   -------------------   ----------------------
Limited Maturity Bond  Sheldon & Co.                        Class I Shares          45.28%                  44.86%
Fund (continued)       Future Quest
                       c/o National City Bank
                       Attn: Trust Mutual
                       Funds/01-999999774
                       P.O. Box 94984
                       Cleveland, OH 44101-4984
                       Sheldon & Co. TTEE                   Class I Shares           6.01%                   5.96%
                       Future Quest -- c/o National City
                       Bank
                       Trust Mutual Funds/ 01-999999774
                       P.O. Box 94777
                       Cleveland, OH 44101-4777
National Tax Exempt    First Clearing Corporation           Class A Shares          80.90%                   3.27%
Bond Fund              A/C 1143-7442
                       Bill Anest
                       400 S. Curran
                       Grayslake, IL 60030-9784
                       First Clearing Corporation           Class B Shares          19.03%                   0.04%
                       A/C 2099-9089
                       James E. Chenault &
                       Judith E. Chenault
                       8609 Cool Brook Ct.
                       Louisville, KY 40291-1501
                       First Clearing Corporation           Class B Shares          10.66%                   0.02%
                       A/C 6708-7889
                       Dorothy K. Riley TTEE
                       Dorothy and Lester Riley Trust
                       5 Locust HL
                       Crawfordsville, IN 47933-3347
                       First Clearing Corporation           Class B Shares          21.33%                   0.05%
                       A/C 5482-0768
                       Theodore R. McDonald &
                       Rose Ann McDonald
                       7712 St. Bernard Ct.
                       Louisville, KY 40291-2462
                       First Clearing Corporation           Class B Shares          30.00%                   0.07%
                       A/C 7309-7317
                       Howard B. Smith, Jr.
                       545 Country Manor Lane
                       Shepherdsville, KY 40165-9543
                       First Clearing Corporation           Class B Shares          11.04%                   0.03%
                       A/C 3132-5861
                       Anne B. Farkas and
                       Robert S. Farkas
                       279 S. Oakland Avenue
                       Sharon, PA 16146-4049
                       Sheldon & Co. TTEE                   Class I Shares          75.38%                  72.05%
                       c/o National City Bank
                       Trust Mutual Funds
                       P.O. Box 94777
                       Cleveland, OH 44101-4777
                       National City Bank                   Class I Shares          20.60%                  19.69%
                       c/o Sheldon & Co.
                       Trust Mutual Funds
                       P.O. Box 94777
                       Cleveland, OH 44101-4777

                       PERCENTAGE OF CLASS
                            OWNED ON
EXISTING ARMADA FUND      CONSUMMATION
--------------------   -------------------
Limited Maturity Bond         23.08%
Fund (continued)
                               3.07%
National Tax Exempt           42.19%
Bond Fund
                               6.54%
                               3.66%
                               7.33%
                              10.31%
                               3.79%
                              43.88%
                              11.99%

                                                                             PERCENTAGE OF CLASS   PERCENTAGE OF EXISTING
                                                           CLASS OF SHARES     OWNED ON RECORD       ARMADA FUND SHARES
EXISTING ARMADA FUND            NAME AND ADDRESS                OWNED               DATE            OWNED ON RECORD DATE
--------------------   ----------------------------------  ---------------   -------------------   ----------------------
Tax Exempt Money       National City MI/IL                  Class A Shares           5.95%                   2.02%
Market Fund            FBO Corporate PCG/Retail Sweep
                       Cust
                       Cash Management Operations
                       770 W. Broad Street LOC 16-0347
                       Columbus, OH 43222-1419
                       First Clearing Corporation           Class A Shares          54.48%                  18.52%
                       P.O. Box 6629
                       Glen Allen, VA 23058-6629
                       Indiana                              Class A Shares           7.86%                   2.67%
                       National City Bank of Indiana
                       FBO PCG/Retail Sweep Customers
                       Cash Management Operations
                       770 W. Broad St. LOC. 16-0347
                       Columbus, OH 43222-1419
                       National City Bank                   Class A Shares          18.35%                   6.24%
                       FBO PCG/Retail Sweep Customers
                       770 W. Broad Street, LOC
                       16-0347
                       Columbus, OH 43222-1419
                       National City Bank                   Class I Shares          16.48%                  10.88%
                       Trust Operations
                       Operations Center
                       3rd Floor, North Annex
                       4100 W. 150th Street
                       Cleveland, OH 44135-1389
                       National City Bank                   Class I Shares          38.42%                  25.36%
                       Operations Center
                       3rd Floor, North Annex
                       4100 W. 150th Street
                       Cleveland, OH 44135-1389
                       National City Bank                   Class I Shares           6.62%                   4.37%
                       Operations Center
                       Attn: Trust Operations Funds
                       3rd Floor, North Annex
                       4100 W. 150th Street
                       Cleveland, OH 44135-1389
                       National City Bank                   Class I Shares          18.98%                  12.53%
                       Operations Center
                       Attn: Trust Operations Funds
                       3rd Floor, North Annex
                       4100 W. 150th Street
                       Cleveland, OH 44135-1389
                       National City Bank                   Class I Shares           9.42%                   6.22%
                       Trust Operations
                       Operations Center
                       3rd Floor, North Annex
                       4100 W. 150th Street
                       Cleveland, OH 44135-1389
Money Market Fund      National City MI/IL                  Class A Shares           5.18%                   1.94%
                       FBO Corporate Sweep Customer
                       Cash Management Operations
                       770 W. Broad Street Loc. 16-0347
                       Columbus, OH 43222-1419

                       PERCENTAGE OF CLASS
                            OWNED ON
EXISTING ARMADA FUND      CONSUMMATION
--------------------   -------------------
Tax Exempt Money               5.94%
Market Fund
                              54.37%
                               7.84%
                              18.31%
                              13.39%
                              31.22%
                               5.38%
                              15.42%
                               7.65%
Money Market Fund              5.16%

                                                                             PERCENTAGE OF CLASS   PERCENTAGE OF EXISTING
                                                           CLASS OF SHARES     OWNED ON RECORD       ARMADA FUND SHARES
EXISTING ARMADA FUND            NAME AND ADDRESS                OWNED               DATE            OWNED ON RECORD DATE
--------------------   ----------------------------------  ---------------   -------------------   ----------------------
Money Market Fund      Pennsylvania                         Class A Shares          19.78%                   7.42%
(continued)            FBO Corporate Autosweep Customers
                       C/o National Bank of PA
                       300 Fourth Street 2-191
                       Pittsburgh, PA 15222-2003
                       Wheat First Securities               Class A Shares          47.65%                  17.88%
                       P.O. Box 6629
                       Glen Allen, VA 23058-6629
                       National City Bank                   Class A Shares          15.63%                   5.87%
                       FBO PCG/Retail Sweep Customer
                       770 W. Broad St. LOC 16-0347
                       Columbus, OH 43222-1419
                       National City Bank                   Class A Shares           5.06%                   1.90%
                       FBO PCG/Retail Sweep Customer
                       770 W. Broad Street LOC 16-0347
                       Columbus, OH 43222-1419
                       First Clearing Corporation           Class B Shares           7.87%                  0.001%
                       A/C 7335-5550
                       Roger L. Schafer IRA
                       FCC as Custodian
                       3945 7th Street
                       New Kensington, PA 15068-7205
                       S&H Machine Products, Inc.           Class B Shares          68.81%                   0.01%
                       Conversion Holding Account
                       P.O. Box 8705
                       Boston, MA 02266-8705
                       First Clearing Corporation           Class B Shares           5.85%                  0.001%
                       A/C 4505-9511
                       John M. Jervis
                       301 W. Beardsley
                       Champaign, IL 61820-2927
                       First Clearing Corporation           Class B Shares          11.91%                  0.002%
                       A/C 2065-0386
                       Carborundum Grinding
                       Wheel Co.
                       Savings Plan
                       1011 E. Front Street
                       P.O. Box 759
                       National City Bank                   Class I Shares          29.58%                  18.48%
                       Operations Center
                       3rd Floor, North Annex
                       4100 W. 150th Street
                       Cleveland, OH 44135-1389
                       National City Bank                   Class I Shares           7.50%                   4.69%
                       Trust Operations
                       Operations Center
                       3rd Floor, North Annex
                       4100 W. 150th Street
                       Cleveland, OH 44135-1389
                       National City Bank                   Class I Shares          10.09%                   6.30%
                       Operations Center
                       Attn: Trust Operations Funds
                       3rd Floor, North Annex
                       4100 W. 150th Street
                       Cleveland, OH 44135-1389
                       Sheldon & Co.                        Class I Shares           5.16%                   3.22%
                       P.O. Box 94984
                       ATTN: Trust Mutual Funds
                       Cleveland, OH 44101-4984

                       PERCENTAGE OF CLASS
                            OWNED ON
EXISTING ARMADA FUND      CONSUMMATION
--------------------   -------------------
Money Market Fund             19.72%
(continued)
                              47.49%
                              15.58%
                               5.04%
                               5.29%
                              46.28%
                               3.93%
                               8.01%
                              24.10%
                               6.11%
                               8.22%
                               4.21%

                                                                             PERCENTAGE OF CLASS   PERCENTAGE OF EXISTING
                                                           CLASS OF SHARES     OWNED ON RECORD       ARMADA FUND SHARES
EXISTING ARMADA FUND            NAME AND ADDRESS                OWNED               DATE            OWNED ON RECORD DATE
--------------------   ----------------------------------  ---------------   -------------------   ----------------------
Money Market Fund      National City Bank                   Class I Shares          16.29%                  10.18%
(continued)            Trust Operations
                       Operations Center
                       3rd Floor North Annex
                       4100 W. 150th Street
                       Cleveland, OH 44135-1389
                       National City Bank                   Class I Shares          11.69%                   7.30%
                       Trust Operations
                       Operations Center
                       3rd Floor, North Annex
                       4100 W. 150th Street
                       Cleveland, OH 44135-1389
Government Money       National City MI/IL                  Class A Shares          44.00%                  17.59%
Market Fund            FBO Corporate Sweep Customer
                       Cash Management Operations
                       770 W. Broad Street Loc. 16-0347
                       Columbus, OH 43222-1419
                       Pennsylvania FBO Corporate           Class A Shares          35.09%                  14.03%
                       Autosweep Customers
                       c/o National City Bank of PA
                       300 Fourth Street 2-191
                       Pittsburgh, PA 15222-2003
                       Wheat First Securities               Class A Shares          12.28%                   4.91%
                       P.O. Box 6629
                       Glen Allen, VA 23058-6629
                       National City Bank                   Class I Shares           9.91%                   5.95%
                       Trust Operations
                       Operations Center
                       3rd Floor, North Annex
                       4100 West 150th Street
                       Cleveland, OH 44135-1389
                       National City Bank                   Class I Shares          25.52%                  15.32%
                       Operations Center
                       3rd Floor, North Annex
                       4100 W. 150th Street
                       Cleveland, OH 44135-1389
                       National City Bank                   Class I Shares          20.84%                  12.51%
                       Trust Operations
                       Operations Center
                       3rd Floor, North Annex
                       4100 W. 150th Street
                       Cleveland, OH 44135-1389
                       National City Bank                   Class I Shares          12.74%                   7.65%
                       Operations Center
                       Attn: Trust Operations Funds
                       3rd Floor, North Annex
                       4100 W. 150th Street
                       Cleveland, OH 44135-1389
                       NatCity Investments, Inc.            Class I Shares           6.16%                   3.70%
                       ATTN: Jo Bredt
                       1965 East Sixth Street
                       Loc #3090
                       Cleveland, OH 44114-2214
                       National City Bank                   Class I Shares          12.14%                   7.29%
                       Trust Operations
                       Operations Center
                       3rd Floor, North Annex
                       4100 W. 150th Street
                       Cleveland, OH 44135-1389

                       PERCENTAGE OF CLASS
                            OWNED ON
EXISTING ARMADA FUND      CONSUMMATION
--------------------   -------------------
Money Market Fund             13.27%
(continued)
                               9.52%
Government Money              43.95%
Market Fund
                              35.05%
                              12.26%
                               8.83%
                              22.74%
                              18.57%
                              11.35%
                               5.49%
                              10.82%

The name, address and percentage of ownership of each person who owns of record 5% or more of any class of shares of the Continuing Funds is listed below. Prior to the Continuing Funds Transaction, the New Armada Funds will have only nominal assets. Accordingly, the persons who own of record 5% or more of any class of shares of the Continuing Funds will not materially change upon consummation of the Continuing Funds Transaction.

                                                                                                      PERCENTAGE OF
                                                                             PERCENTAGE OF CLASS        CONTINUING
                                                           CLASS OF SHARES     OWNED ON RECORD         FUND SHARES
CONTINUING FUND                 NAME AND ADDRESS                OWNED               DATE           OWNED ON RECORD DATE
---------------        ----------------------------------  ---------------   -------------------   --------------------
Treasury Fund          The Bank of New York                 Investor                91.04%                  .86%
                       TRST FOA CCMT Series 1995-2          A Shares
                       Attn: Joyce Maccou
                       101 Barclay Street 12E
                       New York, NY 10286-0099
Large Capitalization   Bisys BD Services, Inc.              Investor                12.05%                  .63%
Fund                   P.O. Box 4054                        A Shares
                       Concord, CA 94524-4054
                       Soy Capital AG Services &            Investor                 7.12%                  .37%
                       Trust Co.                            A Shares
                       455 N. Main Street
                       Decatur, IL 62523-1103
U.S. Government        Soy Capital AG Services &            Investor                18.60%                 2.62%
Income Fund            Trust Co.                            A Shares
                       455 N. Main Street
                       Decatur, IL 62523-1103
                       Bisys BD Services, Inc.              Investor                11.86%                 1.67%
                       P.O. Box 4054                        A Shares
                       Concord, CA 94524-4054
Michigan Municipal     First Clearing Corporation           Investor                 8.11%                  .09%
Bond Fund              A/C 1474-8811                        B Shares
                       Marion E. Belloni
                       27715 Alger Lane
                       Madison Heights, MI 48071-4523
                       First Clearing Corporation           Investor                 5.24%                  .06%
                       A/C 6338-8396                        B Shares
                       Betty May Nicholas
                       866 Dursley
                       Bloomfield, MI 48304-2010
                       First Clearing Corporation           Investor                 5.96%                  .06%
                       A/C 7645-7001                        B Shares
                       William G. Swain
                       2075 Kingston
                       White Lake, MI 48386-1616

                       PERCENTAGE OF CLASS
                          OF NEW ARMADA
                              FUNDS
                            OWNED ON
CONTINUING FUND           CONSUMMATION
---------------        -------------------
Treasury Fund                 91.04%
Large Capitalization          12.05%
Fund
                               7.12%
U.S. Government               18.60%
Income Fund
                              11.86%
Michigan Municipal             8.11%
Bond Fund
                               5.24%
                               5.96%

At February 28, 2000, the trustees and officers of Parkstone, as a group, owned less than 1% of the outstanding shares of each of the Parkstone Funds. At February 28, 2000, the trustees and officers of Armada, as a group, owned less than 1% of the outstanding shares of each of the Armada Funds.

APPRAISAL RIGHTS. Shareholders are not entitled to any rights of share appraisal under Parkstone's Declaration of Trust or under the laws of the Commonwealth of Massachusetts in connection with the Reorganization. Shareholders have, however, the right to redeem from Parkstone their Parkstone Fund shares at net asset value until the Effective Time of the Reorganization, and thereafter shareholders may redeem from Armada the Armada shares acquired by them in the Reorganization at net asset value.

QUORUM. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Reorganization Agreement and the transactions contemplated thereby are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR such proposals in favor of such adjournments, and will vote those proxies required to be voted AGAINST such proposals against any adjournment. A shareholder vote may be taken with respect to one or more Parkstone Funds prior to any such adjournment if sufficient votes have been received for approval with respect to any such Parkstone Fund. A quorum is constituted with respect to a Parkstone Fund by the presence in person or by proxy of the holders of more than 50% of the outstanding shares of the Fund entitled to vote at the Meeting. Parkstone proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the Meeting for the purposes of determining the existence of a quorum for the transaction of business.

ANNUAL MEETINGS. Armada does not presently intend to hold annual meetings of shareholders for the election of trustees and other business unless and until such time as less than a majority of the trustees holding office have been elected by the shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Shareholders have the right to call a meeting of shareholders to consider the removal of one or more trustees or for other matters and such meetings will be called when requested in writing by the holders of record of 20% or more of Armada's outstanding shares of common stock. To the extent required by law, Armada will assist in shareholder communications on such matters.

                      ADDITIONAL INFORMATION ABOUT ARMADA

Information about the Existing Armada Funds is included in the Prospectus accompanying this Combined Prospectus/Proxy Statement, which is incorporated by reference herein. Additional information about these Funds is included in their Statement of Additional Information dated December 10, 1999, which has been filed with the SEC. A copy of the Statement of Additional Information may be obtained without charge by writing to Armada, One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling Armada at 1-800-622-FUND (3863).

Armada is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and, in accordance with such requirements, files proxy materials, reports and other information with the SEC. These materials can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the offices of listed above and at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

                     ADDITIONAL INFORMATION ABOUT PARKSTONE

Information about Parkstone is incorporated herein by reference from its Prospectuses dated September 17, 1999, and Statement of Additional Information, dated September 17, 1999, copies of which may be obtained without charge by writing or calling Parkstone at the address and telephone number shown on the cover page of this Combined Prospectus/ Proxy Statement. Reports and other information filed by Parkstone can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

                                   LITIGATION

Neither Parkstone nor Armada is involved in any litigation that would have any material adverse financial effect upon either the Parkstone Funds or the Armada Funds.

                              FINANCIAL STATEMENTS

The financial highlights and financial statements for the Reorganizing Funds for the fiscal years ended May 31, 1999 are contained in Parkstone's Annual Report to Shareholders and in Parkstone's Prospectuses dated September 17, 1999, and its Statement of Additional Information dated September 17, 1999, each of which is incorporated by reference into this Combined Prospectus/Proxy Statement. The financial highlights and the financial statements for the Existing Armada Funds for the fiscal years ended May 31, 1999 are contained in Armada's Annual Report to Shareholders dated May 31, 1999 and in Armada's Prospectus relating to the Class I shares of the Existing Armada Funds dated September 28, 1999, and Armada's Prospectus relating to the Class A, B and C shares of the Existing Armada Funds dated December 10, 1999, and the Statement of Additional Information dated December 10, 1999, each of which is incorporated by reference in this

Combined Prospectus/Proxy Statement. The Semi-Annual Report to Shareholders with respect to the Existing Armada Funds for the period ended November 30, 1999 has been filed with the SEC. The financial highlights and financial statements in such Semi-Annual Report are incorporated by reference into this Combined Prospectus/Proxy Statement. No other parts of the Semi-Annual Report are incorporated herein. The financial statements and financial highlights included in the Semi-Annual Report are unaudited.

The audited financial statements of the Reorganizing Funds for the fiscal year ended May 31, 1999, contained in Parkstone's Annual Report and incorporated by reference in this Combined Prospectus/Proxy Statement, have been incorporated herein in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, given upon the authority of such firm as experts in accounting and auditing.

The financial statements of the Existing Armada Funds for the fiscal year ended May 31, 1999, contained in Armada's Annual Report, audited by Ernst & Young, LLP, have been incorporated herein by reference in reliance on their report, given on their authority as experts in accounting and auditing.

                                 OTHER BUSINESS

Parkstone's Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to Parkstone in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-451-8377.

                                 *     *     *

                                   APPENDIX A

                             AGREEMENT AND PLAN OF

                                 REORGANIZATION

                                 BY AND BETWEEN

                                  ARMADA FUNDS

                                      AND

                          THE PARKSTONE GROUP OF FUNDS

                            DATED NOVEMBER 17, 1999

                               TABLE OF CONTENTS

                                                                      PAGE
                                                                      -----
    I.  Transfer of Assets of Parkstone.............................  A-3
   II.  Liquidating Distributions and Termination of Parkstone......  A-5
  III.  Valuation Times.............................................  A-6
   IV.  Certain Representations, Warranties and Agreements of         A-6
        Parkstone...................................................
    V.  Certain Representations, Warranties and Agreements of         A-8
        Armada......................................................
   VI.  Shareholder Action on Behalf of the Acquired Funds..........  A-9
  VII.  N-14 Registration Statement and Proxy Solicitation            A-9
        Materials...................................................
 VIII.  Effective Times of the Reorganization.......................  A-9
   IX.  Armada Conditions...........................................  A-9
    X.  Parkstone Conditions........................................  A-11
   XI.  Tax Documents...............................................  A-12
  XII.  Finder's Fees...............................................  A-12
 XIII.  Announcements...............................................  A-13
  XIV.  Further Assurances..........................................  A-13
   XV.  Termination of Representations and Warranties...............  A-13
  XVI.  Termination of Agreement....................................  A-13
 XVII.  Amendment and Waiver........................................  A-13
XVIII.  Governing Law...............................................  A-13
  XIX.  Successors and Assigns......................................  A-13
   XX.  Beneficiaries...............................................  A-13
  XXI.  Parkstone Liability.........................................  A-13
 XXII.  Armada Liability............................................  A-14
XXIII.  Indemnification and Insurance...............................  A-14
 XXIV.  Notices.....................................................  A-15
  XXV.  Expenses....................................................  A-15
 XXVI.  Entire Agreement............................................  A-16
XXVII.  Counterparts................................................  A-16

                      AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION made as of November 17, 1999 between ARMADA FUNDS, a Massachusetts business trust ("Armada"), and THE PARKSTONE GROUP of FUNDS, a Massachusetts business trust ("Parkstone").

WHEREAS, the parties desire that substantially all of the known assets and liabilities of Parkstone's portfolios be transferred to, and be acquired and assumed by, certain Armada portfolios in exchange for A Shares, B Shares or I Shares, as applicable, of the Armada portfolios which shall thereafter be distributed by Parkstone to the holders of Investor A Shares, Investor B Shares or Institutional Shares, as applicable, of its portfolios, all as described in this Agreement (the "Reorganization");

WHEREAS, the parties intend that the Armada Large Cap Ultra, U.S. Government Income Fund, Mid Cap Growth Fund, Michigan Municipal Bond Fund and Treasury Plus Money Market Fund will each have nominal assets and liabilities before the Reorganization and will continue the investment operations of the Parkstone Large Capitalization Fund, U.S. Government Income Fund, Mid Capitalization Fund, Michigan Municipal Bond Fund and Treasury Fund (the "Continuing Funds"), respectively, after the Reorganization;

WHEREAS, the Reorganization with respect to Parkstone's Prime Obligations Fund, U.S. Government Obligations Fund, Tax-Free Fund, Bond Fund, Limited Maturity Bond Fund, Intermediate Government Obligations Fund, Equity Income Fund, Small Capitalization Fund, International Discovery Fund, Balanced Allocation Fund and National Tax Exempt Bond Fund (the "Reorganizing Funds") shall occur on a date that is the same or prior to the Reorganization with respect to the Continuing Funds;

WHEREAS, the parties intend that the transfers of assets, assumptions of liabilities, and distributions of A Shares, B Shares or I Shares, as the case may be, be treated as tax-free reorganizations under Section 368(a)(1)(C), 368(a)(1)(D), or 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code"); and

WHEREAS, the parties intend that in connection with the Reorganization each of the Parkstone portfolios shall be terminated and Parkstone shall be terminated under state law and deregistered as described in this Agreement.

NOW, THEREFORE, in consideration of the foregoing recitals and the mutual covenants and agreements hereinafter set forth and subject to the terms and conditions hereof, and intending to be legally bound hereby, Armada and Parkstone agree as follows:

I.  Transfer of Assets of Parkstone.

1.01(a) At the Effective Time of the Reorganization (as defined in Article VIII) with respect to each of the Parkstone portfolios (each, an "Acquired Fund"), all property of every description, and all interests, rights, privileges and powers of each Acquired Fund other than cash in an amount necessary to pay any unpaid dividends and distributions as provided in Article IV(g) (such assets, the "Acquired Fund Assets") shall be transferred and conveyed by such Acquired Fund to Armada on behalf of one of its portfolios as set forth in Section 1.02 (each, an "Acquiring Fund"), and shall be accepted by Armada on behalf of such Acquiring Fund, and Armada, on behalf of such Acquiring Fund, shall assume all known liabilities whether accrued, absolute, contingent or otherwise, of such Acquired Fund reflected in the calculation of such Acquired Fund's net asset value (the "Acquired Fund Liabilities"), so that at and after the Effective Time of the Reorganization with respect to such Acquired Fund: (i) all Acquired Fund Assets shall become and be the assets of its Acquiring Fund; and (ii) all Acquired Fund Liabilities shall attach to its Acquiring Fund and may thereafter be enforced against such Acquiring Fund as if the same had been incurred by it. Without limiting the generality of the foregoing, the Acquired Fund Assets shall include all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned by an Acquired Fund, and (subject to Section 1.01(b)) any deferred or prepaid expenses shown as an asset on an Acquired Fund's books, at the Effective Time of the Reorganization of such Acquired Fund, and all good will, all other intangible property and all books and records belonging to an Acquired Fund. Recourse by any person for the Acquired Fund Liabilities assumed by an Acquiring Fund shall, at and after the Effective Time of the Reorganization of such Acquired Fund, be limited to such Acquiring Fund. All ownership interest in and rights to use of the name "Parkstone" shall become the property of Armada at the Effective Time of the Reorganization of the Continuing Funds. At that time, Parkstone shall adopt a new name that does not include the name "Parkstone" or any name similar to it.

(b) Notwithstanding Section 1.01(a), unamortized organizational expenses of the Reorganizing Funds shall not be transferred or assumed hereunder. The parties have been advised that such expenses will be paid to such Reorganizing Funds by one or more third parties and will be eliminated from the balance sheets of such Reorganizing Funds prior to the applicable Effective Time of the Reorganization of the Reorganizing Funds.

1.02 The assets of each Acquired Fund shall be acquired by the Acquiring Fund identified below opposite its name, and the holders of each class of shares of such Acquired Fund shall receive the class of shares of beneficial interest of the Acquiring Fund identified below opposite the name of such class:

PARKSTONE FUNDS AND CLASSES                        ARMADA FUNDS AND CLASSES
---------------------------                        ------------------------
Prime Obligations Fund                             Money Market Fund
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
U.S. Government Obligations Fund                   Government Money Market Fund
  Investor A Shares                                  A Shares
  Institutional Shares                               I Shares
Tax-Free Fund                                      Tax Exempt Money Market Fund
  Investor A Shares                                  A Shares
  Institutional Shares                               I Shares
Bond Fund                                          Bond Fund
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
Limited Maturity Bond Fund                         Limited Maturity Bond Fund
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
Intermediate Government Obligations Fund           Intermediate Bond Fund
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
Equity Income Fund                                 Equity Income Fund
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
Small Capitalization Fund                          Small Cap Growth Fund
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
International Discovery Fund                       International Equity Fund
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
Balanced Allocation Fund                           Balanced Allocation Fund
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
Large Capitalization Fund                          Large Cap Ultra Fund
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
National Tax Exempt Bond Fund                      National Tax Exempt Bond Fund
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares

PARKSTONE FUNDS AND CLASSES                        ARMADA FUNDS AND CLASSES
---------------------------                        ------------------------
U.S. Government Income Fund                        U.S. Government Income Fund
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
Mid Capitalization Fund                            Mid Cap Growth Fund
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
Michigan Municipal Bond Fund                       Michigan Municipal Bond Fund
  Investor A Shares                                  A Shares
  Investor B Shares                                  B Shares
  Institutional Shares                               I Shares
Treasury Fund                                      Treasury Plus Money Market Fund
  Investor A Shares                                  A Shares
  Institutional Shares                               I Shares

In connection with the Reorganization, the Board of Trustees of Armada has adopted resolutions authorizing the change of name of the Enhanced Income Fund to the Limited Maturity Bond Fund. This change will be effected prior to, on or about the Effective Time of the Reorganization with respect to such Acquired Fund.

1.03 In exchange for the transfer of the Acquired Fund Assets and the assumption of the Acquired Fund Liabilities, Armada shall simultaneously issue at the applicable Effective Time of the Reorganization to each Acquired Fund a number of full and fractional shares to the third decimal place, of the Acquiring Fund specified in Section 1.02 and of the class or classes identified in Section 1.02, all determined and adjusted as provided in this Agreement. For each class of shares, the shares of the Acquiring Funds so issued will have an aggregate net asset value equal to the value of the Acquired Fund Assets, net of the Acquired Fund Liabilities, that are represented by the class of shares of the Acquired Fund, the holders of which shall receive such class of shares of the Acquiring Fund, as specified in Section 1.02, all determined and adjusted as provided in this Agreement.

1.04 The net asset value of each class of shares of the Acquiring Funds and the net asset value of each class of shares of the Acquired Funds shall be determined as of the applicable Valuation Time with respect to each Acquired Fund specified in Article III.

1.05 The net asset value of each class of shares of each Acquiring Fund shall be computed in the manner set forth in such Acquiring Fund's then current prospectuses under the Securities Act of 1933, as amended (the "1933 Act"). The net value of the Acquired Fund Assets to be transferred by the Parkstone portfolios shall be computed by Parkstone and shall be subject to adjustment by an amount, if any, agreed to by Armada and Parkstone. In determining the value of the securities transferred by the Acquired Funds to the Acquiring Funds, each security shall be priced in accordance with the policies and procedures of Armada described in its then current prospectuses and statements of additional information and adopted by Armada's Board of Trustees, which are and shall be consistent with the policies now in effect for Parkstone. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by Armada, provided that such determination shall be subject to the approval of Parkstone.

The value of the Acquired Fund Assets of the Parkstone Prime Obligations Fund, Treasury Fund, U.S. Government Obligations Fund and Tax-Free Fund (each, a "Parkstone Money Market Fund") and the value of the shares of the corresponding Acquiring Funds for purposes of sales and redemptions shall be based on the amortized cost valuation procedures that have been adopted by the Board of Trustees of Parkstone and the Board of Trustees of Armada, respectively. Any provision in this Agreement to the contrary notwithstanding, if the difference between the per share net asset values of a Parkstone Money Market Fund and its corresponding Acquiring Fund equals or exceeds $.0025 at the applicable Valuation Time, as computed by using such market values in accordance with the policies and procedures established by Armada (or as otherwise mutually determined by the Board of Trustees of Parkstone and the Board of Trustees of Armada), either the Board of Trustees of Parkstone or the Board of Trustees of Armada shall have the right to postpone the applicable Valuation Time and the applicable Effective Time of the Reorganization with respect to such Parkstone Money Market Fund until such time as the per share difference is less than $.0025.

II. Liquidating Distributions and Termination of Parkstone. Immediately after the Effective Time of the Reorganization with respect to each Acquired Fund, such Acquired Fund shall distribute in complete liquidation pro rata to the record holders of each class of its shares at the applicable Effective Time of the Reorganization the shares of the class of the Acquiring Fund identified in Section 1.02 to be received by the record holders of such class of such Acquired Fund. In addition, each shareholder of record of an Acquired Fund shall have the right to receive any unpaid dividends or other distributions which were declared before the applicable Effective Time of the Reorganization with respect to the shares of an Acquired Fund that are held by the shareholder at the applicable Effective Time of the Reorganization. In accordance with instructions it receives from Parkstone, Armada shall record on its books the ownership of each class of shares of each Acquiring Fund by the record holders of the class of shares of the Acquired Fund identified in Section 1.02. All of the issued and outstanding shares of each class of each Acquired Fund shall be redeemed and canceled on the books of Parkstone at the Effective Time of the Reorganization of such Acquired Fund and shall thereafter represent only the right to receive the class of shares of the Acquiring Fund identified in Section 1.02, and any dividends and distributions declared pursuant to Article IV(g), and the Acquired Fund's transfer books shall be closed permanently. As soon as practicable after the Effective Time of the Reorganization with respect to the Continuing Funds, Parkstone shall make all filings and take all other steps as shall be necessary and proper to effect its complete dissolution, and shall file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that it has ceased to be an investment company and any and all documents that may be necessary to terminate its existence under state law. After the Effective Time of the Reorganization with respect to the Continuing Funds, Parkstone shall not conduct any business except in connection with its liquidation, dissolution, and deregistration.

III. Valuation Times.  Subject to Section 1.05 hereof,

      (a) the Valuation Time for the Reorganization with respect to the Reorganizing Funds shall be 4:00 P.M., Eastern Time, on the business day preceding the Effective Time of the Reorganization, or such other time and on such date as may be agreed in writing by the duly authorized officers of both parties hereto,

      (b) the Valuation Time for the Reorganization with respect to each of the Continuing Funds, other than the Treasury Fund, shall be 4:00 p.m., Eastern Time, on the business day preceding the Effective Time of the Reorganization, or such other time and on such date as may be agreed in writing by the duly authorized officers of both parties hereto, and

      (c) the Valuation Time for the Reorganization with respect to the Treasury Fund shall be 4:00 p.m., Eastern Time, on the business day preceding the Effective Time of the Treasury Fund Transaction, or such other time and on such date as may be agreed in writing by the duly authorized officers of both parties hereto, which date shall be not less than seven calendar days following the Valuation Time for the Reorganization with respect to the Reorganizing and Continuing Funds.

IV. Certain Representations, Warranties and Agreements of Parkstone. Parkstone, on behalf of itself and each Acquired Fund, represents and warrants to, and agrees with, Armada as follows:

      (a) It is a Massachusetts business trust duly created pursuant to its Declaration of Trust for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of, and duly authorized to transact business in, the Commonwealth of Massachusetts. It is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

      (b) It has power to own all of its properties and assets and, subject to the approvals of shareholders referred to herein, to carry out and consummate the transactions contemplated hereby, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

      (c) This Agreement has been duly authorized, executed and delivered by Parkstone, and represents Parkstone's valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate Parkstone's Declaration of Trust or Code of Regulations or any agreement or arrangement to which it is a party or by which it is bound.

      (d) Each Acquired Fund has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year; has been a regulated investment company under such Part of the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a regulated investment company until the Effective Time of the Reorganization with respect to such Acquired Fund.

      (e) All federal, state, local and foreign income, profits, franchise, sales, withholding, customs, transfer and other taxes, including interest, additions to tax and penalties (collectively, "Taxes") relating to the Acquired Fund Assets due or properly shown to be due on any return filed by any Acquired Fund with respect to taxable periods ending on or prior to, and the portion of any interim period up to, the date hereof have been fully and timely paid or provided for; and there are no levies, liens, or other encumbrances relating to Taxes existing, threatened or pending with respect to the Acquired Fund Assets.

      (f ) The financial statements of each Parkstone Portfolio listed in
           Section 1.02 for the fiscal year ended May 31, 1999, examined by PricewaterhouseCoopers LLP, and for the six month period ended November 30, 1999, copies of which have been previously furnished to Armada, present fairly the financial position of each Acquired Fund as of the dates indicated and the results of its operations for the year and period then ended as of such dates, in conformity with generally accepted accounting principles.

      (g) Prior to the Valuation Time applicable to the Reorganizing Funds, each of the Reorganizing Funds shall have declared a dividend or dividends, with a record date and ex-dividend date prior to such Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment company income, if any, for the taxable periods or years ended on or before May 31, 1999 and for the period from said date to and including the Effective Time of the Reorganization applicable to the Reorganizing Funds (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in taxable periods or years ended on or before May 31, 1999 and in the period from said date to and including the Effective Time of the Reorganization applicable to the Reorganizing Funds.

      (h) At both the Valuation Time and the Effective Time of the Reorganization with respect to each Acquired Fund, there shall be no known liabilities of such Acquired Fund, whether accrued, absolute, contingent or otherwise, not reflected in the net asset values per share of its outstanding classes of shares.

      (i) There are no legal, administrative or other proceedings pending or, to Parkstone's knowledge threatened, against Parkstone or an Acquired Fund which could result in liability on the part of Parkstone or an Acquired Fund.

      (j) Subject to the approvals of shareholders referred to herein, at both the Valuation Time and the Effective Time of the Reorganization with respect to each Acquired Fund, it shall have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund Assets of such Acquired Fund and, upon delivery and payment for the Acquired Fund Assets as contemplated herein, an Acquiring Fund shall acquire good and marketable title thereto, free and clear of all liens and encumbrances, and subject to no restrictions on the ownership or transfer thereof (except as imposed by federal or state securities laws).

      (k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Parkstone of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, the rules and regulations under those Acts, and state securities laws.

      (l) With respect to materials and information provided by Parkstone, the registration statement filed by Armada on Form N-14 relating to the shares of certain Acquiring Funds that will be registered with the SEC pursuant to this Agreement, which, without limitation, shall include a proxy statement of Parkstone and the prospectuses of Armada with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or to the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein and at each Effective Time of the Reorganization: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder, and state securities laws, and
          (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (m) All of the issued and outstanding shares of each class of each Acquired Fund have been duly and validly issued, are fully paid and non-assessable, and were offered for sale and sold in conformity with all applicable federal and state securities laws, and no shareholder of an Acquired Fund has any preemptive right of subscription or purchase in respect of such shares.

      (n) Parkstone shall not sell or otherwise dispose of any shares of an Acquiring Fund to be received in the transactions contemplated herein, except in distribution to its shareholders as contemplated herein.

V. Certain Representations, Warranties and Agreements of Armada. Armada, on behalf of itself and each Acquiring Fund, represents and warrants to, and agrees with, Parkstone as follows:

      (a) It is a Massachusetts business trust duly created pursuant to its Declaration of Trust for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of, and duly authorized to transact business in, the Commonwealth of Massachusetts. It is registered with the SEC as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

      (b) It has power to own all of its properties and assets and to carry out and consummate the transactions contemplated herein, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

      (c) This Agreement has been duly authorized, executed and delivered by Armada, and represents Armada's valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate Armada's Declaration of Trust or Code of Regulations or any agreement or arrangement to which it is a party or by which it is bound.

      (d) Each Acquiring Fund has elected or will elect to qualify, and each of the first eleven Acquiring Funds listed in Section 1.02 has qualified, as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year; each of the first eleven Acquiring Funds listed in Section 1.02 has been a regulated investment company under such Part of the Code at all times since the end of its first taxable year when it so qualified and intends to continue to qualify as a regulated investment company.

      (e) The financial statements of each of the first eleven Acquiring Funds listed in Section 1.02 for its fiscal periods ended May 31, 1999, audited by Ernst & Young LLP, and for the six-month period ended November 30, 1999, copies of which have been previously furnished to Parkstone, present fairly the financial position of each such Acquiring Fund as of the dates indicated and the results of its operations for the year and period ended as of such dates, in conformity with generally accepted accounting principles.

      (f ) At both the Valuation Time and the Effective Time of the
           Reorganization with respect to each Acquiring Fund, there shall be no known liabilities of such Acquiring Fund, whether accrued, absolute, contingent or otherwise, not reflected in the net asset values per share of its outstanding classes to be issued pursuant to this Agreement.

      (g) There are no legal, administrative or other proceedings pending or, to its knowledge, threatened against Armada or an Acquiring Fund which could result in liability on the part of Armada or an Acquiring Fund.

      (h) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Armada of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those Acts, and state securities laws.

      (i) The N-14 Registration Statement on its effective date, at the time of any shareholders' meetings referred to herein and at each Effective Time of the Reorganization, except with respect to information and materials provided by Parkstone: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

      (j) The shares of each class of each Acquiring Fund to be issued and delivered to an Acquired Fund for the account of record holders of shares of an Acquired Fund, pursuant to the terms hereof, shall have been duly authorized as of the Effective Time of the Reorganization applicable to such Acquiring Fund and, when so issued and delivered, shall be registered under the 1933 Act and under applicable state securities laws, duly and validly issued, fully paid and non-assessable, and no shareholder of Armada shall have any preemptive right of subscription or purchase in respect thereto.

VI. Shareholder Action on Behalf of the Acquired Funds.

6.01 As soon as practicable after the effective date of the N-14 Registration Statement, but in any event prior to the Effective Time of the Reorganization applicable to the Reorganizing Funds and as a condition to the Reorganization, the Board of Trustees of Parkstone shall call, and Parkstone shall hold, a meeting of the shareholders of the Acquired Funds for the purpose of considering and voting upon:

      (a) Approval of this Agreement and the transactions contemplated hereby, including, without limitation:

         (i) The transfer of the Acquired Fund Assets belonging to each Acquired Fund to an Acquiring Fund, and the assumption by such Acquiring Fund of the Acquired Fund Liabilities of such Acquired Fund, in exchange for a class or classes of shares of an Acquiring Fund, as set forth in Section 1.02.

        (ii) The liquidation of each Acquired Fund through the distribution to its record holders of shares of the class or classes of shares of an Acquiring Fund as described in this Agreement.

      (b) Such other matters as may be determined by the Boards of Trustees or authorized officers of the parties.

6.02 Approval of this Reorganization Agreement by the shareholders of the Acquired Funds shall constitute the waiver of the application of any fundamental policy of such Acquired Funds that might be deemed to prevent them from taking the actions necessary to effectuate the Reorganization as described, and such policies, if any, shall be deemed to have been amended accordingly.

VII. N-14 Registration Statement and Proxy Solicitation Materials. Armada shall prepare and file the N-14 Registration Statement under the 1933 Act, and Parkstone shall file the combined prospectus/proxy statement contained therein under the 1934 Act and 1940 Act proxy rules, with the SEC as promptly as practicable. Each of Armada and Parkstone has cooperated and shall continue to cooperate with the other, and has furnished and shall continue to furnish the other with the information relating to itself that is required by the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts and state securities laws, to be included in the N-14 Registration Statement.

VIII. Effective Times of the Reorganization. Delivery of the Acquired Fund Assets of each Acquired Fund and the shares of the classes of its Acquiring Fund to be issued pursuant to Article I and the liquidation of each Acquired Fund pursuant to Article II shall occur at the opening of business on the next business day following the Valuation Time applicable to such Acquired Fund, or on such other date, and at such place and time and date, as may be determined by the President or any Vice President of each party hereto. The respective date and time at which such actions are taken with respect to an Acquired Fund are referred to herein as the "Effective Time of the Reorganization." To the extent any Acquired Fund Assets are, for any reason, not transferred at the applicable Effective Time of the Reorganization, Parkstone shall cause such Acquired Fund Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

IX. Armada Conditions. The obligations of Armada hereunder with respect to each Acquired Fund shall be subject to the following conditions precedent:

      (a) This Agreement and the transactions contemplated by this Agreement shall have been approved by the shareholders of each Acquired Fund, in the manner required by law.

      (b) With respect to each Acquired Fund, the Parkstone Board of Trustees, including a majority of Trustees who are not "interested persons" as defined under the 1940 Act, has determined that the transactions contemplated by this Agreement are in the best interests of each Acquired Fund and that the interests of the existing shareholders of each Acquired Fund would not be diluted as a result of such transactions.

      (c) Parkstone shall have duly executed and delivered to Armada such bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as may be necessary or desirable to transfer all right, title and interest of Parkstone and such Acquired Fund in and to the Acquired Fund Assets of such Acquired Fund. The Acquired Fund Assets shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

      (d) All representations and warranties of Parkstone made in this Agreement shall be true and correct in all material respects as if made at and as of each Valuation Time and each Effective Time of the Reorganization. As of the Valuation Time and the Effective Time of the Reorganization applicable to each Acquired Fund, there shall have been no material adverse change in the financial position of such Acquired Fund since November 30, 1999 other than those changes incurred in the ordinary course of business as an investment company. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      (e) Armada shall have received an opinion of Drinker, Biddle & Reath, LLP addressed to Armada in form reasonably satisfactory to it and dated the Effective Time of the Reorganization applicable to each Acquired Fund, substantially to the effect that:

        (i) Parkstone is a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts;

        (ii) the shares of such Acquired Fund outstanding at such time are duly authorized, validly issued, fully paid and non-assessable by such Acquired Fund, and to such counsel's knowledge, no shareholder of such Acquired Fund has any option, warrant or pre-emptive right to subscription or purchase in respect thereof;

        (iii) this Agreement and the Transfer Documents have been duly authorized, executed and delivered by Parkstone and represent legal, valid and binding contracts, enforceable in accordance with their terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, but such counsel shall not be required to express an opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, or with respect to the provisions of this Agreement intended to limit liability for particular matters to an Acquired Fund and its assets;

        (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or Code of Regulations of Parkstone or any material agreement known to such counsel to which Parkstone is a party or by which Parkstone is bound; and

        (v) to such counsel's knowledge, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Parkstone of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those Acts and such as may be required under the state securities laws. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Armada.

      (f) Armada shall have received an opinion of Drinker Biddle & Reath LLP, addressed to Armada and Parkstone in form reasonably satisfactory to them and dated the Effective Time of the Reorganization applicable to each Acquired Fund, substantially to the effect that for federal income tax purposes

        (i) the transfers of all of the Acquired Fund Assets hereunder, and the assumption by its Acquiring Fund of Acquired Fund Liabilities, in exchange for shares of each class of such Acquiring Fund, and the distribution of said shares to the shareholders of such Acquired Fund, as provided in this Agreement, will each constitute a reorganization within the meaning of Section 368(a)(1)(C), 368(a)(1)(D) or 368(a)(1)(F) of the Code and with respect to each reorganization, the Acquired Fund and the Acquiring Fund will each be considered "a party to a reorganization" within the meaning of
              Section 368(b) of the Code;

        (ii) in accordance with Sections 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by such Acquired Fund as a result of such transactions;

        (iii) in accordance with Section 1032 of the Code, no gain or loss will be recognized by an Acquiring Fund as a result of such transactions;

        (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of such Acquired Fund on the distribution to them by such Acquired Fund of shares of any class of an Acquiring Fund in exchange for their shares of the corresponding class of the Acquired Fund;

        (v) in accordance with Section 358(a)(1) of the Code, the aggregate basis of Acquiring Fund shares received by each shareholder of any class of an Acquired Fund will be the same as the aggregate basis of the shareholder's Acquired Fund shares immediately prior to the transactions;

        (vi) in accordance with Section 362(b) of the Code, the basis of the Acquired Fund Assets to any Acquiring Fund will be the same as the basis of such Acquired Fund Assets in the hands of the corresponding Acquired Fund immediately prior to the exchange;

        (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for Acquiring Fund shares will be determined by including the period for which the shareholder held the shares of an Acquired Fund exchanged therefor, provided that the shareholder held such shares of an Acquired Fund as a capital asset; and

        (viii) in accordance with Section 1223 of the Code, the holding period of an Acquiring Fund with respect to the Acquired Fund Assets will include the period for which such Acquired Fund Assets were held by an Acquired Fund.

      (g) The SEC shall not have issued any unfavorable advisory report under
          Section 25(b) of the 1940 Act or instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

      (h) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Parkstone or Armada, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement.

      (i) The President of Parkstone shall have certified that Parkstone has performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at each Valuation Time and each Effective Time of the Reorganization.

      (j) Parkstone shall have delivered or caused to be delivered to Armada each account, book, record or other document of Parkstone applicable to such Acquired Fund which is required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder (regardless of what person possesses the same). Parkstone has instructed its service contractors to provide Armada upon request with access to and copies of all documents belonging to Parkstone.

      (k) With respect to the Reorganization of the Continuing Funds, the Reorganization of all of the Reorganizing Funds shall have been consummated.

X. Parkstone Conditions. The obligations of Parkstone hereunder with respect to each Acquired Fund shall be subject to the following conditions precedent:

      (a) This Agreement and the transactions contemplated by this Agreement shall have been approved by the shareholders of each Acquired Fund, in the manner required by law.

      (b) With respect to each Acquiring Fund, the Armada Board of Trustees, including a majority of Trustees who are not "interested persons" as defined under the 1940 Act, has determined that the transactions contemplated by this Agreement are in the best interests of each Acquiring Fund and that the interests of the existing shareholders of each Acquiring Fund would not be diluted as a result of such transactions.

      (c) All consents, orders, permits, and exemptions of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities) deemed necessary by Parkstone to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a materially adverse effect on the assets or properties of Parkstone.

      (d) All representations and warranties of Armada made in this Agreement shall be true and correct in all material respects as if made at and as of each Valuation Time and each Effective Time of the Reorganization. As of the Valuation Time and the Effective Time of the Reorganization applicable to each Acquired Fund, there shall have been no material adverse change in the financial condition of its Acquiring Fund since November 30, 1999 other than those changes incurred in the ordinary course of business as an investment company. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      (e) Parkstone shall have received an opinion of Drinker Biddle & Reath LLP, addressed to Parkstone in form reasonably satisfactory to it and dated the Effective Time of the Reorganization applicable to each Acquired Fund, substantially to the effect that:

        (i) Armada is a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and is qualified to do business and in good standing in each state in which such qualification is required;

        (ii) the shares of each class of each Acquiring Fund to be delivered at such time to an Acquired Fund as provided for by this Agreement are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by such Acquiring Fund and to such counsel's knowledge, no shareholder of an Acquiring Fund has any option, warrant or pre-emptive right to subscription or purchase in respect thereof;

        (iii) this Agreement has been duly authorized, executed and delivered by Armada and represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, but such counsel shall not be required to express an opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, or with respect to the provisions of this Agreement intended to limit liability for particular matters to an Acquiring Fund and its assets;

        (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or Code of Regulations of Armada, or any material agreement known to such counsel to which Armada is a party or by which Armada is bound; and

        (v) to such counsel's knowledge no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Armada of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those Acts and such as may be required under the state securities laws. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Parkstone.

      (f ) Parkstone shall have received an opinion of Drinker Biddle & Reath
           LLP, addressed to Armada and Parkstone in the form reasonably satisfactory to them and dated the Effective Time of the Reorganization applicable to each Acquired Fund, with respect to the matters specified in Section IX(f ).

      (g) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted, or to the knowledge of Parkstone or Armada, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement.

      (h) The SEC shall not have issued any unfavorable advisory report under
          Section 25(b) of the 1940 Act or instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

      (i) The President of Armada shall have certified that Armada has performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at each Valuation Time and each Effective Time of the Reorganization.

      (j) With respect to the Reorganization of the Continuing Funds, the Reorganization of all of the Reorganizing Funds shall have been consummated.

XI. Tax Documents. Parkstone shall deliver to Armada at each Effective Time of the Reorganization confirmations or other adequate evidence as to the adjusted tax basis of the Acquired Fund Assets then delivered to an Acquiring Fund in accordance with the terms of this Agreement.

XII. Finder's Fees. Each party represents and warrants to each of the other parties hereto that there is no person who is entitled to any finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

XIII. Announcements. Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein shall be at such time and in such manner as the parties shall agree; provided, that nothing herein shall prevent any party upon notice to the other parties from making such public announcements as such party's counsel may consider advisable in order to satisfy the party's legal and contractual obligations in such regard.

XIV. Further Assurances. Subject to the terms and conditions herein provided, and any applicable laws, rules or regulations, each of the parties hereto shall use its best efforts to take, or cause to be taken, such action, to execute and deliver, or cause to be executed and delivered, such additional documents and instruments, and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable law to consummate and make effective the transactions contemplated by this Agreement.

XV. Termination of Representations and Warranties. The representations and warranties of the parties set forth in this Agreement shall terminate at the Effective Time of the Reorganization of the Continuing Funds.

XVI. Termination of Agreement.

16.01 This Agreement may be terminated by a party at any time at or prior to (i) the Effective Time of the Reorganization of the Reorganizing Funds, or (ii) with respect to the Continuing Funds and the corresponding Acquiring Funds at any time at or prior to the Effective Time of the Reorganization of the Continuing Funds, by the Board of Trustees of Armada or the Board of Trustees of Parkstone, as provided below:

     (a) By Armada if the conditions set forth in Article IX are not satisfied as specified in said Article;

     (b) By Parkstone if the conditions set forth in Article X are not satisfied as specified in said Article;

     (c) By the mutual consent of the parties.

16.02 If a party terminates this Agreement as to any investment portfolio for any reason specified in Section 16.01 hereof, this Agreement will become null and void without any liability of either party or any of their investment portfolios to the other; provided, however, that if such termination is by Armada pursuant to Section 16.01(a) as a result of a breach by Parkstone of any of its representations, warranties or covenants in this Agreement, or such termination is by Parkstone pursuant to Section 16.01(b) as a result of a breach by Armada of any of its representations, warranties or covenants in this Agreement, nothing herein shall affect the non-breaching party's right to damages on account of such other party's breach.

XVII. Amendment and Waiver. At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of Parkstone, (a) the parties hereto may, by written agreement authorized by their respective Boards of Trustees, or their respective Presidents, and with or without the approval of their shareholders, amend any of the provisions of this Agreement, and (b) either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the President or Vice President of the waiving party with or without the approval of such party's shareholders).

XVIII. Governing Law. This Agreement and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of law principles otherwise applicable therein.

XIX. Successors and Assigns. This Agreement shall be binding upon the respective successors and permitted assigns of the parties hereto. This Agreement and the rights, obligations and liabilities hereunder may not be assigned by either party without the consent of the other party.

XX. Beneficiaries. Nothing contained in this Agreement shall be deemed to create rights in persons not parties hereto, other than the successors and permitted assigns of the parties.

XXI. Parkstone Liability.

21.01 The names "The Parkstone Group of Funds" and "Trustees of The Parkstone Group of Funds" refer respectively to the trust created and the trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated March 25, 1987, which is hereby referred to and a copy of which is on file at the office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of Parkstone. The obligations of Parkstone entered into in the name or on behalf thereof by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of Parkstone personally, but bind only the trust property, and all persons dealing with any portfolio of Parkstone must look solely to the trust property belonging to such portfolio for the enforcement of any claims against Parkstone.

21.02 Both parties specifically acknowledge and agree that any liability of Parkstone under this Agreement with respect to an Acquired Fund, or in connection with the transactions contemplated herein with respect to an Acquired Fund, shall be discharged only out of the assets of that Acquired Fund and that no other portfolio of Parkstone shall be liable with respect thereto.

XXII. Armada Liability.

22.01 The names "Armada Funds" and "Board of Trustees of Armada Funds" refer respectively to the trust created and the trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated January 28, 1986, which is hereby referred to and a copy of which is on file at the office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of Armada. The obligations of Armada entered into in the name or on behalf thereof by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of Armada personally, but bind only the trust property, and all persons dealing with any series of shares of Armada must look solely to the trust property belonging to such series for the enforcement of any claims against Armada.

22.02 Both parties specifically acknowledge and agree that any liability of Armada under this Agreement with respect to an Acquiring Fund, or in connection with the transactions contemplated herein with respect to an Acquiring Fund, shall be discharged only out of the assets of that Acquiring Fund and that no other fund of Armada shall be liable with respect thereto.

XXIII. Indemnification and Insurance.

23.01(a) Each Acquired Fund will indemnify and hold harmless, out of its own assets and no others, the corresponding Acquiring Fund and Armada's Trustees and officers (for purposes of the Section, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Parkstone or any Acquired Fund contained in the Form N-14 Registration Statement, any Acquired Fund Prospectus or related Statement of Additional Information, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Parkstone or any Acquired Fund required to be stated therein or necessary to make the statements relating to Parkstone or any Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Parkstone.

(b) The Indemnified Parties will notify Parkstone in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 23. Parkstone shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 23, or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if Parkstone elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The obligation of each of the Acquired Funds under this Section 23 to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of any expenses, losses, claims, damages and liabilities required to be paid by it under Section 23 without the necessity of the Indemnified Parties' first paying the same.

23.02(a) Each Acquiring Fund will indemnify and hold harmless, out of its own assets and no others, the corresponding Acquired Fund and Parkstone's Trustees and officers (for purposes of this Section, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Armada or any Acquiring Fund contained in the Form N-14 Registration Statement, any Acquiring Fund Prospectus or related Statement of Additional Information, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Armada or any Acquiring Fund required to be stated therein or necessary to make the statement relating to Armada or any Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Armada.

(b) The Indemnified Parties will notify Armada in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 23. Armada shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 23, or, if it so elects, the assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if Armada elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The obligation of each of the Acquiring Funds under this Section 23 to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 23 without the necessity of the Indemnified Parties' first paying the same.

23.03(a) From and after the Effective Time of the Reorganization, Armada will assume and honor any obligation as provided for or permitted by applicable federal and state law in effect immediately prior to the Effective Time of the Reorganization with respect to the indemnification of each person who is now, or has been at any time prior to the date hereof or who becomes prior to the Effective Time of the Reorganization, a Trustee or officer of Parkstone (for the purposes of this Section, the "Indemnified Parties") to the maximum extent available and permitted by applicable law or regulation against any and all losses in connection with or arising out of any claim which is based upon, arises out of or in any way relates to any actual or alleged act or omission occurring at or prior to the Effective Time of the Reorganization, including any actions taken to approve and implement this Agreement and the transactions contemplated hereby, in the Indemnified Parties' capacities as director or officer (whether elected or appointed), of Parkstone. This Section 23.03(a) will be construed as an agreement as to which the Indemnified Parties are intended to be third-party beneficiaries.

XXIV. Notices. All notices required or permitted herein shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier with confirmation, to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a nationally recognized overnight courier service, in each case properly addressed to the party entitled to receive such notice at the address or telecopier number stated below or to such other address or telecopier number as may hereafter be furnished in writing by notice similarly given by one party to the other party hereto:

IF TO ARMADA:

 Anne Rapacz-Kimmins
 National City Bank
 Armada Funds Department, 22nd Floor
 1900 East Ninth Street
 Cleveland, OH 44114
 Telecopier Number: (216) 771-8490

With a copy to:

 Audrey C. Talley, Esq.
 Drinker Biddle & Reath LLP
 One Logan Square
 18th and Cherry Streets
 Philadelphia, PA 19103-6996
 Telecopier Number: (215) 988-2757

IF TO PARKSTONE:

 Anne Rapacz-Kimmins
 National City Bank
 Armada Funds Department, 22nd Floor
 1900 East Ninth Street
 Cleveland, OH 44114
 Telecopier Number: (216) 771-8490

With a copy to:

 Audrey C. Talley, Esq.
 Drinker Biddle & Reath LLP
 One Logan Square
 18th and Cherry Streets
 Philadelphia, PA 19103-6996
 Telecopier Number: (215) 988-2757

XXV. Expenses. Each party represents to the other that its expenses incurred in connection with the Reorganization will be borne equally by National City Bank of Michigan/Illinois ("National City") and Armada, provided, however, that

(a) Armada shall bear any filing fees under the 1933 Act and state securities laws in connection with its A Shares, B Shares and I Shares to be distributed to shareholders of the Acquired Funds, and

(b) National City shall bear any contractual termination fees incurred by Parkstone as a result of effecting the transactions contemplated by this Agreement.

XXVI. Entire Agreement. This Agreement embodies the entire agreement and understanding of the parties hereto and supersedes any and all prior agreements, arrangements and understandings relating to matters provided for herein.

XXVII. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered shall be deemed to be an original, but all of which together shall constitute one and the same instrument.

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their duly authorized officers designated below as of the date first written above.

Attest:

/s/ Barbara Lance                                                  /s/ Herbert R. Martens, Jr.
Barbara Lance                                                                      Herbert R. Martens, Jr.
                                                                                   President, Armada Funds
Attest:

/s/ Barbara Lance                                                  /s/ Herbert R. Martens, Jr.
Barbara Lance                                                                      Herbert R. Martens, Jr.
                                                                           President, The Parkstone Group of Funds

                                   APPENDIX B

                    PERFORMANCE INFORMATION ABOUT THE FUNDS

PARKSTONE INTERNATIONAL
DISCOVERY FUND

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31/99
                          FOR INSTITUTIONAL SHARES(1)
[Total Returns chart]

                                                               Year-by-Year Total Returns as of 12/31/99
                                                                      for Institutional Shares(1)
1993                                                                           33.88%
1994                                                                           -6.68%
1995                                                                            8.01%
1996                                                                           16.56%
1997                                                                             1.8%
1998                                                                           12.66%
1999                                                                           47.18%

The returns for Investor A Shares and Investor B Shares will differ from the Institutional Shares shown in the bar chart because of differences in the expenses of each class. Performance for Investor A Shares and Investor B Shares will be reduced due to greater expenses, such as distribution and service fees.

During the period shown in the bar chart, the Fund's:

Best quarter was        36.05%       4th quarter 1999
Worst quarter was      -15.56%       3rd quarter 1998

This table compares average annual total returns for each share class for the periods ended December 31, 1999 to those of the Morgan Stanley Capital International EAFE Index.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1999)

                        FUND OR
                         CLASS      PAST     PAST       SINCE
                       INCEPTION    YEAR    5 YEARS   INCEPTION
---------------------------------------------------------------
Investor A Shares(2)   12/29/92    39.36%   14.82%     13.82%
---------------------------------------------------------------
Investor B Shares(3)     2/4/94    40.97%   15.94%     10.09%
---------------------------------------------------------------
Institutional Shares   12/29/92    47.18%   16.27%     14.96%
---------------------------------------------------------------
Morgan Stanley
Capital
International EAFE
Index                  12/29/92    26.96%   12.83%     12.97%
---------------------------------------------------------------

(1) Both the chart and the table assume reinvestment of dividends and distributions.

(2) Includes sales charge.

(3) Includes applicable contingent deferred sales charge.
ARMADA INTERNATIONAL
EQUITY FUND

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares. The returns for Class A Shares and Class B Shares will differ from the Class I Shares shown in the bar chart because of differences in the expenses of each class.

                     CALENDAR YEAR TOTAL RETURNS (I SHARES)

                                                               Calendar Year Total Return (Class I Shares)
1998                                                                                                19.98%
1999                                                                                                50.13%

Best quarter was           36.24%       (12/31/99)
Worst quarter was         -15.57%       (9/30/98)

This table compares average annual total returns for each share class for the periods ended December 31, 1999 to those of the Morgan Stanley Capital International EAFE Index.

                                              SINCE
SHARES                            1 YEAR    INCEPTION
-----------------------------------------------------
A Shares
(with Sales Charge)               41.52%     20.55%(1)
-----------------------------------------------------
B Shares
(with contingent Deferred Sales
Charge)                           43.70%     31.39%(2)
-----------------------------------------------------
I Shares                          50.13%     23.77%(1)
-----------------------------------------------------
Morgan Stanley Capital
International
EAFE Index(3)                     26.96%     18.39%(4)
-----------------------------------------------------

(1) Since August 1, 1997.

(2) Since January 6, 1998.

(3) The Morgan Stanley Capital International Europe, Australasia and Far East
    (EAFE) Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions.

(4) Since August 31, 1997.

                    PERFORMANCE INFORMATION ABOUT THE FUNDS

PARKSTONE SMALL
CAPITALIZATION FUND

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31/99
                          FOR INSTITUTIONAL SHARES(1)

[Total Returns chart]

                                                              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/99 FOR
                                                                         INSTITUTIONAL SHARES(1)
                                                              ---------------------------------------------
1989                                                                              32.39%
1990                                                                              -1.37%
1991                                                                              43.94%
1992                                                                              19.15%
1993                                                                              21.93%
1994                                                                               5.17%
1995                                                                              35.86%
1996                                                                              27.70%
1997                                                                              -5.97%
1998                                                                              -5.31%
1999                                                                              32.13%

The returns for Investor A Shares and Investor B Shares will differ from the Institutional Shares shown in the bar chart because of differences in the expenses of each class. Performance for Investor A Shares and Investor B Shares will be reduced due to greater expenses, such as distribution and service fees.

During the period shown in the bar chart, the Fund's:

Best quarter was        36.36%       4th quarter 1999
Worst quarter was      -26.90%       3rd quarter 1998

This table compares the average annual total returns for each share class for the periods ended December 31, 1999 to those of the Russell 2000 Growth Index.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1999)

                        FUND OR
                         CLASS      PAST     PAST       PAST        SINCE
                       INCEPTION    YEAR    5 YEARS   10 YEARS    INCEPTION
---------------------------------------------------------------------------
Investor A Shares(2)   10/31/88    24.65%   13.83%     15.21%      16.41%
---------------------------------------------------------------------------
Investor B Shares(3)     2/4/94    25.79%   14.31%        N/A      13.60%
---------------------------------------------------------------------------
Institutional Shares   10/31/88    32.13%   15.34%     16.04%      17.16%
---------------------------------------------------------------------------
Russell 2000 Growth
Index                  10/31/88    43.10%   18.99%     13.51%      13.95%
---------------------------------------------------------------------------

(1) Both the chart and the table assume reinvestment of dividends and distributions.

(2) Includes sales charge.

(3) Includes applicable contingent deferred sales charge.
ARMADA SMALL CAP
GROWTH FUND

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares. The returns for Class A Shares and Class B Shares will differ from the Class I Shares shown in the bar chart because of differences in the expenses of each class.

                     CALENDAR YEAR TOTAL RETURNS (I SHARES)
[ARMADA SMALL CAP GROWTH FUND CHART]

                                                                  Calendar Year Total Return (I Shares)
1998                                                                                              7.56%
1999                                                                                             36.06%

Best quarter was           36.30%       (12/31/99)
Worst quarter was         -21.14%        (9/30/98)

This table compares the average annual total returns for each share class for the periods ended December 31, 1999 to those of the Russell 2000 Growth Index.

                                              SINCE
SHARES                            1 YEAR    INCEPTION
-----------------------------------------------------
A Shares
(with Sales Charge)               28.17%     17.40%(1)
-----------------------------------------------------
B Shares
(with contingent
Deferred Sales Charge)            29.81%     18.13%(2)
-----------------------------------------------------
I Shares                          36.06%    20.49%(1)
-----------------------------------------------------
Russell 2000
Growth Index(3)                   43.10%     16.77%(4)
-----------------------------------------------------

(1) Since August 1, 1997.

(2) Since January 6, 1998.

(3) The Russell 2000 Growth Index is comprised of securities in the Russell 2000 Stock Index with a greater than average growth orientation.

(4) Since August 31, 1997.

                    PERFORMANCE INFORMATION ABOUT THE FUNDS

PARKSTONE EQUITY
INCOME FUND

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31/99
                          FOR INSTITUTIONAL SHARES(1)
[Total Returns chart]

                                                              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
                                                                         INVESTOR A SHARES(1)
                                                              ------------------------------------------
1989                                                                             28.13%
1990                                                                              0.13%
1991                                                                             24.96%
1992                                                                              9.40%
1993                                                                             12.65%
1994                                                                             -8.26%
1995                                                                             27.71%
1996                                                                             17.17%
1997                                                                             25.48%
1998                                                                             10.95%
1999                                                                             -0.26%

The returns for Investor A Shares and Investor B Shares will differ from the Institutional Shares shown in the bar chart because of differences in the expenses of each class. Performance for Investor A Shares and Investor B Shares will be reduced due to greater expenses, such as distribution and service fees.

During the period shown in the bar chart, the Fund's:

Best quarter was        13.54%       2nd quarter 1997
Worst quarter was      -10.73%       3rd quarter 1998

This table compares the average annual total returns for each share class for the periods ended December 31, 1999 to those of the S&P 500 Barra Value Index.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1999)

                        FUND OR
                         CLASS      PAST     PAST       PAST       SINCE
                       INCEPTION    YEAR    5 YEARS   10 YEARS   INCEPTION
--------------------------------------------------------------------------
Investor A Shares(2)   10/31/88    -6.04%   14.24%     10.64%     12.16%
--------------------------------------------------------------------------
Investor B Shares(3)     2/4/94    -4.28%   14.67%        N/A     10.29%
--------------------------------------------------------------------------
Institutional Shares   10/31/88    -0.26%   15.75%     11.39%     12.84%
--------------------------------------------------------------------------
S&P Barra Value Index  10/31/88    12.72%   22.94%     15.37%     16.06%
--------------------------------------------------------------------------

(1) Both the chart and the table assume reinvestment of dividends and distributions.

(2) Includes sales charge.

(3) Includes applicable contingent deferred sales charge.
ARMADA EQUITY
INCOME FUND

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year. The returns for Class A Shares and Class B Shares will differ from the Class I Shares shown in the bar chart because of differences in the expenses of each class.

                     CALENDAR YEAR TOTAL RETURNS (I SHARES)
[CALENDAR YEAR TOTAL RETURN CHART

                                                                 CALENDAR YEAR TOTAL RETURN (I SHARES)
                                                                 -------------------------------------
1995                                                                             27.70%
1996                                                                             18.08%
1997                                                                             29.21%
1998                                                                             10.23%
1999                                                                             -0.13%

Best quarter was           12.63%       (6/30/97)
Worst quarter was          -9.19%       (9/30/99)

This table compares average annual total returns for each share class for the periods ended December 31, 1999 to those of the S&P Barra Value Index

                                               SINCE
SHARES                  1 YEAR    5 YEARS    INCEPTION
------------------------------------------------------
A Shares
(with Sales Charge)     -5.73%    14.89%(1)   13.40%(1)
------------------------------------------------------
B Shares
(with contingent
Deferred Sales Charge)  -5.56%       N/A       2.24%(2)
------------------------------------------------------
I Shares                -0.13%    16.49%      15.02%(3)
------------------------------------------------------
S&P Barra Value
Index(4)                12.72%    22.94%      20.65%(5)
------------------------------------------------------

(1) Since August 22, 1994.

(2) Since January 6, 1998.

(3) Since July 1, 1994.

(4) The S&P Barra Value Index is comprised of securities in the S&P 500 Composite Index that have a lower than average price-to-book ratio. The S&P 500 Composite Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

(5) Since July 31, 1994.

                    PERFORMANCE INFORMATION ABOUT THE FUNDS

PARKSTONE BALANCED
ALLOCATION FUND

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31/99
                          FOR INSTITUTIONAL SHARES(1)

[Total Returns Chart]

                                                              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/99 FOR
                                                                         INSTITUTIONAL SHARES(1)
                                                              ---------------------------------------------
1993                                                                              11.42%
1994                                                                              -2.77%
1995                                                                              22.96%
1996                                                                              13.10%
1997                                                                              11.67%
1998                                                                              13.04%
1999                                                                              17.35%

The returns for Investor A Shares and Investor B Shares will differ from the Institutional Shares shown in the bar chart because of differences in the expenses of each class. Performance for Investor A Shares and Investor B Shares will be reduced due to greater expenses, such as distribution and service fees.

During the period shown in the bar chart, the Fund's:

Best quarter was       16.39%       4th quarter 1999
Worst quarter was      -6.87%       3rd quarter 1998

This table compares the average annual total returns for each share class for the periods ended December 31, 1999 to those of the S&P 500 Composite Index and the Lehman Brothers Aggregate Bond Index.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1999)

                        FUND OR
                         CLASS      PAST     PAST       SINCE
                       INCEPTION    YEAR    5 YEARS   INCEPTION
---------------------------------------------------------------
Investor A Shares(2)    1/31/92    11.48%   14.16%     11.26%
---------------------------------------------------------------
Investor B Shares(3)     2/4/94    11.20%   14.43%     11.46%
---------------------------------------------------------------
Institutional Shares    1/31/92    17.35%   15.55%     12.15%
---------------------------------------------------------------
S&P Stock Index         1/31/92    21.04%   28.55%     20.19%
---------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index    1/31/92    -0.83%    7.73%      6.80%
---------------------------------------------------------------

(1) Both the chart and the table assume reinvestment of dividends and distributions.

(2) Includes sales charge.

(3) Includes applicable contingent deferred sales charge.
ARMADA BALANCED
ALLOCATION FUND

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year. The returns for Class A Shares and Class B Shares will differ from the Class I Shares shown in the bar chart because of differences in the expenses of each class.

                     CALENDAR YEAR TOTAL RETURNS (I SHARES)

                                                                  Calendar Year Total Return (I Shares)
1999                                                                                             15.27%

Best quarter was           16.09%       (12/31/99)
Worst quarter was          -3.21%        (9/30/99)

This table compares the average annual total returns for each share class for the periods ended December 31, 1999 to those of the S&P 500 Composite Index, the Lehman Aggregate Bond Index and a Balanced Hybrid Benchmark.

                                              SINCE
SHARES                            1 YEAR    INCEPTION
-----------------------------------------------------
A Shares
(with Sales Charge)                9.55%     12.91%(1)
-----------------------------------------------------
B Shares
(with contingent Deferred Sales
Charge)                            9.28%     15.79%(2)
-----------------------------------------------------
I Shares                          15.27%     14.31%(3)
-----------------------------------------------------
S&P 500 Composite Index(4)        21.04%     22.73%(5)
-----------------------------------------------------
Lehman Aggregate Bond Index(6)    -0.83%      2.45%(7)
-----------------------------------------------------
Balanced Allocation Hybrid
Benchmark(8)                      12.00%     14.77%(9)
-----------------------------------------------------

(1) Since July 31, 1998.
(2) Since November 11, 1998.
(3) Since July 10, 1998.
(4) The S&P 500 Composite Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
(5) Since July 31, 1998.
(6) The Lehman Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
(7) Since July 31, 1998.
(8) The Balanced Allocation Hybrid Benchmark is an unmanaged composite of the S&P 500 Composite Index and the Lehman Aggregate Bond Index. These two indices are combined in the same ratio as the stock/bond ration of the Balanced Allocation Fund to arrive at the Hybrid Benchmark.
(9) Since July 31, 1998.

                    PERFORMANCE INFORMATION ABOUT THE FUNDS

PARKSTONE BOND FUND*

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31/99
                          FOR INSTITUTIONAL SHARES(1)
[Total Returns chart]

                                                              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/99 FOR
                                                                         INSTITUTIONAL SHARES(1)
                                                              ---------------------------------------------
1989                                                                              11.91%
1990                                                                               8.12%
1991                                                                              15.04%
1992                                                                               6.23%
1993                                                                               9.83%
1994                                                                              -3.50%
1995                                                                              18.05%
1996                                                                               3.41%
1997                                                                               9.28%
1998                                                                               7.50%
1999                                                                              -1.75%

The returns for Investor A Shares and Investor B Shares will differ from the Institutional Shares shown in the bar chart because of differences in the expenses of each class. Performance for Investor A Shares and Investor B Shares will be reduced due to greater expenses, such as distribution and service fees.

During the period shown in the bar chart, the Funds:

Best quarter was         6.16%       2nd quarter 1995
Worst quarter was       -2.67%       1st quarter 1994

This table compares the average annual total returns for each share class for the periods ended December 31, 1999 to those of the Lehman Brothers Aggregate Bond Index.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1999)

                        FUND OR
                         CLASS      PAST     PAST       PAST       SINCE
                       INCEPTION    YEAR    5 YEARS   10 YEARS   INCEPTION
--------------------------------------------------------------------------
Investor A Shares(2)   10/31/88    -6.67%    5.68%      6.31%      6.60%
--------------------------------------------------------------------------
Investor B Shares(3)     2/4/94    -7.38%    6.03%        N/A      4.19%
--------------------------------------------------------------------------
Institutional Shares   10/31/88    -1.75%    7.10%      7.03%      7.25%
--------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index   10/31/88    -0.83%    7.73%      7.70%      8.06%
--------------------------------------------------------------------------

(1) Both the chart and the table assume reinvestment of dividends and distributions.

(2) Includes sales charge.

(3) Includes applicable contingent deferred sales charge.
ARMADA BOND FUND

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year. The returns for Class A Shares and Class B Shares will differ from the Class I Shares shown in the bar chart because of differences in the expenses of each class.

                     CALENDAR YEAR TOTAL RETURNS (I SHARES)
[TOTAL RETURN BAR CHART]

                                                                  Calendar Year Total Return (I Shares)
1995                                                                                             14.46%
1996                                                                                              3.48%
1997                                                                                              7.97%
1998                                                                                              8.44%
1999                                                                                             -1.89%

Best quarter was            4.75%       (9/30/98)
Worst quarter was          -1.12%       (3/31/99)

This table compares the average annual total returns for each share class for the periods ended December 31, 1999 to those of the Lehman Aggregate Bond Index.

                                                SINCE
SHARES                    1 YEAR   5 YEARS    INCEPTION
-------------------------------------------------------
A Shares
(with Sales Charge)       -6.62%      N/A      3.62%(1)
-------------------------------------------------------
B Shares
(with contingent
Deferred Sales Charge)    -7.35%      N/A     -0.48%(2)
-------------------------------------------------------
I Shares                  -1.89%    6.35%      5.75%(3)
-------------------------------------------------------
Lehman Aggregate Bond
Index(4)                  -0.83%    7.73%      7.01%(5)
-------------------------------------------------------

(1) Since September 11, 1996.

(2) Since January 6, 1998.

(3) Since August 10, 1994.

(4) The Lehman Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

(5) August 31, 1994.

* Denotes the surviving portfolio for purposes of maintaining the financial statements and performance history after the reorganization.

                    PERFORMANCE INFORMATION ABOUT THE FUNDS

PARKSTONE INTERMEDIATE
GOVERNMENT OBLIGATIONS FUND
The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31/99
                          FOR INSTITUTIONAL SHARES(1)
[Total Returns chart]

                                                              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/99 FOR
                                                                         INSTITUTIONAL SHARES(1)
                                                              ---------------------------------------------
1989                                                                              10.05%
1990                                                                               8.81%
1991                                                                              13.77%
1992                                                                               5.33%
1993                                                                               7.44%
1994                                                                              -2.33%
1995                                                                              13.49%
1996                                                                               3.17%
1997                                                                               6.88%
1998                                                                               7.62%
1999                                                                              -0.07%

The returns for Investor A Shares and Investor B Shares will differ from the Institutional Shares shown in the bar chart because of differences in the expenses of each class. Performance for Investor A Shares and Investor B Shares will be reduced due to greater expenses, such as distribution and service fees.

During the period shown in the bar chart, the Funds:

Best quarter was        4.89%       4th quarter 1991
Worst quarter was      -1.91%       1st quarter 1994

The table compares the average annual total returns for each share class for the periods ended December 31, 1999 to those of the Lehman Brothers Intermediate Government Index.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1999)

                        FUND OR
                         CLASS      PAST     PAST       PAST       SINCE
                       INCEPTION    YEAR    5 YEARS   10 YEARS   INCEPTION
--------------------------------------------------------------------------
Investor A Shares(2)   10/31/88    -5.05%    4.81%     5.62%       5.82%
--------------------------------------------------------------------------
Investor B Shares(3)     2/4/94    -5.75%    5.07%       N/A       3.65%
--------------------------------------------------------------------------
Institutional Shares   10/31/88    -0.07%    6.12%     6.30%       6.43%
--------------------------------------------------------------------------
Lehman Brothers
Intermediate
Government Index       10/31/88     0.50%    6.93%     7.10%       7.41%
--------------------------------------------------------------------------

(1) Both the chart and the table assume reinvestment of dividends and distributions.

(2) Includes sales charge.

(3) Includes applicable contingent deferred sales charge.
ARMADA INTERMEDIATE
BOND FUND
The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year. The returns for Class A Shares and Class B Shares will differ from the Class I Shares shown in the bar chart because of differences in the expenses of each class.

                     CALENDAR YEAR TOTAL RETURNS (I SHARES)

                                                                 CALENDAR YEAR TOTAL RETURN (I SHARES)
                                                                 -------------------------------------
1990                                                                              8.28%
1991                                                                             15.69%
1992                                                                              7.51%
1993                                                                             10.32%
1994                                                                             -4.52%
1995                                                                             15.74%
1996                                                                              3.12%
1997                                                                              6.94%
1998                                                                              7.91%
1999                                                                             -0.04%

Best quarter was            5.46%       (12/31/90)
Worst quarter was          -3.22%        (3/31/94)

This table compares the average annual total returns for each share class for the periods ended December 31, 1999 to those of the Lehman Intermediate Government/ Corporate Bond Index.

                                                       SINCE
SHARES                 1 YEAR   5 YEARS   10 YEARS   INCEPTION
--------------------------------------------------------------
A Shares
(with Sales Charges)   -5.13%    5.21%       N/A       5.64%(1)
--------------------------------------------------------------
B Shares
(with contingent
Deferred Sales
Charges)               -5.70%      N/A       N/A      -0.09%(2)
--------------------------------------------------------------
I Shares               -0.04%    6.60%     6.92%       6.91%(3)
--------------------------------------------------------------
Lehman Intermediate
Government/ Corporate
Bond Index(4)           0.39%    7.09%     7.26%       7.26%(5)
--------------------------------------------------------------

(1) Since April 15, 1991.

(2) Since January 6, 1998.

(3) Since December 20, 1989.

(4) The Lehman Intermediate Government/Corporate Bond Index is an unmanaged index which is representative of intermediate-term bonds.

(5) Since December 31, 1989.

                    PERFORMANCE INFORMATION ABOUT THE FUNDS

PARKSTONE LIMITED MATURITY
BOND FUND

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31/99
                          FOR INSTITUTIONAL SHARES(1)
[Total Returns chart]

                                                              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/99 FOR
                                                                         INSTITUTIONAL SHARES(1)
                                                              ---------------------------------------------
1989                                                                               9.54%
1990                                                                               7.83%
1991                                                                              12.24%
1992                                                                               5.76%
1993                                                                               6.85%
1994                                                                              -0.72%
1995                                                                              11.27%
1996                                                                               4.16%
1997                                                                               5.80%
1998                                                                               6.51%
1999                                                                               3.13%

The returns for Investor A Shares and Investor B Shares will differ from the Institutional Shares shown in the bar chart because of differences in the expenses of each class. Performance for Investor A Shares and Investor B Shares will be reduced due to greater expenses, such as distribution and service fees.

During the period shown in the bar chart, the Fund's:

Best quarter was        4.17%       4th quarter 1991
Worst quarter was      -1.08%       1st quarter 1994

This table compares the average annual total returns for each share class for the periods ended December 31, 1999 to those of the Merrill Lynch 1-3 Year Government/ Corporate Index.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1999)

                        FUND OR
                         CLASS      PAST     PAST       PAST       SINCE
                       INCEPTION    YEAR    5 YEARS   10 YEARS   INCEPTION
--------------------------------------------------------------------------
Investor A Shares(2)   10/31/88     0.01%    5.27%     5.76%       6.02%
--------------------------------------------------------------------------
Investor B Shares(3)     2/4/94    -2.77%    5.07%       N/A       3.93%
--------------------------------------------------------------------------
Institutional Shares   10/31/88     3.13%    6.14%     6.22%       6.43%
--------------------------------------------------------------------------
Merrill Lynch 1-3
Year Government/
Corporate Index        10/31/88     3.25%    6.59%     6.68%       6.95%
--------------------------------------------------------------------------

(1) Both the chart and the table assume reinvestment of dividends and distributions.

(2) Includes sales charge.

(3) Includes applicable contingent deferred sales charge.
ARMADA LIMITED MATURITY
BOND FUND
(FORMERLY THE ENHANCED INCOME FUND)

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class B Shares because they have not yet completed a full calendar year of operations.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year. The returns for Class A Shares and Class B Shares will differ from the Class I Shares shown in the bar chart because of differences in the expenses of each class.

                     CALENDAR YEAR TOTAL RETURNS (I SHARES)

                                                                 CALENDAR YEAR TOTAL RETURN (I SHARES)
                                                                 -------------------------------------
1995                                                                             7.69%
1996                                                                             5.29%
1997                                                                             6.43%
1998                                                                             6.58%
1999                                                                             3.20%

Best quarter was            2.95%       (9/30/98)
Worst quarter was           0.28%       (6/30/99)

This table compares the average annual total returns for each share class for the periods ended December 31, 1999 to those of the Merrill Lynch 1-3 Year Government/ Corporate Index.

                                                 SINCE
SHARES                    1 YEAR    5 YEARS    INCEPTION
--------------------------------------------------------
A Shares
(with Sales Charge)       0.27%      5.18%     5.08%(1)
--------------------------------------------------------
I Shares                  3.20%      5.83%     5.67%(2)
--------------------------------------------------------
Merrill Lynch 1-3 Year
Government/Corporate
Index(3)                  3.25%      6.56%     6.09%(4)
--------------------------------------------------------

(1) Since September 9, 1994.

(2) Since July 7, 1994.

(3) This is a market capitalization weighted index including U.S. Treasury and Agency bonds and U.S. fixed coupon investment grade corporate bonds (U.S. domestic and Yankee/global bonds). U.S. Treasury bonds must have at least $1 billion face value outstanding and agency and corporate bonds must have at least $150 million face value outstanding to be included in the index. Both total return and price returns are calculated daily. Prices are taken as of approximately 3 p.m. ET. Quality range is BBB3-AAA based on composite Moody and S&P ratings. Maturities for all bonds are greater than or equal to one year and less than three years. Floaters, Equipment Trust Certificates, and Title 11 securities are excluded.

(4) Since July 31, 1994.

                    PERFORMANCE INFORMATION ABOUT THE FUNDS

PARKSTONE NATIONAL TAX EXEMPT
BOND FUND

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31/99
                          FOR INSTITUTIONAL SHARES(1)
[Total Returns chart]

                                                              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/99 FOR
                                                                         INSTITUTIONAL SHARES(1)
                                                              ---------------------------------------------
1989                                                                               7.57%
1990                                                                               6.01%
1991                                                                               9.16%
1992                                                                               7.46%
1993                                                                               9.18%
1994                                                                              -3.25%
1995                                                                              13.57%
1996                                                                               2.92%
1997                                                                               6.52%
1998                                                                               4.98%
1999                                                                              -1.45%

The returns for Investor A Shares and Investor B Shares will differ from the Institutional Shares shown in the bar chart because of differences in the expenses of each class. Performance for Investor A Shares and Investor B Shares will be reduced due to greater expenses, such as distribution and service fees.

During the period shown in the bar chart, the Fund's:

Best quarter was        5.69%       1st quarter 1995
Worst quarter was      -3.27%       1st quarter 1994

This table compares the average annual total returns for each share class for the periods ended December 31, 1999 to those of the Lehman Brothers Municipal Bond Index.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1999)

                        FUND OR
                         CLASS      PAST      PAST       PAST        SINCE
                       INCEPTION    YEAR    5 YEARS    10 YEARS    INCEPTION
----------------------------------------------------------------------------
Investor A Shares(2)   10/31/88    -6.41%     3.90%      4.73%      4.95%
----------------------------------------------------------------------------
Investor B Shares(3)     2/4/94    -7.18%     4.07%        N/A      2.66%
----------------------------------------------------------------------------
Institutional Shares   10/31/88    -1.45%     5.19%      5.40%      5.55%
----------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index   10/31/88    -2.07%     6.91%      6.90%      7.13%
----------------------------------------------------------------------------

(1) Both the chart and the table assume reinvestment of dividends and distributions.

(2) Includes sales charge.

(3) Includes applicable contingent deferred sales charge.
ARMADA NATIONAL TAX EXEMPT
BOND FUND

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year. The returns for Class A Shares and Class B Shares will differ from the Class I Shares shown in the bar chart because of differences in the expenses of each class.

                     CALENDAR YEAR TOTAL RETURNS (I SHARES)
[CALENDAR YEAR TOTAL RETURN CHART]

                                                                 CALENDAR YEAR TOTAL RETURN (I SHARES)
                                                                 -------------------------------------
1989                                                                              9.79%
1990                                                                              4.65%
1991                                                                              8.45%
1992                                                                              9.74%
1993                                                                             11.76%
1994                                                                             -4.58%
1995                                                                             14.05%
1996                                                                             -1.07%
1997                                                                              6.57%
1998                                                                              5.95%
1999                                                                             -1.12%

Best quarter was                        5.44%       (3/31/95)
Worst quarter was                      -4.13%       (3/31/94)

This table compares the average annual total returns for each share class for the periods ended December 31, 1999 to those of the Lehman 10 Year Municipal Bond Index.

SHARES                             1 YEAR     5 YEARS     10 YEARS
-------------------------------------------------------------------
A Shares
(with Sales Charge)                 -5.58%      3.73%       4.78%
-------------------------------------------------------------------
B Shares
(with contingent Deferred Sales
Charge)                             -6.53%      4.24%       5.20%
-------------------------------------------------------------------
I Shares                            -1.12%      4.73%       5.28%
-------------------------------------------------------------------
Lehman 10 Year Municipal Bond
Index(1)                            -1.24%      7.12%       7.10%
-------------------------------------------------------------------

(1) The Lehman 10 Year Municipal Bond Index is a broad based total return index. The bonds are all investment grade, fixed rate with maturities of 9-12 years and are selected from issues larger than $50 million dated since January 1984.

The performance of the National Tax Exempt Bond Fund for the period prior to June 22, 1998 is represented by the performance of a common trust fund ("common trust fund") which operated prior to the effectiveness of the registration statement of the National Tax Exempt Bond Fund. The common trust fund was advised by National City Bank, an affiliate of the Adviser. At the time of the National Tax Exempt Bond Fund's inception, the common trust fund was operated using materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. In connection with the National Tax Exempt Bond Fund's commencement of operations, on June 22, 1998, the common trust fund transferred its assets to the Fund. At the time of the transfer, the Adviser did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the National Tax Exempt Bond Fund.

The common trust fund was not open to the public generally, nor registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. Performance quotations of the common trust fund represent past performance of the Adviser managed common trust fund, which are separate and distinct from the National Tax Exempt Bond Fund; do not represent past performance of the Fund; and should not be considered as representative of future results of the Fund.

                    PERFORMANCE INFORMATION ABOUT THE FUNDS

PARKSTONE
TAX-FREE FUND

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31/99
                          FOR INSTITUTIONAL SHARES(1)
[Total Returns chart]

                                                              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/99 FOR
                                                                         INSTITUTIONAL SHARES(1)
                                                              ---------------------------------------------
1989                                                                               6.08%
1990                                                                               5.46%
1991                                                                               3.96%
1992                                                                               2.53%
1993                                                                               1.88%
1994                                                                               2.34%
1995                                                                               3.26%
1996                                                                               2.79%
1997                                                                               3.08%
1998                                                                               2.86%
1999                                                                               2.63%

The returns for Investor A Shares will differ from the Institutional Shares shown in the bar chart because of differences in the expenses of each class. Performance for Investor A Shares will be reduced due to greater expenses, such as distribution and service fees.

During the period shown in the bar chart, the Fund's:

Best quarter was       1.37%       2nd quarter 1990
Worst quarter was      0.43%       1st quarter 1994

This table shows the average annual total returns for each share class for the periods ended December 31, 1999.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1999)

                       INCEPTION   PAST     PAST       PAST       SINCE
                         DATE      YEAR    5 YEARS   10 YEARS   INCEPTION
-------------------------------------------------------------------------
Investor A Shares       7/30/87    2.53%    2.82%     3.01%       3.44%
-------------------------------------------------------------------------
Institutional Shares    7/30/87    2.63%    2.92%     3.07%       3.50%
-------------------------------------------------------------------------

For current yield information on the Fund, call 1-800-451-8377. The Tax-Free Fund's yield appears in The Wall Street Journal each Thursday.

(1) Both the chart and the table assume reinvestment of dividends and distributions.
ARMADA TAX EXEMPT
MONEY MARKET FUND

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year. The returns for Class A Shares and Class B Shares will differ from the Class I Shares shown in the bar chart because of differences in the expenses of each class.

                     CALENDAR YEAR TOTAL RETURNS (I SHARES)

                                                                 CALENDAR YEAR TOTAL RETURN (I SHARES)
                                                                 -------------------------------------
1989                                                                             6.20%
1990                                                                             5.83%
1991                                                                             4.26%
1992                                                                             2.52%
1993                                                                             2.02%
1994                                                                             2.51%
1995                                                                             3.57%
1996                                                                             3.21%
1997                                                                             3.37%
1998                                                                             3.23%
1999                                                                             2.95%

Best quarter was            1.47%       (12/31/90)
Worst quarter was           0.47%        (3/31/94)

This table shows the average annual total returns for each share class for the periods ended December 31, 1999.

                                                       SINCE
SHARES                 1 YEAR   5 YEARS   10 YEARS   INCEPTION
--------------------------------------------------------------
A Shares               2.80%     3.14%       N/A       2.89%(1)
--------------------------------------------------------------
I Shares               2.95%     3.27%     3.34%       3.68%(2)
--------------------------------------------------------------

(1) Since April 1, 1991.

(2) Since July 20, 1988.

                    PERFORMANCE INFORMATION ABOUT THE FUNDS

PARKSTONE PRIME
OBLIGATIONS FUND

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31/99
                          FOR INSTITUTIONAL SHARES(1)

[Total Returns chart]

                                                              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/99 FOR
                                                                         INSTITUTIONAL SHARES(1)
                                                              ---------------------------------------------
1989                                                                               8.98%
1990                                                                                7.9%
1991                                                                               5.96%
1992                                                                               3.56%
1993                                                                               2.68%
1994                                                                               3.72%
1995                                                                               5.42%
1996                                                                               4.99%
1997                                                                               5.45%
1998                                                                               5.04%
1999                                                                               4.68%

The returns for Investor A Shares and Investor B Shares will differ from the Institutional Shares shown in the bar chart because of differences in the expenses of each class. Performance for Investor A and Investor B Shares will be reduced due to greater expenses, such as distribution and service fees.
During the period shown in the bar chart, the Fund's:

Best quarter was         1.93%       2nd quarter 1990
Worst quarter was        0.65%       2nd quarter 1993

This table shows the Fund's average annual total returns for the periods ended December 31, 1999.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1999)

                         CLASS      PAST      PAST       PAST        SINCE
                       INCEPTION    YEAR    5 YEARS    10 YEARS    INCEPTION
----------------------------------------------------------------------------
Investor A Shares       8/24/87     4.58%     4.86%      4.79%       5.38%
----------------------------------------------------------------------------
Investor B Shares*      9/26/97     3.65%       N/A        N/A       3.86%
----------------------------------------------------------------------------
Institutional
Shares...............   8/24/87     4.68%     5.05%      4.90%       5.47%
----------------------------------------------------------------------------

For current yield information on the Fund, call 1-800-451-8377. The Prime Obligations Fund's yield appears in The Wall Street Journal each Thursday.
* The table above reflects the impact of any contingent deferred sales charges that apply to Investor B Shares of the Prime Obligations Fund.

(1) Both the chart and the table assume reinvestment of dividends and distributions.
ARMADA MONEY
MARKET FUND

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year. The returns for Class A Shares and Class B Shares will differ from the Class I Shares shown in the bar chart because of differences in the expenses of each class.

                     CALENDAR YEAR TOTAL RETURNS (I SHARES)
[TOTAL RETURN CHART]

                                                                 CALENDAR YEAR TOTAL RETURN (I SHARES)
                                                                 -------------------------------------
1989                                                                             9.20%
1990                                                                             8.16%
1991                                                                             5.67%
1992                                                                             3.33%
1993                                                                             2.76%
1994                                                                             3.98%
1995                                                                             5.72%
1996                                                                             5.19%
1997                                                                             5.32%
1998                                                                             5.25%
1999                                                                             4.92%

Best quarter was            2.01%       (6/30/90)
Worst quarter was           0.67%       (6/30/93)

This table shows the Fund's average annual total returns for the periods ended December 31, 1999.

                                                        SINCE
SHARES                 1 YEAR   5 YEARS   10 YEARS    INCEPTION
---------------------------------------------------------------
A Shares
(with Sales Charge)     4.76%    5.16%        N/A       4.52%(1)
---------------------------------------------------------------
B Shares
(with contingent
Deferred Sales
Charge)                -0.92%      N/A        N/A       2.38%(2)
---------------------------------------------------------------
I Shares                4.92%    5.28%      5.02%       5.62%(3)
---------------------------------------------------------------

(1) Since April 1, 1991.

(2) Since January 5, 1998.

(3) Since September 3, 1986.

                    PERFORMANCE INFORMATION ABOUT THE FUNDS

PARKSTONE U.S. GOVERNMENT
OBLIGATIONS FUND

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31/99
                          FOR INSTITUTIONAL SHARES(1)

[Total Returns chart]

                                                              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/99 FOR
                                                                         INSTITUTIONAL SHARES(1)
                                                              ---------------------------------------------
1989                                                                               8.66%
1990                                                                               7.69%
1991                                                                               5.62%
1992                                                                               3.72%
1993                                                                               2.62%
1994                                                                               3.66%
1995                                                                               5.39%
1996                                                                               4.86%
1997                                                                               4.98%
1998                                                                               4.94%
1999                                                                               4.52%

The returns for Investor A Shares will differ from the Institutional Shares shown in the bar chart because of differences in the expenses of each class. Performance for Investor A Shares will be reduced due to greater expenses, such as distribution and service fees.

During the period shown in the bar chart, the Fund's:

Best quarter was       1.90%       2nd quarter 1990
Worst quarter was      0.64%       2nd quarter 1993

This table shows the average annual total returns for each share class for the periods ended December 31, 1999.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1999)

                         CLASS     PAST     PAST       PAST       SINCE
                       INCEPTION   YEAR    5 YEARS   10 YEARS   INCEPTION
-------------------------------------------------------------------------
Investor A Shares       8/18/87    4.42%    4.83%     4.72%       5.28%
-------------------------------------------------------------------------
Institutional Shares    8/18/87    4.52%    4.94%     4.79%       5.33%
-------------------------------------------------------------------------

For current yield information on the Fund, call 1-800-451-8377. The U.S. Government Obligations Fund's yield appears in The Wall Street Journal each Thursday.

(1) Both the chart and the table assume reinvestment of dividends and distributions.
ARMADA GOVERNMENT
MONEY MARKET FUND

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year. The returns for Class A Shares will differ from the Class I Shares shown in the bar chart because of differences in the expenses of each class.

                     CALENDAR YEAR TOTAL RETURNS (I SHARES)

                                                                  Calendar Year Total Return (I Shares)
1989                                                                                              9.01%
1990                                                                                              7.94%
1991                                                                                              5.65%
1992                                                                                              3.36%
1993                                                                                              2.75%
1994                                                                                              3.91%
1995                                                                                              5.63%
1996                                                                                              5.14%
1997                                                                                              5.25%
1998                                                                                              5.15%
1999                                                                                              4.82%

Best quarter was             1.95%       (6/30/90)
Worst quarter was            0.67%       (6/30/93)

This table shows the average annual total returns for each share class for the periods ended December 31, 1999.

                                                       SINCE
SHARES                 1 YEAR   5 YEARS   10 YEARS   INCEPTION
--------------------------------------------------------------
A Shares               4.66%     5.07%       N/A       4.43%(1)
I Shares               4.82%     5.20%     4.95%       5.51%(2)
--------------------------------------------------------------

(1) Since April 1, 1991.

(2) Since March 3, 1987.

                    PERFORMANCE INFORMATION ABOUT THE FUNDS

PARKSTONE LARGE
CAPITALIZATION FUND

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31/99
                          FOR INSTITUTIONAL SHARES(1)

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
[Total Returns chart]

                                                              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/99 FOR
                                                                         INSTITUTIONAL SHARES(1)
                                                              ---------------------------------------------
1996                                                                              23.23%
1997                                                                              29.08%
1998                                                                              42.62%
1999                                                                              29.04%

The returns for Investor A Shares and Investor B Shares will differ from the Institutional Shares shown in the bar chart because of differences in the expenses of each class. Performance for Investor A Shares and Investor B Shares will be reduced due to greater expenses, such as distribution and service fees.

During the period shown in the bar chart, the Fund's:

Best quarter was       25.53%       4th quarter 1998
Worst quarter was      -9.12%       3rd quarter 1998

This table compares the average annual total returns for each share class for the periods ended December 31, 1999 to those of the S&P Barra Growth Index.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1999)

                              FUND OR
                               CLASS      PAST      SINCE
                             INCEPTION    YEAR    INCEPTION
-----------------------------------------------------------
Investor A Shares (2)          2/1/96    21.45%    28.30%
-----------------------------------------------------------
Investor B Shares (3)          2/1/96    22.53%    28.87%
-----------------------------------------------------------
Institutional Shares         12/28/95    29.04%    30.80%
-----------------------------------------------------------
S&P Barra Growth Index       12/28/95    28.26%    32.43%
-----------------------------------------------------------

(1) Both the chart and the table assume reinvestment of dividends and distributions.
(2) Includes sales charge.
(3) Includes applicable contingent deferred sales charge.
ARMADA LARGE CAP
ULTRA FUND

There is no bar chart or performance table for the Class A, Class B or Class I Shares of this Fund because it has not yet completed a full calendar year of operations.

The performance of Class A, Class B and Class I Shares will differ due to differences in expenses.

                    PERFORMANCE INFORMATION ABOUT THE FUNDS

PARKSTONE U.S. GOVERNMENT
INCOME FUND

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31/99
                          FOR INSTITUTIONAL SHARES(1)

[Total Returns chart]

                                                              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/99 FOR
                                                                         INSTITUTIONAL SHARES(1)
                                                              ---------------------------------------------
1993                                                                               7.48%
1994                                                                              -0.55%
1995                                                                              13.78%
1996                                                                               4.70%
1997                                                                               8.10%
1998                                                                               7.08%
1999                                                                               1.23%

The returns for Investor A Shares and Investor B Shares will differ from the Institutional Shares shown in the bar chart because of differences in the expenses of each class. Performance for Investor A Shares and Investor B Shares will be reduced due to greater expenses, such as distribution and service fees.

During the period shown in the bar chart, the Fund's:

Best quarter was         3.94%       2nd quarter 1995
Worst quarter was       -1.06%       1st quarter 1994

This table shows the average annual total returns for each share class for the periods ended December 31, 1999.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1999)

                         FUND OR
                          CLASS      PAST     PAST       SINCE
                        INCEPTION    YEAR    5 YEARS   INCEPTION
----------------------------------------------------------------
Investor A Shares(2)    11/12/92    -3.80%    5.62%      4.90%
----------------------------------------------------------------
Investor B Shares(3)      2/4/94    -4.57%    5.89%      4.61%
----------------------------------------------------------------
Institutional Shares    11/12/92     1.23%    6.90%      5.83%
----------------------------------------------------------------
Lehman Brothers
Mortgage-Backed
Securities Index        11/12/92     1.85%    7.98%      6.50%
----------------------------------------------------------------

(1) Both the chart and the table assume reinvestment of dividends and distributions.

(2) Includes sales charge.

(3) Includes applicable contingent deferred sales charge.
ARMADA U.S. GOVERNMENT
INCOME FUND

There is no bar chart or performance table for the Class A, Class B or Class I Shares of this Fund because it has not yet completed a full calendar year of operations.

The performance of Class A, Class B and Class I Shares will differ due to differences in expenses.

                    PERFORMANCE INFORMATION ABOUT THE FUNDS

PARKSTONE MID
CAPITALIZATION FUND

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31/99
                          FOR INSTITUTIONAL SHARES(1)

[Total Returns chart]

                                                              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/99 FOR
                                                                         INSTITUTIONAL SHARES(1)
                                                              ---------------------------------------------
1989                                                                              35.54%
1990                                                                              -3.30%
1991                                                                              27.60%
1992                                                                              15.22%
1993                                                                              12.97%
1994                                                                              -5.30%
1995                                                                              29.86%
1996                                                                              18.32%
1997                                                                              11.70%
1998                                                                              11.31%
1999                                                                              45.85%

The returns for Investor A Shares and Investor B Shares will differ from the Institutional Shares shown in the bar chart because of differences in the expenses of each class. Performance for Investor A Shares and Investor B Shares will be reduced due to greater expenses, such as distribution and service fees.

During the period shown in the bar chart, the Fund's:

Best quarter was        35.09%       4th quarter 1999
Worst quarter was      -19.22%       3rd quarter 1998

This table compares the average annual total returns for each share class for the periods ended December 31, 1999 to those of the Russell Mid-Cap Growth Index.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1999)

                        FUND OR
                         CLASS      PAST     PAST       PAST       SINCE
                       INCEPTION    YEAR    5 YEARS   10 YEARS   INCEPTION
--------------------------------------------------------------------------
Investor A Shares(2)   10/31/88    37.44%   21.21%     14.79%     16.26%
--------------------------------------------------------------------------
Investor B Shares(3)     2/4/94    39.47%   21.69%        N/A     17.11%
--------------------------------------------------------------------------
Institutional Shares   10/31/88    45.85%   22.75%     15.53%     16.94%
--------------------------------------------------------------------------
Russell Midcap Growth
Index                  10/31/88    51.30%   28.02%     18.95%     19.84%
--------------------------------------------------------------------------

(1) Both the chart and the table assume reinvestment of dividends and distributions.

(2) Includes sales charge.

(3) Includes applicable contingent deferred sales charge.
ARMADA MID CAP
GROWTH FUND

There is no bar chart or performance table for the Class A, Class B or Class I Shares of this Fund because it has not yet completed a full calendar year of operations.

The performance of Class A, Class B and Class I Shares will differ due to differences in expenses.

                    PERFORMANCE INFORMATION ABOUT THE FUNDS

PARKSTONE MICHIGAN
MUNICIPAL BOND FUND

                   CALENDAR YEAR TOTAL RETURNS AS OF 12/31/99
                          FOR INSTITUTIONAL SHARES(1)

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
[Total Returns chart]

                                                              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/99 FOR
                                                                         INSTITUTIONAL SHARES(1)
                                                              ---------------------------------------------
1991                                                                               9.78%
1992                                                                               6.98%
1993                                                                               9.74%
1994                                                                              -2.86%
1995                                                                              13.63%
1996                                                                               3.03%
1997                                                                               7.18%
1998                                                                               5.00%
1999                                                                              -1.34%

The returns for Investor A Shares and Investor B Shares will differ from the Institutional Shares shown in the bar chart because of differences in the expenses of each class. Performance for Investor A Shares and Investor B Shares will be reduced due to greater expenses, such as distribution and service fees.

During the period shown in the bar chart, the Fund's:

Best quarter was        5.25%       1st quarter 1995
Worst quarter was      -3.28%       1st quarter 1994

This table compares the average annual total returns for each share class for the periods ended December 31, 1999 to those of the Lehman Seven Year Municipal Bond Index.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1999)

                        FUND OR
                         CLASS      PAST     PAST       SINCE
                       INCEPTION    YEAR    5 YEARS   INCEPTION
---------------------------------------------------------------
Investor A Shares(2)    7/02/90    -6.25%    4.10%      4.90%
---------------------------------------------------------------
Investor B Shares(3)    2/04/94    -7.05%    4.38%      2.90%
---------------------------------------------------------------
Institutional Shares    7/02/90    -1.34%    5.39%      5.61%
---------------------------------------------------------------
Lehman Seven Year
Municipal Bond Index    6/30/90    -0.41%    6.36%      6.56%
---------------------------------------------------------------

(1) Both the chart and the table assume reinvestment of dividends and distributions.

(2) Includes sales charge.

(3) Includes applicable contingent deferred sales charge.
ARMADA MICHIGAN
MUNICIPAL BOND FUND

There is no bar chart or performance table for the Class A, Class B or Class I Shares of this Fund because it has not yet completed a full calendar year of operations.

The performance of Class A, Class B and Class I Shares will differ due to differences in expenses.

                    PERFORMANCE INFORMATION ABOUT THE FUNDS

PARKSTONE
TREASURY FUND

     CALENDAR YEAR TOTAL RETURNS AS OF 12/31/99 FOR INSTITUTIONAL SHARES(1)

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
[Total Returns chart]

                                                              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
                                                                         INVESTOR A SHARES(1)
                                                              ------------------------------------------
1994                                                                             3.71%
1995                                                                             5.42%
1996                                                                             4.89%
1997                                                                             5.06%
1998                                                                             4.96%
1999                                                                             4.44%

                       1994    1995    1996    1997    1998    1999
                       ----    ----    ----    ----    ----    ----
Percentage...........  3.71%   5.42%   4.89%   5.06%   4.96%   4.44%

The returns for Investor A Shares will differ from the Institutional Shares shown in the bar chart because of differences in the expenses of each class. Performance for Investor A Shares will be reduced due to greater expenses, such as distribution and service fees.

During the period shown in the bar chart, the Fund's:

Best quarter was       1.36%       2nd quarter 1995
Worst quarter was      0.65%       1st quarter 1994

This table shows the average annual total returns for each share class for the periods ended December 31, 1999.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1999)

                         CLASS     PAST     PAST       PAST       SINCE
                       INCEPTION   YEAR    5 YEARS   10 YEARS   INCEPTION
-------------------------------------------------------------------------
Investor A Shares       12/1/93    4.34%    4.85%       N/A       4.61%
-------------------------------------------------------------------------
Institutional Shares    12/1/93    4.44%    4.96%       N/A       4.72%
-------------------------------------------------------------------------

For current yield information on the Fund, call 1-800-451-8377. The Treasury Fund's yield appears in The Wall Street Journal each Thursday.

(1) Both the chart and the table assume reinvestment of dividends and distributions.
ARMADA TREASURY PLUS
MONEY MARKET FUND

There is no bar chart or performance table for the Class A or Class I Shares of this Fund because it has not yet completed a full calendar year of operations.

The performance of Class A and Class I Shares will differ due to differences in expenses.

                                   APPENDIX C

FEE AND EXPENSE TABLES
(UNAUDITED)
AS OF 11/30/99

                                                                                                  PRO FORMA COMBINED
                                 PARKSTONE PRIME OBLIGATIONS FUND   ARMADA MONEY MARKET FUND      MONEY MARKET FUND
                                ---------------------------------- -------------------------- --------------------------
                                INVESTOR  INVESTOR  INSTITUTIONAL
                                A SHARES  B SHARES      SHARES     A SHARES B SHARES I SHARES A SHARES B SHARES I SHARES
  SHAREHOLDER TRANSACTION
  EXPENSES
  Maximum Sales Load Imposed on
  Purchases                        None      None        None       None      None     None     None     None     None
  Maximum Sales Load Imposed on
  Reinvested Dividends             None      None        None       None      None     None     None     None     None
  Contingent Deferred Sales
  Charge                           None     5.00%(3)     None       None     5.00%(5)  None     None    5.00%(5)  None
  Redemption Fee                   None(1)    None       None       None      None     None     None     None     None
  Exchange Fee                     None(2)    None       None       None      None     None     None     None     None

  ANNUAL FUND OPERATING
  EXPENSES
  (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
  Management Fees                  .35%      .35%        .35%       .35%      .35%     .35%     .35%     .35%     .35%
  12b-1 Fees                       .25%     1.00%        .00%       .10%      .75%     .10%     .10%     .75%     .10%
  Other Expenses                   .28%      .27%        .27%       .25%      .25%     .10%     .25%     .25%     .10%
  Total Operating Expenses         .88%(6)  1.62%(6)     .62%(4,6)  .70%(7)  1.35%(7)  .55%(7)  .70%    1.35%     .55%

(1) Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

(2) Exchanges into a Non-Money Market Fund from a Money Market Fund will be normally subject to a sales charge.

(3) The contingent deferred sales load declines over five years starting with year one and ending in year six from: 5.00%; 5.00%; 4.00%; 3.00%; 2.00%.
    Investor B Shares which were purchased prior to January 1, 1997, are subject to a CDSC which declines over four years ending in year five from: 4.00%; 4.00%; 3.00%; 2.00%.

(4) Certain purchases of the Funds through financial institutions may be subject to fees for additional services provided to investors.

(5) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year.

(6) The Administrator and Distributor are each currently waiving a portion of their fees for the current year. With these fee waivers the Fund's actual total operating expenses are expected to be 0.71% for Investor A Shares, 1.61% for Investor B Shares and 0.60% for Institutional Shares.

(7) The Fund's Adviser and Distributor are each waiving a portion of the fees in order to keep operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these waivers, the Fund's actual total operating expenses are 0.54% for Class A Shares, 1.25% for Class B Shares and 0.39% for Class I Shares.

EXAMPLE:

This Example is intended to help you
compare the cost of investing in the
Funds with the cost of investing in
other mutual funds. The Example
assumes that you invest $10,000 in
the Funds for the time periods
indicated and then redeem all of your
shares at the end of those periods.
The Example also assumes that your
investment has a 5% return, Fund
expenses remain the same and your
Class B Shares convert to Class A
Shares after eight years. Although
your actual costs may be higher or
lower, based on these assumptions
your costs would be:

                                                              EXPENSE EXAMPLE

                                  1       3          5        10
                               YEAR    YEARS     YEARS     YEARS
 PARKSTONE PRIME OBLIGATIONS
 FUND
   INVESTOR A SHARES           $ 90    $281     $  488    $1,084
   INVESTOR B SHARES
     ASSUMING REDEMPTION       $665    $911     $1,081    $1,631
     ASSUMING NO REDEMPTION    $165    $511     $  881    $1,631
   INSTITUTIONAL SHARES        $ 63    $199     $  346    $  774
 ARMADA MONEY MARKET FUND
   A SHARES                    $ 72    $224     $  390    $  871
   B SHARES
     ASSUMING REDEMPTION       $637    $828     $  939    $1,444
     ASSUMING NO REDEMPTION    $137    $428     $  739    $1,444
   I SHARES                    $ 56    $176     $  307    $  689
 PRO FORMA COMBINED ARMADA
 MONEY MARKET FUND
   A SHARES                    $ 72    $224     $  390    $  871
   B SHARES
     ASSUMING REDEMPTION       $637    $828     $  939    $1,444
     ASSUMING NO REDEMPTION    $137    $428     $  739    $1,444
   I SHARES                    $ 56    $176     $  307    $  689

FEE AND EXPENSE TABLES
(UNAUDITED)
AS OF 11/30/99

                                                               PARKSTONE             ARMADA       PRO FORMA COMBINED
                                                            U.S. GOVERNMENT     GOVERNMENT MONEY   GOVERNMENT MONEY
                                                            OBLIGATIONS FUND       MARKET FUND        MARKET FUND
                                                         ---------------------- ----------------- -------------------
                                                         INVESTOR INSTITUTIONAL
                                                         A SHARES    SHARES     A SHARES I SHARES A SHARES  I SHARES
  SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on Purchases                  None       None        None     None     None      None
  Maximum Sales Load Imposed on Reinvested Dividends       None       None        None     None     None      None
  Contingent Deferred Sales Charge                         None       None        None     None     None      None
  Redemption Fee                                           None(1)     None(1)    None     None     None      None
  Exchange Fee                                             None(2)     None       None     None     None      None

  ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fees                                          .35%       .35%        .35%     .35%     .35%      .35%
  12b-1 Fees                                               .25%       .00%        .10%     .10%     .10%      .10%
  Other Expenses                                           .36%       .36%        .25%     .10%     .25%      .10%
  Total Operating Expenses                                0.96%(4)     .71%(3,4)   .70%(5)   .55%(5)   .70%   .55%

(1) Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

(2) Exchanges into a Non-Money Market Fund from a Money Market Fund will be normally subject to a sales charge.

(3) Certain purchases of the Funds through financial institutions may be subject to fees for additional services provided to investors.

(4) The Administrator and Distributor are each currently waiving a portion of their fees for the current year. With these fee waivers the Fund's actual total operating expenses are expected to be 0.79% for Investor A Shares and 0.69% for Institutional Shares.

(5) The Fund's Adviser and Distributor are each waiving a portion of the fees in order to keep operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these waivers, the Fund's actual total operating expenses are 0.54% for Class A Shares and 0.39% for Class I Shares.

EXAMPLE:

This Example is intended to help you
compare the cost of investing in the
Funds with the cost of investing in
other mutual funds. The Example
assumes that you invest $10,000 in
the Funds for the time periods
indicated and then redeem all of your
shares at the end of those periods.
The Example also assumes that your
investment has a 5% return and Fund
expenses remain the same. Although
your actual costs may be higher or
lower, based on these assumptions
your costs would be:

                                                              EXPENSE EXAMPLE

                                    1        3        5         10
                                  YEAR    YEARS    YEARS     YEARS
 PARKSTONE U.S. GOVERNMENT
 OBLIGATIONS FUND
   INVESTOR A SHARES              $98     $306     $531     $1,178
   INSTITUTIONAL SHARES           $73     $227     $395     $  883
 ARMADA GOVERNMENT MONEY MARKET
 FUND
   A SHARES                       $72     $224     $390     $  871
   I SHARES                       $56     $176     $307     $  689
 PRO FORMA COMBINED GOVERNMENT
 MONEY MARKET FUND
   A SHARES                       $72     $224     $390     $  871
   I SHARES                       $56     $176     $307     $  689

FEE AND EXPENSE TABLES
(UNAUDITED)
AS OF 11/30/99

                                                                  ARMADA TAX EXEMPT           PRO FORMA COMBINED
                                   PARKSTONE TAX-FREE FUND        MONEY MARKET FUND        TAX EXEMPT MONEY MARKET
                                   ------------------------ ----------------------------- --------------------------
                                   INVESTOR  INSTITUTIONAL
                                   A SHARES      SHARES     A SHARES B SHARES(4) I SHARES A SHARES B SHARES I SHARES
  SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on
  Purchases                          None         None        None       None      None     None     None     None
  Maximum Sales Load Imposed on
  Reinvested Dividends               None         None        None       None      None     None     None     None
  Contingent Deferred Sales Charge   None         None        None      5.00%(5)   None     None    5.00%(5)  None
  Redemption Fee                     None(1)      None(1)     None(1)    None(1)   None(1)  None(1)  None(1)  None(1)
  Exchange Fee                       None(2)      None        None       None      None     None     None     None

  ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET
  ASSETS)
  Management Fees                    .35%         .35%        .35%       .35%      .35%     .35%     .35%     .35%
  12b-1 Fees                         .25%         .00%        .10%       .75%      .10%     .10%     .75%     .10%
  Other Expenses                     .29%         .30%        .27%       .27%      .12%     .26%     .26%     .11%
  Total Operating Expenses           .89%(6)      .65%(3,6)   .72%(7)   1.37%(7)   .57%(7)  .71%    1.36%     .56%

(1) Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

(2) Exchanges into a Non-Money Market Fund from a Money Market Fund will be normally subject to a sales charge.

(3) Certain purchases of the Funds through financial institutions may be subject to fees for additional services provided to investors.

(4) As of the date of this Prospectus, the Armada Tax Exempt Money Market Fund's B share class has not commenced operations, and therefore, "Other Expenses" for such class are estimates only.

(5) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year.

(6) The Administrator and Distributor are each currently waiving a portion of their fees for the current year. With these fee waivers the Fund's actual total operating expenses are expected to be 0.72% for Investor A Shares and 0.63% for Institutional Shares.

(7) The Fund's Adviser and Distributor are each waiving a portion of the fees in order to keep operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these waivers, the Fund's actual total operating expenses are 0.46% for Class A Shares, 1.17% for Class B Shares and 0.31% for Class I Shares.

EXAMPLE:

This Example is intended to help you
compare the cost of investing in the
Funds with the cost of investing in
other mutual funds. The Example
assumes that you invest $10,000 in
the Funds for the time periods
indicated and then redeem all of your
shares at the end of those periods.
The Example also assumes that your
investment has a 5% return, Fund
expenses remain the same and your
Class B Shares convert to Class A
Shares after eight years. Although
your actual costs may be higher or
lower, based on these assumptions
your costs would be:

                                                              EXPENSE EXAMPLE

                              1         3          5           10
                           YEAR      YEARS      YEARS       YEARS
 PARKSTONE TAX FREE FUND
   INVESTOR A SHARES       $ 91      $284       $493       $1,096
   INSTITUTIONAL SHARES    $ 66      $208       $362       $  810
 ARMADA TAX EXEMPT MONEY
 MARKET FUND
   A SHARES                $ 74      $230       $401       $  894
   B SHARES
     ASSUMING REDEMPTION   $639      $834       $950       $1,467
     ASSUMING NO
     REDEMPTION            $139      $434       $750       $1,467
   I SHARES                $ 58      $183       $318       $  714
 PRO FORMA COMBINED TAX
 EXEMPT MONEY MARKET FUND
   A SHARES                $ 73      $227       $395       $  883
   B SHARES
     ASSUMING REDEMPTION   $638      $831       $945       $1,456
     ASSUMING NO
     REDEMPTION            $138      $431       $745       $1,456
   I SHARES                $ 57      $179       $313       $  701

FEE AND EXPENSE TABLES
(UNAUDITED)
AS OF 11/30/99

                                                                                                PRO FORMA COMBINED
                                       PARKSTONE BOND FUND            ARMADA BOND FUND              BOND FUND
                                 ------------------------------- -------------------------- --------------------------
                                 INVESTOR INVESTOR INSTITUTIONAL
                                 A SHARES B SHARES    SHARES     A SHARES B SHARES I SHARES A SHARES B SHARES I SHARES
  SHAREHOLDER TRANSACTION
  EXPENSES
  Maximum Sales Load Imposed on
  Purchases                       4.75%(1)   None       None      4.75%(8)   None    None     4.75%(8)  None    None
  Maximum Sales Load Imposed on
  Reinvested Dividends             None      None       None       None      None    None     None      None    None
  Contingent Deferred Sales
  Charge                           None     5.00%(5)    None       None     5.00%(9) None     None     5.00%(9) None
  Redemption Fee                   None(2)   None(6)    None(6)    None      None    None     None      None    None
  Exchange Fee                     None(3)   None       None       None      None    None     None      None    None

  ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
  Management Fees                  .55%      .55%      .55%        .55%      .55%    .55%      .55%     .55%     .55%
  12b-1 Fees                       .25%(4)  1.00%      .00%        .10%      .75%    .10%      .10%     .75%     .10%
  Other Expenses                   .29%      .29%      .29%        .39%      .39%    .14%      .39%     .39%     .14%
  Total Operating Expenses        1.09%(10) 1.84%(10) 0.84%(7,10) 1.04%(11) 1.69%    .79%(11) 1.04%    1.69%     .79%

( 1) The sales charge may be reduced or eliminated under certain circumstances.

( 2) Investors who invest $1,000,000 or more in Investor A Shares of the Funds will be subject to a redemption fee of 1.00% for redemptions of such shares made within one year of the date of purchase. In addition, with respect to all Funds, although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

( 3) Exchanges into a Non-Money Market Fund from a Money Market Fund will be normally subject to a sales charge.

( 4) Shareholders should be aware that due to the distribution fees, a long-term shareholder in a Fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

( 5) The CDSC on Investor B Shares declines over five years starting with year one and ending in year six from: 5.00%; 5.00%; 4.00%; 3.00%; 2.00%.
     Investor B Shares which were purchased prior to January 1, 1997, are subject to a CDSC which declines over four years ending in year five from:
     4.00%; 4.00%; 3.00%; 2.00%.

( 6) Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

( 7) Certain purchases of the Funds through financial institutions may be subject to fees for additional services provided to investors.

( 8) This sales charge varies depending upon how much a shareholder invests.

( 9) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year.

(10) The Administrator is currently waiving a portion of its fees for the current year. With these fee waivers the Fund's actual total operating expenses are expected to be 1.04% for Investor A Shares, 1.79% for Investor B Shares and 0.79% for Institutional Shares.

(11) The Fund's Distributor is waiving a portion of the fees in order to keep operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these waivers, the Fund's actual total operating expenses are 0.98% for Class A Shares and 0.73% for Class I Shares.

EXAMPLE:

This Example is intended to help you
compare the cost of investing in the
Funds with the cost of investing in
other mutual funds. The Example
assumes that you invest $10,000 in
the Funds for the time periods
indicated and then redeem all of your
shares at the end of those periods.
The Example also assumes that your
investment has a 5% return, Fund
expenses remain the same and your
Class B Shares convert to Class A
Shares after eight years. Although
your actual costs may be higher or
lower, based on these assumptions
your costs would be:

                                                              EXPENSE EXAMPLE

                                  1       3          5        10
                               YEAR    YEARS     YEARS     YEARS
 PARKSTONE BOND FUND
   INVESTOR A SHARES           $581    $805     $1,047    $1,741
   INVESTOR B SHARES
     ASSUMING REDEMPTION       $687    $979     $1,195    $1,870
     ASSUMING NO REDEMPTION    $187    $579     $  995    $1,870
   INSTITUTIONAL SHARES        $ 86    $268     $  466    $1,037
 ARMADA BOND FUND
   A SHARES                    $576    $790     $1,022    $1,686
   B SHARES
     ASSUMING REDEMPTION       $672    $933     $1,118    $1,823
     ASSUMING NO REDEMPTION    $172    $533     $  918    $1,823
   I SHARES                    $ 81    $252     $  439    $  978
 PRO FORMA COMBINED BOND FUND
   A SHARES                    $576    $790     $1,022    $1,686
   B SHARES
     ASSUMING REDEMPTION       $672    $933     $1,118    $1,823
     ASSUMING NO REDEMPTION    $172    $533     $  918    $1,823
   I SHARES                    $ 81    $252     $  439    $  978

FEE AND EXPENSE TABLES
(UNAUDITED)
AS OF 11/30/99

                                           PARKSTONE                         ARMADA                   PRO FORMA COMBINED
                                  U.S. GOVERNMENT INCOME FUND   U.S. GOVERNMENT INCOME FUND(12)   U.S. GOVERNMENT INCOME FUND
                                ------------------------------- -------------------------------- -----------------------------
                                INVESTOR INVESTOR INSTITUTIONAL
                                A SHARES B SHARES    SHARES      A SHARES   B SHARES   I SHARES  A SHARES  B SHARES  I SHARES
  SHAREHOLDER TRANSACTION
  EXPENSES
  Maximum Sales Load Imposed on
  Purchases                       4.75%(1)  None       None         4.75%(8)   None       None       4.75%        None     None
  Maximum Sales Load Imposed on
  Reinvested Dividends            None      None       None         None       None       None       None         None     None
  Contingent Deferred Sales
  Charge                          None      5.00%(5)   None         None       5.00%(9)   None       None         5.00%    None
  Redemption Fee                  None(2)   None(6)    None(6)      None       None       None       None         None     None
  Exchange Fee                    None(3)   None       None         None       None       None       None         None     None

  ANNUAL FUND OPERATING
  EXPENSES
  (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
  Management Fees                .55%        .55%       .55%         .55%       .55%       .55%       .55%        .55%      .55%
  12b-1 Fees                     .25%(4)    1.00%       .00%         .10%       .75%       .10%       .10%        .75%      .10%
  Other Expenses                 .35%        .35%       .35%         .43%(10)   .43%(10)   .18%       .43%(10)    .43%(10)  .18%
  Total Operating Expenses      1.15%(13)   1.90%(13)  0.90%(7,13)  1.08%(11)  1.73%(11)   .83%(1 1) 1.08%(11)   1.73%(11)  .83%(11)

( 1) The sales charge may be reduced or eliminated under certain circumstances.

( 2) Investors who invest $1,000,000 or more in Investor A Shares of the Funds will be subject to a redemption fee of 1.00%, for redemptions of such shares made within one year of the date of purchase. In addition, with respect to all Funds, although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

( 3) Exchanges into a Non-Money Market Fund from a Money Market Fund will be normally subject to a sales charge.

( 4) Shareholders should be aware that due to the distribution fees, a long-term shareholder in a Fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

( 5) The CDSC on Investor B Shares declines over five years starting with year one and ending in year six from: 5.00%; 5.00%; 4.00%; 3.00%; 2.00%.
     Investor B Shares which were purchased prior to January 1, 1997, are subject to a CDSC which declines over four years ending in year five from:
     4.00%; 4.00%; 3.00%; 2.00%.

( 6) Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

( 7) Certain purchases of the Funds through financial institutions may be subject to fees for additional services provided to investors.

( 8) This sales charge varies depending upon how much you invest.

( 9) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year.

(10) "Other Expenses" are based on estimated amounts for the current fiscal year.

(11) The Distributor plans to waive a portion of its fees for the current fiscal year. The Distributor may revise or cancel this expense limitation at any time and will notify you of any material change.

(12) The Fund has not yet commenced operations.

(13) The Administrator is currently waiving a portion of its fees for the current year. With these fee waivers the Fund's actual total operating expenses are expected to be 1.10% for Investor A Shares, 1.85% for Investor B Shares and 0.85% for Institutional Shares.

EXAMPLE:

This Example is intended to help you
compare the cost of investing in the
Funds with the cost of investing in
other mutual funds. The Example
assumes that you invest $10,000 in
the Funds for the time periods
indicated and then redeem all of your
shares at the end of those periods.
The Example also assumes that your
investment has a 5% return, Fund
expenses remain the same and your
Class B Shares convert to Class A
Shares after eight years. Although
your actual costs may be higher or
lower, based on these assumptions
your costs would be:

                                                              EXPENSE EXAMPLE

                                  1       3          5        10
                               YEAR    YEARS     YEARS     YEARS
 PARKSTONE U.S. GOVERNMENT
 INCOME FUND
   INVESTOR A SHARES           $587    $823     $1,078    $1,806
   INVESTOR B SHARES
     ASSUMING REDEMPTION       $693    $997     $1,226    $1,935
     ASSUMING NO REDEMPTION    $193    $597     $1,026    $1,935
   INSTITUTIONAL SHARES        $ 92    $287     $  498    $1,108
 ARMADA U.S. GOVERNMENT
 INCOME FUND
   A SHARES                    $580    $802        N/A       N/A
   B SHARES
     ASSUMING REDEMPTION       $676    $945        N/A       N/A
     ASSUMING NO REDEMPTION    $176    $545        N/A       N/A
   I SHARES                    $ 85    $265        N/A       N/A
 PRO FORMA COMBINED U.S.
 GOVERNMENT INCOME FUND
   A SHARES                    $580    $802        N/A       N/A
   B SHARES
     ASSUMING REDEMPTION       $676    $945        N/A       N/A
     ASSUMING NO REDEMPTION    $176    $545        N/A       N/A
   I SHARES                    $ 85    $265        N/A       N/A

FEE AND EXPENSE TABLES
(UNAUDITED)
AS OF 11/30/99

                                                                                                           PRO FORMA COMBINED
                             PARKSTONE LIMITED MATURITY BOND FUND   ARMADA LIMITED MATURITY BOND FUND  LIMITED MATURITY BOND FUND
                             ------------------------------------- ----------------------------------- --------------------------
                              INVESTOR   INVESTOR   INSTITUTIONAL
                              A SHARES   B SHARES      SHARES       A SHARES    B SHARES    I SHARES   A SHARES B SHARES I SHARES
  SHAREHOLDER TRANSACTION
  EXPENSES
  Maximum Sales Load Imposed
  on Purchases                   2.75%(1)   None         None         2.75%(8)    None       None       2.75%(8) None     None
  Maximum Sales Load Imposed
  on Reinvested Dividends        None       None         None         None        None       None       None     None     None
  Contingent Deferred Sales
  Charge                         None       5.00%(5)     None         None        5.00%(9)   None       None     5.00%(9) None
  Redemption Fee                 None(2)    None(6)      None(6)      None        None       None       None     None     None
  Exchange Fee                   None(3)    None         None         None        None       None       None     None     None

  ANNUAL FUND OPERATING
  EXPENSES
  (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
  Management Fees               .45%         .45%         .45%         .45%        .45%       .45%       .45%     .45%     .45%
  12b-1 Fees                    .25%(4)     1.00%         .00%         .10%        .75%       .10%       .10%     .75%     .10%
  Other Expenses                .33%         .33%         .33%         .28%        .28%       .18%       .25%     .25%     .15%
  Total Operating Expenses     1.03%(10)    1.78%(10)     .78%(7,10)   .83%(11)   1.48%(11)   .73%(11)   .80%    1.45%     .70%

( 1) The sales charge may be reduced or eliminated under certain circumstances.

( 2) Investors who invest $1,000,000 or more in Investor A Shares of the Funds will be subject to a redemption fee of .25% for redemptions of such shares made within one year of the date of purchase. In addition, with respect to all Funds, although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemptions proceeds.

( 3) Exchanges into a Non-Money Market Fund from a Money Market Fund will be normally subject to a sales charge.

( 4) Shareholders should be aware that due to the distribution fees, a long-term shareholder in a Fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

( 5) The CDSC on Investor B Shares declines over five years starting with year one and ending in year six from: 5.00%; 5.00%; 4.00%; 3.00%; 2.00%.
     Investor B Shares which were purchased prior to January 1, 1997, are subject to a CDSC which declines over four years ending in year five from:
     4.00%; 4.00%; 3.00%; 2.00%.

( 6) Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

( 7) Certain purchases of the Funds through financial institutions may be subject to fees for additional services provided to investors.

( 8) This sales charge varies depending upon how much you invest.

( 9) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%; 3.0% and 2.0% for redemptions made during the third through fifth years respectively. No deferred sales charges is charged after the fifth year.

(10) The Administrator is currently waiving a portion of its fees for the current year. With these fee waivers the Fund's actual total operating expenses are expected to be 0.98% for Investor A Shares, 1.73% for Investor B Shares and 0.73% for Institutional Shares.

(11) The Fund's Adviser and Distributor are each waiving a portion of the fees in order to keep operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these waivers, the Fund's actual total operating expenses are 0.63% for Class A Shares, 1.38% for Class B Shares and 0.53% for Class I Shares.

EXAMPLE:

This Example is intended to help you
compare the cost of investing in the
Funds with the cost of investing in
other mutual funds. The Example
assumes that you invest $10,000 in
the Funds for the time periods
indicated and then redeem all of your
shares at the end of those periods.
The Example also assumes that your
investment has a 5% return, Fund
expenses remain the same and your
Class B Shares convert to Class A
Shares after eight years. Although
your actual costs may be higher or
lower, based on these assumptions
your costs would be:

                                                              EXPENSE EXAMPLE

                                  1       3          5        10
                               YEAR    YEARS     YEARS     YEARS
 PARKSTONE LIMITED MATURITY
 BOND FUND
   INVESTOR A SHARES           $377    $594     $  828    $1,500
   INVESTOR B SHARES
     ASSUMING REDEMPTION       $681    $960     $1,164    $1,804
     ASSUMING NO REDEMPTION    $181    $560     $  964    $1,804
   INSTITUTIONAL SHARES        $ 80    $249     $  433    $  966
 ARMADA LIMITED MATURITY BOND
 FUND
   A SHARES                    $357    $533     $  723    $1,272
   B SHARES
     ASSUMING REDEMPTION       $651    $868     $1,008    $1,591
     ASSUMING NO REDEMPTION    $151    $468     $  808    $1,591
   I SHARES                    $ 75    $233     $  406    $  906
 PRO FORMA COMBINED LIMITED
 MATURITY BOND FUND
   A SHARES                    $354    $523     $  707    $1,238
   B SHARES
     ASSUMING REDEMPTION       $648    $859     $  992    $1,557
     ASSUMING NO REDEMPTION    $148    $459     $  792    $1,557
   I SHARES                    $ 72    $224     $  390    $  871

FEE AND EXPENSE TABLES
(UNAUDITED)
AS OF 11/30/99

                                    PARKSTONE INTERMEDIATE                                        PRO FORMA COMBINED
                                  GOVERNMENT OBLIGATIONS FUND   ARMADA INTERMEDIATE BOND FUND   INTERMEDIATE BOND FUND
                                ------------------------------- ----------------------------- --------------------------
                                INVESTOR INVESTOR INSTITUTIONAL
                                A SHARES B SHARES    SHARES     A SHARES  B SHARES  I SHARES  A SHARES B SHARES I SHARES
  SHAREHOLDER TRANSACTION
  EXPENSES
  Maximum Sales Load Imposed on
  Purchases                       4.75%(1)    None       None        4.75%(8)    None      None      4.75%(8)   None       None
  Maximum Sales Load Imposed on
  Reinvested Dividends             None       None       None        None        None      None      None       None       None
  Contingent Deferred Sales
  Charge                           None       5.00%(5)   None        None        5.00%(9)  None      None       5.00%(9)   None
  Redemption Fee                   None(2)    None(6)    None(6)     None        None      None      None       None       None
  Exchange Fee                     None(3)    None       None        None        None      None      None       None       None

  ANNUAL FUND OPERATING
  EXPENSES
  (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
  Management Fees                   .55% .55%  .55%       .55%        .55%        .55%      .55%      .55%       .55%
  12b-1 Fees                        .25%(4)   1.00%       .00%        .10%        .75%      .10%      .10%       .75%       .10%
  Other Expenses                    .34%       .34%       .34%        .40%        .40%      .15%      .38%       .38%       .13%
  Total Operating Expenses         1.14%(10)  1.89%(10)  0.89%(7,10) 1.05%(11)   1.70%(11)  .80%(11) 1.03%      1.68%       .78%

( 1) The sales charge may be reduced or eliminated under certain circumstances.

( 2) Investors who invest $1,000,000 or more in Investor A Shares of the Funds will be subject to a redemption fee of 1.00% for redemptions of such shares made within one year of the date of purchase. In addition, with respect to all Funds, although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemptions proceeds.

( 3) Exchanges into a Non-Money Market Fund from a Money Market Fund will be normally subject to a sales charge.

( 4) Shareholders should be aware that due to the distribution fees, a long-term shareholder in a fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

( 5) The CDSC on Investor B Shares declines over five years starting with year one and ending in year six from: 5.00%; 5.00%; 4.00%; 3.00%; 2.00%.
     investor B Shares which were purchased prior to January 1, 1997, are subject to a CDSC which declines over four years ending in year five from:
     4.00%; 4.00%; 3.00%; 2.00%.

( 6) Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

( 7) Certain purchases of the Funds through financial institutions may be subject to fees for additional services provided to investors.

( 8) This sales charge varies depending upon how much you invest.

( 9) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years respectively. No deferred sales charge is charged after the fifth year

(10) The Administrator is currently waiving a portion of its fees for the current year. With these fee waivers the Fund's actual total operating expenses are expected to be 1.09% for Investor A Shares, 1.84% for Investor B Shares and 0.84% for Institutional Shares.

(11) The Fund's Adviser and Distributor are each waiving a portion of the fees in order to keep operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these waivers, the Fund's actual total operating expenses are 0.84% for Class A Shares, 1.55% for Class B Shares and 0.59% for Class I Shares.

EXAMPLE:

This Example is intended to help you
compare the cost of investing in the
Funds with the cost of investing in
other mutual funds. The Example
assumes that you invest $10,000 in
the Funds for the time periods
indicated and then redeem all of your
shares at the end of those periods.
The Example also assumes that your
investment has a 5% return, Fund
expenses remain the same and your
Class B Shares convert to Class A
Shares after eight years. Although
your actual costs may be higher or
lower, based on these assumptions
your costs would be:

                                                              EXPENSE EXAMPLE

                                  1       3          5        10
                               YEAR    YEARS     YEARS     YEARS
 PARKSTONE INTERMEDIATE
 GOVERNMENT OBLIGATIONS FUND
   INVESTOR A SHARES           $586    $820     $1,073    $1,795
   INVESTOR B SHARES
     ASSUMING REDEMPTION       $692    $994     $1,221    $1,924
     ASSUMING NO REDEMPTION    $192    $594     $1,021    $1,924
   INSTITUTIONAL SHARES        $ 91    $284     $  493    $1,096
 ARMADA INTERMEDIATE BOND
 FUND
   A SHARES                    $577    $793     $1,027    $1,697
   B SHARES
     ASSUMING REDEMPTION       $673    $936     $1,123    $1,834
     ASSUMING NO REDEMPTION    $173    $536     $  923    $1,834
   I SHARES                    $ 82    $255     $  444    $  990
 PRO FORMA COMBINED
 INTERMEDIATE BOND FUND
   A SHARES                    $575    $787     $1,017    $1,675
   B SHARES
     ASSUMING REDEMPTION       $671    $930     $1,113    $1,813
     ASSUMING NO REDEMPTION    $171    $530     $  913    $1,813
   I SHARES                    $ 80    $249     $  433    $  966

FEE AND EXPENSE TABLES
(UNAUDITED)
AS OF 11/30/99

                                                                                               PRO FORMA COMBINED
                                 PARKSTONE EQUITY INCOME FUND   ARMADA EQUITY INCOME FUND      EQUITY INCOME FUND
                                ------------------------------- -------------------------- ---------------------------
                                INVESTOR INVESTOR INSTITUTIONAL
                                A SHARES   B SHARES    SHARES  A SHARES  B SHARES  I SHARES A SHARES B SHARES I SHARES
  SHAREHOLDER TRANSACTION
  EXPENSES
  Maximum Sales Load Imposed on
  Purchases                       5.50%(1)   None      None     5.50%(8)   None    None     5.50%(8) None      None
  Maximum Sales Load Imposed on
  Reinvested Dividends            None       None      None      None      None    None      None    None      None
  Contingent Deferred Sales
  Charge                          None       5.00%(5)  None      None     5.00%(9) None      None    5.00%(9)  None
  Redemption Fee                  None(2)    None(6)   None(6)   None      None    None      None    None      None
  Exchange Fee                    None(3)    None      None      None      None    None      None    None      None

  ANNUAL FUND OPERATING
  EXPENSES
  (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
  Management Fees                  .75%       .75%      .75%     .75%      .75    .75%       .75%     .75%     .75%
  12b-1 Fees                       .25%(5)   1.00%      .00%     .10%      .75    .10%       .10%     .75%     .10%
  Other Expenses                   .34%       .34%      .34%     .39%      .39%   .14%       .38%     .38%     .13%
  Total Operating Expenses        1.34%      2.09%     1.09%(7) 1.24%(10) 1.89%   .99%(10)  1.23%    1.88%     .98%

( 1) The sales charge may be reduced or eliminated under certain circumstances.

( 2) Investors who invest $1,000,000 or more in Investor A Shares of the Funds will be subject to a redemption fee of 1.00% for redemptions of such shares made within one year of the date of purchase. In addition, with respect to all Funds, although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemptions proceeds.

( 3) Exchanges into a Non-Money Market Fund from a Money Market Fund will be normally subject to a sales charge.

( 4) Shareholders should be aware that due to the distribution fees, a long term shareholder in a Fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

( 5) The CDSC on Investor B Shares declines over five years starting with year one and ending in year six from: 5.00%; 5.00%; 4.00%; 3.00%; 2.00%.
     Investor B Shares which were purchased prior to January 1, 1997, are subject to a CDSC which declines over four years ending in year five from:
     4.00%; 4.00%; 3.00%; 2.00%.

( 6) Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

( 7) Certain purchases of the Funds through financial institutions may be subject to fees for additional services provided to investors.

( 8) This sales charge varies depending upon how much you invest.

( 9) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year.

(10) The Fund's Distributor is waiving a portion of the fees in order to keep operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these waivers, the Fund's actual total operating expenses are 1.18% for Class A Shares and 0.93% for Class I Shares.

EXAMPLE:

This Example is intended to help you
compare the cost of investing in the
Funds with the cost of investing in
other mutual funds. The Example
assumes that you invest $10,000 in
the Funds for the time periods
indicated and then redeem all of your
shares at the end of those periods.
The Example also assumes that your
investment has a 5% return, Fund
expenses remain the same and your
Class B Shares convert to Class A
Shares after eight years. Although
your actual costs may be higher or
lower, based on these assumptions
your costs would be:

                                                              EXPENSE EXAMPLE

                                 1         3         5        10
                              YEAR     YEARS     YEARS     YEARS
 PARKSTONE EQUITY INCOME
 FUND
   INVESTOR A SHARES          $679    $  951    $1,244    $2,074
   INVESTOR B SHARES
     ASSUMING REDEMPTION      $712    $1,055    $1,324    $2,139
     ASSUMING NO REDEMPTION   $212    $  655    $1,124    $2,139
   INSTITUTIONAL SHARES       $111    $  347    $  601    $1,329
 ARMADA EQUITY INCOME FUND
   A SHARES                   $669    $  922    $1,194    $1,967
   B SHARES
     ASSUMING REDEMPTION      $692    $  994    $1,221    $2,040
     ASSUMING NO REDEMPTION   $192    $  594    $1,021    $2,040
   I SHARES                   $101    $  315    $  547    $1,213
 PRO FORMA COMBINED EQUITY
 INCOME FUND
   A SHARES                   $668    $  919    $1,188    $1,957
   B SHARES
     ASSUMING REDEMPTION      $691    $  991    $1,216    $2,030
     ASSUMING NO REDEMPTION   $191    $  591    $1,016    $2,030
   I SHARES                   $100    $  312    $  542    $1,201

FEE AND EXPENSE TABLES
(UNAUDITED)
AS OF 11/30/99

                                                                                                        PRO FORMA COMBINED
                                 PARKSTONE SMALL CAPITALIZATION FUND  ARMADA SMALL CAP GROWTH FUND    SMALL CAP GROWTH FUND
                                ------------------------------------- ----------------------------- --------------------------
                                 INVESTOR   INVESTOR   INSTITUTIONAL
                                 A SHARES   B SHARES      SHARES      A SHARES  B SHARES  I SHARES  A SHARES B SHARES I SHARES
  SHAREHOLDER TRANSACTION
  EXPENSES
  Maximum Sales Load Imposed on
  Purchases                         5.50%(1)   None        None       5.50%(8)   None     None        5.50%(8)  None     None
  Maximum Sales Load Imposed on
  Reinvested Dividends              None       None        None       None       None     None        None      None     None
  Contingent Deferred Sales
  Charge                            None       5.00%(5)    None       None       5.00%(9) None        None      5.00%(9) None
  Redemption Fee                    None(2)    None(6)     None(6)    None       None     None        None      None     None
  Exchange Fee                      None(3)    None        None       None       None     None        None      None     None

  ANNUAL FUND OPERATING
  EXPENSES
  (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
  Management Fees                   1.00%      1.00%       1.00%      1.00%      1.00%    1.00%       1.00%     1.00%    1.00%
  12b-1 Fees                         .25%(4)   1.00%        .00%       .10%       .75%     .10%        .10%      .75%     .10%
  Other Expenses                     .45%       .45%         45%       .42%       .42%     .17%        .38%      .38%     .13%
  Total Operating Expenses          1.70%      2.45%       1.45%(7)   1.52%(10)  2.17%    1.27%(10)   1.48%     2.13%    1.23%

( 1) The sales charge may be reduced or eliminated under certain circumstances.

( 2) Investors who invest $1,000,000 or more in Investor A Shares of the Funds will be subject to a redemption fee of 1.00% for redemptions of such shares made within one year of the date of purchase. In addition, with respect to all Funds, although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemptions proceeds.

( 3) Exchanges into a Non-Money Market Fund from a Money Market Fund will be normally subject to a sales charge.

( 4) Shareholders should be aware that due to the distribution fees, a long-term shareholder in a Fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

( 5) The CDSC on Investor B Shares declines over five years starting with year one and ending in year six from: 5.00%; 5.00%; 4.00%; 3.00%; 2.00%.
     Investor B Shares which were purchased prior to January 1, 1997, are subject to a CDSC which declines over four years ending in year five from:
     4.00%; 4.00%; 3.00%; 2.00%.

( 6) Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

( 7) Certain purchases of the Funds through financial institutions may be subject to fees for additional services provided to investors.

( 8) This sales charge varies depending upon how much you invest.

( 9) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year.

(10) The Fund's Distributor is waiving a portion of the fees in order to keep operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these waivers, the Fund's actual total operating expenses are 1.46% for Class A Shares and 1.21% for Class I Shares.

EXAMPLE:

This Example is intended to help you
compare the cost of investing in the
Funds with the cost of investing in
other mutual funds. The Example
assumes that you invest $10,000 in
the Funds for the time periods
indicated and then redeem all of your
shares at the end of those periods.
The Example also assumes that your
investment has a 5% return, Fund
expenses remain the same and your
Class B Shares convert to Class A
Shares after eight years. Although
your actual costs may be higher or
lower, based on these assumptions
your costs would be:

                                                              EXPENSE EXAMPLE

                                 1         3         5        10
                              YEAR     YEARS     YEARS     YEARS
 PARKSTONE SMALL
 CAPITALIZATION FUND
   INVESTOR A SHARES          $713    $1,056    $1,422    $2,448
   INVESTOR B SHARES
     ASSUMING REDEMPTION      $748    $1,164    $1,506    $2,514
     ASSUMING NO REDEMPTION   $248    $  764    $1,306    $2,514
   INSTITUTIONAL SHARES       $148    $  459    $  792    $1,735
 ARMADA SMALL CAP GROWTH
 FUND
   A SHARES                   $696    $1,004    $1,333    $2,263
   B SHARES
     ASSUMING REDEMPTION      $720    $1,079    $1,364    $2,336
     ASSUMING NO REDEMPTION   $220    $  679    $1,164    $2,336
   I SHARES                   $129    $  403    $  697    $1,534
 PRO FORMA COMBINED SMALL
 CAP GROWTH FUND
   A SHARES                   $692    $  992    $1,313    $2,231
   B SHARES
     ASSUMING REDEMPTION      $716    $1,067    $1,344    $2,294
     ASSUMING NO REDEMPTION   $216    $  667    $1,144    $2,294
   I SHARES                   $125    $  390    $  676    $1,489

FEE AND EXPENSE TABLES
(UNAUDITED)
AS OF 11/30/99

                                                                                                           PRO FORMA COMBINED
                              PARKSTONE INTERNATIONAL DISCOVERY FUND  ARMADA INTERNATIONAL EQUITY FUND INTERNATIONAL EQUITY FUND
                             ---------------------------------------  -------------------------------- --------------------------
                              INVESTOR     INVESTOR    INSTITUTIONAL
                              A SHARES     B SHARES       SHARES      A SHARES    B SHARES    I SHARES  A SHARES B SHARES  I SHARES
  SHAREHOLDER TRANSACTION
  EXPENSES
  Maximum Sales Load Imposed
  on Purchases                 5.50%(1)    None        None           5.50%(8)    None        None      5.50%(8) None      None
  Maximum Sales Load Imposed
  on Reinvested Dividends       None       None        None           None        None        None      None     None      None
  Contingent Deferred Sales
  Charge                        None       5.00%(5)    None           None        5.00%(9)    None      None     5.00%(9)  None
  Redemption Fee                None(2)    None(6)     None(6)        None        None        None      None     None      None
  Exchange Fee                  None(3)    None        None           None        None        None      None     None      None

  ANNUAL FUND OPERATING
  EXPENSES
  (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
  Management Fees              1.15%       1.15%      1.15%           1.15%       1.15%       1.15%     1.15%    1.15%     1.15%
  12b-1 Fees                    .25%(4)    1.00%       .00%            .10%        .75%        .10%      .10%     .75%      .10%
  Other Expenses                .41%        .41%       .41%            .48%        .48%        .23%      .46%     .46%      .21%
  Total Operating Expenses     1.81%       2.56%      1.56%(7)        1.73%(10)   2.38%       1.48%(10) 1.71%    2.36%     1.46%

( 1) The sales charge may be reduced or eliminated under certain circumstances.

( 2) Investors who invest $1,000,000 or more in Investor A Shares of the Funds will be subject to a redemption fee of 1.00% for redemptions of such shares made within one year of the date of purchase. In addition, with respect to all Funds, although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemptions proceeds.

( 3) Exchanges into a Non-Money Market Fund from a Money Market Fund will be normally subject to a sales charge.

( 4) Shareholders should be aware that due to the distribution fees, a long-term shareholder in a Fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

( 5) The CDSC on Investor B Shares declines over five years starting with year one and ending in year six from: 5.00%; 5.00%; 4.00%; 3.00%; 2.00%.
     Investor B Shares which were purchased prior to January 1, 1997, are subject to a CDSC which declines over four years ending in year five from:
     4.00%; 4.00%; 3.00%; 2.00%.

( 6) Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

( 7) Certain purchases of the Funds through financial institutions may be subject to fees for additional services provided to investors.

( 8) This sales charge varies depending upon how much you invest.

( 9) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year.

(10) The Fund's Distributor is waiving a portion of the fees in order to keep operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these waivers, the Fund's actual total operating expenses are 1.67% for Class A Shares and 1.42% for Class I Shares.

EXAMPLE:

This Example is intended to help you
compare the cost of investing in the
Funds with the cost of investing in
other mutual funds. The Example
assumes that you invest $10,000 in
the Funds for the time periods
indicated and then redeem all of your
shares at the end of those periods.
The Example also assumes that your
investment has a 5% return, Fund
expenses remain the same and your
Class B Shares convert to Class A
Shares after eight years. Although
your actual costs may be higher or
lower, based on these assumptions
your costs would be:

                                                              EXPENSE EXAMPLE

                                 1         3         5        10
                              YEAR     YEARS     YEARS     YEARS
 PARKSTONE INTERNATIONAL
 DISCOVERY FUND
   INVESTOR A SHARES          $724    $1,088    $1,476    $2,560
   INVESTOR B SHARES
     ASSUMING REDEMPTION      $759    $1,196    $1,560    $2,626
     ASSUMING NO REDEMPTION   $259    $  796    $1,360    $2,626
   INSTITUTIONAL SHARES       $159    $  493    $  850    $1,856
 ARMADA INTERNATIONAL EQUITY
 FUND
   A SHARES                   $716    $1,065    $1,437    $2,479
   B SHARES
     ASSUMING REDEMPTION      $741    $1,142    $1,470    $2,552
     ASSUMING NO REDEMPTION   $241    $  742    $1,270    $2,552
   I SHARES                   $151    $  468    $  808    $1,768
 PRO FORMA COMBINED
 INTERNATIONAL EQUITY FUND
   A SHARES                   $714    $1,059    $1,427    $2,458
   B SHARES
     ASSUMING REDEMPTION      $739    $1,136    $1,460    $2,532
     ASSUMING NO REDEMPTION   $239    $  736    $1,260    $2,532
   I SHARES                   $149    $  462    $  797    $1,746

FEE AND EXPENSE TABLES
(UNAUDITED)
AS OF 11/30/99

                                                                                                          PRO FORMA COMBINED
                               PARKSTONE BALANCED ALLOCATION FUND   ARMADA BALANCED ALLOCATION FUND    BALANCED ALLOCATION FUND
                              ------------------------------------  -------------------------------  ----------------------------
                              INVESTOR   INVESTOR   INSTITUTIONAL
                              A SHARES   B SHARES       SHARES      A SHARES   B SHARES   I SHARES   A SHARES  B SHARES  I SHARES
  SHAREHOLDER TRANSACTION
  EXPENSES
  Maximum Sales Load Imposed
  on Purchases                  4.75%(1)    None         None         4.75%(8)    None       None     4.75%(8)   None      None
  Maximum Sales Load Imposed
  on Reinvested Dividends        None       None         None          None       None       None      None      None      None
  Contingent Deferred Sales
  Charge                         None      5.00%(5)      None          None      5.00%(9)    None      None     5.00%(9)   None
  Redemption Fee                 None(2)    None(6)      None(6)       None       None       None      None      None      None
  Exchange Fee                   None(3)    None         None          None       None       None      None      None      None

  ANNUAL FUND OPERATING
  EXPENSES
  (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
  Management Fees                .75%       .75%         .75%          .75%       .75%       .75%      .75%      .75%      .75%
  12b-1 Fees                  .25%(4)      1.00%         .00%          .10%       .75%       .10%      .10%      .75%      .10%
  Other Expenses                 .36%       .36%         .36%          .46%       .46%       .21%      .38%      .38%      .13%
  Total Operating Expenses      1.36%      2.11%        1.11%(7)      1.31%(10)   1.96%     1.06%(10)  1.23%    1.88%      .98%

 (1) The sales charge may be reduced or eliminated under certain circumstances.

 (2) Investors who invest $1,000,000 or more in Investor A Shares of the Funds will be subject to a redemption fee of 1.00% for redemptions of such shares made within one year of the date of purchase. In addition, with respect to all Funds, although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemptions proceeds.

 (3) Exchanges into a Non-Money Market Fund from a Money Market Fund will be normally subject to a sales charge.

 (4) Shareholders should be aware that due to the distribution fees, a long-term shareholder in a Fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

 (5) The CDSC on Investor B Shares declines over four years starting with year one and ending in year six from: 5.00%; 5.00% 4.00%; 3.00%; 2.00%. Investor B Shares which were purchased prior to January 1, 1997, are subject to a CDSC which declines over four years ending in year five from: 4.00%; 4.00%; 3.00%; 2.00%.

 (6) Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

 (7) Certain purchases of the Funds through financial institutions may be subject to fees for additional services provided to investors.

 (8) This sales charge varies depending upon how much you invest.

 (9) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third, fourth and fifth years, respectively. No deferred sales charge is charged after the fifth year.

(10) The Fund's Distributor is waiving a portion of the fees in order to keep operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these waivers, the Fund's actual total operating expenses are 1.25% for Class A Shares and 1.00% for Class I Shares.

EXAMPLE:

This Example is intended to help you
compare the cost of investing in the
Funds with the cost of investing in
other mutual funds. The Example
assumes that you invest $10,000 in
the Funds for the time periods
indicated and then redeem all of your
shares at the end of those periods.
The Example also assumes that your
investment has a 5% return, Fund
expenses remain the same and your
Class B Shares convert to Class A
Shares after eight years. Although
your actual costs may be higher or
lower, based on these assumptions
your costs would be:

                                                              EXPENSE EXAMPLE

                                 1         3         5        10
                              YEAR     YEARS     YEARS     YEARS
 PARKSTONE BALANCED
 ALLOCATION FUND
   INVESTOR A SHARES          $607    $  885    $1,184    $2,032
   INVESTOR B SHARES
     ASSUMING REDEMPTION      $714    $1,061    $1,334    $2,160
     ASSUMING NO REDEMPTION   $214    $  661    $1,134    $2,160
   INSTITUTIONAL SHARES       $113    $  353    $  612    $1,352
 ARMADA BALANCED ALLOCATION
 FUND
   A SHARES                   $602    $  870    $1,159    $1,979
   B SHARES
     ASSUMING REDEMPTION      $699    $1,015    $1,257    $2,115
     ASSUMING NO REDEMPTION   $199    $  615    $1,057    $2,115
   I SHARES                   $108    $  337    $  585    $1,294
 PRO FORMA COMBINED BALANCED
 ALLOCATION FUND
   A SHARES                   $594    $  847    $1,119    $1,893
   B SHARES
     ASSUMING REDEMPTION      $681    $  991    $1,216    $2,030
     ASSUMING NO REDEMPTION   $191    $  591    $1,016    $2,030
   I SHARES                   $100    $  312    $  542    $1,201

FEE AND EXPENSE TABLES
(UNAUDITED)
AS OF 11/30/99

                                PARKSTONE NATIONAL TAX EXEMPT        ARMADA NATIONAL TAX EXEMPT          PRO FORMA COMBINED
                                          BOND FUND                          BOND FUND              NATIONAL TAX EXEMPT BOND FUND
                             -----------------------------------   ------------------------------   -----------------------------
                             INVESTOR   INVESTOR   INSTITUTIONAL
                             A SHARES   B SHARES      SHARES       A SHARES   B SHARES   I SHARES   A SHARES  B SHARES   I SHARES
  SHAREHOLDER TRANSACTION
  EXPENSES
  Maximum Sales Load Imposed
  on Purchases                4.75%(1)    None          None        4.75%(8)    None       None      4.75%(8)   None       None
  Maximum Sales Load Imposed
  on Reinvested Dividends      None       None          None         None       None       None       None      None       None
  Contingent Deferred Sales
  Charge                       None      5.00%(5)       None         None      5.00%(9)    None       None     5.00%(9)    None
  Redemption Fee               None(2)    None(6)       None(6)      None       None       None       None      None       None
  Exchange Fee                 None(3)    None          None         None       None       None       None      None       None

  ANNUAL FUND OPERATING
  EXPENSES
  (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
  Management Fees              .55%       .55%          .55%         .55%       .55%       .55%       .55%      .55%       .55%
  12b-1 Fees                   .25%(4)   1.00%          .00%         .10%       .75%       .10%       .10%      .75%       .10%
  Other Expenses               .41%       .40%          .41%         .25%       .25%       .15%       .24%      .24%       .14%
  Total Operating Expenses    1.21%(10)  1.95%(10)     0.96%(7,10)   .90%(11)  1.55%(11)   .80%(11)   .89%     1.54%       .79%

 (1) The sales charge may be reduced or eliminated under certain circumstances.

 (2) Investors who invest $1,000,000 or more in Investor A Shares of the Funds will be subject to a redemption fee of 1.00% for redemptions of such shares made within one year of the date of purchase. In addition, with respect to all Funds, although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemptions proceeds.

 (3) Exchanges into a Non-Money Market Fund from a Money Market Fund will be normally subject to a sales charge.

 (4) Shareholders should be aware that due to the distribution fees, a long-term shareholder in a Fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

 (5) The CDSC on Investor B Shares declines over five years starting with year one and ending in year six from: 5.00%; 5.00%; 4.00%; 3.00%; 2.00%.
     Investor B Shares which were purchased prior to January 1, 1997, are subject to a CDSC which declines over four years ending in year five from:
     4.00%; 4.00%; 3.00%; 2.00%.

 (6) Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

 (7) Certain purchases of the Funds through financial institutions may be subject to fees for additional services provided to investors.

 (8) This sales charge varies depending upon how much you invest.

 (9) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year.

(10) The Administrator is currently waiving a portion of its fees for the current year. With these fee waivers the Fund's actual total operating expenses are expected to be 1.11% for Investor A Shares, 1.85% for Investor B Shares and 0.86% for Institutional Shares.

(11) The Fund's Adviser and Distributor are each waiving a portion of the fees in order to keep operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these waivers, the Fund's actual total operating expenses are 0.69% for Class A Shares, 1.40% for Class B Shares and 0.59% for Class I Shares.

EXAMPLE:

This Example is intended to help you
compare the cost of investing in the
Funds with the cost of investing in
other mutual funds. The Example
assumes that you invest $10,000 in
the Funds for the time periods
indicated and then redeem all of your
shares at the end of those periods.
The Example also assumes that your
investment has a 5% return, Fund
expenses remain the same and your
Class B Shares convert to Class A
Shares after eight years. Although
your actual costs may be higher or
lower, based on these assumptions
your costs would be:

                                                              EXPENSE EXAMPLE

                                 1         3         5        10
                              YEAR     YEARS     YEARS     YEARS
 PARKSTONE NATIONAL TAX
 EXEMPT BOND FUND
   INVESTOR A SHARES          $592    $  841    $1,108    $1,871
   INVESTOR B SHARES
     ASSUMING REDEMPTION      $698    $1,012    $1,252    $1,993
     ASSUMING NO REDEMPTION   $198    $  612    $1,052    $1,993
   INSTITUTIONAL SHARES       $ 98    $  306    $  531    $1,178
 ARMADA NATIONAL TAX EXEMPT
 BOND FUND
   A SHARES                   $562    $  748    $  950    $1,530
   B SHARES
     ASSUMING REDEMPTION      $658    $  890    $1,045    $1,669
     ASSUMING NO REDEMPTION   $158    $  490    $  845    $1,669
   I SHARES                   $ 82    $  255    $  444    $  990
 PRO FORMA COMBINED NATIONAL
 TAX EXEMPT BOND FUND
   A SHARES                   $562    $  745    $  945    $1,519
   B SHARES
     ASSUMING REDEMPTION      $657    $  886    $1,039    $1,658
     ASSUMING NO REDEMPTION   $157    $  486    $  839    $1,658
   I SHARES                   $ 81    $  252    $  439    $  978

FEE AND EXPENSE TABLES
(UNAUDITED)
AS OF 11/30/99

                                                                                                     PRO FORMA COMBINED
                         PARKSTONE LARGE CAPITALIZATION FUND  ARMADA LARGE CAP ULTRA FUND(12)       LARGE CAP ULTRA FUND
                         -----------------------------------  -------------------------------   -----------------------------
                         INVESTOR   INVESTOR   INSTITUTIONAL
                         A SHARES   B SHARES      SHARES      A SHARES   B SHARES    I SHARES   A SHARES  B SHARES   I SHARES
  SHAREHOLDER
  TRANSACTION EXPENSES
  Maximum Sales Load
  Imposed on Purchases    5.50%(1)    None          None       5.50%(8)    None        None      5.50%(8)   None       None
  Maximum Sales Load
  Imposed on Reinvested
  Dividends                None       None          None        None       None        None       None      None       None
  Contingent Deferred
  Sales Charge             None      5.00%(5)       None        None      5.00%(11)    None       None     5.00%(11)   None
  Redemption Fee           None(2)    None(6)       None(6)     None       None        None       None      None       None
  Exchange Fee             None(3)    None          None        None       None        None       None      None       None

  ANNUAL FUND OPERATING
  EXPENSES
  (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
  Management Fees          .75%       .75%          .75%        .75%       .75%        .75%       .75%      .75%       .75%
  12b-1 Fees               .25%(4)   1.00%          .00%        .10%       .75%        .10%       .10%      .75%       .10%
  Other Expenses           .31%       .31%          .30%        .43%(9)    .43%(9)     .18%(9)    .43%(9)   .43%(9)    .18%(9)
  Total Operating
  Expenses                1.31%      2.06%         1.05%(7)    1.28%(10)  1.93%(10)   1.03%      1.28%(10)  1.93%(10)  1.03%

 (1) The sales charge may be reduced or eliminated under certain circumstances.

 (2) Investors who invest $1,000,000 or more in Investor A Shares of the Funds will be subject to a redemption fee of 1.00% for redemptions of such shares made within one year of the date of purchase. In addition, with respect to all Funds, although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemptions proceeds.

 (3) Exchanges into a Non-Money Market Fund from a Money Market Fund will be normally subject to a sales charge.

 (4) Shareholders should be aware that due to the distribution fees, a long-term shareholder in a Fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

 (5) The CDSC on Investor B Shares declines over five years starting with year one and ending in year six from: 5.00%; 5.00%; 4.00%; 3.00%; 2.00%.
     Investor B Shares which were purchased prior to January 1, 1997, are subject to a CDSC which declines over four years ending in year five from:
     4.00%; 4.00%; 3.00%; 2.00%.

 (6) Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

 (7) Certain purchases of the Funds through financial institutions may be subject to fees for additional services provided to investors.

 (8) This sales charge varies depending upon how much you invest.

 (9) "Other Expenses" are based on estimated amounts for the current fiscal year.

(10) The Distributor plans to waive a portion of its fees for the current fiscal year. The Distributor may revise or cancel this expense limitation at any time and will notify you of any material change.

(11) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year.

(12) This Fund has not yet commenced operations.

EXAMPLE:

This Example is intended to help you
compare the cost of investing in the
Funds with the cost of investing in
other mutual funds. The Example
assumes that you invest $10,000 in
the Funds for the time periods
indicated and then redeem all of your
shares at the end of those periods.
The Example also assumes that your
investment has a 5% return, Fund
expenses remain the same and your
Class B Shares convert to Class A
Shares after eight years. Although
your actual costs may be higher or
lower, based on these assumptions
your costs would be:

                                                              EXPENSE EXAMPLE

                                 1         3         5        10
                              YEAR     YEARS     YEARS     YEARS
 PARKSTONE LARGE
 CAPITALIZATION FUND
   INVESTOR A SHARES          $676    $  942    $1,229    $2,042
   INVESTOR B SHARES
     ASSUMING REDEMPTION      $709    $1,046    $1,308    $2,104
     ASSUMING NO REDEMPTION   $209    $  646    $1,108    $2,104
   INSTITUTIONAL SHARES       $107    $  334    $  579    $1,283
 ARMADA LARGE CAP ULTRA FUND
   A SHARES                   $673    $  934       N/A       N/A
   B SHARES
     ASSUMING REDEMPTION      $696    $1,006       N/A       N/A
     ASSUMING NO REDEMPTION   $196    $  606       N/A       N/A
   I SHARES                   $105    $  328       N/A       N/A
 PRO FORMA COMBINED LARGE
 CAP ULTRA FUND
   A SHARES                   $673    $  934       N/A       N/A
   B SHARES
     ASSUMING REDEMPTION      $696    $1,006       N/A       N/A
     ASSUMING NO REDEMPTION   $196    $  606       N/A       N/A
   I SHARES                   $105    $  328       N/A       N/A

FEE AND EXPENSE TABLES
(UNAUDITED)
AS OF 11/30/99

                                                                                                        PRO FORMA COMBINED
                                PARKSTONE MID CAPITALIZATION FUND   ARMADA MID CAP GROWTH FUND(12)     MID CAP GROWTH FUND
                                ---------------------------------- -------------------------------- --------------------------
                                INVESTOR  INVESTOR  INSTITUTIONAL
                                A SHARES  B SHARES      SHARES      A SHARES   B SHARES   I SHARES  A SHARES B SHARES I SHARES
  SHAREHOLDER TRANSACTION
  EXPENSES
  Maximum Sales Load Imposed on
  Purchases                       5.50%(1)    None       None       5.50%(8)   None        None     5.50%(8)   None        None
  Maximum Sales Load Imposed on
  Reinvested Dividends            None        None       None       None       None        None     None       None        None
  Contingent Deferred Sales
  Charge                          None        5.00%(5)   None       None       5.00%(11)   None     None       5.00%(11)   None
  Redemption Fee                  None(2)     None(6)    None(6)    None       None        None     None       None        None
  Exchange Fee                    None(3)     None       None       None       None        None     None       None        None

  ANNUAL FUND OPERATING
  EXPENSES
  (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
  Management Fees                 1.00%       1.00%       1.00%     1.00%      1.00%       1.00%    1.00%      1.00%       1.00%
  12b-1 Fees                       .25%(4)    1.00%       .00%       .10%       .75%        .10%     .10%       .75%        .10%
  Other Expenses                   .32%        .32%        .32%      .47%(9)    .47%(9)     .22%(9)  .47%(9)    .47%(9)     .22%(9)
  Total Operating Expenses        1.57%       2.32%       1.32%(7)  1.57%(10)  2.22%(10)   1.32%    1.57%(10)  2.22%(10)   1.32%

 (1 ) The sales charge may be reduced or eliminated under certain circumstances.

 (2 ) Investors who invest $1,000,000 or more in Investor A Shares of the Funds will be subject to a redemption fee of 1.00% for redemptions of such shares made within one year of the date of purchase. In addition, with respect to all Funds, although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemptions proceeds.

 (3 ) Exchanges into a Non-Money Market Fund from a Money Market Fund will be normally subject to a sales charge.

 (4 ) Shareholders should be aware that due to the distribution fees, a long-term shareholder in a Fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

 (5 ) The CDSC on Investor B Shares declines over five years starting with year one and ending in year six from: 5.00%; 5.00%; 4.00%; 3.00%; 2.00%.
      Investor B Shares which were purchased prior to January 1, 1997, are subject to a CDSC which declines over four years ending in year five from:
      4.00%; 4.00%; 3.00%; 2.00%.

 (6 ) Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

 (7 ) Certain purchases of the Funds through financial institutions may be subject to fees for additional services provided to investors.

 (8 ) This sales charge varies depending upon how much you invest.

 (9 ) "Other Expenses" are based on estimated amounts for the current fiscal year.

(10) The Distributor plans to waive a portion of its fees for the current fiscal year. The Distributor may revise or cancel this expense limitation at any time and will notify you of any material change.

(11) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year.

(12) This Fund has not yet commenced operations.

EXAMPLE:

This Example is intended to help you
compare the cost of investing in the
Funds with the cost of investing in
other mutual funds. The Example
assumes that you invest $10,000 in
the Funds for the time periods
indicated and then redeem all of your
shares at the end of those periods.
The Example also assumes that your
investment has a 5% return, Fund
expenses remain the same and your
Class B Shares convert to Class A
Shares after eight years. Although
your actual costs may be higher or
lower, based on these assumptions
your costs would be:

                                                              EXPENSE EXAMPLE

                                 1         3         5        10
                              YEAR     YEARS     YEARS     YEARS
 PARKSTONE MID
 CAPITALIZATION FUND
   INVESTOR A SHARES          $701    $1,018    $1,358    $2,315
   INVESTOR B SHARES
     ASSUMING REDEMPTION      $735    $1,124    $1,440    $2,381
     ASSUMING NO REDEMPTION   $235    $  724    $1,240    $2,381
   INSTITUTIONAL SHARES       $134    $  418    $  723    $1,590
 ARMADA MID CAP GROWTH FUND
   A SHARES                   $701    $1,018       N/A       N/A
   B SHARES
     ASSUMING REDEMPTION      $725    $1,094       N/A       N/A
     ASSUMING NO REDEMPTION   $225    $  694       N/A       N/A
   I SHARES                   $134    $  418       N/A       N/A
 PRO FORMA COMBINED MID CAP
 GROWTH FUND
   A SHARES                   $701    $1,018       N/A       N/A
   B SHARES
     ASSUMING REDEMPTION      $725    $1,094       N/A       N/A
     ASSUMING NO REDEMPTION   $225    $  694       N/A       N/A
   I SHARES                   $134    $  418       N/A       N/A

FEE AND EXPENSE TABLES
(UNAUDITED)
AS OF 11/30/99

                                           PARKSTONE                         ARMADA                   PRO FORMA COMBINED
                                 MICHIGAN MUNICIPAL BOND FUND   MICHIGAN MUNICIPAL BOND FUND(8)  MICHIGAN MUNICIPAL BOND FUND
                                ------------------------------- -------------------------------- -----------------------------
                                INVESTOR INVESTOR INSTITUTIONAL
                                A SHARES B SHARES    SHARES      A SHARES   B SHARES   I SHARES  A SHARES  B SHARES  I SHARES
  SHAREHOLDER TRANSACTION
  EXPENSES
  Maximum Sales Load Imposed on
  Purchases                      4.75%(1)   None       None        4.75%(9)    None       None      4.75%(10)    None      None
  Maximum Sales Load Imposed on
  Reinvested Dividends           None       None       None        None        None       None      None         None      None
  Contingent Deferred Sales
  Charge                         None       5.00%(5)   None        None        5.00%(12)  None      None         5.00%(13) None
  Redemption Fee                 None(2)    None(6)    None(6)     None        None       None      None         None      None
  Exchange Fee                   None(3)    None       None        None        None       None      None         None      None
  ANNUAL FUND OPERATING
  EXPENSES
  (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
  Management Fees                 .55%       .55%       .55%        .55%        .55%       .55%      .55%         .55%      .55%
  12b-1 Fees                      .25%(4)   1.00%       .00%        .10%        .75%       .10%      .10%         .75%      .10%
  Other Expenses                  .31%       .31%       .31%        .43%(10)    .43%(10)   .18%(10)   43%(10)    .43%(10)   .18%(10)
  Total Operating Expenses       1.11%(13)  1.86%(13)  0.86%(7,13) 1.08%(11)   1.73%(11)   .83%     1.08%(11)   1.73%(11)   .83%

( 1) The sales charge may be reduced or eliminated under certain circumstances.

( 2) Investors who invest $1,000,000 or more in Investor A Shares of the Funds will be subject to a redemption fee of 1.00% for redemptions of such shares made within one year of the date of purchase. In addition, with respect to all Funds, although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemptions proceeds.

( 3) Exchanges into a Non-Money Market Fund from a Money Market Fund will be normally subject to a sales charge.

( 4) Shareholders should be aware that due to the distribution fees, a long-term shareholder in a Fund may pay over time more than the economic equivalent of the maximum front end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

( 5 )The CDSC on Investor B Shares declines over five years starting with year one and ending in year six from: 5.00%; 5.00%; 4.00%; 3.00%; 2.00%.
     Investor B Shares which were purchased prior to January 1, 1997, are subject to a CDSC which declines over four years ending in year five from:
     4.00%; 4.00%; 3.00%; 2.00%.

( 6 )Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

( 7) Certain purchases of the Funds through financial institutions may be subject to fees for additional services provided to investors.

( 8) This Fund has not yet commenced operation.

( 9) This sales charge varies depending upon how much you invest.

(10) "Other Expenses" are based on estimated amounts for the current fiscal year.

(11) The Distributor plans to waive a portion of its fees for the current fiscal year. The Distributor may revise or cancel this expense limitation at any time and will notify you of any material change.

(12) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year.

(13) The Administrator is currently waiving a portion of its fees for the current year. With these fee waivers the Fund's actual total operating expenses are expected to be 1.01% for Investor A Shares, 1.76% for Investor B Shares and 0.76% for Institutional Shares.

EXAMPLE:

This Example is intended to help you
compare the cost of investing in the
Funds with the cost of investing in
other mutual funds. The Example
assumes that you invest $10,000 in
the Funds for the time periods
indicated and then redeem all of your
shares at the end of those periods.
The Example also assumes that your
investment has a 5% return, Fund
expenses remain the same and your
Class B Shares convert to Class A
Shares after eight years. Although
your actual costs may be higher or
lower, based on these assumptions
your costs would be:

                                                              EXPENSE EXAMPLE

                                  1       3          5        10
                               YEAR    YEARS     YEARS     YEARS
 PARKSTONE MICHIGAN MUNICIPAL
 BOND FUND
   INVESTOR A SHARES           $583    $811     $1,058    $1,762
   INVESTOR B SHARES
     ASSUMING REDEMPTION       $689    $985     $1,206    $1,892
     ASSUMING NO REDEMPTION    $189    $585     $1,006    $1,892
   INSTITUTIONAL SHARES        $ 88    $274     $  477    $1,061
 ARMADA MICHIGAN MUNICIPAL
 BOND FUND
   A SHARES                    $580    $802        N/A       N/A
   B SHARES
     ASSUMING REDEMPTION       $676    $945        N/A       N/A
     ASSUMING NO REDEMPTION    $176    $545        N/A       N/A
   I SHARES                    $ 85    $265        N/A       N/A
 PRO FORMA COMBINED MICHIGAN
 MUNICIPAL BOND FUND
   A SHARES                    $580    $802        N/A       N/A
   B SHARES
     ASSUMING REDEMPTION       $676    $945        N/A       N/A
     ASSUMING NO REDEMPTION    $176    $545        N/A       N/A
   I SHARES                    $ 85    $265        N/A       N/A

FEE AND EXPENSE TABLES
(UNAUDITED)
AS OF 11/30/99

                                                                                                       PRO FORMA COMBINED
                                                                                 ARMADA TREASURY PLUS     TREASURY PLUS
                                                        PARKSTONE TREASURY FUND  MONEY MARKET FUND(5)   MONEY MARKET FUND
                                                        ------------------------ --------------------- -------------------
                                                        INVESTOR  INSTITUTIONAL
                                                        A SHARES      SHARES      A SHARES   I SHARES  A SHARES  I SHARES
  SHAREHOLDER TRANSACTION
  EXPENSES
  Maximum Sales Load Imposed on Purchases                  None        None         None       None      None      None
  Maximum Sales Load Imposed on Reinvested Dividends       None        None         None       None      None      None
  Contingent Deferred Sales Charge                         None        None         None       None      None      None
  Redemption Fee                                           None(3)     None(3)      None       None      None      None
  Exchange Fee                                             None(1)     None         None       None      None      None

  ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fees                                           .30%        .30%         .30%       .30%      .30%      .30%
  12b-1 Fees                                                .25%(2)     .00%         .10%       .10%      .10%      .10%
  Other Expenses                                            .26%        .28%         .31%(6)    .16%(6)   .31%(6)   .16%(6)
  Total Operating Expenses                                  .81%(8)     .58%(4,8)    .71%(7)    .56%      .71%(7)   .56%

(1) Exchanges into a Non-Money Market Fund from a Money Market Fund will be normally subject to a sales charge.

(2) Shareholders should be aware that due to the distribution fees, a long-term shareholder in a Fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

(3) Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

(4) Certain purchases of the Funds through financial institutions may be subject to fees for additional services provided to investors.

(5) This Fund has not yet commenced operations.

(6) "Other Expenses" are based on estimated amounts for the current fiscal year.

(7) The Distributor plans to waive a portion of its fees for the current fiscal year. The Distributor may revise or cancel this expense limitation at any time and will notify you of any material change.

(8) The Administrator and Distributor are each currently waiving a portion of their fees for the current year. With these fee waivers the Fund's actual total operating expenses are expected to be 0.57% for Investor A Shares and 0.48% for Institutional Shares.

EXAMPLE:

This Example is intended to help you
compare the cost of investing in the
Funds with the cost of investing in
other mutual funds. The Example
assumes that you invest $10,000 in
the Funds for the time periods
indicated and then redeem all of your
shares at the end of those periods.
The Example also assumes that your
investment has a 5% return and Fund
expenses remain the same. Although
your actual costs may be higher or
lower, based on these assumptions
your costs would be:

                                                              EXPENSE EXAMPLE

                                    1        3        5         10
                                  YEAR    YEARS    YEARS     YEARS
 PARKSTONE TREASURY FUND
   INVESTOR A SHARES              $83     $259     $450     $1,002
   INSTITUTIONAL SHARES           $59     $186     $324     $  726
 ARMADA TREASURY PLUS
 MONEY MARKET FUND
   A SHARES                       $73     $227      N/A        N/A
   I SHARES                       $57     $199      N/A        N/A
 PRO FORMA COMBINED TREASURY
 PLUS MONEY MARKET FUND
   A SHARES                       $73     $227      N/A        N/A
   I SHARES                       $57     $199      N/A        N/A

                                   APPENDIX D

                     SHAREHOLDER TRANSACTIONS AND SERVICES

This Appendix compares the shareholder transactions and services that are available in connection with: (1) Class A Shares, Class B Shares and Class I Shares of Armada, and (2) Investor A Shares, Investor B Shares and Institutional Shares of Parkstone.

The following is qualified in its entirety by the more detailed information included in the applicable Prospectuses which are incorporated by reference in this Combined Proxy/Prospectus Statement. Unless otherwise indicated, terms used herein and not otherwise defined have the same meaning as are given to them in such Prospectuses.

 ACCOUNT POLICIES FOR ARMADA FUNDS(1) AND THE CORRESPONDING PARKSTONE FUNDS(2)

A. SALES CHARGES AND EXEMPTIONS

1. Armada Class A Shares/Parkstone Investor A Shares:

(a) Armada Class A Shares -- Class A Shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund Shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

For the Armada National Tax Exempt Bond; Balanced Allocation; Intermediate Bond; Bond; U.S. Government Income; and Michigan Municipal Bond Funds:

                                                      AS A % OF                              DEALERS' REALLOWANCE
                                                      OFFERING        AS A % OF NET ASSET     AS A % OF OFFERING
AMOUNT OF TRANSACTION                              PRICE PER SHARE      VALUE PER SHARE        PRICE PER SHARE
---------------------                              ---------------    -------------------    --------------------
Less than $50,000................................       4.75%                5.00%                   4.50%
$50,000 but less than $100,000...................       4.00%                4.20%                   3.75%
$100,000 but less than $250,000..................       3.75%                3.90%                   3.50%
$250,000 but less than $500,000..................       2.50%                2.80%                   2.25%
$500,000 but less than $1,000,000................       2.00%                2.00%                   1.75%
$1,000,000 or more...............................       0.00%                0.00%                   0.00%

For the Armada International Equity; Equity Income; Small Cap Growth; Mid Cap Growth; and Large Cap Ultra Funds:

                                                      AS A % OF                              DEALERS' REALLOWANCE
                                                      OFFERING        AS A % OF NET ASSET     AS A % OF OFFERING
AMOUNT OF TRANSACTION                              PRICE PER SHARE      VALUE PER SHARE        PRICE PER SHARE
---------------------                              ---------------    -------------------    --------------------
Less than $25,000................................       5.50%                5.80%                   5.25%
$25,000 but less than $50,000....................       5.25%                5.50%                   5.00%
$50,000 but less than $100,000...................       4.75%                5.00%                   4.50%
$100,000 but less than $250,000..................       3.75%                3.90%                   3.50%
$250,000 but less than $500,000..................       3.00%                3.10%                   2.75%
$500,000 but less than $1,000,000................       2.00%                2.00%                   1.75%
$1,000,000 or more...............................       0.00%                0.00%                   0.00%

For the Armada Limited Maturity Bond Fund:

                                                      AS A % OF                              DEALERS' REALLOWANCE
                                                      OFFERING        AS A % OF NET ASSET    AS A % OF NET ASSET
AMOUNT OF TRANSACTION                              PRICE PER SHARE      VALUE PER SHARE        VALUE PER SHARE
---------------------                              ---------------    -------------------    --------------------
Less than $100,000...............................       2.75%                2.83%                   2.50%
$100,000 but less than $250,000..................       1.75%                1.78%                   1.50%
$250,000 but less than $500,000..................       1.00%                1.01%                   0.75%
$500,000 but less than $1,000,000................       0.50%                0.50%                   0.25%
$1,000,000 or more...............................       0.00%                0.00%                   0.00%

---------------

   (1) Includes Class A Shares, Class B Shares and Class I Shares, as applicable, of: Armada Money Market Fund, Government Money Market Fund, Tax Exempt Money Market Fund and Treasury Plus Money Market Fund (collectively, the "Money Market Series"); Armada Bond Fund, U.S. Government Income Fund, Limited Maturity Bond Fund and Intermediate Bond Fund, (collectively, the "Income Series"); Armada Large Cap Ultra Fund, Equity Income Fund, Small Cap Growth Fund, International Equity Fund and Mid Cap Growth Fund (collectively, the "Equity Series"); Armada Balanced Allocation Fund; and Armada National Tax Exempt Bond Fund and Michigan Municipal Bond Fund (collectively, the "Tax Exempt Series").

   (2) Includes Investor A Shares, Investor B Shares and Institutional Shares, as applicable, of: Parkstone Prime Obligations Fund, U.S. Government Obligations Fund, Treasury Fund and Tax-Free Fund (collectively "Parkstone Money Market Funds"); Parkstone Bond Fund, Limited Maturity Bond Fund, Intermediate Government Obligations Fund and U.S. Government Income Fund (collectively, the "Parkstone Income Funds"); Parkstone Small Capitalization Fund, Mid Capitalization Fund, Large Capitalization Fund and International Discovery Fund (collectively, the "Parkstone Growth Funds"); Parkstone Balanced Allocation Fund and Equity Income Fund (collectively, the "Parkstone Growth and Income Funds"); Parkstone National Tax Exempt Bond Fund and Michigan Municipal Bond Fund (collectively, the "Parkstone Tax-Free Income Funds").

A 1% sales charge, or 0.25% in the case of the Limited Maturity Bond Fund, will be assessed against a shareholder's fund account if its value falls below $1,000,000 due to a redemption by the shareholder within the first year following the initial investment of $1,000,000 or more. With respect to purchases of $1,000,000 or more of the Fund, the Adviser may pay from its own funds a fee of 1%, or 0.25% in the case of the Limited Maturity Bond Fund, of the amount invested to the financial institution placing the purchase order.

(b) Parkstone Investor A Shares -- Investor A Shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund Shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

For the Parkstone International Discovery, Small Capitalization, Mid Capitalization, Large Capitalization and Equity Income Funds:

                                                          AS A % OF       AS A % OF NET    DEALERS' REALLOWANCE
                                                          OFFERING           AMOUNT         AS A % OF OFFERING
AMOUNT OF TRANSACTION                                  PRICE PER SHARE      INVESTED         PRICE PER SHARE
---------------------                                  ---------------    -------------    --------------------
Less than $25,000....................................       5.50%             5.80%                5.25%
$25,000 but less than $50,000........................       5.25%             5.50%                5.00%
$50,000 but less than $100,000.......................       4.75%             5.00%                4.50%
$100,000 but less than $250,000......................       3.75%             3.90%                3.50%
$250,000 but less than $500,000......................       3.00%             3.10%                2.75%
$500,000 but less than $1,000,000....................       2.00%             2.00%                1.75%
$1,000,000 or more...................................       0.00%             0.00%                0.00%

For the Balanced Allocation, Bond, Intermediate Government Obligations, U.S. Government Income, Michigan Municipal Bond and National Tax Exempt Bond Funds:

                                                          AS A % OF       AS A % OF NET    DEALERS' REALLOWANCE
                                                          OFFERING           AMOUNT         AS A % OF OFFERING
AMOUNT OF TRANSACTION                                  PRICE PER SHARE      INVESTED         PRICE PER SHARE
---------------------                                  ---------------    -------------    --------------------
Less than $50,000....................................       4.75%             5.00%                4.50%
$50,000 but less than $100,000.......................       4.00%             4.20%                3.75%
$100,000 but less than $250,000......................       3.75%             3.90%                3.50%
$250,000 but less than $500,000......................       2.50%             2.80%                2.25%
$500,000 but less than $1,000,000....................       2.00%             2.00%                1.75%
$1,000,000 or more...................................       0.00%             0.00%                0.00%

For the Limited Maturity Bond Fund:

                                                          AS A % OF       AS A % OF NET    DEALERS' REALLOWANCE
                                                          OFFERING           AMOUNT         AS A % OF OFFERING
AMOUNT OF TRANSACTION                                  PRICE PER SHARE      INVESTED         PRICE PER SHARE
---------------------                                  ---------------    -------------    --------------------
Less than $100,000...................................       2.75%             2.83%                2.50%
$100,000 but less than $250,000......................       1.75%             1.78%                1.50%
$250,000 but less than $500,000......................       1.00%             1.01%                0.75%
$500,000 but less than $1,000,000....................       0.50%             0.50%                0.25%
$1,000,000 or more...................................       0.00%             0.00%                0.00%

With respect to each of the above-mentioned Parkstone Funds, a 1.00% redemption fee, or 0.25% in the case of the Limited Maturity Bond Fund, will be assessed against a shareholder's fund account if it's value falls below $1,000,000 due to a redemption by the shareholder within the first year following the initial investment of $1,000,000 or more. With respect to purchases of $1,000,000 or more of a fund, the Adviser may pay from its own funds a fee of 1.00%, or .25% in the case of the Limited Maturity Bond Fund, of the amount invested to the financial institution placing the purchase order.

(c) Reduced Sales Charges -- Armada Class A Shares/Parkstone Investor A Shares

  (1) Rights of Accumulation

     a.Armada Class A Shares: In calculating the appropriate sales charge rate, this right allows investors to add the value of the Class A Shares they already own to the amount that they are currently purchasing. The Fund will combine the value of the investor's current purchases with the current value of any Class A Shares purchased previously for (i) the investor's account, (ii) the investor's spouse's account, (iii) a joint account with the investor's spouse, or (iv) the investor's minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, the investor must ask for the reduction at the time of purchase. The investor must provide the Fund with the applicable account number(s) and, if applicable, the account numbers of the spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

     b.Parkstone Investor A Shares: In calculating the appropriate sales charge rate, this right allows investors to add the value of the Investor A Shares they already own to the amount they are currently purchasing. The Fund will combine the value of the investor's current purchases with the current value of any Investor A Shares purchased previously for the investor's account. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, the investor must ask for the reduction at the time of purchase. The investor must provide the Fund with the applicable account number(s).

  (2) Letter of Intent

     Investors may purchase Armada Class A Shares or Parkstone Investor A Shares at the sales charge rate applicable to the total amount of the purchases they intend to make over a 13-month period. In other words, a Letter of Intent allows investors to purchase Class A or Investor A Shares, as applicable, of a Fund over a 13-month period and receive the same sales charge as if all of the shares had been purchased at the same time. The Fund will only consider the value of Class A or Investor A Shares sold subject to a sales charge. As a result, shares of Class A or Investor A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares an investor intends to purchase over the 13-month period, the investor must send the appropriate Fund a Letter of Intent. In calculating the total amount of purchases investors may include in their letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

     If the investor does not purchase the amount of shares indicated in the Letter, the Letter authorizes the Fund to hold in escrow 4% of the total amount the investor intends to purchase. If the investor does not complete the total intended purchase at the end of the 13-month period or redeems the entire amount within one year from the time of fulfillment, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount the investor intended to purchase) and the sales charge that would normally apply (based on the actual amount purchased).

  (3) Combined Purchase/Quantity Discount Privilege

     When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Armada Class A Shares/Parkstone Investor A Shares (that are subject to a sales charge) made by an investor, the investor's spouse and minor children (under age 21). This combination also applies to Armada Class A Shares/Parkstone Investor A Shares purchased with a Letter of Intent. The investor must notify the Fund of the purchases that qualify for this discount.

(d) Neither Armada nor Parkstone apply a sales charge on any purchases made through reinvested dividends.

(e) No sales charge will be assessed on purchases of Armada Class A Shares or Parkstone Investor A Shares made by:

                       ARMADA                                              PARKSTONE
                       ------                                              ---------
(1) trustees, retired trustees and officers of the    (1) trustees, retired trustees and officers of the
Trust and their immediate family members (spouse,     Trust and their immediate family members (spouse,
parents, siblings, children and grandchildren);       parents, siblings, children and grandchildren);

                       ARMADA                                              PARKSTONE
                       ------                                              ---------
(2) directors, retired directors, employees, retired  (2) directors, retired directors, employees and
employees and participants in employee                retired employees of the Adviser and its affiliates
benefit/retirement plans (annuitants) of National     and their immediate family members;
City Corporation or any of its affiliates and their
immediate family members;

(3) a direct transfer or a rollover from a qualified  (3) reinvestment of distributions from a deferred
plan distribution where affiliates of National City   compensation plan, agency, trust, or custody account
Corporation are serving as a trustee or agent, or     that was maintained by the Adviser or its affiliates
certain institutions having relationship with         or invested in any Parkstone Fund;
affiliates of National City Corporation;

(4) investors purchasing Fund shares through a        (4) investors purchasing Fund shares through payroll
payroll deduction plan;                               deduction plans;

(5) investors investing in the Armada Plus account    (5) purchases by certain qualified employee benefit
through National City's Retirement Plan Services;     plans;

(6) investors purchasing Fund shares through          (6) investors purchasing Fund shares through
"one-stop" mutual fund networks;                      "one-stop" mutual fund networks;

(7) qualified broker-dealers, investment advisers or  (7) qualified broker-dealers, investment advisers or
financial planners who charge a management fee for    financial planners who charge a management fee for
their services and place trades for their own         their services and place trades for their own
account or accounts of clients;                       account or accounts of clients;

(8) proceeds from redemptions from a Parkstone or     (8) proceeds from redemptions from a Parkstone or
Armada fund within 180 days after redemption, if a    Armada fund within 180 days after redemption, if a
sales load or commission was paid for those shares    sales load or commission was paid for those shares
(notification must be given to the transfer agent     (notification must be given to the transfer agent
regarding such repurchases); and                      regarding such repurchases);

(9) exchanges from Parkstone B Shares to the Trust's  (9) certain orders placed by investment
Class A Shares or by exchanges from Parkstone         representatives through fee-based investment
Investor A Shares to the Trust's Class A Shares (if   products or accounts; and
sales charges for the new shares would be greater
than that sales charges paid on the previous shares,  (10) shares purchased for trust or other advisory
the shareholder is responsible for paying the         accounts established with the Adviser or its
difference).                                          affiliates.

2. Armada B Shares/Parkstone Investor B Shares:

Except as described below for Parkstone Investor B Shares purchased prior to January 1, 1997, the contingent deferred sales charges applicable to Armada B Shares and Parkstone Investor B Shares are substantially similar. Investors do not pay a sales charge when purchasing Class B Shares. The offering price of Class B Shares is simply the next calculated NAV. If, however, the investor sells the shares within five years after purchase, the investor pays a contingent deferred sales charge as described in the table below for either (1) the NAV of the shares at the time of purchase, or (2) the NAV of the shares next calculated after the Fund receives the sale request in good order, whichever is less. The sales charge does not apply to shares purchased through reinvestment of dividends or distributions. There is never any deferred sales charge on any increase in an investment above the initial offering price. Additionally, this sales charge does not apply to exchanges of Class B Shares of one Fund for Class B Shares of another Fund. After eight years, Class B Shares are converted into Class A Shares.

YEAR OF                                                       CONTINGENT DEFERRED
REDEMPTION                                                       SALES CHARGE
----------                                                    -------------------
  First.....................................................        5.00%
  Second....................................................        5.00%
  Third.....................................................        4.00%
  Fourth....................................................        3.00%
  Fifth.....................................................        2.00%

No deferred sales charge is charged after the fifth year.

Contingent deferred sales charges for Armada Class B Shares and Parkstone Investor B Shares are waived for the following reasons:

                       ARMADA                                              PARKSTONE
                       ------                                              ---------

(1) Distributions from retirement plans if the        (1) Distributions from retirement plans if the
distributions are made following the death or         distributions are made following the death or
disability of the shareholders or plan participants;  disability of the shareholders or plan participants;

(2) Redemptions representing a minimum required       (2) Certain minimum required distributions from
distribution from an IRA or a custodial account to a  retirement accounts or retirement plans where such
shareholder who has reached 70 1/2 years of age;      redemptions are necessary to make distributions to
                                                      plan participants;

(3) Redemptions by participants in a qualified plan   (3) Redemptions by participants in a qualified plan
for retirement loans, financial hardship, certain     for retirement loans, financial hardship,
participant expenses and redemptions due to           termination and certain participant expenses;
termination of employment with plan sponsor;

(4) Redemptions from accounts other than retirement   (4) Redemptions from accounts other than retirement
accounts following the death or disability of the     accounts following the death or disability of the
shareholder and/or joint shareholders;                shareholder and/or joint shareholders;

(5) Exchanges of Class B Shares between funds of the  (5) Exchanges of Investor B Shares between funds of
Trust;                                                the Trust;

(6) Return of excess contributions to retirement      (6) Returns of excess contributions to retirement
plans;                                                plans;

(7) Distributions of less than 10% of the annual      (7) Distributions of less than 10% of the annual
account value under a Systematic Withdrawal Plan;     account value under a Systematic Withdrawal Plan;

(8) Redemptions by a settlor of a living trust; and   (8) Shares issued in a plan of reorganization
                                                      sponsored by the Adviser, or shares redeemed
                                                      involuntarily in a similar situation; and

(9) Redemptions effected pursuant to a Fund's right   (9) Purchases by certain qualified employee benefit
to liquidate a shareholder's account if the value of  plans.
the shares held in the account is less than the
minimum account size.

Investor B Shares of Parkstone which were purchased prior to January 1, 1997 and redeemed prior to four years from the date of purchase will be subject to a contingent deferred sales charge equal to a percentage of the lesser of net asset value at the time of purchase of the Investor B Shares being redeemed or net asset value of such shares at the time of redemption, as set forth in the chart below:

                          YEAR OF                             CONTINGENT DEFERRED
                         REDEMPTION                              SALES CHARGE
                         ----------                           -------------------
  First.....................................................         4.00%
  Second....................................................         4.00%
  Third.....................................................         3.00%
  Fourth....................................................         2.00%

3. Armada I Shares/Parkstone Institutional Shares:

All I and Institutional Shares are sold with no sales charge.

B. PURCHASE POLICIES

MINIMUM INITIAL INVESTMENT:

                       ARMADA                                              PARKSTONE
                       ------                                              ---------

$500 for initial purchase of Class A Shares or Class  $500 for initial purchase of Investor A Shares and
B Shares (but see discussion below regarding          Investor B Shares (but see discussion below
investments in the Planned Investment Program         regarding investments in the Auto Investment Plan).
(PIP)). No minimum initial investment for investment  No minimum initial investment for Institutional
in I Shares.                                          Shares.

AUTOMATIC INVESTMENT PLAN:

                       ARMADA                                              PARKSTONE
                       ------                                              ---------
Class A Shares and Class B Shares may be purchased    Investor A Shares and Investor B Shares may be
on a semi-monthly, monthly or quarterly basis         purchased on a monthly, bi-monthly or quarterly
through automatic deductions from a shareholder's     basis through automatic deductions from a
bank account. The required minimum initial            shareholder's bank account. The required minimum
investment when opening an account using the Planned  initial investment when opening an account using the
Investment Program is $50; the minimum amount for     Auto Invest Plan is $50; the minimum amount for
subsequent investments in a Fund is $50.              subsequent investments in a Fund is $50.
Not available for Class I Shares.                     Not available for Institutional Shares.

PURCHASE METHODS:

                       ARMADA                                              PARKSTONE
                       ------                                              ---------
Investors may purchase Class A Shares and Class B     Investors may purchase Investor A Shares and
Shares directly by mail, telephone, internet, wire    Investor B Shares directly by mail, telephone, wire
or Automated Clearing House (ACH). Investors may      or Automated Clearing House (ACH). Investors may
also purchase Class A Shares and Class B Shares       also purchase Investor A Shares and Investor B
through accounts with brokers and other institutions  Shares through accounts with brokers and other
that are authorized to place trades in Fund shares    institutions that are authorized to place trades in
for their customers. Investors that invest through    Fund shares for their customers. Investors that
an authorized institution will have to follow that    invest through an authorized institution will have
institution's procedures. Such institutions may       to follow that institution's procedures. Such
charge a fee for their services in addition to fees   institutions may charge a fee for their services in
charged by the Trust. Additionally, such              addition to fees charged by the Trust. Additionally,
institutions may charge additional fees and may       such institutions may charge additional fees and may
require higher minimum investments or impose other    require higher minimum investments or impose other
limitations on buying and selling shares.             limitations on buying and selling shares.
Class I Shares may be purchased through accounts      Institutional Shares may be purchased through
with brokers and other institutions that are          procedures established by the distributor in
authorized to place trades in Fund shares for their   connection with the requirement of customer accounts
customers. Investors that invest through an           maintained by or on behalf of certain financial
authorized institution will have to follow that       institutions acting as fiduciary or agent for their
institution's procedures. Such institutions may       customers. These procedures may include instructions
charge a fee for their services in addition to fees   under which a customer account is "swept"
charged by the Trust.                                 automatically at least weekly and amounts in excess
                                                      of a minimum amount agreed upon by the financial
                                                      institution and the customer are invested by the
                                                      Distributor in Institutional Shares of the Money
                                                      Market Funds, depending upon the type of customer
                                                      account and/or the instructions of the customer.

PAYMENT METHODS:

                       ARMADA                                              PARKSTONE
                       ------                                              ---------
Payment for Class A Shares and Class B Shares may be  Payment for Investor A Shares and Investor B Shares
made by wire, ACH or check in U.S. dollars. The       may be made by wire, ACH, check, bank draft or money
Trust cannot accept third-party checks, credit        order in U.S. dollars. The Trust cannot accept
cards, credit card checks or cash.                    third-party checks, credit cards, credit card checks
                                                      or cash.
Class I Shares --                                     Institutional Shares --
  -- A fee will be charged for any checks that do       -- A fee will be charged for any checks that do
not clear.                                              not clear.
  -- Third-party checks are not accepted.               -- Third-party checks are not accepted.
  -- Purchases may be made by wire, ACH or check in     -- Purchases may be made by wire, ACH or check in
U.S.                                                    U.S. Dollars.
  Dollars.

Depending upon the terms of a particular Customer Account, a financial institution may charge a Customer Account fees for automatic investment and other cash management services provided in connection with investment in Armada I Shares or Parkstone Institutional Shares. Information concerning these services and any charges may be obtained from the financial institution.

Both Armada and Parkstone reserve the right to reject purchase orders.

C. REDEMPTION POLICIES

REDEMPTION METHODS:

                       ARMADA                                              PARKSTONE
                       ------                                              ---------
Class A Shares and Class B Shares -- Investors that   Investor A Shares and Investor B
own shares directly may redeem shares on any          Shares -- Redemptions may be requested by mail or by
business day by contacting a Fund directly by mail,   telephone. Redemptions received in good order are
Internet or telephone. Redemptions received in good   effected at a Fund's net asset value per share next
order are effected at a Fund's net asset value per    determined after receipt of the order by the Fund.
share next determined after receipt of the order by   Good order means that the request includes complete
the Fund. Good order means that the request includes  information on the purchase, exchange or redemption
complete information on the purchase, exchange or     and that the Fund has received the appropriate
redemption and that the Fund has received the         assets. Normally, investors will receive the
appropriate assets.                                   proceeds within a week after the request is
                                                      received.
Investors that own shares through an account with a
broker or other institution should contact that       Redemptions from Individual Retirement Accounts must
broker or institution to sell shares. The minimum     be requested in writing. Additionally, requests for
amount for telephone or Internet redemptions is       the following redemptions must be made in writing
$100. A signature guarantee by a bank or other        and must include a signature guarantee by an
financial institution is required for all redemption  eligible guarantor institution, which for the
requests of $100,000 or more, or for requests to      purpose of this policy, includes banks, brokers,
change the commercial bank or account designated to   dealers, credit unions, securities exchanges and
receive redemption proceeds.                          associations, clearing agencies and savings
                                                      associations: (1) the account registration or the
Class I Shares -- Holders of Class I Shares may sell  name(s) in the account has changed within the last shares by following procedures established when they  15 days; (2) the check is not being mailed to the
opened their account or accounts. Holders of shares   address on the account; (3) the check is not being
owned through an account with a broker or other       made payable to the owner of the account; (4) the
institution should contact that broker or             redemption proceeds are being transferred to another
institution to sell the shares.                       fund account with a different registration; or (5)
                                                      the redemption is in the amount of $10,000 or more.
                                                      Institutional Shares -- Holders of Institutional
                                                      Shares may sell shares by following procedures
                                                      established when they opened their account or
                                                      accounts. Holders of shares owned through an account
                                                      with a broker or other institution should contact
                                                      that broker or institution to sell the shares.

PAYMENT METHODS:

                       ARMADA                                              PARKSTONE
                       ------                                              ---------

Class A Shares and Class B Shares -- Armada will      Investor A and Investor B Shares -- Parkstone will
normally send sale proceeds within seven days after   normally send sale proceeds within seven days after
receiving the redemption request. Proceeds can be     receiving the redemption request. Proceeds can be
wired to the investor's bank account or sent to the   wired to the investor's bank account or sent to the
investor by check. Armada does not charge a fee to    investor by check. Both the Fund and the investor's
wire funds, however, the investor's institution may   financial institution may charge a wire transfer
charge a fee.                                         fee.
Class I Shares -- Armada will normally send sale      Institutional Shares -- May be redeemed in
proceeds within seven days after receiving the        accordance with instructions and limitations
redemption request. Proceeds can be wired to the      pertaining to his or her Customer Account with a
investor's bank account. Armada does not charge a     financial institution.
fee to wire funds, however, the investor's            All Shares -- When purchases are made by check,
institution may charge a fee.                         redemption proceeds will not be released until the
All Shares - When purchases are made by check,        investment being redeemed has been in the account 15
redemption proceeds may not be released until the     days.
investment being redeemed has been in the account 15  Redemption proceeds are generally paid in cash.
days.                                                 However, under unusual conditions that make the
Redemption proceeds are generally paid in cash.       payment of cash unwise (and for the protection of
However, under unusual conditions that make the       the Fund's remaining shareholders) Parkstone might
payment of cash unwise (and for the protection of     pay all or part of redemption proceeds in liquid
the Fund's remaining shareholders) Armada might pay   securities with a market value equal to the
all or part of redemption proceeds in liquid          redemption price (redemption in kind).
securities with a market value equal to the
redemption price (redemption in kind).

CHECK WRITING PRIVILEGES:

                       ARMADA                                              PARKSTONE
                       ------                                              ---------
Yes, for the shareholders of the Class A Shares of    Yes, for the shareholders of the Investor A Shares
the Money Market Funds ($100 minimum). Investors may  of the Money Market Funds ($100 minimum). Investors
not close a Money Market Fund account by writing a    may not close a Money Market Fund account by writing
check.                                                a check.

AUTOMATIC WITHDRAWAL PLAN:

                       ARMADA                                              PARKSTONE
                       ------                                              ---------
Yes for shareholders of Class A Shares and Class B    Yes for Investor A Shares and Investor B Shares
Shares of any Fund held on the transfer agent's       ($500 minimum balance/$100 minimum withdrawal).
system ($1,000 minimum balance/$100 minimum
withdrawal).

Armada and Parkstone both reserve the right to redeem, at net asset value, any account maintained by a Class A or Class B shares shareholder, or an Investor A or Investor B Shares Shareholder, respectively, that has a value of less than $500 due to redemptions where the shareholder does not increase the amount in the account to at least $500 upon 60 days notice.

D. SHARE EXCHANGES

                                 ARMADA                                    PARKSTONE
                                 ------                                    ---------
BY MAIL:                         Yes                                       Yes
BY TELEPHONE:                    Yes                                       Yes
BY INTERNET:                     Yes                                       No
MINIMUM:                         $500                                      $500
LIMITATIONS:                     No more than one exchange every two       No more than one exchange every two
                                 months during a twelve month period       months during a twelve month period
                                 beginning upon the date of the first      beginning upon the date of the first
                                 exchange transaction.                     exchange transaction.

1. Armada Class A Shares and Class B Shares

(a) Class A Shares -- Investors may exchange Class A Shares of any Fund for Class A Shares of any other Fund. If an investor exchanges shares that the investor purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If an investor exchanges shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

(b) Class B Shares -- Investors may exchange Class B Shares of any Fund for Class B Shares of any other Fund. No contingent deferred sales charge is imposed on redemptions of shares acquired in an exchange, provided those shares are held for at least five years from the initial purchase.

2. Armada Systematic Exchange Program

The Systematic Exchange Program allows investors to exchange their existing shares of an Armada money market fund for shares of any other Armada Fund of the same class automatically, at monthly or quarterly intervals. Exchanging in this manner will reduce the average cost per share of a non-money market fund. Because purchases of Class A Shares of non-money market funds may be subject to an initial sales charge, it may be beneficial for investors to execute a Letter of Intent indicating an intent to purchase Class A Shares in connection with this program. If an investor would like to enter a systematic exchange program concerning Class B Shares he/she must exchange them within six or twelve months from the date of purchase. Investors may apply for participation in this program by telephone or completing an account application.

3. Parkstone Investor A Shares:

Investors who own Investor A Shares may acquire in an exchange Investor A Shares that are offered by another Fund of the Trust or fund of Armada with a different investment objective. The exchange must occur on the same business day.

(a) Exchanging a Money Market Fund for another Money Market Fund -- Investors that own Investor A Shares of any of the Trust's Money Market Funds or a money market fund of Armada may exchange those shares at net asset value without any sales charge for Investor A Shares offered by any of the Trust's other Money Market Funds or an Armada Money Market Fund. The amount to be exchanged must meet the applicable minimum investment requirements and the exchange must be made in states where it is legally authorized.

(b) Exchanging a Non-Money Market Fund for another Non-Money Market
Fund -- Investors who own Investor A Shares of any of the Trust's non-Money Market Funds or any fund of Armada which is not an Armada Money Market Fund may exchange those Investor A Shares at net asset value without any sales charge for Investor A Shares offered by any Fund of the Trust and any fund of Armada. If you paid a sales charge on the Investor A Shares that you are to exchange that is less than the sales charge applicable to the Investor A Shares you would like to acquire, you must pay a sales charge on the exchange equal to the difference between the two sales charges.

(c) Exchanging a Money Market Fund for a Non-Money Market Fund -- Investors who own Investor A Shares of a Parkstone or Armada Money Market Fund may exchange those shares for Investor A Shares of a Parkstone or Armada non-Money Market Fund, but a sales load will be charged on the exchange.

4. Parkstone Investor B Shares:

Investors who own Investor B Shares may acquire in an exchange Investor B Shares that are offered by another Fund of the Trust or A Shares of a Fund of Armada Funds. The exchange must occur on the same business day.

Investors who own Investor B Shares of one Fund of the Trust may exchange those Investor B Shares for Class A Shares of a Fund of Armada at net asset value. These exchanges will be executed only if they meet the applicable minimum investment requirements within states where the exchanges are authorized.

5. Parkstone Systematic Exchange Program:

The Systematic Exchange Program enables investors to purchase Investor A Shares or Investor B Shares through automatic monthly or quarterly deductions from any account invested in one of the Parkstone Money Market Funds. If investors invest directly in Investor B Shares of the Prime Obligations Fund, as opposed to obtaining shares through an exchange, they will be asked to participate in the Systematic Exchange Program and to establish the time and amount of the systematic exchanges so that all of the shares of the Prime Obligations Fund purchased initially will be exchanged for shares of Investor B Shares of other non-Money Market Funds within two years of purchase. Under the program, the investor will enter into an agreement to purchase shares of one or more specified Funds over a specified period of time. The program requires investors to:

     -- Initially purchase shares of one of the Money Market Funds in an amount equal to the total amount of the investment.

     -- Specify an amount to be deducted on a monthly or quarterly basis from the Money Market Fund and exchanged for shares of chosen specified funds.

E. RESPONSIBILITY FOR TELEPHONE AND INTERNET INSTRUCTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although Armada, Parkstone, their administrators, distributors and transfer agents have certain safeguards and procedures to confirm the authenticity of instructions, they are not responsible for any losses or costs incurred by following telephone or on-line instructions reasonably believed to be genuine. Investors or financial institutions transacting with Armada, Parkstone, their administrators, distributors and transfer agents over the telephone or via the Internet will generally bear the risk of any loss.

F. PRICING

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after a Fund receives your purchase order plus, in the case of Armada Class A Shares and Parkstone Investor A Shares, the applicable front-end sales charge. The NAV for one Fund share is the value of that share's portion of all of the assets in the Fund less liabilities and class expenses.

For processing purchase and redemption orders, the NAVs per share of the Armada Money Market and Government Money Market Funds and the Parkstone Prime Obligations and U.S. Government Obligations Funds are calculated on each business day first at 3:00 p.m. Eastern time, then as of the close of trading of the New York Stock Exchange (the "Exchange"). The net asset values per share of the Armada Tax Exempt Money Market and Treasury Plus Money Market Funds and the Parkstone Tax-Free and Treasury Funds are calculated on each business day first at 1:00 p.m. Eastern time then as of the close of trading of the Exchange, generally 4:00 p.m. Eastern time.

Each other Armada and Parkstone fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the Exchange (normally 4:00 p.m. Eastern Time).

NAV is determined on any day that the Exchange is open for business ("Business Day"). The NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund. The NAV is calculated separately for each class of shares.

An investor's order for the purchase of shares is priced at the next NAV calculated after the order is received by the Distributor. An investor's order for redemption of shares is priced at the next NAV calculated after the shares are properly tendered for redemption.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by a method which the Fund's Trustees believe accurately reflects fair value.

Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.

Some of the Funds have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when these Funds do not price their shares. As a result, the NAV of a Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The NAV will fluctuate as the value of the investment portfolio of a Fund changes. However, the Money Market Funds value their securities at their amortized cost. The amortized cost method involves valuing a portfolio security initially at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

                        II. DIVIDENDS AND DISTRIBUTIONS

Each Armada Fund and each Parkstone Fund distributes its net income to shareholders as follows:

                                            CURRENT                                                     CURRENT
                                           DIVIDEND                                                    DIVIDEND
PARKSTONE FUNDS                          DECLARED/PAID    ARMADA FUNDS                               DECLARED/PAID
---------------                          -------------    ------------                               -------------
Prime Obligations Fund                        D/M         Money Market Fund                               D/M
U.S. Government Obligations Fund              D/M         Government Money Market Fund                    D/M
Tax-Free Fund                                 D/M         Tax Exempt Money Market Fund                    D/M
Bond Fund                                     D/M         Bond Fund                                       D/M
Limited Maturity Bond Fund                    D/M         Limited Maturity Bond Fund                      D/M
Intermediate Government Obligations           D/M         Intermediate Bond Fund                          D/M
  Fund
Equity Income Fund                            M/M         Equity Income Fund                              Q/Q
Small Capitalization Fund                     M/M         Small Cap Growth Fund                           A/A
International Discovery Fund                  M/M         International Equity Fund                       A/A
Balanced Allocation Fund                      M/M         Balanced Allocation Fund                        Q/Q
National Tax Exempt Bond Fund                 D/M         National Tax Exempt Bond Fund                   D/M
U.S. Government Income Fund                   D/M         U.S. Government Income Fund                     D/M
Large Capitalization Fund                     M/M         Large Cap Ultra Fund                            Q/Q
Mid Capitalization Fund                       M/M         Mid Cap Growth Fund                             Q/Q
Michigan Municipal Bond Fund                  D/M         Michigan Municipal Bond Fund                    D/M
Treasury Fund                                 D/M         Treasury Plus Money Market Fund                 D/M

---------------

*    D/M     =   Daily/Monthly
     M/M     =   Monthly/Monthly
     Q/Q     =   Quarterly/Quarterly
     A/A     =   Annually/Annually

Each Armada Fund and each Parkstone Fund distributes its net capital gains to shareholders at least annually.

                                 V99]APPENDIX E
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

ARMADA EQUITY INCOME FUND
  The Fund's sector weights as of
December 31, 1999 reflect both the large capitalization value style and our strategy of investing in stocks with "good value and good news". Our style naturally lends itself to large positions in energy, financials, and utility stocks, relative to the general market, given the historically high yield, low multiple nature of these sectors. At year-end, the Fund's weightings in these sectors were 13.1%, 24.4% and 6.0%, respectively, versus
5.6%, 13.2% and 2.1% for the S&P 500
Index.
  Our strategy currently leads us to
over-weighted positions, relative to the style-specific benchmark, the Standard &
Poor's/ BARRA Value Index, in basic
materials, industrials, utilities, and
consumer cyclicals. It is in these
sectors that we find the preponderance
of stocks offering both good value and
good news -- meaning that we have
identified cheap stocks deserving higher valuations and poised to outperform.
Relative to both the market and our
benchmark, the portfolio has a higher
dividend yield, lower 1999 and 2000
price/earnings ratios, and a smaller
average market capitalization. One of
the most significant differences between our portfolio and that of the benchmark is volatility (measured by beta) -- our style typically leads to a much lower risk profile.
GOING FORWARD
  After an excruciatingly bad stretch of
relative performance for contrarian
value-oriented strategies and an
incredibly rewarding period of returns
for momentum growth-oriented strategies, we are increasingly convinced that there will be a reversion to the mean in terms of the performance of value versus growth. We are sticking to the philosophy that has served our investors well in the past and continue to invest in stocks offering both "good value and good news". We feel that this would be a particularly inopportune time to change our stripes and begin to move away from our discipline. It is typically at the point of greatest discomfort that deserting a style will result in the greatest punishment. The benefits of investing across equity styles accrue to those who are diversified when the rotations occur -- the most recent example being in the second quarter of 1999 when the cyclical stocks raged back into favor after a long period of dormancy.

  For the year ended December 31, 1999,
the Armada Equity Income Fund produced a total return of -0.25 percent (before sales charges) for Class A investors, -0.92 percent (before sales charges) for Class B investors, and -0.13 percent for Class I investors. Over the same period, the Fund's benchmark, Standard &
Poor's/BARRA Value Index, produced a
total return of 12.72 percent.

                                     GROWTH OF A $10,000 INVESTMENT (3)

                                  ARMADA EQUITY       ARMADA EQUITY       ARMADA EQUITY
                                 INCOME FUND (1)     INCOME FUND (4)    INCOME FUND (5,6)        S&P 500          S&P 500/BARRA
                                    (CLASS I)           (CLASS A)         (SYNTHETIC B)      COMPOSITE INDEX       VALUE INDEX
                                 ---------------     ---------------    -----------------    ---------------      -------------
06/30/94                                                                                        10000.00            10000.00
07/01/94                            10000.00                                                    10000.00            10000.00
08/22/94                            10000.00             9450.00            10000.00            10000.00            10000.00
5/95                                11309.00            10403.00            11008.00            12316.00            12041.00
5/96                                13540.00            12417.00            13140.00            15816.00            15213.00
5/97                                16872.00            15438.00            16337.00            20466.00            19087.00
5/98                                21206.00            19361.00            20516.00            26744.00            24607.00
5/99                                23458.00            21374.00            22391.00            32373.00            27828.00
12/99                               21602.00            19635.00            20532.00            36802.00            28582.00

                                     AGGREGATE TOTAL RETURNS AS OF 12/31/99

                                                               ANNUALIZED      CUMULATIVE
                                  ANNUALIZED    ANNUALIZED       SINCE           SINCE
                        1 YEAR      3 YEAR        5 YEAR      INCEPTION(2)    INCEPTION(2)
  CLASS I SHARES(1)     -0.13%      12.46%        16.49%          15.02%         116.03%
  CLASS A SHARES        -0.25%      12.16%        16.20%          14.61%         107.78%
  WITH LOAD(4)          -5.73%      10.08%        14.89%          13.40%          96.30%
  CLASS B SHARES        -0.92%      11.72%        15.93%          14.36%         105.32%
  WITH LOAD(5)          -5.56%      10.64%        15.71%          14.36%         105.32%
  CLASS B (ACTUAL)                                                 4.67%           9.48%
  WITH LOAD(5)                                                     2.24%           4.49%

                                     PAST PERFORMANCE IS NOT PREDICTIVE OF
                                     FUTURE PERFORMANCE.

                                     (1) Class I Shares are sold primarily to
                                         banks and trust companies which are
                                         affiliated with National City
                                         Corporation and clients of National
                                         Asset Management Corporation ("NAM").
                                         Certain account level charges may
                                         apply.
                                     (2) The Armada Equity Income Fund's date of
                                         inception was July 1, 1994 for Class I
                                         Shares, August 22, 1994 for Class A
                                         Shares and January 6, 1998 for Class B
                                         Shares. The annualized 3-year and
                                         5-year returns of the Class B Shares
                                         includes information from commencement
                                         of operations of the Class A Shares,
                                         rather than the date Class B Shares
                                         were introduced.
                                     (3) The return and principal value of an
                                         investment will fluctuate. When
                                         redeemed, shares may be worth more or
                                         less than their original cost.
                                     (4) Performance calculated based on the
                                         maximum front-end sales charge in
                                         effect at December 31, 1999 of 5.50%.
                                     (5) Performance calculated based on the
                                         maximum deferred sales charge in effect
                                         at December 31, 1999 of 5.00%. This
                                         charge declines from 5.00% in the first
                                         year to 0.00% after five years, as
                                         outlined in the prospectus.
                                     (6) The performance chart for Class B
                                         Shares includes performance of the
                                         Class A Shares from date of inception.

ARMADA INTERNATIONAL EQUITY FUND
  For the year, the performance of
Pacific Rim stocks outdistanced European stock by a wide margin, 57.6% vs. 15.9% respectively, even as the heavily technology and communication oriented
Nordic regions posted a spectacular
87.0% advance. During the quarter, both
European and Far Eastern stocks moved in relative sync, generating returns of
17.4% and 16.8% respectively. During the month of December, however, European stock outperformed the Pacific Rim issues, generating returns of 10.3% and 6.6% respectively, as new German tax reform, stronger industrial production, and increased consumer confidence fueled strong stock European performance.
  Currently, the Fund maintains its most
significant overweighting in the Pacific
Rim at 39.0%, while being underweight to Europe (58.8%). The largest country allocations are to Japan, United
Kingdom, and France which are 26.5%,
16.1% and 11.7%, respectively. The Funds most significant overweighted positions relative to the Morgan Stanley EAFE
Index are to Hong Kong, Singapore, and
France. The most significant
underweighted positions relative to the
MSCI EAFE benchmark are to the United
Kingdom, Netherlands, and Germany.
GOING FORWARD
  We continue to be constructive on the
outlook for international stocks
relative to the United States. Markets
outside the United States offer better
value with more accommodative monetary
policy, and excellent scope for earnings growth amid accelerating economic growth and corporate restructuring. Recently, the movements of bonds, currencies, and equity markets suggest that global investors are looking increasingly outside the US.
  The differences between Europe and
Asia have greatly lessened over the past year, as Europe's growth has been accelerating since mid-1999 while Japan faces continuing struggles to maintain the pace of growth amid a high level of structural change. Non-Japan Asia continues to offer the best combination of relative value, improving conditions, and improving investor sentiment.
Emerging markets are also relatively
attractive despite a strong recovery in
1999.
  Within global sectors, we see a few
structural shifts. Improving pricing in
a number industries suggest that basic
materials, energy, and insurance should
perform better in the year to come.
Moreover, the high degree of negative
news and lack of earnings growth in the
pharmaceutical industry have been well
telegraphed to markets, leading to
attractive entry points for select
stocks. Telecommunications and
technology remain highly attractive for
their growth prospects, but the degree
of our emphasis in these sectors has
been trimmed. Interest sensitive
sectors, outside of insurance, remain
under intense competitive pressure,
affecting margin expansion.

  For the year ended December 31, 1999,
the Armada International Equity Fund
produced a total return of 49.71 percent
(before sales charges) for Class A
investors, 48.70 percent (before sales
charges) for Class B investors, and
50.13 percent for Class I investors.
Over the same period, the Fund's
benchmark produced a total return of
26.96 percent.

                                     GROWTH OF A $10,000 INVESTMENT (3)

                                      ARMADA INTERNATIONAL    ARMADA INTERNATIONAL    ARMADA INTERNATIONAL     MSCI EAFE INDEX
                                      EQUITY FUND(1) (CLASS   EQUITY FUND(4) (CLASS     EQUITY FUND(5,6)       ---------------
                                               I)                      A)                (SYNTHETIC B)
                                      ---------------------   ---------------------   --------------------
07/31/97                                                                                                           10000.00
08/01/97                                    10000.00                 9450.00                10000.00               10000.00
5/98                                        10875.00                10232.00                10839.00               10361.00
5/99                                        10978.00                10318.00                10849.00               10813.00
12/99                                       16739.00                15703.00                16061.00               13719.00

                                     AGGREGATE TOTAL RETURNS AS OF 12/31/99

                                                ANNUALIZED               CUMULATIVE
                                                   SINCE                    SINCE
                           1 YEAR              INCEPTION(2)             INCEPTION(2)
  CLASS I SHARES(1)         50.13%                 23.77%                   67.41%
  CLASS A SHARES            49.71%                 23.39%                   66.19%
  WITH LOAD(4)              41.52%                 20.55%                   57.08%
  CLASS B SHARES            48.70%                 22.91%                   64.61%
  WITH LOAD(5)              43.70%                 21.66%                   60.61%
  CLASS B (ACTUAL)                                 33.30%                   76.86%
  WITH LOAD(5)                                     31.39%                   71.86%

                                     PAST PERFORMANCE IS NOT PREDICTIVE OF
                                     FUTURE PERFORMANCE.
                                     (1) Class I Shares are sold primarily to
                                         banks and trust companies which are
                                         affiliated with National City
                                         Corporation and clients of National
                                         Asset Management Corporation ("NAM").
                                         Certain account level charges may
                                         apply.
                                     (2) The Armada International Equity Fund's
                                         date of inception was August 1, 1997
                                         for both Class I Shares and Class A
                                         Shares and January 6, 1998 for Class B
                                         Shares.
                                     (3) The return and principal value of an
                                         investment will fluctuate. When
                                         redeemed, shares may be worth more or
                                         less than their original cost.

                                     (4) Performance calculated based on the
                                         maximum front-end sales charge in
                                         effect at December 31, 1999, of 5.50%.
                                     (5) Performance calculated based on the
                                         maximum deferred sales charge in effect
                                         at December 31, 1999, of 5.00%. This
                                         charge declines from 5.00% in the first
                                         year to 0.00% after five years, as
                                         outlined in the prospectus.
                                     (6) The performance chart for the Class B
                                         Shares includes performance of the
                                         Class A Shares from date of inception.

ARMADA SMALL CAP GROWTH FUND
  Small capitalization stocks finally
managed to outperform large
capitalization stocks, albeit modestly
in 1999. Small capitalization technology stocks had eye-popping, triple-digit returns during 1999, though a disproportionate amount of the gains were booked from mid-October on.
Semiconductor related stocks were
important contributors to the Armada
Small Cap Growth Fund during the second
half of the year. Software stocks became big contributors during the latter stages of the year as well, especially in the areas of business intelligence and telecom service provider network monitoring. The technology sector is the largest single sector for the Fund and it maintains an overweighted position in technology issues relative to the
Russell 2000 Growth comparison
benchmark. As of December 31, 1999, the
Fund's allocation in the technology
sector is 48.3% versus the Index at
40.8%. We believe the fundamental
outlook for these companies is still
strong.
  For the year ended December 31, 1999,
the Armada Small Cap Growth Fund
produced a total return of 35.63 percent
(before sales charges) for Class A
investors, 34.81 percent (before sales
charges) for Class B investors, and
36.06 percent for Class I investors.
Over the same period, the Fund's
benchmark produced a total return of
43.10% percent.
GOING FORWARD

  After the unprecedented returns in
1999, one could reasonably become
concerned with how extended some of the
markets favorite stocks became during
the last ten weeks of 1999. The
continued upward pressure on interest
rates is also a concern. Our inclination is to reduce our overweight to technology and reduce exposure to those stocks that have been driven up to levels that cannot be justified by the fundamentals. However, markets tend to defy conventional wisdom at times. This bull market more than any other has defied conventional wisdom from the beginning of its advance. In recognition of this, we will refrain from stepping out of our small cap growth discipline.
  We believe the fundamentals for many
technology groups remain strong. Biotech has gotten increased attention lately and the Fund has benefited from the increased exposure to the group.
Semiconductor capital equipment
companies are just entering the capacity expansion phase of the industry's upturn, which historically has led to rapid revenue growth, margin expansion, and earnings revisions -- all catalysts for stock performance. Software stocks which help businesses improve their decision making processes (business intelligence) should also see superior growth. Derivative plays on the growth of the internet should continue to be fertile ground for small cap growth investors, whether in the form of broadband wireless infrastructure equipment, web development software, business to business enablers, or information technology services companies who are increasingly helping customers develop e-commerce capabilities. Our goal is to discover the emerging companies that have the best growth prospects within these areas.

                                     GROWTH OF A $10,000 INVESTMENT (3)

                                ARMADA SMALL CAP    ARMADA SMALL CAP    ARMADA SMALL CAP
                                 GROWTH FUND(1)      GROWTH FUND(4)     GROWTH FUND(5, 6)     RUSSELL 2000        RUSSELL 2000
                                    (CLASS I)           (CLASS A)         (SYNTHETIC B)           INDEX           GROWTH INDEX
                                ----------------    ----------------    -----------------     ------------        ------------
7/31/97                                                                                         10000.00            10000.00
8/1/97                              10000.00             9450.00            10000.00            10000.00            10000.00
5/98                                11735.00            11073.00            11697.00            11108.00            10659.00
5/99                                10285.00             9685.00            10146.00            10809.00            11078.00
12/99                               15690.00            14733.00            14986.00            12535.00            14791.00

                                     AGGREGATE TOTAL RETURNS AS OF 12/31/99

                                                    ANNUALIZED          CUMULATIVE
                                                      SINCE               SINCE
                                     1 YEAR        INCEPTION(2)        INCEPTION(2)
  CLASS I SHARES(1)                  36.06%            20.49%              56.91%
  CLASS A SHARES                     35.63%            20.17%              55.90%
  WITH LOAD(4)                       28.17%            17.40%              47.36%
  CLASS B SHARES                     34.81%            19.53%              53.89%
  WITH LOAD(5)                       29.81%            18.23%              49.89%
  CLASS B (ACTUAL)                                     20.25%              44.16%
  WITH LOAD(5)                                         18.13%              39.16%

                                     PAST PERFORMANCE IS NOT PREDICTIVE OF
                                     FUTURE PERFORMANCE.
                                     (1) Class I Shares are sold primarily to
                                         banks and trust companies which are
                                         affiliated with National City
                                         Corporation and clients of National
                                         Asset Management Corporation ("NAM").
                                         Certain account level charges may
                                         apply.
                                     (2) The Armada Small Cap Growth Fund's date
                                         of inception was August 1, 1997 for
                                         both Class I Shares and Class A Shares
                                         and January 6, 1998 for Class B Shares.
                                     (3) The return and principal value of an
                                         investment will fluctuate. When
                                         redeemed, shares may be worth more or
                                         less than their original cost.
                                     (4) Performance calculated based on the
                                         maximum front-end sales charge in
                                         effect at December 31, 1999, of 5.50%.
                                     (5) Performance calculated based on the
                                         maximum deferred sales charge in effect
                                         at December 31, 1999, of 5.00%. This
                                         charge declines from 5.00% in the first
                                         year to 0.00% after five years, as
                                         outlined in the prospectus.
                                     (6) The performance chart for the Class B
                                         Shares includes performance of the
                                         Class A Shares from date of inception.

ARMADA BALANCED ALLOCATION FUND
  The Armada Balanced Allocation Fund's
traditional emphasis on equity holdings
was greatly rewarded during both the
fourth quarter 1999 and the entire year.
In addition, the Fund's growth style of
investing was particularly advantageous.
This was especially true of its
increased investment in small cap and
international growth stocks. In terms of fixed income, interest rates rose less in the fourth quarter than in the year's first half. Accordingly, while absolute fixed income returns were again negative in the fourth quarter, they were only marginally so. At year-end, approximately 62% of the Fund was invested in equity holdings.
  The Fund's equity exposure was
maintained at its normal level
throughout the third quarter, as the
positive and negatives for the market
were carefully analyzed. On the positive side were our forecasts of strong corporate earnings growth, our beliefs that inflation will remain relatively well behaved, that the Federal Reserve will not embark on an additional series of interest rate increases, and that the worst of the rise in long-term interest rates had already been seen. Negatives factors include the increasing pace of economic growth throughout the entire world, the corresponding fears of cyclical pressures on inflation and resulting pressures on world central banks to raise interest rates.
Additional negative factors include our
long-held concerns about the extreme
narrowness of the overall equity market, as well as the unprecedented levels of valuation and expectations which are embedded in the growth sectors in particular.
  Within the Fund, the recent excellent
returns in both the small capitalization and international equity components has narrowed their previous advantage in terms of relative valuation.
Accordingly, their relative weightings
remained constant in the fourth quarter.
In regards to fixed income, the Fund
maintained its neutral position in terms of both its overall weight, as well as its interest rate sensitivity. Our relatively sanguine view of economic conditions, coupled with historically wide credit spreads between sectors of the fixed income markets, has led to a substantial emphasis on the non-government or spread sectors of the fixed income markets.
GOING FORWARD
  We expect the US economy to remain
"stronger for longer", assisted by the
first synchronous global upswing in over a decade. In terms of inflation, while cyclical pressures are readily apparent, we believe the combination of technology-induced advancements in productivity coupled with an intensely-competitive global environment, will translate into higher but still secularly-low levels of inflation. As for monetary policy, we expect global central banks, including the Federal Reserve, to continue their recent tightening moves in the early part of 2000. However, if correct on our inflation views, we think short rate hikes will be of limited magnitude and that long rates will likely decline in the year's latter half. As for the equity market, our continued confidence in solid growth, healthy

                                     GROWTH OF A $10,000 INVESTMENT (3)

                                   ARMADA            ARMADA             ARMADA            S&P 500           LEHMAN
                                  BALANCED          BALANCED           BALANCED          COMPOSITE      AGGREGATE INDEX
                                 ALLOCATION        ALLOCATION         ALLOCATION           INDEX        ---------------
                               FUND(1) (CLASS    FUND(4) (CLASS    FUND(5,6) (CLASS      ---------
                                     I)                A)                 B)
                               --------------    --------------    ----------------
6/30/98                                                                                  10000.00          10000.00
7/10/98                           10000.00                                               10000.00          10000.00
7/31/98                           10000.00           9525.00                             10000.00          10000.00
11/11/98                          10000.00           9525.00           10000.00          10000.00          10000.00
5/99                              10457.00          10214.00           10607.00          11632.00          10346.00
12/99                             12182.00          11883.00           11814.00          13223.00          10371.00


                                   60% S&P
                                   500/40%
                                   LEHMAN
                                  AGGREGATE
                                  ---------
6/30/98                           10000.00
7/10/98                           10000.00
7/31/98                           10000.00
11/11/98                          10000.00
5/99                              11165.00
12/99                             12088.00

                                     AGGREGATE TOTAL RETURNS AS OF 12/31/99

                                                ANNUALIZED               CUMULATIVE
                                                   SINCE                    SINCE
                           1 YEAR              INCEPTION(2)             INCEPTION(2)
  CLASS I SHARES(1)         15.27%                 14.31%                   21.83%
  CLASS A SHARES            14.97%                 16.89%                   24.79%
  WITH LOAD(4)               9.55%                 12.91%                   18.81%
  CLASS B SHARES            14.28%                 20.09%                   23.14%
  WITH LOAD(5)               9.28%                 15.79%                   18.14%

                                     PAST PERFORMANCE IS NOT PREDICTIVE OF
                                     FUTURE PERFORMANCE.
                                     (1) Class I Shares are sold primarily to
                                         banks and trust companies which are
                                         affiliated with National City
                                         Corporation and clients of National
                                         Asset Management Corporation ("NAM").
                                         Certain account level charges may
                                         apply.
                                     (2) The Armada Balanced Allocation Fund's
                                         date of inception was July 10, 1998 for
                                         Class I Shares, July 31, 1998 for Class
                                         A Shares and November 11, 1998 for
                                         Class B Shares.
                                     (3) The return and principal value of an
                                         investment will fluctuate. When
                                         redeemed, shares may be worth more or
                                         less than their original cost.

                                     (4) Performance calculated based on the
                                         maximum front-end sales charge in
                                         effect at December 31, 1999 of 4.75%.
                                     (5) Performance calculated based on the
                                         maximum deferred sales charge in effect
                                         at December 31, 1999 of 5.00%. This
                                         charge declines from 5.00% in the first
                                         year to 0.00% after five years, as
                                         outlined in the prospectus.
                                     (6) The performance chart for Class B
                                         Shares includes performance of the
                                         Class A Shares from date of inception.

ARMADA BALANCED ALLOCATION FUND
(CONTINUED)

GOING FORWARD (CONTINUED)

profits and a positive supply/demand
relationship means the overall backdrop
remains solid. However, central bank
tightening, coupled with the historic
highs in growth stock valuation and
exuberant expectations almost ensures
that volatility/risks will remain
elevated throughout the financial
markets.

  Specific to the Armada Balanced
Allocation Fund, equity exposure will
likely remain near the normal level, as
the countervailing forces of positive
economic growth, strong corporate
earnings growth and a positive
supply/demand situation, counterbalance
the negatives of higher interest rates,
coupled with elevated stock valuations.
In terms of allocation within the equity market, the overweighting of small capitalization stocks will likely be marginally reduced, as their recent returns have been dramatic. The relative reduction in small cap will be transferred to an additional overweight in the international arena, as expected structural reforms combine with attractive relative valuations in a number of foreign markets. As for fixed income, we will wait for interest rates to attain new highs before either adding to our exposure, or more likely, extending portfolio duration. While bond valuation appears increasingly attractive, higher economic growth and a concerned Federal Reserve are potent obstacles to a sustained rally. While waiting for such an opportunity, which we believe will eventually surface, we will continue to overweight non-government securities, where yields are more attractive than those available with government securities.

  For the year ended December 31, 1999,
the Armada Balanced Allocation Fund
produced a total return of 14.97 percent
(before sales charges) for Class A
investors, 14.28 percent (before sales
charges) for Class B investors, and
15.27 percent for Class I investors. By
comparison, the S&P 500 Composite Index
returned 21.04 percent, the Lehman
Aggregate Bond Index returned -0.83
percent. The Balanced Allocation Hybrid
Benchmark returned 12.00 percent for the year. This benchmark reflects a 60/40 blending of the S&P 500 Composite Index and the Lehman Aggregate Bond Index.

ARMADA BOND FUND

  In the face of a strong economy and
hawkish Federal Reserve, we continue to
maintain a neutral duration stance as
well as an overweight strategy in the
spread (non-US Treasury) sectors of the
Armada Bond Fund. In spite of our
optimistic view on the economy, the
potentially negative impact of likely
merger and acquisition activity in the
corporate sector has driven us to
slightly decrease our overweight in
corporate securities to 24% in favor of
less credit-sensitive, asset-backed and
mortgage-backed securities to 13% and
46% respectively. This compares to the
fund's benchmark, the Lehman Aggregate
Bond Index whose weightings are 22%
corporates, 0% asset-backed securities
and 34% mortgage-backed securities as of December 31, 1999.
  For the year ended December 31, 1999,
the Armada Bond Fund produced a total
return of -1.93 percent (before sales
charges) for Class A investors, -2.72
percent (before sales charges) for Class
B investors, and -1.89 percent for Class
I investors. During the same period, the Index returned -0.83 percent. As of December 31, 1999, the weighted average life of the portfolio's holdings was
9.46 years, with an average credit
quality of AAA.
GOING FORWARD
  We believe strong growth and
relatively low inflation will continue
to be dominant themes in the domestic
economy, but we are also mindful of the
relatively hawkish mood at the Federal
Reserve. Continued global expansion
should be good for growth, but strong
real growth, and cyclical inflation
fears will likely keep interest rates
relatively high in the short run. While
we recognize that higher interest rates
are not a positive for the fixed income
markets, we do not believe that
substantial changes in interest rates
early in 2000 will be the beginning of a secular negative trend. Accordingly, we are concerned with the fixed income market's near- term prospects, but we are confident that any substantial move in interest rates will create a good long term opportunity for fixed income investors.

                                     GROWTH OF A $10,000 INVESTMENT (3)

                                        ARMADA BOND FUND(1)        ARMADA BOND            ARMADA BOND          LEHMAN AGGREGATE
                                             (CLASS I)         FUND(4,6) (CLASS A)    FUND(5,6) (CLASS B)         BOND INDEX
                                        -------------------    -------------------    -------------------      ----------------
07/31/94                                                                                                           10000.00
08/10/94                                      10000.00                9525.00               10000.00               10000.00
05/95                                         10772.00               10260.00               10775.00               10955.00
05/96                                         11194.00               10662.00               11198.00               11435.00
05/97                                         12022.00               11432.00               12009.00               12387.00
05/98                                         13050.00               12380.00               13026.00               13739.00
05/99                                         13549.00               12846.00               13425.00               14336.00
12/99                                         13517.00               12799.00               13305.00               14370.00

                                     AGGREGATE TOTAL RETURNS AS OF 12/31/99

                                                               ANNUALIZED      CUMULATIVE
                                  ANNUALIZED    ANNUALIZED       SINCE           SINCE
                        1 YEAR      3 YEAR        5 YEAR      INCEPTION(2)    INCEPTION(2)
  CLASS I SHARES(1)     -1.89%       4.73%         6.35%           5.75%          35.19%
  CLASS A SHARES        -1.93%       4.55%         6.23%           5.64%          34.41%
  WITH LOAD(4)          -6.62%       2.87%         5.21%           4.68%          28.01%
  CLASS B SHARES        -2.72%       4.19%         6.02%           5.44%          33.05%
  WITH LOAD(5)           7.35%       3.00%         5.70%           5.44%          33.05%
  CLASS A (ACTUAL)                                                 5.17%          18.11%
  WITH LOAD(4)                                                     3.62%          12.47%
  CLASS B (ACTUAL)                                                 1.84%           3.68%
  WITH LOAD(5)                                                    -0.48%          -0.96%

                                     PAST PERFORMANCE IS NOT PREDICTIVE OF
                                     FUTURE PERFORMANCE.
                                     (1) Class I Shares are sold primarily to
                                         banks and trust companies which are
                                         affiliated with National City
                                         Corporation and clients of National
                                         Asset Management Corporation ("NAM").
                                         Certain account level charges may
                                         apply.
                                     (2) Activity for the period presented
                                         includes that of a predecessor fund
                                         through September 6, 1996. The Armada
                                         Bond Fund's date of inception for
                                         performance was August 10, 1994 for
                                         Class I Shares, September 11, 1996 for
                                         Class A Shares and January 6, 1998 for
                                         Class B Shares. The annualized 3-year
                                         return of the Class A and Class B
                                         Shares includes information from the
                                         commencement of operations of the Class
                                         I Shares, rather than the date Class A
                                         Shares or Class B Shares were
                                         introduced. The performance of the
                                         Class A Shares or Class B Shares prior
                                         to their introduction date does not
                                         reflect shareholder servicing fees,
                                         which, if reflected, would reduce the
                                         performance quoted for such periods.
                                     (3) The return and principal value of an
                                         investment will fluctuate. When
                                         redeemed, shares may be worth more or
                                         less than their original cost.

                                     (4) Performance calculated based on the
                                         maximum front-end sales charge in
                                         effect at December 31, 1999 of 4.75%.

                                     (5) Performance calculated based on the
                                         maximum deferred sales charge in effect
                                         at December 31, 1999 of 5.00%. This
                                         charge declines from 5.00% in the first
                                         year to 0.00% after five years, as
                                         outlined in the prospectus.

                                     (6) The performance chart for the Class A
                                         and Class B Shares includes performance
                                         of the Class I Shares from date of
                                         inception.

ARMADA ENHANCED INCOME FUND

  Our overall strategy for the Enhanced
Income Fund is to remain duration
neutral versus our benchmark, the
Merrill Lynch 1-3 Year Govt/Corp. Index
(the "Index"), while continuing our
overweight in select spread sectors
(non-government securities) versus the
Index. During the quarter ended December
31, 1999 we maintained our significant
overweight in corporate bonds and
asset-backed securities. As of December
31, 1999, 32 percent of the Fund's net
assets were invested in corporate bonds
and 36 percent in asset- backed
securities. Spreads tightened
significantly during the quarter, but we continue to believe that excess spread available in short corporate and asset-backed securities is attractive on a risk reward basis. Further, we continue to believe that positive fundamentals and technicals will drive spreads tighter in the long run.
Therefore, we remain overweighted in
short-term asset backed and corporate
securities.
GOING FORWARD
  We believe strong growth and
relatively low inflation will continue
to be dominant themes in the domestic
economy, but we are also mindful of the
relatively hawkish mood at the Federal
Reserve. Continued global expansion
should be good for growth, but strong
real growth, and cyclical inflation
fears will likely keep interest rates
relatively high in the short run. While
we recognize that higher interest rates
are not a positive for the fixed income
markets, we do not believe that
substantial changes in interest rates
early in 2000 will be the beginning of a secular negative trend. Accordingly, we are concerned with the fixed income market's near term prospects, but we are confident that any substantial move in interest rates will create a good long-term opportunity for fixed income investors. Spread sectors (non-US
Treasury securities) remain attractive
on a fundamental basis, but their
tightening potential has been diminished by tightening interest rate spreads in recent months. We believe spreads will tighten further now that Y2K fears have been subdued and liquidity has returned to more normal levels.

  For the year ended December 31, 1999,
the Armada Enhanced Income Fund produced a total return of 3.15 percent (before sales charges) for Class A investors and
3.20 percent for Class I investors.
During the same period, the Merrill
Lynch 1-3 Year Govt/Corp Index returned
3.25 percent. As of December 31, 1999,
the average maturity of the portfolio's
holdings was 1.70 years.

                                     GROWTH OF A $10,000 INVESTMENT (3)

                                                                                                    MERRILL 1-3 YEAR
                                     ARMADA ENHANCED     ARMADA ENHANCED      ARMADA ENHANCED             U.S.
                                     INCOME(1) FUND      INCOME FUND(4)       INCOME FUND(5)      CORPORATE/GOVERNMENT
                                        (CLASS I)           (CLASS A)       (SYNTHETIC CLASS B)          INDEX
                                     ---------------     ---------------    -------------------   --------------------
6/30/94                                                                                                 10000.00
7/7/94                                  10000.00                                  10000.00              10000.00
9/9/94                                  10000.00             9725.00              10000.00              10000.00
5/95                                    10577.00            10205.00              10493.00              10722.00
5/96                                    11142.00            10727.00              11030.00              11294.00
5/97                                    11812.00            11361.00              11682.00              12048.00
5/98                                    12601.00            12120.00              12463.00              12895.00
5/99                                    13248.00            12719.00              13078.00              13592.00
12/99                                   13537.00            13019.00              12691.00              13893.00


                                     MERRILL 1-3 YEAR
                                    U.S. TREASURY BILL
                                          INDEX
                                    ------------------
6/30/94                                  10000.00
7/7/94                                   10000.00
9/9/94                                   10000.00
5/95                                     10714.00
5/96                                     11276.00
5/97                                     12020.00
5/98                                     12859.00
5/99                                     13541.00
12/99                                    13838.00

                                     AGGREGATE TOTAL RETURNS AS OF 12/31/99

                                                               ANNUALIZED      CUMULATIVE
                                  ANNUALIZED    ANNUALIZED       SINCE           SINCE
                        1 YEAR      3 YEAR        5 YEAR      INCEPTION(2)    INCEPTION(2)
  CLASS I SHARES(1)      3.20%       5.39%         5.83%           5.67%          35.36%
  CLASS A SHARES         3.15%       5.34%         5.76%           5.64%          33.85%
  WITH LOAD(4)           0.27%       4.38%         5.18%           5.08%          30.12%
  CLASS B SHARES         2.78%       5.22%         5.68%           5.57%          33.38%
  WITH LOAD(5)          -2.10%       4.02%         5.36%           5.57%          33.38%
  CLASS B (ACTUAL)                                                                 1.59%
  WITH LOAD(5)                                                                    -3.40%

                                     PAST PERFORMANCE IS NOT PREDICTIVE OF
                                     FUTURE PERFORMANCE.
                                     (1) Class I Shares are sold primarily to
                                         banks and trust companies which are
                                         affiliated with National City
                                         Corporation and clients of National
                                         Asset Management Corporation ("NAM").
                                         Certain account level charges may
                                         apply.
                                     (2) The Armada Enhanced Income Fund's date
                                         of inception was July 7, 1994 for Class
                                         I Shares, and September 9, 1994 for
                                         Class A Shares, and August 11, 1999 for
                                         Class B Shares.
                                     (3) The return and principal value of an
                                         investment will fluctuate. When
                                         redeemed, Shares may be worth more or
                                         less than their original cost.
                                     (4) Performance calculated based on the
                                         maximum front-end sales charge in
                                         effect at December 31, 1999 of 2.75%.
                                     (5) Performance calculated based on the
                                         maximum deferred sales charge in effect
                                         at December 31, 1999 of 5.00%. This
                                         charge declines from 5.00% in the first
                                         year to 0.00% after five years, as
                                         outlined in the prospectus.

ARMADA INTERMEDIATE BOND FUND
  In the face of a strong economy and
unfriendly Federal Reserve, we continue
to maintain a neutral duration stance as well as an overweight strategy in the spread (non-US Treasury) sectors. As of December 31, 1999, 25 percent of the
Armada Intermediate Bond Fund's net
assets were invested in U.S. Treasury
and Agency securities, 17 percent in
mortgage-backed securities, 36 percent
in corporate bonds, and 22 percent in
asset-backed securities.

  In spite of our optimistic view on the
economy, the potentially negative impact of likely merger and acquisition activity in the corporate sector has driven us to slightly decrease our overweight in corporate securities in favor of less credit-sensitive, asset-backed and mortgage-backed securities. We continue to believe that strong fundamentals justify tighter spreads, but we also realize that recent rallies in the spread markets may have lessened the attractiveness of certain sectors and securities. This considered, we are carefully evaluating our current spread product exposure.
GOING FORWARD
  We believe strong growth and
relatively low inflation will continue
to be dominant themes in the domestic
economy, but we are also mindful of the
relatively hawkish mood at the Federal
Reserve. Continued global expansion
should be good for growth, but strong
real growth, and cyclical inflation
fears will likely keep interest rates
relatively high in the short run. While
we recognize that higher interest rates
are not a positive for the fixed income
markets, we do not believe that
substantial changes in interest rates
early in 2000 will be the beginning of a secular negative trend. Accordingly, we are concerned with the fixed income market's near term prospects, but we are confident that any substantial move in interest rates will create a good long term opportunity for fixed income investors. Spread sectors (non-US
Treasury securities) remain attractive
on a fundamental basis, but their
tightening potential has been diminished by tightening interest rate spreads in recent months. We believe spreads will tighten further now that Y2K fears have been subdued and liquidity has returned to more normal levels.
  For the year ended December 31, 1999,
the Armada Intermediate Bond Fund
produced a total return of -0.37 percent
(before sales charges) for Class A
investors, -0.98 percent (before sales
charges) for Class B investors, and
-0.04 percent for Class I investors.
During the same period, the Lehman
Intermediate Government/ Corporate Bond
Index returned 0.39 percent. As of
December 31, 1999, the weighted average
life of the portfolio's holdings was 5.0 years, with an average credit quality of AA+.

                                     GROWTH OF A $10,000 INVESTMENT (3)

                                                               ARMADA INTERMEDIATE    ARMADA INTERMEDIATE    LEHMAN INTERMEDIATE
                                       ARMADA INTERMEDIATE        BOND FUND(4,6)         BOND FUND(5,6)           GOVERNMENT
                                      BOND FUND(1) (CLASS I)      (SYNTHETIC A)          (SYNTHETIC B)         CORPORATE INDEX
                                      ----------------------   -------------------    -------------------    -------------------
11/30/89                                                                                                           10000.00
12/20/89                                     10000.00                 9525.00               10000.00               10000.00
5/90                                         10098.00                 9619.00               10097.00               10197.00
5/91                                         11332.00                10791.00               11329.00               11414.00
5/92                                         12761.00                12154.00               12760.00               12737.00
5/93                                         14205.00                13425.00               14166.00               14061.00
5/94                                         14205.00                13396.00               14134.00               14244.00
5/95                                         15561.00                14636.00               15442.00               15617.00
5/96                                         16151.00                15140.00               15974.00               16334.00
5/97                                         17222.00                16103.00               16989.00               17539.00
5/98                                         18615.00                17344.00               18243.00               19086.00
5/99                                         19356.00                17958.00               18760.00               19999.00
12/99                                        19549.00                18112.00               18842.00               20207.00

                                     AGGREGATE TOTAL RETURNS AS OF 12/31/99

                                                                         ANNUALIZED     CUMULATIVE
                                 ANNUALIZED   ANNUALIZED   ANNUALIZED      SINCE          SINCE
                        1 YEAR     3 YEAR       5 YEAR      10 YEAR     INCEPTION(2)   INCEPTION(2)
  CLASS I SHARES(1)     -0.04%      4.87%        6.60%        6.92%          6.91%         95.49%
  CLASS A SHARES        -0.37%      4.52%        6.25%        6.63%          6.61%         90.16%
  WITH LOAD(4)          -5.13%      2.85%        5.21%        6.11%          6.10%         81.11%
  CLASS B SHARES        -0.98%      4.03%        5.95%        6.53%          6.52%         88.45%
  WITH LOAD(5)          -5.70%      2.83%        5.63%        6.53%          6.52%         88.45%
  CLASS A (ACTUAL)                                                           6.24%         69.27%
  WITH LOAD(4)                                                               5.64%         61.16%
  CLASS B (ACTUAL)                                                           2.27%          4.56%
  WITH LOAD(5)                                                              -0.09%         -0.18%

                                     PAST PERFORMANCE IS NOT PREDICTIVE OF
                                     FUTURE PERFORMANCE.
                                     (1) Class I Shares are sold primarily to
                                         banks and trust companies which are
                                         affiliated with National City
                                         Corporation and clients of National
                                         Asset Management Corporation ("NAM").
                                         Certain account level charges may
                                         apply.
                                     (2) The Armada Intermediate Bond Fund's
                                         date of inception was December 20, 1989
                                         for Class I Shares, April 15, 1991 for
                                         Class A Shares and January 6, 1998 for
                                         Class B Shares. The 3-year and 5-year
                                         returns of the Class B Shares include
                                         information from the commencement of
                                         operations of the Class I Shares,
                                         rather than the date Class B Shares
                                         were introduced. The performance of the
                                         Class B Shares prior to their
                                         introduction date does not reflect
                                         shareholder servicing fees, which, if
                                         reflected, would reduce the performance
                                         quoted for such periods.
                                     (3) The return and principal value of an
                                         investment will fluctuate. When
                                         redeemed, shares may be worth more or
                                         less than their original cost.
                                     (4) Performance calculated based on the
                                         maximum front-end sales charge in
                                         effect at December 31, 1999 of 4.75%.
                                     (5) Performance calculated based on the
                                         maximum deferred sales charge in effect
                                         at December 31, 1999 of 5.00%. This
                                         charge declines from 5.00% in the first
                                         year to 0.00% after five years, as
                                         outlined in the prospectus.
                                     (6) The performance chart for the Class A
                                         and Class B Shares includes performance
                                         of the Class I Shares from date of
                                         inception.

ARMADA NATIONAL TAX EXEMPT BOND FUND(7)

  The Armada National Tax Exempt Bond
Fund's gross total return for the fourth quarter of 1999 was competitive with its benchmark index, and in excess of the average for its peer group, as measured by the Lipper Intermediate Municipal
Fund universe. For the year ended
December 31, 1999, the Armada National
Tax Exempt Bond Fund produced a total
return of -0.91 percent (before sales
charges) for Class A investors, -1.81
percent (before sales charges) for Class
B investors, and -1.12 percent for Class
I investors. Over the same period, the
Fund's benchmark, the Lehman 10-Year
Municipal Bond Index produced a total
return of -1.24 percent.
  The Fund's average maturity and
duration are slightly longer than its
benchmark, but the Fund contains
significantly more higher coupon bonds,
which is consistent with the Fund's
primary investment objective of income
generation and relative stability.
Credit quality remains extremely high
with more than 95% of the Fund's
holdings rated double A or higher.

GOING FORWARD
  We expect the municipal market to
remain volatile over the next few
months, and anticipate that the Federal
Reserve will have to raise interest
rates at least once during the first
quarter of 2000. Consequently, we will
continue our strategy of purchasing
higher- coupon bonds and executing swaps that could increase the Fund's income distribution yield. New purchases will continue to focus on higher-rated securities until spreads between credit grades widen.

                                     GROWTH OF A $10,000 INVESTMENT (3)

                                        ARMADA NATIONAL TAX    ARMADA NATIONAL TAX    ARMADA NATIONAL TAX
                                               EXEMPT            EXEMPT FUND(4,6)       EXEMPT FUND(5,6)     LEHMAN 10 YEAR MUNI
                                         FUND(1,6)(CLASS I)         (CLASS A)              (CLASS B)                INDEX
                                        -------------------    -------------------    -------------------    -------------------
5/31/89                                       10000.00                9525.00               10000.00               10000.00
5/90                                          10506.00               10007.00               10506.00               10735.00
5/91                                          11183.00               10651.00               11183.00               11850.00
5/92                                          12140.00               11563.00               12140.00               12951.00
5/93                                          13830.00               13173.00               13830.00               14546.00
5/94                                          13960.00               13297.00               13960.00               15042.00
5/95                                          15099.00               14382.00               15099.00               16392.00
5/96                                          15029.00               14315.00               15029.00               17168.00
5/97                                          15838.00               15086.00               15838.00               18570.00
5/98                                          17059.00               16246.00               17056.00               20292.00
5/99                                          17753.00               16902.00               17712.00               21229.00
12/99                                         17517.00               16703.00               17376.00               20938.00

                                     AGGREGATE TOTAL RETURNS AS OF 12/31/99

                                                                         ANNUALIZED     CUMULATIVE
                                 ANNUALIZED   ANNUALIZED   ANNUALIZED      SINCE          SINCE
                        1 YEAR     3 YEAR       5 YEAR      10 YEAR     INCEPTION(2)   INCEPTION(2)
  CLASS I SHARES(1)     -1.12%      3.74%        4.73%        5.28%         6.68%         171.18%
  CLASS A SHARES        -0.91%      3.78%        4.75%        5.29%         6.69%         171.52%
  WITH LOAD(4)          -5.58%      2.11%        3.73%        4.78%         6.35%         158.68%
  CLASS B SHARES        -1.81%      3.47%        4.56%        5.20%         6.63%         169.06%
  WITH LOAD(5)          -6.53%      2.26%        4.24%        5.20%         6.63%         169.06%

                                     PAST PERFORMANCE IS NOT PREDICTIVE OF
                                     FUTURE PERFORMANCE.

                                     (1) Class I Shares are sold primarily to
                                         banks and trust companies which are
                                         affiliated with National City
                                         Corporation and clients of National
                                         Asset Management Corporation ("NAM").
                                         Certain account level charges may
                                         apply.
                                     (2) The Armada National Tax Exempt Fund's
                                         date of inception was April 9, 1998 for
                                         Class I Shares, June 22, 1998 for Class
                                         A Shares, and January 28, 1999 for
                                         Class B Shares. The performance of the
                                         Class I Shares, Class A Shares, and
                                         Class B Shares includes performance of
                                         a predecessor common trust fund which
                                         commenced operations on July 31, 1984.
                                     (3) The return and principal value of an
                                         investment will fluctuate. When
                                         redeemed, Shares may be worth more or
                                         less than their original cost.

                                     (4) Performance calculated based on the
                                         maximum front-end sales charge in
                                         effect at December 31, 1999 of 4.75%.

                                     (5) Performance calculated based on the
                                         maximum deferred sales charge in effect
                                         at December 31, 1999 of 5.00%. This
                                         charge declines from 5.00% in the first
                                         year to 0.00% after five years, as
                                         outlined in the prospectus.

                                     (6) The performance chart for all Classes
                                         includes performance of a predecessor
                                         common trust fund.

                                     (7) This fund is not managed for total
                                         return. Its investment objective is to
                                         provide as high a level of current
                                         interest income exempt from federal
                                         income tax, as is consistent with
                                         conservation of capital.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PARKSTONE(TM) FUNDS

================================================================================

                          THE PARKSTONE GROUP OF FUNDS
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456

                                  ARMADA FUNDS
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456

                       STATEMENT OF ADDITIONAL INFORMATION

                  (2000 SPECIAL MEETING OF SHAREHOLDERS OF THE
                            PARKSTONE GROUP OF FUNDS)


         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated March 13, 2000 for the Special Meeting of The Shareholders of Parkstone Group of Funds, to be held on May 10, 2000. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling The Parkstone Group of Funds at 1-800-451-8377.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

         Further information about the Class A Shares, Class B Shares and Class I Shares of the Existing Armada Funds is contained in, and incorporated by reference to, Armada's Statement of Additional Information dated December 10, 1999.

         Further information about Investor A Shares, Investor B Shares and Institutional Shares of the Reorganizing Funds is contained in, and incorporated by reference to, Parkstone's Statement of Additional Information dated September 17, 1999.

         The date of this Statement of Additional Information is March 13, 2000.

                                TABLE OF CONTENTS

                                                                      Page
                                                                      ----

General Information...........................................            3

Pro Forma Financial Statements................................        PFS-1

                               GENERAL INFORMATION


         The Shareholders of The Parkstone Group of Funds ("Parkstone") are being asked to approve or disapprove an Agreement and Plan of Reorganization (the "Reorganization Agreement") dated as of November 17, 2000 between Parkstone and Armada Funds ("Armada"), and the transactions contemplated thereby. The Reorganization Agreement contemplates the transfer of substantially all of the assets and liabilities of Parkstone's Prime Obligations Fund, U.S. Government Obligations Fund, Tax-Free Fund, Bond Fund, U.S. Government Income Fund, Limited Maturity Bond Fund, Intermediate Government Obligations Fund, Large Capitalization Fund, Equity Income Fund, Small Capitalization Fund, International Discovery Fund, Balanced Allocation Fund, National Tax Exempt Bond Fund, Mid Capitalization Fund, Michigan Municipal Bond Fund and Treasury Fund to corresponding Armada Funds in exchange for full and fractional shares representing interests in such corresponding Armada Funds. The shares issued by Armada will have an aggregate net asset value equal to the aggregate net asset value of the shares of the respective Parkstone Funds that are outstanding immediately before the Effective Time of the Reorganization.

         Following the exchange, the Parkstone Funds will make a liquidating distribution of corresponding Armada Funds shares to their shareholders. Each shareholder owning shares of a particular Parkstone Fund at the Effective Time of the Reorganization will receive shares of the corresponding Armada Fund of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Effective Time of the Reorganization on Parkstone Fund shares. Upon completion of the Reorganization, Parkstone will be terminated under state law and deregistered under the Investment Company Act of 1940.

         The Special Meeting of Shareholders of Parkstone to consider the Reorganization Agreement and the related transactions will be held at 3:00 p.m. (Eastern time) on May 10, 2000 at SEI Investments Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 1999
                             (Amounts in Thousands)


                                                                         Armada
                                         Parkstone                    Money Market
                                            Prime        Armada           Fund
                                         Obligations   Money Market     Pro Forma
                                            Fund          Fund          Combined

TOTAL INVESTMENTS:                         613,419      3,885,836       4,499,255
                                           -------      ---------       ---------
ASSETS
     Cash                                       52        (29,398)        (29,346)
     Accrued Income                          1,790          6,495           8,285
     Investment Securities Sold                  0              0               0
    Cap Shares Sold                             24             11             350
    Other Assets                                14              0              14
TOTAL ASSETS:                              615,299      3,862,944       4,478,243
                                           -------      ---------       ---------
LIABILITIES
    Income Payable                           2,492         16,531          19,023
    Capital Gain Payable                         0              0               0
    Investment Securities Purchased          4,926         24,628          29,554
    Capital Shares Redeemed Payable            418              0             418
    Accrued Expense Payable                    374          3,342           3,716
    Other Payables                               0              0               0

TOTAL LIABILITIES:                           8,210         44,501          52,711
                                           -------      ---------       ---------

TOTAL NET ASSETS:                          607,089      3,818,443       4,425,532


                             STATEMENT OF OPERATIONS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)


                                                                                                Armada
                                                                                             Money Market
                                                  Parkstone Prime    Armada                      Fund
                                                    Obligations   Money Market    ProForma     ProForma
                                                       Fund           Fund       Adjustments   Combined
INVESTMENT INCOME:

    Interest                                          16,325        97,549               0      113,874
                                                      ------        ------         -------      -------

TOTAL INCOME:                                         16,325        97,549               0      113,874
                                                      ------        ------         -------      -------

EXPENSES:

     Administrator Fees                                  674         1,434            (122) A     1,986
     Investment Advisory Fees                          1,176         6,422               -        7,598
     Waiver of Investment Advisory Fees                  (13)       (1,835)              -       (1,848)
     Transfer Agent Fees                                  61            22               -           83
     Custodian Fees                                       37           367               -          404
     Professional Fees (Audit + Legal)                    24           115             (10) A       129
     Trustee (Directors) Fees                              5            28               -           33
     Registration Fees                                    17             5               -           22
     12b-1 Fees                                           25           736             114  A       875
     Shareholder Servicing Fees                            0         1,095              13  A     1,108
     Printing Expenses                                    32            75               -          107
     Miscellaneous Expenses                                8            15               -           23

TOTAL EXPENSES:                                       (2,046)       (8,479)             (5)     (10,520)
                                                      ------        ------         -------      -------

NET INVESTMENT INCOME:                                14,279        89,070              (5)     103,354
                                                      ------        ------         -------      -------

     Net Realized Gains (Losses) on Investments            0             0               0            0
     Net Unrealized Appreciation (Depreciation)
     of Investment Securities                              0             0               0            0
                                                      ------        ------         -------      -------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                                     0             0               0            0
                                                      ------        ------         -------      -------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                            14,279        89,070              (5)     103,354
                                                      ------        ------         -------      -------

A-To adjust fees to reflect Armada's fee structure


                       STATEMENT OF CHANGES IN NET ASSETS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)

                                                                                        Armada
                                                                                     Money Market
                                                     Parkstone Prime      Armada         Fund
                                                       Obligations     Money Market    ProForma
                                                           Fund            Fund        Combined

INVESTMENT ACTIVITIES:
    Net Investment Income                                 14,279          89,070         103,349
    Net Realized Gain (Loss) on Securities Sold                -               -               -
    Net Increase (Decrease) in Unrealized
    Appreciation of Assets                                     -               -               -
                                                         -------       ---------       ---------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                                14,279          89,070         103,349
                                                         -------       ---------       ---------

DISTRIBUTIONS TO SHAREHOLDERS:
    Net Investment Income
      Institutional/Class I Shares                       (13,864)        (54,173)        (68,037)
      Investor A/Class A Shares                             (403)        (34,777)        (35,180)
      Investor B/Class B Shares                              (12)             (9)            (21)
    Realized Capital Gains
      Institutional/Class I Shares                             -               -               -
      Investor A/Class A Shares                                -               -               -
      Investor B/Class B Shares                                -               -               -

TOTAL DISTRIBUTIONS:                                     (14,279)        (88,959)       (103,238)
                                                         -------       ---------       ---------

PAID-IN-CAPITAL:

    Institutional/Class I Shares
      Shares Issued                                      337,382       2,925,982       3,263,364
      Shares Issued in Lieu of Cash Distributions              -             538             538
      Shares Redeemed                                   (376,217)     (2,840,334)     (3,216,551)
    Net Institutional/Class I Share Transactions         (38,835)         86,186          47,351
                                                         -------       ---------       ---------

    Investor A/Class A Shares
      Shares Issued                                       67,740       2,430,586       2,498,326
      Shares Issued in Lieu of Cash Distributions            170          20,184          20,354
      Shares Redeemed                                    (66,052)     (2,213,338)     (2,279,390)
    Net Investor A/Class A Share Transactions              1,858         237,432         239,290
                                                         -------       ---------       ---------

    Investor B/Class B Shares
      Shares Issued                                          475           1,605           2,080
      Shares Issued in Lieu of Cash Distributions             11               6              17
      Shares Redeemed                                       (661)         (1,407)         (2,068)
    Net Investor B/Class B Share Transactions               (175)            204              29
                                                         -------       ---------       ---------

INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS:                                 (37,152)        323,822         286,670
                                                         -------       ---------       ---------

BEGINNING OF PERIOD:                                     644,241       3,494,510       4,138,751
                                                         -------       ---------       ---------

END OF PERIOD:                                           607,089       3,818,443       4,425,532
                                                         -------       ---------       ---------

                    PROFORMA COMBINED SCHEDULE OF INVESTMENTS
                              ARMADA MONEY MARKET/
                           PARKSTONE PRIME OBLIGATIONS
                                 AS OF 11/30/99

                                        Proforma                                                                        Proforma
      Armada          Parkstone         Combined                                     Armada          Parkstone          Combined
    Shares/Par       Shares/Par        Shares/Par      Security Description       Market Value     Market Value       Market Value
    ----------       ----------        ----------      --------------------       ------------     ------------       ------------

            0.00    5,000,000.00       5,000,000.00  ALLSTATE FRN                          0.00    5,000,000.00        5,000,000.00
   15,000,000.00   10,000,000.00      25,000,000.00  ABBEY NAT'L BANK  (5.13%)    14,995,706.18    9,997,137.45       24,992,843.63
   10,000,000.00            0.00      10,000,000.00  ABBEY NATIONAL                9,910,000.00            0.00        9,910,000.00
   15,000,000.00            0.00      15,000,000.00  ABBEY NATIONAL               14,784,916.66            0.00       14,784,916.66
   15,000,000.00            0.00      15,000,000.00  ABBEY NAT'L CP  (4.97%)      15,000,000.00            0.00       15,000,000.00
   15,000,000.00    5,000,000.00      20,000,000.00  ABBEY NAT'L CP  (5.355%)     14,995,537.50    4,998,513.89       19,994,051.39
   15,000,000.00    5,000,000.00      20,000,000.00  ABBEY NATIONAL    CP         14,979,975.00    4,993,325.00       19,973,300.00
   18,750,000.00            0.00      18,750,000.00  AKZO NOBEL                   18,472,083.34            0.00       18,472,083.34
            0.00    5,000,000.00       5,000,000.00  AKZO NOBEL                            0.00    4,921,861.11        4,921,861.11
   25,000,000.00    5,000,000.00      30,000,000.00  AKZO NOBEL                   24,598,500.00    4,919,700.00       29,518,200.00
   10,000,000.00            0.00      10,000,000.00  AKZO NOBEL                    9,834,055.55            0.00        9,834,055.55
   15,000,000.00    5,000,000.00      20,000,000.00  AKZO NOBEL                   14,729,437.50    4,909,812.50       19,639,250.00
   15,000,000.00            0.00      15,000,000.00  ALLSTATE CORP CP (5.75%)     14,849,062.50            0.00       14,849,062.50
   15,000,000.00            0.00      15,000,000.00  ALLSTATE CORPORATION   CP    14,753,658.34            0.00       14,753,658.34
   15,000,000.00            0.00      15,000,000.00  ALCOA            CP          15,000,000.00            0.00       15,000,000.00
   15,000,000.00            0.00      15,000,000.00  ALCOA  CP                    14,984,541.67            0.00       14,984,541.67
   15,000,000.00    5,000,000.00      20,000,000.00  AMERICAN EXPRESS CO          14,878,520.83    4,963,386.11       19,841,906.94
   15,000,000.00    5,000,000.00      20,000,000.00  AMERICAN EXPRESS CO          14,860,466.66    4,953,488.89       19,813,955.55
   10,000,000.00            0.00      10,000,000.00  AMERICAN EXPRESS              9,908,008.34            0.00        9,908,008.34
   30,000,000.00    5,000,000.00      35,000,000.00  AMERICAN EXPRESS CO          29,700,337.50    4,950,691.66       34,651,029.16
   15,000,000.00                      15,000,000.00  AMERICAN EXPRESS             14,845,775.00            0.00       14,845,775.00
   15,000,000.00    5,000,000.00      20,000,000.00  AMERICAN EXPRESS CO          14,845,125.00    4,948,375.00       19,793,500.00
   15,000,000.00            0.00      15,000,000.00  AMERICAN GENERAL CORP        14,817,812.50            0.00       14,817,812.50
   15,000,000.00            0.00      15,000,000.00  AMERICAN GENERAL CORP        14,780,083.34            0.00       14,780,083.34
   25,000,000.00    5,000,000.00      30,000,000.00  AMERICAN GENERAL CORP        24,576,354.17    4,915,270.83       29,491,625.00
   15,000,000.00    5,000,000.00      20,000,000.00  AM HOME PROD CP  (5.42%)     14,875,791.67    4,958,597.22       19,834,388.89
   15,000,000.00            0.00      15,000,000.00  AMERICAN HOME PRODUCTS       14,843,025.00            0.00       14,843,025.00
   15,000,000.00    5,000,000.00      20,000,000.00  AMERICAN HOME CP  (5.72%)    14,816,483.33    4,938,827.78       19,755,311.11
    5,836,000.00            0.00       5,836,000.00  AMERICAN HOME PROD            5,757,959.71            0.00        5,757,959.71
   15,000,000.00    5,000,000.00      20,000,000.00  AMERICAN HOME PPRODUCTS      14,772,000.00    4,924,000.00       19,696,000.00

   15,000,000.00            0.00      15,000,000.00  AMERICAN HOME PRODUCTS       14,719,687.50            0.00       14,719,687.50
   25,000,000.00            0.00      25,000,000.00  AT & T CORP                  24,996,333.33            0.00       24,996,333.33
   15,000,000.00    5,000,000.00      20,000,000.00  AT&T FLOATER  (Q13)          14,996,311.48    4,998,770.49       19,995,081.97
   15,000,000.00            0.00      15,000,000.00  TRAVELERS FDG (Q/29)         15,000,000.00            0.00       15,000,000.00
   15,000,000.00            0.00      15,000,000.00  ARCHER DANIELS               14,698,650.00            0.00       14,698,650.00
   15,000,000.00            0.00      15,000,000.00  ASSOC FIRST CP  (5.70%)      14,814,750.00            0.00       14,814,750.00
   15,000,000.00            0.00      15,000,000.00  ASSOC FIRST CP  (5.71%)      14,783,495.83            0.00       14,783,495.83
   15,000,000.00            0.00      15,000,000.00  ASSOC FIRST CP  (5.32%)      14,988,916.67            0.00       14,988,916.67
    5,000,000.00            0.00       5,000,000.00  ASSOC FIRST CAP (5.31%)       4,994,837.50            0.00        4,994,837.50
   15,000,000.00    5,000,000.00      20,000,000.00  ATLANTIC RICHFLD  (5.30%)    14,997,791.67    4,999,263.89       19,997,055.56
   15,000,000.00    5,000,000.00      20,000,000.00  BP AMOCO  (4.86%)            14,890,650.00    4,963,550.00       19,854,200.00
   38,325,000.00            0.00      38,325,000.00  BAKER HUGHES                 38,325,000.00            0.00       38,325,000.00
   15,000,000.00   10,000,000.00      25,000,000.00  BANK OF MONTREAL (5.16%)     14,997,562.19    9,998,374.80       24,995,936.99
    9,000,000.00    4,915,000.00      13,915,000.00  BASS FINANCIAL                8,895,807.50    4,858,099.32       13,753,906.82
            0.00    5,000,000.00       5,000,000.00  BASS FINANCIAL                        0.00    4,932,331.94        4,932,331.94
   14,190,000.00    5,000,000.00      19,190,000.00  BASS FINANCIAL               13,995,313.20    4,931,400.00       18,926,713.20
   15,000,000.00    5,000,000.00      20,000,000.00  BASS FINANCE LTD             14,988,937.50    4,996,312.50       19,985,250.00
   15,610,000.00            0.00      15,610,000.00  BASS FINANCIAL               15,610,000.00            0.00       15,610,000.00
   20,000,000.00    5,000,000.00      25,000,000.00  BAYERISCHE LANDISBANK        20,000,000.00    5,000,000.00       25,000,000.00
   20,000,000.00    5,000,000.00      25,000,000.00  BAYERISCHE LANDISBANK        20,000,000.00    5,000,000.00       25,000,000.00
   21,800,000.00            0.00      21,800,000.00  BELL ATLANTIC FIN SVCS       21,647,932.89            0.00       21,647,932.89
   15,000,000.00            0.00      15,000,000.00  BELL SOUTH CAPL FDG          14,867,083.34            0.00       14,867,083.34
   10,000,000.00            0.00      10,000,000.00  ALLSTATE FUNDING (Q1)        10,000,000.00            0.00       10,000,000.00
   10,000,000.00            0.00      10,000,000.00  ALLSTATE FUNDING (M1)        10,000,000.00            0.00       10,000,000.00
    7,650,000.00            0.00       7,650,000.00  BROWN FOREMAN                 7,595,302.50            0.00        7,595,302.50
   10,000,000.00            0.00      10,000,000.00  BROWN FOREMAN CORP            9,906,583.33            0.00        9,906,583.33
   13,715,000.00            0.00      13,715,000.00  BROWN FOREMAN                13,715,000.00            0.00       13,715,000.00
   10,000,000.00            0.00      10,000,000.00  CORP ASSET FUNDING     CP     9,921,055.56            0.00        9,921,055.56
            0.00    5,000,000.00       5,000,000.00  CAMPBELL SOUP                         0.00    5,000,000.00        5,000,000.00
   15,000,000.00            0.00      15,000,000.00  CAMPBELL SOUP                15,000,000.00            0.00       15,000,000.00
   15,000,000.00    5,000,000.00      20,000,000.00  CARGILL INC CP  (5.42%)      14,889,341.67    4,963,113.89       19,852,455.56
   15,000,000.00            0.00      15,000,000.00  CARGILL INC  CP  (5.70%)     14,897,875.00            0.00       14,897,875.00
   12,475,000.00            0.00      12,475,000.00  CARGILL INC CP  (5.72%)      12,387,785.89            0.00       12,387,785.89
   15,000,000.00            0.00      15,000,000.00  CARGILL INC CP  (5.40%)      14,887,500.00            0.00       14,887,500.00
   15,000,000.00            0.00      15,000,000.00  CARGILL INC CP  (5.42%)      14,884,825.00            0.00       14,884,825.00
   15,000,000.00    5,000,000.00      20,000,000.00  CATERPILLAR FINANCIAL        14,785,658.33    4,928,552.78       19,714,211.11
   17,200,000.00    5,000,000.00      22,200,000.00  CATERPILLAR FINANCIAL        16,906,262.23    4,914,611.11       21,820,873.34
   10,000,000.00            0.00      10,000,000.00  ALLSTATE FND (Q30/Q1)        10,000,000.00            0.00       10,000,000.00
   15,000,000.00    5,000,000.00      20,000,000.00  CIESCO                       14,864,666.67    4,954,888.89       19,819,555.56
   15,000,000.00            0.00      15,000,000.00  CIESCO LP                    14,876,666.67            0.00       14,876,666.67

   15,000,000.00            0.00      15,000,000.00  CIESCO L.P.                  14,827,916.66            0.00       14,827,916.66
   15,000,000.00            0.00      15,000,000.00  CIESCO                       14,984,541.67            0.00       14,984,541.67
   15,000,000.00    5,000,000.00      20,000,000.00  CIESCO  L.P.                 14,973,250.00    4,991,083.33       19,964,333.33
   25,000,000.00    5,000,000.00      30,000,000.00  CIESCO L.P.                  25,000,000.00    5,000,000.00       30,000,000.00
  205,000,000.00            0.00     205,000,000.00  REPO (5.75 %)  BOSTON       205,000,000.00            0.00      205,000,000.00
   64,202,000.00            0.00      64,202,000.00  REPO (5.69 %) LEHM           64,202,000.00            0.00       64,202,000.00
   25,000,000.00            0.00      25,000,000.00  REPO (5.72 %) PRUD           25,000,000.00            0.00       25,000,000.00
    8,500,000.00            0.00       8,500,000.00  COLGATE PALMOLIVE             8,431,527.77            0.00        8,431,527.77
   15,000,000.00    5,000,000.00      20,000,000.00  COMERICA BANK FRN (M31/M)    14,994,435.18    4,998,145.06       19,992,580.24
   15,000,000.00            0.00      15,000,000.00  TRAVELERS FDG  (M17)         15,000,000.00            0.00       15,000,000.00
            0.00    5,000,000.00       5,000,000.00  CORPORATE ASSET FUNDING               0.00    4,957,986.11        4,957,986.11
   28,664,000.00    5,000,000.00      33,664,000.00  CORPORATE ASSET FUNDING      28,394,281.48    4,953,100.00       33,347,381.48
   10,000,000.00            0.00      10,000,000.00  CORP ASSET CP  (5.91 %)       9,904,783.33            0.00        9,904,783.33
   15,000,000.00    5,000,000.00      20,000,000.00  CORPORATE ASSET FUNDING      14,822,500.00    4,940,833.34       19,763,333.34
   10,000,000.00            0.00      10,000,000.00  CORPORATE ASET FDG            9,998,513.89            0.00        9,998,513.89
   15,000,000.00    5,000,000.00      20,000,000.00  CORPORATE ASSET FDG          14,973,500.00    4,991,166.67       19,964,666.67
   10,000,000.00            0.00      10,000,000.00  CORPORATE ASSET FDG           9,977,083.33            0.00        9,977,083.33
   15,000,000.00    5,000,000.00      20,000,000.00  DAIMLER CHRYSLER MONTHLY     14,989,235.80    4,996,411.93       19,985,647.73
   15,000,000.00            0.00      15,000,000.00  DAIMLER CHRYSLER             14,742,312.50            0.00       14,742,312.50
   15,000,000.00    5,000,000.00      20,000,000.00  DAIMLER CHRYSLER (5.31%)     14,984,512.50    4,994,837.50       19,979,350.00
   25,000,000.00    5,000,000.00      30,000,000.00  DAIMLER CHRYSLER (5.31%)     24,948,316.67    4,989,675.00       29,937,991.67
   15,000,000.00            0.00      15,000,000.00  DAIMLER CHRYSLER (5.55%)     14,854,312.50            0.00       14,854,312.50
   15,000,000.00            0.00      15,000,000.00  DAIMLER CHRYSLER  (5.59%)    14,836,958.33            0.00       14,836,958.33
   15,000,000.00            0.00      15,000,000.00  DAIMLER CHRYSLER (5.70%)     14,783,875.00            0.00       14,783,875.00
   15,000,000.00            0.00      15,000,000.00  JOHN DEERE                   14,898,150.00            0.00       14,898,150.00
   20,000,000.00            0.00      20,000,000.00  JOHN DEERE CAP               19,754,027.77            0.00       19,754,027.77
   15,000,000.00            0.00      15,000,000.00  DELAWARE FUNDING             14,893,395.83            0.00       14,893,395.83
   10,000,000.00    5,000,000.00      15,000,000.00  DELAWARE FDG                  9,922,000.00    4,961,000.00       14,883,000.00
   10,000,000.00            0.00      10,000,000.00  DELAWARE FUNDING              9,915,277.78            0.00        9,915,277.78
            0.00    5,000,000.00       5,000,000.00  DELAWARE FUNDING                      0.00    4,958,704.17        4,958,704.17
   35,000,000.00            0.00      35,000,000.00  DELAWARE FUNDING CP          34,690,250.00            0.00       34,690,250.00
   15,000,000.00            0.00      15,000,000.00  DELAWARE FDG CP  (5.80%)     14,798,725.00            0.00       14,798,725.00
            0.00    5,000,000.00       5,000,000.00  DELAWARE FUNDING CP                   0.00    4,932,908.33        4,932,908.33
   15,000,000.00            0.00      15,000,000.00  DEN DANSKE                   14,861,812.50            0.00       14,861,812.50
   20,000,000.00    5,000,000.00      25,000,000.00  DEN DANSKE CP  (5.34%)       19,961,415.28    4,990,358.33       24,951,773.61
   15,000,000.00            0.00      15,000,000.00  DEN DANSKE      CP           14,953,362.50            0.00       14,953,362.50
   20,000,000.00            0.00      20,000,000.00  DEN DANSKE                   19,860,466.67            0.00       19,860,466.67
   15,000,000.00            0.00      15,000,000.00  DEN DANSKE                   14,858,833.33            0.00       14,858,833.33
            0.00    5,000,000.00       5,000,000.00  DEN DANSKE                            0.00    4,870,958.34        4,870,958.34
   15,000,000.00            0.00      15,000,000.00  DEN DANSKE                   14,783,804.16            0.00       14,783,804.16

   15,000,000.00            0.00      15,000,000.00  DEUTCHE BANK                 14,916,983.33            0.00       14,916,983.33
   15,000,000.00    5,000,000.00      20,000,000.00  DEUTCHE BANK FIN  (5.74%)    14,882,808.33    4,960,936.11       19,843,744.44
   15,000,000.00    5,000,000.00      20,000,000.00  DEUTCHE BANK CP  (5.34%)     14,968,850.00    4,989,616.67       19,958,466.67
   25,000,000.00            0.00      25,000,000.00  DEUTCHE BANK NY              24,996,753.20            0.00       24,996,753.20
   15,000,000.00            0.00      15,000,000.00  DEUTSCHE BANK (5.05%)        14,998,288.04            0.00       14,998,288.04
   10,000,000.00    5,000,000.00      15,000,000.00  DIAGEO CP  (5.55%)            9,935,250.00    4,967,625.00       14,902,875.00
   45,000,000.00    5,000,000.00      50,000,000.00  DIAGEO PLC                   44,643,000.00    4,960,333.33       49,603,333.33
   15,000,000.00    5,000,000.00      20,000,000.00  DIAGEO CP  (5.50%)           14,839,583.33    4,946,527.78       19,786,111.11
   15,000,000.00    5,000,000.00      20,000,000.00  DIAGEO PLC                   14,697,916.67    4,899,305.56       19,597,222.23
   15,000,000.00            0.00      15,000,000.00  DIAGEO PLC                   14,695,729.16            0.00       14,695,729.16
   25,000,000.00    5,000,000.00      30,000,000.00  DRESDNER BANK 5.81%          24,838,611.11    4,967,722.22       29,806,333.33
   15,000,000.00            0.00      15,000,000.00  DRESDNER CP (5.40%)          14,874,000.00            0.00       14,874,000.00
   30,000,000.00    5,000,000.00      35,000,000.00  DRESDNER CP  (5.35%)         29,937,583.33    4,989,597.22       34,927,180.55
   15,000,000.00    5,000,000.00      20,000,000.00  EASTMAN KODAK                14,879,745.83    4,959,915.28       19,839,661.11
   15,000,000.00            0.00      15,000,000.00  EATON CORP CP  (4.95%)       14,874,187.50            0.00       14,874,187.50
   10,000,000.00    5,000,000.00      15,000,000.00  EATON CORP  CP  (5.47%)       9,925,547.22    4,962,365.28       14,887,912.50
   25,000,000.00   10,000,000.00      35,000,000.00  FHLB FLOATER (Q24/TUE)       25,000,000.00   10,000,000.00       35,000,000.00
   50,000,000.00    5,000,000.00      55,000,000.00  FNMA DISC NOTE (5.265)       49,963,402.78    4,996,340.28       54,959,743.06
   15,000,000.00    5,000,000.00      20,000,000.00  FORD MOTOR CREDIT CO         14,917,691.67    4,972,563.89       19,890,255.56
   15,000,000.00            0.00      15,000,000.00  FMCC                         14,911,350.00            0.00       14,911,350.00
   15,000,000.00            0.00      15,000,000.00  FORD MOTOR CREDIT CORP CP    14,904,833.33            0.00       14,904,833.33
   15,000,000.00            0.00      15,000,000.00  FMCC CP  (5.56%)             14,858,683.33            0.00       14,858,683.33
   15,000,000.00            0.00      15,000,000.00  FMCC                         14,676,920.83            0.00       14,676,920.83
   15,000,000.00    5,000,000.00      20,000,000.00  FMCC                         14,659,916.66    4,886,638.89       19,546,555.55
   10,000,000.00            0.00      10,000,000.00  FORD MOTOR CR CP (5.28%)      9,979,466.67            0.00        9,979,466.67
   15,000,000.00            0.00      15,000,000.00  FORTUNE BRANDS CP (5.40%)    14,822,250.00            0.00       14,822,250.00
    5,000,000.00    5,000,000.00      10,000,000.00  GE CAPITAL CP  (5.73%)        4,933,150.00    4,933,150.00        9,866,300.00
   15,000,000.00            0.00      15,000,000.00  GE CAPITAL INT'L  (5.73%)    14,732,600.00            0.00       14,732,600.00
   10,000,000.00            0.00      10,000,000.00  GE CAPITAL CP (5.33%)         9,977,791.67            0.00        9,977,791.67
   20,000,000.00            0.00      20,000,000.00  GANNETT                      19,838,027.78            0.00       19,838,027.78
   15,000,000.00            0.00      15,000,000.00  GENERAL ELECTRIC CAP CORP    14,875,204.17            0.00       14,875,204.17
   10,000,000.00    5,000,000.00      15,000,000.00  GE CAPITAL  (4.95%)           9,912,000.00    4,956,000.00       14,868,000.00
   15,000,000.00    5,000,000.00      20,000,000.00  GE CAPITAL CP  (5.08%)       14,837,016.67    4,938,400.00       19,775,416.67
            0.00    5,000,000.00       5,000,000.00  GENERAL ELECTRIC                      0.00    4,897,975.00        4,897,975.00
   15,000,000.00            0.00      15,000,000.00  GE CAP  CP  (5.72%)          14,816,483.33            0.00       14,816,483.33
   15,000,000.00            0.00      15,000,000.00  GE CAPITAL CP  (5.72%)       14,783,116.67            0.00       14,783,116.67
   15,000,000.00   10,000,000.00      25,000,000.00  GMAC CP  (5.42%)             14,873,533.33    9,911,255.55       24,784,788.88
   15,000,000.00            0.00      15,000,000.00  GMAC                         14,827,916.66            0.00       14,827,916.66
   10,000,000.00            0.00      10,000,000.00  GMAC CP                       9,867,000.00            0.00        9,867,000.00
   15,000,000.00            0.00      15,000,000.00  GMAC                         14,798,479.17            0.00       14,798,479.17

   15,000,000.00    5,000,000.00      20,000,000.00  GMAC CP  (5.38%)             14,748,933.33    4,916,311.11       19,665,244.44
   15,000,000.00            0.00      15,000,000.00  GMAC                         14,860,233.33            0.00       14,860,233.33
   15,000,000.00            0.00      15,000,000.00  GILLETTE CO                  14,997,800.00            0.00       14,997,800.00
   10,000,000.00            0.00      10,000,000.00  GLAXO WELLCOME                9,887,611.11            0.00        9,887,611.11
   25,000,000.00            0.00      25,000,000.00  GLAXO WELLCOME               24,654,666.67            0.00       24,654,666.67
            0.00    5,000,000.00       5,000,000.00  GLAXO WELLCOME                        0.00    4,935,866.66        4,935,866.66
   25,000,000.00    5,000,000.00      30,000,000.00  GLAXO WELLCOME               24,593,750.00    4,918,750.00       29,512,500.00
    9,000,000.00            0.00       9,000,000.00  GOLDEN PEANUT                 8,834,800.00            0.00        8,834,800.00
   11,416,384.57            0.00      11,416,384.57  FSQ PREMIUM MM #483          11,416,384.57            0.00       11,416,384.57
   25,000,000.00    5,000,000.00      30,000,000.00  GREAT LAKES CHEM CORP        24,798,215.28    4,959,643.06       29,757,858.34
   15,000,000.00            0.00      15,000,000.00  GREAT LAKES CHEMICAL         14,861,633.34            0.00       14,861,633.34
   10,000,000.00            0.00      10,000,000.00  GREAT LAKES CHEMICAL          9,900,875.00            0.00        9,900,875.00
   15,000,000.00            0.00      15,000,000.00  CIESCO L.P. (M17/M)          14,996,803.28            0.00       14,996,803.28
   11,600,000.00            0.00      11,600,000.00  GUARDIAN INDUSTRIES          11,516,866.67            0.00       11,516,866.67
            0.00    5,000,000.00       5,000,000.00  GUARDIAN INDUSTRIES                   0.00    4,963,150.00        4,963,150.00
    5,000,000.00    5,000,000.00      10,000,000.00  GUARDIAN INDUSTRIES           4,952,472.22    4,952,472.22        9,904,944.44
   12,012,000.00            0.00      12,012,000.00  JOHN HANCOCK CAP CORP        11,923,912.00            0.00       11,923,912.00
   10,000,000.00            0.00      10,000,000.00  HASBRO INC CP  (5.38%)        9,940,222.22            0.00        9,940,222.22
   15,000,000.00            0.00      15,000,000.00  HASBRO INC CP  (5.03%)       14,897,304.17            0.00       14,897,304.17
   15,000,000.00            0.00      15,000,000.00  GMAC CP  (5.69%)             14,834,041.67            0.00       14,834,041.67
   14,380,000.00            0.00      14,380,000.00  HASBRO INC                   14,363,031.60            0.00       14,363,031.60
   10,859,000.00            0.00      10,859,000.00  HASBRO INC                   10,836,618.39            0.00       10,836,618.39
            0.00    5,000,000.00       5,000,000.00  HENKEL                                0.00    4,964,166.67        4,964,166.67
   12,000,000.00            0.00      12,000,000.00  HENKEL                       11,888,280.00            0.00       11,888,280.00
   12,000,000.00            0.00      12,000,000.00  HENKEL                       11,874,000.00            0.00       11,874,000.00
   17,000,000.00            0.00      17,000,000.00  HENKEL                       16,803,140.00            0.00       16,803,140.00
   15,000,000.00            0.00      15,000,000.00  HENKEL CP  (5.32%)           14,966,812.50            0.00       14,966,812.50
   10,000,000.00            0.00      10,000,000.00  HOUSEHOLD FINANCE CORP        9,895,700.00            0.00        9,895,700.00
   30,000,000.00    5,000,000.00      35,000,000.00  HOUSEHOLD FIN CP  (5.70%)    29,799,625.00    4,966,750.00       34,766,375.00
   15,000,000.00            0.00      15,000,000.00  HOUSEHOLD FINANCE            14,881,200.00            0.00       14,881,200.00
   15,000,000.00            0.00      15,000,000.00  HOUSEHOLD FIN CP  (5.71%)    14,864,387.50            0.00       14,864,387.50
            0.00    5,000,000.00       5,000,000.00  HOUSEHOLD                             0.00    4,947,850.00        4,947,850.00
   15,000,000.00            0.00      15,000,000.00  HOUSEHOLD FIN CP  (5.65%)    14,849,333.33            0.00       14,849,333.33
   15,000,000.00    5,000,000.00      20,000,000.00  HOUSEHOLD FIN CP  (5.30%)    14,997,791.67    4,999,263.89       19,997,055.56
   10,000,000.00            0.00      10,000,000.00  KEY BANK NA  (Q20)            9,993,448.13            0.00        9,993,448.13
   15,000,000.00            0.00      15,000,000.00  LUCENT TECH CP  (4.98%)      14,883,800.00            0.00       14,883,800.00
   10,000,000.00            0.00      10,000,000.00  LUCENT TECH INC  (4.91%)      9,914,075.00            0.00        9,914,075.00
   10,000,000.00            0.00      10,000,000.00  LUCENT TECH  (5.10%)          9,882,416.67            0.00        9,882,416.67
   10,000,000.00            0.00      10,000,000.00  MONSANTO CP  (5.40%)          9,926,500.00            0.00        9,926,500.00
   10,000,000.00    5,000,000.00      15,000,000.00  MONSANTO                      9,820,488.89    4,910,244.44       14,730,733.33


    5,000,000.00    4,500,000.00       9,500,000.00  MONSANTO CP  (5.40%)          4,964,000.00    4,467,600.00        9,431,600.00
   13,980,000.00            0.00      13,980,000.00  MONSANTO                     13,724,562.10            0.00       13,724,562.10
   14,000,000.00            0.00      14,000,000.00  MONSANTO COMPANY             13,735,221.11            0.00       13,735,221.11
    7,821,000.00            0.00       7,821,000.00  MOTOROLA CREDIT               7,694,995.00            0.00        7,694,995.00
   11,000,000.00            0.00      11,000,000.00  NATIONAL RURAL UTIL          10,851,133.34            0.00       10,851,133.34
   15,000,000.00            0.00      15,000,000.00  NY LIFE CP (5.30%)           14,997,791.67            0.00       14,997,791.67
   15,000,000.00    5,000,000.00      20,000,000.00  NY LIFE CP  (5.30%)          14,984,541.67    4,994,847.22       19,979,388.89
   10,000,000.00            0.00      10,000,000.00  PACCAR                        9,905,750.00            0.00        9,905,750.00
   10,000,000.00    5,000,000.00      15,000,000.00  PEMEX (LOC)                   9,992,611.11    4,996,305.56       14,988,916.67
   10,000,000.00            0.00      10,000,000.00  POTOMAC ELECTRIC POWER CO     9,885,958.33            0.00        9,885,958.33
            0.00    4,490,000.00       4,490,000.00  PREFERRED RECEIVABLES                 0.00    4,461,713.00        4,461,713.00
   15,000,000.00    5,735,000.00      20,735,000.00  PREFERRED RECEIVABLES        14,878,600.00    5,688,584.73       20,567,184.73
   10,000,000.00            0.00      10,000,000.00  PREFERRED RECEIVABLES FDG     9,894,825.00            0.00        9,894,825.00
   15,000,000.00            0.00      15,000,000.00  PREF RECEIVABLES  (5.85%)    14,834,250.00            0.00       14,834,250.00
            0.00    5,000,000.00       5,000,000.00  PREF RECEIVABLES                      0.00    4,964,166.67        4,964,166.67
   15,000,000.00            0.00      15,000,000.00  PREF RECEIVABLES             14,892,500.00            0.00       14,892,500.00
   15,000,000.00            0.00      15,000,000.00  PREFERRED RECEIVABLES        14,997,766.67            0.00       14,997,766.67
   15,000,000.00            0.00      15,000,000.00  PREFERRED RECEIVABLES        14,957,725.00            0.00       14,957,725.00
   25,000,000.00            0.00      25,000,000.00  PRUDENTIAL FUNDING CP        24,836,611.11            0.00       24,836,611.11
   10,000,000.00            0.00      10,000,000.00  PRUDENTIAL FUNDING            9,932,805.56            0.00        9,932,805.56
   15,000,000.00    5,000,000.00      20,000,000.00  PRUDENTIAL FDG CP (5.75%)    14,899,375.00    4,966,458.33       19,865,833.33
   10,000,000.00    5,000,000.00      15,000,000.00  PRUDENTIAL FDG CP (5.75%)     9,921,736.11    4,960,868.05       14,882,604.16
   40,000,000.00    5,000,000.00      45,000,000.00  PRUDENTIAL FUNDING           39,629,933.34    4,954,422.22       44,584,355.56
            0.00    5,000,000.00       5,000,000.00  PRUDENTIAL FUNDING                    0.00    4,899,025.00        4,899,025.00
            0.00   10,000,000.00      10,000,000.00  RABOBANK, NY                          0.00    9,998,018.18        9,998,018.18
   25,000,000.00            0.00      25,000,000.00  RABOBANK, NY CD (5.13%)      24,995,045.45            0.00       24,995,045.45
   15,000,000.00    5,000,000.00      20,000,000.00  ROYAL BANK, CANADA           14,938,166.67    4,979,388.89       19,917,555.56
   15,000,000.00            0.00      15,000,000.00  SBC                          14,881,583.33            0.00       14,881,583.33
   15,000,000.00    5,000,000.00      20,000,000.00  ST. PAUL COS CP  (5.63%)     14,835,791.67    4,945,263.89       19,781,055.56
   15,000,000.00            0.00      15,000,000.00  ST. PAUL COS.                14,828,416.67            0.00       14,828,416.67
   30,000,000.00    5,000,000.00      35,000,000.00  ST. PAUL COS CP  (5.70%)     29,593,300.00    4,933,500.00       34,526,800.00
   15,000,000.00    5,000,000.00      20,000,000.00  SONOCO PRODUCTS  (5.75%)     14,750,833.33    4,916,944.45       19,667,777.78
   10,000,000.00            0.00      10,000,000.00  SOUTHERN CAL ED               9,979,311.11            0.00        9,979,311.11
   10,000,000.00            0.00      10,000,000.00  HENKEL CP  (5.31%)            9,980,825.00            0.00        9,980,825.00
   25,000,000.00            0.00      25,000,000.00  SOUTHERN CO.                 24,713,194.44            0.00       24,713,194.44
   22,000,000.00    5,000,000.00      27,000,000.00  THE SOUTHERN CO              21,746,175.00    4,942,312.50       26,688,487.50
    9,100,000.00            0.00       9,100,000.00  SOUTHERN CO CP  (5.65%)       8,992,885.42            0.00        8,992,885.42
   15,000,000.00    5,000,000.00      20,000,000.00  SOUTHERN CO                  14,800,500.00    4,933,500.00       19,734,000.00
    9,650,000.00    5,000,000.00      14,650,000.00  STANLEY WORKS CP  (5.65%)     9,543,984.03    4,945,069.44       14,489,053.47
   15,000,000.00    5,000,000.00      20,000,000.00  STANLEY WORKS CP             14,783,116.67    4,927,705.55       19,710,822.22

   10,000,000.00            0.00      10,000,000.00  STANLEY WORKS                 9,827,333.33            0.00        9,827,333.33
   15,000,000.00            0.00      15,000,000.00  STANLEY WORKS                14,731,666.67            0.00       14,731,666.67
    6,000,000.00            0.00       6,000,000.00  STANLEY WORKS                 5,999,116.67            0.00        5,999,116.67
   25,000,000.00   10,000,000.00      35,000,000.00  SLMA (Q10/TUES)              24,994,815.57    9,997,926.23       34,992,741.80
   30,000,000.00            0.00      30,000,000.00  SLMA  (Q27/TUES)             29,975,581.97            0.00       29,975,581.97
   50,000,000.00   10,000,000.00      60,000,000.00  SLMA (3MO T-BILL+70BPS)      49,976,571.04    9,995,314.21       59,971,885.25
   24,000,000.00            0.00      24,000,000.00  SLMA CALLABLE NOTE 5.05%     24,000,000.00            0.00       24,000,000.00
   25,000,000.00    5,000,000.00      30,000,000.00  SVENSKA                      24,628,416.67    4,925,683.33       29,554,100.00
   15,000,000.00    5,000,000.00      20,000,000.00  SVENSKA CP   (5.33%)         14,955,583.33    4,985,194.44       19,940,777.77
   25,000,000.00    5,000,000.00      30,000,000.00  SVENSKA   5.34%              24,896,166.67    4,979,233.33       29,875,400.00
   20,000,000.00            0.00      20,000,000.00  SYSCO                        19,861,166.67            0.00       19,861,166.67
   15,000,000.00   10,000,000.00      25,000,000.00  TRANSAMERICA FINANCE         14,860,000.00    9,906,900.00       24,766,900.00
   10,000,000.00            0.00      10,000,000.00  TRANSAMERICA CP  (5.58%)      9,902,350.00            0.00        9,902,350.00
   15,000,000.00            0.00      15,000,000.00  TRANSAMERICA FINL            14,784,175.00            0.00       14,784,175.00
    5,000,000.00            0.00       5,000,000.00  TRANSAMERICA FINANCIAL        4,920,244.44            0.00        4,920,244.44
    5,000,000.00            0.00       5,000,000.00  TRANSAMERICA FIN (5.70%)      4,922,416.67            0.00        4,922,416.67
   15,000,000.00    5,000,000.00      20,000,000.00  TRANSAMERICA FIN             14,675,812.50    4,891,937.50       19,567,750.00
   10,000,000.00            0.00      10,000,000.00  TRANSAMERICA FINL             9,745,777.78            0.00        9,745,777.78
   10,000,000.00            0.00      10,000,000.00  TRANSAMERICA MTN (Q5/Q6)     10,007,337.25            0.00       10,007,337.25
   10,000,000.00    5,000,000.00      15,000,000.00  UBS AG STAMFORD (5.60%)       9,998,197.69    4,999,098.85       14,997,296.54
   35,000,000.00            0.00      35,000,000.00  WAL-MART                     35,000,000.00            0.00       35,000,000.00
            0.00   33,072,000.00      33,072,000.00  JP MORGAN                             0.00   33,072,000.00       33,072,000.00
            0.00    5,000,000.00       5,000,000.00  ALLSTATE                              0.00    5,000,000.00        5,000,000.00
            0.00   10,000,000.00      10,000,000.00  TRAVELERS                             0.00   10,000,000.00       10,000,000.00
            0.00   10,000,000.00      10,000,000.00  TRAVELERS                             0.00   10,000,000.00       10,000,000.00
            0.00   10,000,000.00      10,000,000.00  ALLSTATE                              0.00   10,000,000.00       10,000,000.00
3,913,735,384.57  617,712,000.00   4,531,447,384.57                            3,885,835,574.31  613,419,142.84    4,499,254,717.15

                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 1999
                             (Amounts in Thousands)


                                                                       Armada
                                                                     Government
                                       Parkstone U.S.   Armada      Money Market
                                         Government   Government       Fund
                                        Obligations  Money Market    Pro Forma
                                           Fund         Fund         Combined

TOTAL INVESTMENTS:                        100,515     1,669,311     1,769,826
                                          -------     ---------     ---------

ASSETS
     Cash                                       1             1             2
     Accrued Income                           152         1,976         2,128
     Investment Securities Sold                 0             0             0
    Cap Shares Sold                             0             0             0
    Other Assets                                3            68            71
TOTAL ASSETS:                             100,671     1,671,356     1,772,027
                                          -------     ---------     ---------

LIABILITIES
    Income Payable                            404         7,075         7,479
    Capital Gain Payable                        0             0             0
    Investment Securities Purchased             0             0             0
    Capital Shares Redeemed Payable             0             0             0
    Accrued Expense Payable                    90         1,695         1,785
    Other Payables                              0             0             0

TOTAL LIABILITIES:                            494         8,770         9,264
                                          -------     ---------     ---------

TOTAL NET ASSETS:                         100,177     1,662,586     1,762,763

                             STATEMENT OF OPERATIONS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)


                                                                                                    Armada
                                                                                                  Government
                                                  Parkstone U.S.      Armada                      Money Market
                                                   Government       Government                       Fund
                                                   Obligations      Money Market    ProForma       ProForma
                                                      Fund             Fund        Adjustments     Combined
INVESTMENT INCOME:

     Interest                                         2,981           42,974               0         45,955
                                                      -----           ------         -------         ------

TOTAL INCOME:                                         2,981           42,974               0         45,955
                                                      -----           ------         -------         ------

EXPENSES:

     Administrator Fees                                 129              578             (30) A         677
     Investment Advisory Fees                           220            2,890               -          3,110
     Waiver of Investment Advisory Fees                  (2)            (826)              -           (828)
     Transfer Agent Fees                                 34               24               -             58
     Custodian Fees                                      11               91               -            102
     Professional Fees (Audit + Legal)                    7               60              (3) A          64
     Trustee (Directors) Fees                             1               10               -             13
     Registration Fees                                    8                5               -             13
     12b-1 Fees                                           3              330              19  A         352
     Shareholder Servicing Fees                           0              435               1  A         436
     Printing Expenses                                    8               53               -             61
     Miscellaneous Expenses                               2               26               -             26

TOTAL EXPENSES:                                        (421)          (3,676)            (13)        (4,084)
                                                      -----           ------         -------         ------

NET INVESTMENT INCOME:                                2,560           39,298             (13)        41,871
                                                      -----           ------         -------         ------

     Net Realized Gains (Losses) on Investments          (1)               0               0             (1)
     Net Unrealized Appreciation (Depreciation)
     of Investment Securities                             0                0               0              0
                                                      -----           ------         -------         ------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                                   (1)               0               0             (1)
                                                      -----           ------         -------         ------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                            2,559           39,298             (13)        41,870
                                                      -----           ------         -------         ------

A-To adjust fees to reflect Armada's fee structure


                       STATEMENT OF CHANGES IN NET ASSETS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)


                                                                                          Armada
                                                                                        Government
                                                      Parkstone U.S.     Armada        Money Market
                                                       Government      Government          Fund
                                                       Obligations    Money Market       Pro Forma
                                                           Fund          Fund            Combined
INVESTMENT ACTIVITIES:
    Net Investment Income                                  2,560          39,298          41,858

    Net Realized Gain (Loss) on Securities Sold               (1)              -              (1)
    Net Increase (Decrease) in Unrealized
    Appreciation of Assets                                     -               -               -
                                                        --------      ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                                 2,559          39,298          41,857
                                                        --------      ----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net Investment Income
      Institutional/Class I Shares                        (2,506)        (25,780)        (28,286)
      Investor A/Class A Shares                              (54)        (13,533)        (13,587)
      Investor B/Class B Shares                                -               -               -
    Realized Capital Gains
      Institutional/Class I Shares                             -               -               -
      Investor A/Class A Shares                                -               -               -
      Investor B/Class B Shares                                -               -               -

TOTAL DISTRIBUTIONS:                                      (2,560)        (39,313)        (41,873)
                                                        --------      ----------      ----------
PAID-IN-CAPITAL:

    Institutional/Class I Shares
      Shares Issued                                       60,898       2,365,346       2,426,244
      Shares Issued in Lieu of Cash Distributions              -             631             631
      Shares Redeemed                                    (83,171)     (2,381,087)     (2,464,258)
    Net Institutional/Class I Share Transactions         (22,273)        (15,110)        (37,383)
                                                        --------      ----------      ----------
    Investor A/Class A Shares
      Shares Issued                                       16,938         556,936         573,874
      Shares Issued in Lieu of Cash Distributions             12           2,108           2,120
      Shares Redeemed                                    (18,006)       (541,407)       (559,413)
    Net Investor A/Class A Share Transactions             (1,056)         17,637          16,581
                                                        --------      ----------      ----------
    Investor B/Class B Shares
      Shares Issued                                            -               -               -
      Shares Issued in Lieu of Cash Distributions              -               -               -
      Shares Redeemed                                          -               -               -
    Net Investor B/Class B Share Transactions                  -               -               -

INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS:                                 (23,329)          2,527         (20,802)
                                                        --------      ----------      ----------
BEGINNING OF PERIOD:                                     123,507       1,660,074       1,783,581
                                                        --------      ----------      ----------
END OF PERIOD:                                           100,177       1,662,586       1,762,763
                                                        --------      ----------      ----------

                    PROFORMA COMBINED SCHEDULE OF INVESTMENTS
                         ARMADA GOVERNMENT MONEY MARKET/
                       PARKSTONE US GOVERNMENT OBLIGATIONS
                                 AS OF 11/30/99

                                       Proforma                                                                       Proforma
     Armada           Parkstone        Combined                                     Armada           Parkstone        Combined
   Shares/Par        Shares/Par       Shares/Par     Security Description        Market Value       Market Value     Market Value
   ----------        ----------       ----------     --------------------        ------------       ------------     ------------
  230,000,000.00            0.00    230,000,000.00  REPO (5.75 %)  BOSTON        230,000,000.00             0.00     230,000,000.00
   38,887,000.00            0.00     38,887,000.00  REPO (5.69 %) LEHM            38,887,000.00             0.00      38,887,000.00
   75,000,000.00            0.00     75,000,000.00  REPO (5.72 %) PRUD            75,000,000.00             0.00      75,000,000.00
    4,203,000.00            0.00      4,203,000.00  FFCB DISC NOTE (5.25%)         4,195,031.81             0.00       4,195,031.81
   10,000,000.00            0.00     10,000,000.00  FFCB DISC NOTE (5.09%)         9,980,205.56             0.00       9,980,205.56
   10,550,000.00    1,000,000.00     11,550,000.00  FFCB DISC NOTE (5.33%)        10,506,264.39       995,854.44      11,502,118.83
   25,000,000.00    1,000,000.00     26,000,000.00  FFCB DISC NOTE (5.61%)        24,792,100.00       991,675.00      25,783,775.00
   10,000,000.00            0.00     10,000,000.00  FFCB (5.45%)                   9,916,736.11             0.00       9,916,736.11
    8,502,000.00            0.00      8,502,000.00  FFCB DISC NOTE (5.54%)         8,428,731.65             0.00       8,428,731.65
   10,000,000.00    1,000,000.00     11,000,000.00  FFCB DISC NOTE (5.55%)         9,882,833.34       988,283.34      10,871,116.68
   10,000,000.00            0.00     10,000,000.00  FFCB DISC NOTE (5.52%)         9,868,133.33             0.00       9,868,133.33
    7,140,000.00            0.00      7,140,000.00  FFCB DISC NOTE (5.45%)         7,009,209.08             0.00       7,009,209.08
   15,000,000.00            0.00     15,000,000.00  FFCB DEBENTURE 4.75%          15,000,000.00             0.00      15,000,000.00
   10,000,000.00            0.00     10,000,000.00  FHLB DISC NOTE (5.531)         9,901,671.11             0.00       9,901,671.11
   10,000,000.00            0.00     10,000,000.00  FHLB DISC. NOTE 5.22%         10,000,000.00             0.00      10,000,000.00
   10,000,000.00            0.00     10,000,000.00  FHLMC DISC NOTE (5.26%)        9,997,077.78             0.00       9,997,077.78
   10,000,000.00    1,000,000.00     11,000,000.00  FHLB (01/12/00)                9,935,483.34       993,548.34      10,929,031.68
   20,000,000.00    1,000,000.00     21,000,000.00  FHLB DISC NOTE (5.565%)       19,864,027.78       993,204.45      20,857,232.23
   20,000,000.00            0.00     20,000,000.00  FHLB DISC. NOTE 5.39%         19,860,350.00             0.00      19,860,350.00
   10,000,000.00            0.00     10,000,000.00  FHLB DISC NOTE (5.21%)         9,926,191.67             0.00       9,926,191.67
   30,000,000.00    2,000,000.00     32,000,000.00  FHLB DISC NOTE                29,745,822.23     1,982,857.79      31,728,680.02
   10,000,000.00            0.00     10,000,000.00  FHLB DISC NOTE (5.53%)         9,910,905.55             0.00       9,910,905.55
   20,000,000.00    1,000,000.00     21,000,000.00  FHLB     DISCOUNT NOTE        19,818,863.88       991,239.72      20,810,103.60
   10,000,000.00    1,000,000.00     11,000,000.00  FHLB AGY DISCOUNT NOTE         9,904,933.33       990,493.33      10,895,426.66
   20,000,000.00    1,000,000.00     21,000,000.00  FHLB DISC. NOTE 5.39%         19,809,775.00       990,410.00      20,800,185.00
            0.00    1,000,000.00      1,000,000.00  FHLB DISC. NOTE                        0.00       990,167.11         990,167.11
   10,000,000.00    1,000,000.00     11,000,000.00  FHLB DISC NOTE (5.53%)         9,889,400.00       988,940.00      10,878,340.00
   10,000,000.00    1,000,000.00     11,000,000.00  FHLB DISC. NOTE 5.51%          9,882,147.23       988,214.73      10,870,361.96
   10,000,000.00    1,000,000.00     11,000,000.00  FHLB (5.52%)                   9,872,733.33       987,273.33      10,860,006.66

   20,000,000.00    2,000,000.00     22,000,000.00  FHLB DISC NOTE 5.0006%        19,741,466.67     1,974,146.67      21,715,613.34
   10,000,000.00    1,000,000.00     11,000,000.00  FHLB DISC NOTE (5.57%)         9,857,655.56       985,765.56      10,843,421.12
   20,000,000.00    1,000,000.00     21,000,000.00  FHLB 5.510%                   19,700,827.79       985,000.56      20,685,828.35
            0.00    1,000,000.00      1,000,000.00  FHLB DN                                0.00       979,421.95         979,421.95
    8,653,000.00            0.00      8,653,000.00  FHLB  5.51%                    8,470,234.22             0.00       8,470,234.22
   10,000,000.00    1,000,000.00     11,000,000.00  FHLB AGY DISCOUNT NOTE         9,783,000.00       978,300.00      10,761,300.00
   10,000,000.00    1,000,000.00     11,000,000.00  FHLB     DISCOUNT NOTE         9,771,741.66       977,174.16      10,748,915.82
   10,000,000.00    2,000,000.00     12,000,000.00  FHLB DISC. NOTE                9,754,475.00     1,950,716.12      11,705,191.12
   10,000,000.00            0.00     10,000,000.00  FHLB DISC. NOTE                9,738,666.67             0.00       9,738,666.67
   10,000,000.00    1,000,000.00     11,000,000.00  FHLB DISC NOTE                 9,730,208.34       973,020.84      10,703,229.18
            0.00    1,075,000.00      1,075,000.00  FHLMC DN                               0.00     1,075,000.00       1,075,000.00
   10,000,000.00    1,000,000.00     11,000,000.00  FHLMC DISC NOTE (5.26%)        9,998,538.89       999,856.94      10,998,395.83
   10,000,000.00    1,000,000.00     11,000,000.00  FHLMC DISC NOTE (5.11%)        9,988,644.44       998,864.44      10,987,508.88
   10,000,000.00    1,000,000.00     11,000,000.00  FHLMC DISC NOTE (5.14%)        9,987,150.00       998,715.00      10,985,865.00
            0.00    1,000,000.00      1,000,000.00  FHLMC DN                               0.00       998,151.11         998,151.11
   10,000,000.00            0.00     10,000,000.00  FHLMC DISC NOTE (5.24%)        9,979,622.22             0.00       9,979,622.22
   10,000,000.00    1,000,000.00     11,000,000.00  FHLMC DISC NOTE (5.35 %)       9,976,222.22       997,666.67      10,973,888.89
   10,000,000.00    1,000,000.00     11,000,000.00  FHLMC DISC NOTE (5.48%)        9,969,550.00       996,955.00      10,966,505.00
   10,000,000.00            0.00     10,000,000.00  FHLMC DISC NOTE (5.54%)        9,938,444.45             0.00       9,938,444.45
   20,666,000.00    2,073,000.00     22,739,000.00  FHLMC DISC NOTE (5.54%)       20,539,515.04     2,060,215.68      22,599,730.72
   10,000,000.00    1,000,000.00     11,000,000.00  FHLMC DISC NOTE (5.47%)        9,936,183.34       993,618.34      10,929,801.68
   30,000,000.00    1,000,000.00     31,000,000.00  FHLMC DISC NOTE (5.61%)       29,801,961.11       993,382.78      30,795,343.89
   10,000,000.00            0.00     10,000,000.00  FHLMC DISC NOTE (5.20%)        9,930,666.67             0.00       9,930,666.67
   10,000,000.00    1,000,000.00     11,000,000.00  FHLMC DISC NOTE (5.251%)       9,926,191.67       992,165.83      10,918,357.50
    8,000,000.00            0.00      8,000,000.00  FHLMC DISC NOTE (5.20%)        7,936,444.45             0.00       7,936,444.45
   17,725,000.00    2,000,000.00     19,725,000.00  FHLMC DISC NOTE (5.361%)      17,575,956.08     1,983,468.42      19,559,424.50
            0.00    1,000,000.00      1,000,000.00  FHLMC DN                               0.00       991,090.56         991,090.56
   10,000,000.00    1,000,000.00     11,000,000.00  FHLMC DISC NOTE (5.40%)        9,904,000.00       990,400.00      10,894,400.00
   20,992,000.00    1,000,000.00     21,992,000.00  FHLMC DISC NOTE (5.47%)       20,784,476.23       990,123.61      21,774,599.84
   10,000,000.00    1,000,000.00     11,000,000.00  FHLMC DISC NOTE (5.47%)        9,896,677.78       989,667.78      10,886,345.56
   20,000,000.00    1,000,000.00     21,000,000.00  FHLMC DISC NOTE (5.52 %)      19,786,208.33       989,354.16      20,775,562.49
   20,000,000.00            0.00     20,000,000.00  FHLMC DISC NOTE (5.474)       19,784,751.67             0.00      19,784,751.67
   10,000,000.00    1,000,000.00     11,000,000.00  FHLMC DISC NOTE (5.53%)        9,883,255.55       988,325.55      10,871,581.10
            0.00    1,000,000.00      1,000,000.00  FHLMC DN                               0.00       988,148.34         988,148.34
   10,000,000.00    1,000,000.00     11,000,000.00  FHLMC DISC NOTE (5.52%)        9,871,200.00       987,120.00      10,858,320.00
   20,567,000.00            0.00     20,567,000.00  FHLMC DISC NOTE (5.54%)       20,300,217.70             0.00      20,300,217.70
   10,000,000.00            0.00     10,000,000.00  FHLMC DISC NOTE (5.580%)       9,862,050.00             0.00       9,862,050.00
            0.00    1,000,000.00      1,000,000.00  FHLMC DN                               0.00       985,996.11         985,996.11
   10,000,000.00    1,000,000.00     11,000,000.00  FHLMC DISC NOTE (5.64%)        9,848,200.00       984,820.00      10,833,020.00

   20,000,000.00    1,000,000.00     21,000,000.00  FHLMC DISC NOTE (5.5400       19,674,226.67       983,734.89      20,657,961.56
   10,000,000.00    1,000,000.00     11,000,000.00  FHLMC DISC NOTE (5.76%)        9,828,302.78       982,830.28      10,811,133.06
   10,000,000.00            0.00     10,000,000.00  FHLMC DISCOUNT NOTE            9,816,333.33             0.00       9,816,333.33
   10,000,000.00    1,000,000.00     11,000,000.00  FHLMC DISC NOTE (5.587%)       9,792,039.45       979,203.95      10,771,243.40
   15,000,000.00    3,000,000.00     18,000,000.00  FHLB FLOATER (Q24/TUE)        15,000,000.00     3,000,000.00      18,000,000.00
   15,000,000.00            0.00     15,000,000.00  FHLB (FED FUNDS +4.5BPS)      14,997,233.61             0.00      14,997,233.61
   10,000,000.00    2,000,000.00     12,000,000.00  FHLB FLOATER (Q9/WED)         10,000,000.00     2,000,000.00      12,000,000.00
   10,000,000.00            0.00     10,000,000.00  FHLB (3MO TBILL+45BP)         10,000,000.00             0.00      10,000,000.00
   10,000,000.00            0.00     10,000,000.00  FHLB FLOATER  (Q06/D)          9,994,918.03             0.00       9,994,918.03
   10,000,000.00            0.00     10,000,000.00  FNMA DISC NOTE (5.51%)         9,869,902.78             0.00       9,869,902.78
   10,000,000.00    1,000,000.00     11,000,000.00  FNMA DISC NOTE (5.27%)         9,998,536.11       999,853.61      10,998,389.72
   20,000,000.00    2,000,000.00     22,000,000.00  FNMA DISC NOTE (5.265)        19,985,368.06     1,998,536.81      21,983,904.87
   10,000,000.00    1,000,000.00     11,000,000.00  FNMA DISC NOTE (5.203%)        9,991,233.33       999,123.33      10,990,356.66
   10,000,000.00    1,000,000.00     11,000,000.00  FNMA DISC NOTE (5.74%)         9,989,772.22       998,977.22      10,988,749.44
   20,000,000.00    1,000,000.00     21,000,000.00  FNMA DISC NOTE (5.10%)        19,974,125.00       998,687.50      20,972,812.50
   20,000,000.00            0.00     20,000,000.00  FNMA DISC NOTE (5.23%)        19,965,100.00             0.00      19,965,100.00
   15,000,000.00    1,000,000.00     16,000,000.00  FNMA DISC NOTE (5.24%)        14,969,433.33       997,962.22      15,967,395.55
   10,000,000.00    2,100,000.00     12,100,000.00  FNMA DISC NOTE (5.53%)         9,926,266.67     2,085,000.00      12,011,266.67
   40,000,000.00    3,000,000.00     43,000,000.00  FNMA DISC NOTE (5.57%)        39,708,722.22     2,978,097.22      42,686,819.44
   10,000,000.00    1,000,000.00     11,000,000.00  FNMA DISC NOTE (5.52%)         9,917,200.00       991,720.00      10,908,920.00
            0.00    1,000,000.00      1,000,000.00  FNMA DN                                0.00       991,848.89         991,848.89
   20,000,000.00    3,100,000.00     23,100,000.00  FNMA DISC NOTE 02/02/00       19,806,975.00     3,070,374.25      22,877,349.25
   17,985,000.00    2,000,000.00     19,985,000.00  FNMA DISC NOTE (5.61%)        17,795,293.70     1,978,897.50      19,774,191.20
   10,000,000.00            0.00     10,000,000.00  FNMA DISC NOTE (5.52%)         9,891,133.33             0.00       9,891,133.33
   20,000,000.00    1,000,000.00     21,000,000.00  FNMA DISC NOTE (5.59%)        19,759,066.67       988,018.33      20,747,085.00
   10,000,000.00    1,000,000.00     11,000,000.00  FNMA DISC NOTE (5.525)         9,838,854.17       984,745.84      10,823,600.01
   10,000,000.00    1,000,000.00     11,000,000.00  FNMA DISC NOTE (5.76%)         9,838,055.55       983,805.55      10,821,861.10
   10,000,000.00            0.00     10,000,000.00  FNMA DISC NOTE (5.53%)         9,820,275.00             0.00       9,820,275.00
   10,000,000.00            0.00     10,000,000.00  FNMA DISC NOTE (5.60%)         9,802,444.44             0.00       9,802,444.44
   20,000,000.00    1,000,000.00     21,000,000.00  FNMA DISC NOTE (5.27%)        19,592,444.44       979,622.22      20,572,066.66
   10,000,000.00            0.00     10,000,000.00  FNMA DISC NOTE (5.58%)         9,786,100.00             0.00       9,786,100.00
   10,187,000.00            0.00     10,187,000.00  FNMA DISC NOTE (5.48%)         9,962,150.27             0.00       9,962,150.27
   10,000,000.00    1,000,000.00     11,000,000.00  FNMA DISC NOTE (5.48%)         9,777,755.55       977,775.55      10,755,531.10
   10,000,000.00            0.00     10,000,000.00  FNMA DISC NOTE (5.59%)         9,759,319.45             0.00       9,759,319.45
   20,000,000.00    1,000,000.00     21,000,000.00  FNMA DISC NOTE (5.54 )        19,481,263.89       974,133.61      20,455,397.50
   10,000,000.00            0.00     10,000,000.00  FNMA FLOATING RATE             9,995,481.56             0.00       9,995,481.56
   10,293,867.01            0.00     10,293,867.01  FSQ GOVERNMENT MM #465        10,293,867.01             0.00      10,293,867.01
            0.00    1,300,000.00      1,300,000.00  SLMA DN                                0.00     1,289,337.83       1,289,337.83
   10,000,000.00            0.00     10,000,000.00  SLMA (Q10/TUES)                9,997,926.23             0.00       9,997,926.23

   20,000,000.00            0.00     20,000,000.00  SLMA  (Q27/TUES)              19,983,721.31             0.00      19,983,721.31
   12,000,000.00            0.00     12,000,000.00  SLMA FLOATER(Q13/T)           11,997,749.19             0.00      11,997,749.19
   15,000,000.00            0.00     15,000,000.00  SLMA (3MO T-BILL+70BPS)       14,992,971.31             0.00      14,992,971.31
   15,000,000.00            0.00     15,000,000.00  SLMA (Q/RATE)                 14,999,814.05             0.00      14,999,814.05
   15,000,000.00    5,000,000.00     20,000,000.00  SLMA FLOATER (Q12/T)          14,999,309.59     4,999,769.86      19,999,079.45
            0.00    4,500,000.00      4,500,000.00  SLMA VRN                               0.00     4,501,251.64       4,501,251.64
   10,000,000.00            0.00     10,000,000.00  SLMA CALLABLE NOTE 5.05%      10,000,000.00             0.00      10,000,000.00
               0         9153000      9,153,000.00  JP MORGAN 5.72%  12/01/99              0.00     9,153,000.00       9,153,000.00
1,681,350,867.01  101,301,000.00  1,782,651,867.01                             1,669,310,716.55   100,515,121.86   1,769,825,838.41

                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 1999
                             (Amounts in Thousands)


                                                                      Armada
                                                                     Tax-Exempt
                                                       Armada       Money Market
                                      Parkstone       Tax-Exempt        Fund
                                       Tax-Free      Money Market     Pro Forma
                                         Fund           Fund          Combined

TOTAL INVESTMENTS:                      88,795         531,783         620,578
                                        ------         -------         -------

ASSETS
    Cash                                     0               0               0
    Accrued Income                         479           3,652           4,131
    Investment Securities Sold               0           5,000           5,000
   Cap Shares Sold                           0               0               0
   Other Assets                              5            1078             112
TOTAL ASSETS:                           89,279         540,542         629,821
                                        ------         -------         -------

LIABILITIES
   Income Payable                          216           1,445           1,661
   Capital Gain Payable                      0               0               0
   Investment Securities Purchased           0           3,508           3,508
   Capital Shares Redeemed Payable           2               0               2
   Accrued Expense Payable                  71             507             578
   Other Payables                            0               0               0

TOTAL LIABILITIES:                         289           5,460           5,749
                                        ------         -------         -------

TOTAL NET ASSETS:                       88,990         535,082         624,072

                             STATEMENT OF OPERATIONS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)


                                                                                                       Armada
                                                                                                     Tax-Exempt
                                                                  Armada                            Money Market
                                                   Parkstone    Tax-Exempt                              Fund
                                                    Tax-Free   Money Market         ProForma          Pro Forma
                                                      Fund         Fund            Adjustments        Combined
INVESTMENT INCOME:

    Interest                                          1,589        9,795                    0           11,384
                                                      -----      -------              -------          -------

TOTAL INCOME:                                         1,589        9,795                    0           11,384
                                                      -----      -------              -------          -------

EXPENSES:

     Administrator Fees                                 109          207                  (28) A           288
     Investment Advisory Fees                           182        1,036                    -            1,218
     Waiver of Investment Advisory Fees                  (1)        (592)                   -             (593)
     Transfer Agent Fees                                 19           15                    -               34
     Custodian Fees                                      10           54                    -               64
     Professional Fees (Audit + Legal)                    7           23                   (3) A            27
     Trustee (Directors) Fees                             1            4                    -                8
     Registration Fees                                    7           26                    -               33
     12b-1 Fees                                           1          118                   18  A           137
     Shareholder Servicing Fees                           0          148                    1  A           149
     Printing Expenses                                    7           16                    -               23
     Miscellaneous Expenses                               1           55                    -               53

TOTAL EXPENSES:                                        (343)      (1,110)                 (12)          (1,441)
                                                      -----      -------              -------          -------

NET INVESTMENT INCOME:                                1,246        8,685                  (12)           9,943
                                                      -----      -------              -------          -------
     Net Realized Gains (Losses) on Investments           0            0                    0                0
     Net Unrealized Appreciation (Depreciation)
     of Investment Securities                             0            0                    0                0
                                                      -----      -------              -------          -------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                                    0            0                    0                0
                                                      -----      -------              -------          -------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                            1,246        8,685                  (12)           9,943
                                                      -----      -------              -------          -------

A-To adjust fees to reflect Armada's fee structure


                       STATEMENT OF CHANGES IN NET ASSETS
                   SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)



                                                                                   Armada
                                                                                 Tax-Exempt
                                                                     Armada     Money Market
                                                    Parkstone      Tax-Exempt       Fund
                                                     Tax-Free     Money Market   Pro Forma
                                                       Fund           Fund        Combined
INVESTMENT ACTIVITIES:
   Net Investment Income                                1,246         8,685         9,931
   Net Realized Gain (Loss) on Securities Sold              -             -             -
   Net Increase (Decrease) in Unrealized
   Appreciation of Assets                                   -             -             -
                                                      -------       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                              1,246         8,685         9,931
                                                      -------       -------       -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Institutional/Class I Shares                      (1,234)       (5,759)       (6,993)
     Investor A/Class A Shares                            (12)       (2,843)       (2,885)
     Investor B/Class B Shares                              -             -             -
   Realized Capital Gains
     Institutional/Class I Shares                           -             -             -
     Investor A/Class A Shares                              -             -             -
     Investor B/Class B Shares                              -             -             -

TOTAL DISTRIBUTIONS:                                   (1,246)       (8,602)       (9,848)
                                                      -------       -------       -------

PAID-IN-CAPITAL:

   Institutional/Class I Shares
     Shares Issued                                     80,947       381,535       462,482
     Shares Issued in Lieu of Cash Distributions            -           140           140
     Shares Redeemed                                 (102,778)     (466,343)     (569,121)
   Net Institutional/Class I Share Transactions       (21,831)      (84,668)     (106,499)
                                                      -------       -------       -------

   Investor A/Class A Shares
     Shares Issued                                      1,134       252,307       253,441
     Shares Issued in Lieu of Cash Distributions           11         2,417         2,428
     Shares Redeemed                                   (1,081)     (259,704)     (206,785)
   Net Investor A/Class A Share Transactions               64        (4,980)       (4,916)
                                                      -------       -------       -------

   Investor B/Class B Shares
     Shares Issued                                          -             -             -
     Shares Issued in Lieu of Cash Distributions            -             -             -
     Shares Redeemed                                        -             -             -
   Net Investor B/Class B Share Transactions                -             -             -

INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS:                              (21,767)      (89,648)     (111,415)
                                                      -------       -------       -------

BEGINNING OF PERIOD:                                  110,757       624,647       735,404
                                                      -------       -------       -------

END OF PERIOD:                                         88,990       535,082       624,072
                                                      -------       -------       -------


                    PROFORMA COMBINED SCHEDULE OF INVESTMENTS
                         ARMADA TAX EXEMPT MONEY MARKET/
                               PARKSTONE TAX FREE
                                 AS OF 11/30/99

                                          Proforma                                                                    Proforma
   Armada             Parkstone           Combined                                      Armada        Parkstone       Combined
   Shares               Shares             Shares        Security Description        Market Value   Market Value     Market Value
   ------               ------             ------        --------------------        ------------   ------------     ------------
  3,000,000.00               0.00        3,000,000.00  ABN AMRO MUNITOPS (M1\W)       3,000,000.00            0.00    3,000,000.00
  6,000,000.00               0.00        6,000,000.00  ALLEGHENY CNTY (MB/D)          6,000,000.00            0.00    6,000,000.00
  5,000,000.00               0.00        5,000,000.00  ALLEGHENY CNTY PA IDA          5,000,000.00            0.00    5,000,000.00
  4,755,000.00               0.00        4,755,000.00  ALLEGHENY CNTY,PA MTG REV      4,755,000.00            0.00    4,755,000.00
          0.00       1,270,000.00        1,270,000.00  BATH CNTY, KY                          0.00    1,270,000.00    1,270,000.00
  4,200,000.00               0.00        4,200,000.00  BECKER, MN PCR TECP            4,200,000.00            0.00    4,200,000.00
  4,000,000.00               0.00        4,000,000.00  BECKER, MN.  TECP              4,000,000.00            0.00    4,000,000.00
  2,000,000.00               0.00        2,000,000.00  BELLEVUE, MI CMNY SCH GO       2,009,038.25            0.00    2,009,038.25
  2,000,000.00               0.00        2,000,000.00  CARLTON WISC PCR (MB/D)        2,000,000.00            0.00    2,000,000.00
  4,260,000.00               0.00        4,260,000.00  CHELAN CNTY, WA (MB/W)         4,260,000.00            0.00    4,260,000.00
  1,545,000.00               0.00        1,545,000.00  CLARK CNTY, NV (MB/W)          1,545,000.00            0.00    1,545,000.00
  4,300,000.00               0.00        4,300,000.00  COLORADO STATE  (M1-TH)        4,300,000.00            0.00    4,300,000.00
  7,700,000.00               0.00        7,700,000.00  COLORADO STATE  (M1-WED)       7,700,000.00            0.00    7,700,000.00
  2,000,000.00               0.00        2,000,000.00  COLUMBUS, OHIO  (M1TH/TH)      2,000,000.00            0.00    2,000,000.00
 10,575,000.00       3,000,000.00       13,575,000.00  COLUMBUS, OH. (MT\W)          10,575,000.00    3,000,000.00   13,575,000.00
  2,200,000.00               0.00        2,200,000.00  COLUMBUS OHIO                  2,200,000.00            0.00    2,200,000.00
          0.00       1,300,000.00        1,300,000.00  CONSHOCTON                             0.00    1,300,000.00    1,300,000.00
  1,425,000.00               0.00        1,425,000.00  CUYAHOGA HOSP.(M1/TH)          1,425,000.00            0.00    1,425,000.00
  2,625,000.00               0.00        2,625,000.00  DEL CNTY INDL AUTH RB          2,625,000.00            0.00    2,625,000.00
          0.00       1,000,000.00        1,000,000.00  DELAWARE PA                            0.00    1,000,000.00    1,000,000.00
  2,000,000.00               0.00        2,000,000.00  DELAWARE CNTY,PA IDA TECP      2,000,000.00            0.00    2,000,000.00
  2,000,000.00               0.00        2,000,000.00  DETROIT MICH RB (S1/W)         2,000,000.00            0.00    2,000,000.00
    155,000.00               0.00          155,000.00  DUBLIN, OH CTY SCH DST GO        155,000.00            0.00      155,000.00
  1,500,000.00               0.00        1,500,000.00  EASTERN, OH WSTWATER AUTH      1,500,012.86            0.00    1,500,012.86
  3,500,000.00               0.00        3,500,000.00  EASTERN OH BD ANTIC NTE        3,508,050.00            0.00    3,508,050.00
  2,700,000.00               0.00        2,700,000.00  EMERY COUNTY, UT (M1B/W)       2,700,000.00            0.00    2,700,000.00

  8,000,000.00               0.00        8,000,000.00  FOREST, MS  (M1-WED)           8,000,000.00            0.00    8,000,000.00
  2,700,000.00               0.00        2,700,000.00  FORT WORTH TX.  TECP           2,700,000.00            0.00    2,700,000.00
          0.00       2,000,000.00        2,000,000.00  FORT WORTH TX.                         0.00    2,000,000.00    2,000,000.00
          0.00       1,500,000.00        1,500,000.00  FORT WORTH TX.                         0.00    1,500,000.00    1,500,000.00
  2,975,000.00               0.00        2,975,000.00  FOX VALLEY PARK, IL G.O.       2,975,304.79            0.00    2,975,304.79
          0.00       1,850,000.00        1,850,000.00  FRANKLIN, IND                          0.00    1,850,000.00    1,850,000.00
  6,000,000.00               0.00        6,000,000.00  GEORGIA GO TR REC (S1/TH)      6,000,000.00            0.00    6,000,000.00
  2,539,341.28       1,178,912.65        3,718,253.93  FSQ TAX EXEMPT MM #477         2,539,341.28    1,178,912.65    3,718,253.93
          0.00       1,470,000.00        1,470,000.00  GOSHEN IND                             0.00    1,470,000.00    1,470,000.00
          0.00       2,405,000.00        2,405,000.00  GRANT CNTY                             0.00    2,405,000.00    2,405,000.00
    100,000.00               0.00          100,000.00  GREATER CLEVELAND, OH GO         100,000.00            0.00      100,000.00
  3,500,000.00               0.00        3,500,000.00  HAMILTON OH BD ANTIC NTE       3,501,377.62            0.00    3,501,377.62
          0.00       2,300,000.00        2,300,000.00  HAMPTON, VA                            0.00    2,300,000.00    2,300,000.00
          0.00       2,235,000.00        2,235,000.00  HARFORD MD                             0.00    2,235,000.00    2,235,000.00
  3,000,000.00               0.00        3,000,000.00  HARRIS CNTY, TX ANT NTE        3,003,774.49            0.00    3,003,774.49
  2,000,000.00               0.00        2,000,000.00  HENNEPIN CNTY, MN (M1-WE)      2,000,000.00            0.00    2,000,000.00
  4,000,000.00               0.00        4,000,000.00  HENNEPIN CNTY, MN (M1-WE)      4,000,000.00            0.00    4,000,000.00
  1,600,000.00               0.00        1,600,000.00  HOUSTON, TX SCH DIST GO        1,604,817.18            0.00    1,604,817.18
  5,000,000.00               0.00        5,000,000.00  HOUSTON TX GO  TECP            5,000,000.00            0.00    5,000,000.00
  4,000,000.00               0.00        4,000,000.00  HOUSTON TX CP NOTES            4,000,000.00            0.00    4,000,000.00
          0.00       2,000,000.00        2,000,000.00  IL DEV AUTH                            0.00    2,000,000.00    2,000,000.00
  3,900,000.00               0.00        3,900,000.00  ILLINOIS DEV AUTH (MB/TH)      3,900,000.00            0.00    3,900,000.00
  8,736,000.00               0.00        8,736,000.00  ILLINOIS ST  (M1-WED)          8,736,000.00            0.00    8,736,000.00
  3,000,000.00               0.00        3,000,000.00  ILLINOIS EDL FACS (M1/T)       3,000,000.00            0.00    3,000,000.00
          0.00       1,000,000.00        1,000,000.00  ILL HEALTH                             0.00    1,000,000.00    1,000,000.00
  1,200,000.00               0.00        1,200,000.00  ILLINOIS ST    (MB/D)          1,200,000.00            0.00    1,200,000.00
  4,820,000.00       1,845,000.00        6,665,000.00  ILLINOIS STATE  (MW/W)         4,820,000.00    1,845,000.00    6,665,000.00
  2,000,000.00               0.00        2,000,000.00  ILLINOIS HEALTH FACS TECP      2,000,000.00            0.00    2,000,000.00
          0.00       2,000,000.00        2,000,000.00  ILL HEALTH                             0.00    2,000,000.00    2,000,000.00
  5,000,000.00               0.00        5,000,000.00  ILLINOIS ST (S1/TH) 144A       5,000,000.00            0.00    5,000,000.00
  2,550,000.00               0.00        2,550,000.00  INDIANA BANK, PRG NTS          2,551,767.76            0.00    2,551,767.76
  4,300,000.00         900,000.00        5,200,000.00  INDIANA HEALTH  (MW)           4,300,000.00      900,000.00    5,200,000.00
  1,000,000.00               0.00        1,000,000.00  INDIANA HEALTH FAC             1,000,000.00            0.00    1,000,000.00
  1,450,000.00               0.00        1,450,000.00  INDIANA HELTH FAC (MW/W)       1,450,000.00            0.00    1,450,000.00
  4,250,000.00               0.00        4,250,000.00  INDIANA HEALTH (M1W/W)         4,250,000.00            0.00    4,250,000.00

  5,000,000.00               0.00        5,000,000.00  INDIANA HLTH FACS TECP         5,000,000.00            0.00    5,000,000.00
 10,000,000.00               0.00       10,000,000.00  INDIANA ST  (M1W-WED)         10,000,000.00            0.00   10,000,000.00
          0.00       1,050,000.00        1,050,000.00  INDIANA DEV                            0.00    1,050,000.00    1,050,000.00
          0.00       1,000,000.00        1,000,000.00  INDIANA DEV                            0.00    1,000,000.00    1,000,000.00
          0.00       1,100,000.00        1,100,000.00  INDIANA DEV                            0.00    1,100,000.00    1,100,000.00
  3,300,000.00               0.00        3,300,000.00  INTERMNT PWR, TECP             3,300,000.00            0.00    3,300,000.00
  2,000,000.00               0.00        2,000,000.00  INTERMN POWR, UT  TECP         2,000,000.00            0.00    2,000,000.00
  4,000,000.00               0.00        4,000,000.00  INTERMOUNTAIN POWER, TECP      4,000,000.00            0.00    4,000,000.00
  5,000,000.00               0.00        5,000,000.00  INTERMNT POWER, UT TECP        5,000,000.00            0.00    5,000,000.00
          0.00       1,500,000.00        1,500,000.00  INTERMNT POWER, UT TECP                0.00    1,500,000.00    1,500,000.00
          0.00       2,000,000.00        2,000,000.00  JACKSON CNTY, MS                       0.00    2,000,000.00    2,000,000.00
  4,400,000.00               0.00        4,400,000.00  JACKSON CNTY, MS  TECP         4,400,000.00            0.00    4,400,000.00
  5,750,000.00               0.00        5,750,000.00  JACKSONVILLE CP NOTES          5,750,000.00            0.00    5,750,000.00
  3,000,000.00               0.00        3,000,000.00  JACKSONVILLE FL PCR TECP       3,000,000.00            0.00    3,000,000.00
  5,810,000.00               0.00        5,810,000.00  JACKSONVILLE, FL PCR TECP      5,810,000.00            0.00    5,810,000.00
  4,000,000.00               0.00        4,000,000.00  JEFFERSON, KY. PCR TECP        4,000,000.00            0.00    4,000,000.00
          0.00       2,000,000.00        2,000,000.00  JEFFERSON, KY. PCR                     0.00    2,000,000.00    2,000,000.00
  5,000,000.00               0.00        5,000,000.00  KENTCKY LCL SCH ANTIC NTE      5,012,500.28            0.00    5,012,500.28
  2,000,000.00               0.00        2,000,000.00  KENTUCKY TRNPIKE AUTH RB       2,063,864.17            0.00    2,063,864.17
          0.00       2,000,000.00        2,000,000.00  KING CNTY, WA                          0.00    2,000,000.00    2,000,000.00
          0.00       1,035,000.00        1,035,000.00  LEWIS CNTY, KY                         0.00    1,035,000.00    1,035,000.00
  1,550,000.00               0.00        1,550,000.00  LEXINGTON-FAYETTE KY. RB       1,551,876.70            0.00    1,551,876.70
  2,000,000.00               0.00        2,000,000.00  LINCOLN CNTY, WY PCR TECP      2,000,000.00            0.00    2,000,000.00
    600,000.00               0.00          600,000.00  LUCAS CNTY, OH  GO               600,000.00            0.00      600,000.00
    100,000.00               0.00          100,000.00  LUCAS CNTY, OH  GO               100,000.00            0.00      100,000.00
  6,600,000.00               0.00        6,600,000.00  MAHONING CNTY, OH (MB/T)       6,600,000.00            0.00    6,600,000.00
  2,300,000.00               0.00        2,300,000.00  MAINE HEALTH & HIGHER ED       2,300,000.00            0.00    2,300,000.00
  2,000,000.00               0.00        2,000,000.00  MARICOPA CNTY, AZ  TECP        2,000,000.00            0.00    2,000,000.00
          0.00       1,000,000.00        1,000,000.00  MARICOPA CNTY, AZ                      0.00    1,000,000.00    1,000,000.00
          0.00       2,600,000.00        2,600,000.00  MARICOPA CNTY, AZ                      0.00    2,600,000.00    2,600,000.00
  2,000,000.00               0.00        2,000,000.00  MARICOPA CNTY, AZ (MB/D)       2,000,000.00            0.00    2,000,000.00
    750,000.00               0.00          750,000.00  MASON, OH   GO                   750,668.57            0.00      750,668.57
    725,000.00               0.00          725,000.00  MASSACHUSETTS ST G.O.            746,710.72            0.00      746,710.72
  1,800,000.00               0.00        1,800,000.00  MASSILLON OH BD ANT NTE        1,801,007.41            0.00    1,801,007.41
  4,500,000.00               0.00        4,500,000.00  MAYFIELD VILLAGE, OH BAN       4,505,329.18            0.00    4,505,329.18

  2,000,000.00               0.00        2,000,000.00  MICHIGAN MUNICIPAL RB          2,000,000.00            0.00    2,000,000.00
          0.00       1,450,000.00        1,450,000.00  MICH BLDG 01/12/00                     0.00    1,450,000.00    1,450,000.00
  5,000,000.00               0.00        5,000,000.00  MICHIGAN ST. (S1/THUR)         5,000,000.00            0.00    5,000,000.00
  3,900,000.00               0.00        3,900,000.00  MICHIGAN HDA (MW/W)            3,900,000.00            0.00    3,900,000.00
  2,500,000.00       4,300,000.00        6,800,000.00  MICHIGAN STATE (MB-D)          2,500,000.00    4,300,000.00    6,800,000.00
  5,800,000.00               0.00        5,800,000.00  MICHIGAN STRATEGIC (M1/D)      5,800,000.00            0.00    5,800,000.00
          0.00       1,000,000.00        1,000,000.00  BOC MICHIGAN                           0.00    1,000,000.00    1,000,000.00
  1,160,000.00               0.00        1,160,000.00  MILFORD CITY OHIO              1,160,697.92            0.00    1,160,697.92
  3,235,000.00       2,000,000.00        5,235,000.00  MINNEAPOLIS, MN RB  (Q1)       3,235,000.00    2,000,000.00    5,235,000.00
  1,600,000.00               0.00        1,600,000.00  MINNEAPOLIS, MN  (M1-THR)      1,600,000.00            0.00    1,600,000.00
  4,000,000.00               0.00        4,000,000.00  MINNEAPOLIS MN  (Q1-TH)        4,000,000.00            0.00    4,000,000.00
  1,830,000.00               0.00        1,830,000.00  MINNEAPOLIS, MN (QB/TH)        1,830,000.00            0.00    1,830,000.00
  6,350,000.00               0.00        6,350,000.00  MINNEAPOLIS, MN (MB/T)         6,350,000.00            0.00    6,350,000.00
  2,000,000.00               0.00        2,000,000.00  MINNESOTA SCH DISTS COP        2,000,000.00            0.00    2,000,000.00
  2,000,000.00               0.00        2,000,000.00  MINNESOTA SCH DIS ANTC NT      2,000,000.00            0.00    2,000,000.00
  3,400,000.00               0.00        3,400,000.00  MINNESOTA TX & AID AN NTE      3,400,000.00            0.00    3,400,000.00
          0.00       2,700,000.00        2,700,000.00  MISSOURI EDU                           0.00    2,700,000.00    2,700,000.00
  2,100,000.00               0.00        2,100,000.00  MISSOURI STATE  (M1-TH)        2,100,000.00            0.00    2,100,000.00
  1,000,000.00               0.00        1,000,000.00  MISSOURI ST  (M1-TH)           1,000,000.00            0.00    1,000,000.00
  4,100,000.00               0.00        4,100,000.00  FEDERATED TAX-FREE MM #15      4,100,000.00            0.00    4,100,000.00
  4,100,000.00               0.00        4,100,000.00  MONROE, MICH (M1B-D)           4,100,000.00            0.00    4,100,000.00
  3,500,000.00               0.00        3,500,000.00  MONTGOMERY, CNTY. MD TECP      3,500,000.00            0.00    3,500,000.00
  2,500,000.00               0.00        2,500,000.00  MT. MORRIS MI ST AID NTS       2,504,487.15            0.00    2,504,487.15
  5,435,000.00               0.00        5,435,000.00  MUNCPL ELEC AUTH GA TECP       5,435,000.00            0.00    5,435,000.00
  2,657,000.00               0.00        2,657,000.00  MUNI ELEC AUTH GA TECP         2,657,000.00            0.00    2,657,000.00
          0.00       1,403,397.31        1,403,397.31  MUNI CASH MUTUAL FUND                  0.00    1,403,397.31    1,403,397.31
  2,650,000.00               0.00        2,650,000.00  MUSKINGUM CNTY, OH BAN         2,653,836.97            0.00    2,653,836.97
  1,980,000.00               0.00        1,980,000.00  MUSKINGUM CNTY, OH BD ANT      1,983,838.15            0.00    1,983,838.15
  1,000,000.00               0.00        1,000,000.00  NEW HAMPSHIRE MB1/W            1,000,000.00            0.00    1,000,000.00
  1,000,000.00               0.00        1,000,000.00  NEW HAMPSHIRE ST GO            1,003,058.13            0.00    1,003,058.13
  5,000,000.00               0.00        5,000,000.00  NORFOLK, VA IDA TECP           5,000,000.00            0.00    5,000,000.00
 10,600,000.00               0.00       10,600,000.00  N.CAROLINA ST  (M1-TH)        10,600,000.00            0.00   10,600,000.00
  2,000,000.00               0.00        2,000,000.00  NORTH CAROLINA (M1W/W)         2,000,000.00            0.00    2,000,000.00
  2,000,000.00               0.00        2,000,000.00  NORTHAMPTON, PA  (MB/TH)       2,000,000.00            0.00    2,000,000.00
    700,000.00               0.00          700,000.00  NSIDE TEXAS SCH DIST GO          712,609.56            0.00      712,609.56

    100,000.00               0.00          100,000.00  NORTHWST OHIO SCH DIST GO        100,000.00            0.00      100,000.00
  3,100,000.00               0.00        3,100,000.00  OAK CREEK, WI  (M1B/WED)       3,100,000.00            0.00    3,100,000.00
          0.00         250,000.00          250,000.00  OAKLAND CA                             0.00      250,266.76      250,266.76
  1,505,000.00               0.00        1,505,000.00  OCONEE CNTY, SC  GO            1,515,791.55            0.00    1,515,791.55
  3,000,000.00               0.00        3,000,000.00  OHIO STATE                     3,000,000.00            0.00    3,000,000.00
  1,050,000.00               0.00        1,050,000.00  OHIO STATE  (M1/D)             1,050,000.00            0.00    1,050,000.00
  4,780,000.00               0.00        4,780,000.00  OHIO STATE (MB/TH)             4,780,000.00            0.00    4,780,000.00
  1,685,000.00               0.00        1,685,000.00  OHIO ST INFRASTRCTRE RB        1,685,802.58            0.00    1,685,802.58
  1,250,000.00               0.00        1,250,000.00  OHIO STATE UNIV (QB/TH)        1,250,000.00            0.00    1,250,000.00
  2,710,000.00               0.00        2,710,000.00  OHIO STATE  (Q1B-TH)           2,710,000.00            0.00    2,710,000.00
  3,310,000.00       2,140,000.00        5,450,000.00  OLMSTED CNTY, MN (M1B/TH)      3,310,000.00    2,140,000.00    5,450,000.00
          0.00         670,000.00          670,000.00  ORANGE CNTY, OH                        0.00      670,000.00      670,000.00
    200,000.00               0.00          200,000.00  ORRVILLE, OH RB                  200,000.00            0.00      200,000.00
  4,765,000.00               0.00        4,765,000.00  OWENSBORO DAVIES KY, BAN       4,782,264.29            0.00    4,782,264.29
    100,000.00               0.00          100,000.00  PA HIGHER EDUCATION MB/W         100,000.00            0.00      100,000.00
  1,000,000.00               0.00        1,000,000.00  PENN ST. (MB/D)                1,000,000.00            0.00    1,000,000.00
  1,000,000.00       3,000,000.00        4,000,000.00  PENNSYLVANIA STATE (MB/W)      1,000,000.00    3,000,000.00    4,000,000.00
  2,000,000.00               0.00        2,000,000.00  PA ST IND DEV AUTH RB          2,003,236.82            0.00    2,003,236.82
  1,150,000.00               0.00        1,150,000.00  PENNSYLVANIA STATE             1,150,000.00            0.00    1,150,000.00
  1,850,000.00               0.00        1,850,000.00  PIKE DELTA YORK SCH            1,851,711.35            0.00    1,851,711.35
          0.00         845,000.00          845,000.00  ANGELES WA                             0.00      845,000.00      845,000.00
          0.00       2,000,000.00        2,000,000.00  PORTLAND OR                            0.00    2,000,000.00    2,000,000.00
          0.00       2,000,000.00        2,000,000.00  PORTLAND OR                            0.00    2,000,040.58    2,000,040.58
    930,000.00               0.00          930,000.00  PURDUE UNIV (QB/WED)             930,000.00            0.00      930,000.00
  5,850,000.00       1,000,000.00        6,850,000.00  PURDUE UNIV, IN  (Q1-WED)      5,850,000.00    1,000,000.00    6,850,000.00
  4,000,000.00               0.00        4,000,000.00  QUAKERTOWN, PA (MB/TU)         4,000,000.00            0.00    4,000,000.00
  2,745,000.00               0.00        2,745,000.00  QUAKERTOWN, PA (M1/TUE)        2,745,000.00            0.00    2,745,000.00
  3,400,000.00               0.00        3,400,000.00  RICHLAND CNTY, SC  GO          3,407,592.16            0.00    3,407,592.16
  1,500,000.00               0.00        1,500,000.00  ROCHESTER MN.  TECP            1,500,000.00            0.00    1,500,000.00
          0.00       2,200,000.00        2,200,000.00  ROSHES  MINN                           0.00    2,200,000.00    2,200,000.00
          0.00       1,145,000.00        1,145,000.00  RUTHERFORD                             0.00    1,147,768.68    1,147,768.68
  2,000,000.00               0.00        2,000,000.00  PARRISH OF ST. JAMES TECP      2,000,000.00            0.00    2,000,000.00
  1,570,000.00               0.00        1,570,000.00  ST MARYS, OH BD ANTIC NTE      1,572,422.29            0.00    1,572,422.29
  5,000,000.00               0.00        5,000,000.00  SALT RIVER PRJ. TECP           5,000,000.00            0.00    5,000,000.00
  4,000,000.00               0.00        4,000,000.00  SALT RIVER PRJ, AZ TECP        4,000,000.00            0.00    4,000,000.00

  6,000,000.00               0.00        6,000,000.00  SALT RIVER PRJ. AZ TECP        6,000,000.00            0.00    6,000,000.00
          0.00       1,000,000.00        1,000,000.00  SALT RIVER PRJ. AZ TECP                0.00    1,000,000.00    1,000,000.00
          0.00       1,000,000.00        1,000,000.00  SALT RIVER PRJ. AZ TECP                0.00    1,000,000.00    1,000,000.00
          0.00       1,500,000.00        1,500,000.00  SAN ANTONIO  TX                        0.00    1,500,000.00    1,500,000.00
  2,000,000.00               0.00        2,000,000.00  SAVANNAH, GA  (M1-WE)          2,000,000.00            0.00    2,000,000.00
  2,000,000.00               0.00        2,000,000.00  SAYRE PA HLTH CARE (M1/W)      2,000,000.00            0.00    2,000,000.00
          0.00       2,700,000.00        2,700,000.00  SOMERVILLE, MA                         0.00    2,700,000.00    2,700,000.00
  4,000,000.00               0.00        4,000,000.00  SOUTH CAROLINA TECP            4,000,000.00            0.00    4,000,000.00
  3,000,000.00               0.00        3,000,000.00  S. CAROLINA TECP               3,000,000.00            0.00    3,000,000.00
  3,400,000.00               0.00        3,400,000.00  SULLIVAN, IN. TECP             3,400,000.00            0.00    3,400,000.00
  8,000,000.00               0.00        8,000,000.00  SUMMIT CNTY, OH BAN GO         8,023,247.03            0.00    8,023,247.03
  2,000,000.00               0.00        2,000,000.00  TENNESSEE STATE (TH)           2,000,000.00            0.00    2,000,000.00
  5,800,000.00               0.00        5,800,000.00  TENNESSEE ST. TECP             5,800,000.00            0.00    5,800,000.00
          0.00       1,300,000.00        1,300,000.00  TENN STATE                             0.00    1,300,000.00    1,300,000.00
  8,000,000.00               0.00        8,000,000.00  TEXAS TAX & REVENUE            8,046,302.24            0.00    8,046,302.24
          0.00         520,000.00          520,000.00  TEXAS PUBLIC                           0.00      522,495.32      522,495.32
  4,220,000.00               0.00        4,220,000.00  TOLEDO (M1/TH)                 4,220,000.00            0.00    4,220,000.00
    200,000.00               0.00          200,000.00  TWINSBURG, OHIO  GO              200,000.00            0.00      200,000.00
  1,375,000.00               0.00        1,375,000.00  U. OF CINCINNATI ANTIC NT      1,375,167.72            0.00    1,375,167.72
  1,350,000.00               0.00        1,350,000.00  U. OF MICHIGAN (M1/D)          1,350,000.00            0.00    1,350,000.00
          0.00       2,300,000.00        2,300,000.00  NC CHA HILL                            0.00    2,300,000.00    2,300,000.00
  4,000,000.00               0.00        4,000,000.00  UNIVERSITY TEXAS TECP          4,000,000.00            0.00    4,000,000.00
  3,850,000.00               0.00        3,850,000.00  UNIVERSITY OF UTAH (MW/W)      3,850,000.00            0.00    3,850,000.00
          0.00       3,000,000.00        3,000,000.00  UTAH CITY                              0.00    3,000,000.00    3,000,000.00
  6,000,000.00               0.00        6,000,000.00  VALDEZ, AK (MB-WED)            6,000,000.00            0.00    6,000,000.00
  3,300,000.00               0.00        3,300,000.00  VALDEZ AK MARINE TRM TECP      3,300,000.00            0.00    3,300,000.00
  1,300,000.00               0.00        1,300,000.00  VERMONT ST GO                  1,307,846.46            0.00    1,307,846.46
  1,215,000.00               0.00        1,215,000.00  VERMONT STATE GO               1,216,748.49            0.00    1,216,748.49
  7,000,000.00               0.00        7,000,000.00  VIRGINIA ST AUTH (THURS)       7,000,000.00            0.00    7,000,000.00
    115,000.00               0.00          115,000.00  WARREN CNTY, OHIO  GO            115,000.00            0.00      115,000.00
  3,730,000.00               0.00        3,730,000.00  WASHINGTON CO., PA (MB/W)      3,730,000.00            0.00    3,730,000.00
  7,200,000.00       2,500,000.00        9,700,000.00  WASHINGTON ST HEALTH (M1)      7,200,000.00    2,500,000.00    9,700,000.00
  3,000,000.00               0.00        3,000,000.00  W. DEPTFORD NJ ANT NTE         3,002,509.22            0.00    3,002,509.22
    100,000.00               0.00          100,000.00  WHITEHALL OHIO  GO               100,000.00            0.00      100,000.00
  8,300,000.00               0.00        8,300,000.00  WINSTON, NC  (MB/TH)           8,300,000.00            0.00    8,300,000.00

          0.00         325,000.00          325,000.00  WISCONSIN GO                           0.00      327,236.61      327,236.61
  4,085,000.00               0.00        4,085,000.00  WISCONSIN GO CP NOTES          4,085,000.00            0.00    4,085,000.00
  6,350,000.00               0.00        6,350,000.00  WISC.ST GO CP NOTES            6,350,000.00            0.00    6,350,000.00
  6,010,000.00               0.00        6,010,000.00  WISCONSIN GO CP NOTES          6,010,000.00            0.00    6,010,000.00
    700,000.00               0.00          700,000.00  WOOSTER OHIO IDR  (MW/W)         700,000.00            0.00      700,000.00
531,492,341.28      88,787,309.96      620,279,651.24                               531,782,611.34   88,795,117.91  620,577,729.25

                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 1999
                             (Amounts in Thousands)


                                                                      Armada
                                                                     Bond Fund
                                         Parkstone      Armada       Pro Forma
                                         Bond Fund     Bond Fund     Combined

TOTAL INVESTMENTS:                        374,186       696,414     1,070,600
                                          -------       -------     ---------

ASSETS
     Cash                                       0           517           517
     Accrued Income                         3,348         6,760        10,108
     Investment Securities Sold                 0             3             3
    Cap Shares Sold                             1             1             2
    Other Assets                               11           116           127
TOTAL ASSETS:                             377,546       703,811     1,081,357
                                          -------       -------     ---------

LIABILITIES
    Income Payable                          1,804         3,560         5,364
    Capital Gain Payable                        0             0             0
    Investment Securities Purchased             0             0             0
    Capital Shares Redeemed Payable            10             0            10
    Accrued Expense Payable                   311           575           886
    Other Payables                         27,485             0        27,485

TOTAL LIABILITIES:                         29,610         4,135        33,745
                                          -------       -------     ---------

TOTAL NET ASSETS:                         347,936       699,676     1,047,612

                             STATEMENT OF OPERATIONS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)

                                                                                              Armada
                                                                                             Bond Fund
                                                   Parkstone     Armada      ProForma        ProForma
                                                   Bond Fund    Bond Fund   Adjustments      Combined
INVESTMENT INCOME:

     Interest                                        12,448       24,810            0         37,258
                                                     ------       ------      -------         ------

TOTAL INCOME:                                        12,448       24,810            0         37,258
                                                     ------       ------      -------         ------

EXPENSES:

     Administrator Fees                                 418          256         (108) A         566
     Investment Advisory Fees                         1,228        2,013            -          3,241
     Waiver of Investment Advisory Fees                 (85)           0            -            (85)
     Transfer Agent Fees                                 60           35            -             95
     Custodian Fees                                      23           73            -             96
     Professional Fees (Audit + Legal)                   16           23           (8) A          31
     Trustee (Directors) Fees                             3            9            -             12
     Registration Fees                                   15          113            -            128
     12b-1 Fees                                          31          149           58  A         238
     Shareholder Servicing Fees                           0            5           10             15
     Printing Expenses                                   20           23            -             43
     Miscellaneous Expenses                               6            3            -              9

TOTAL EXPENSES:                                      (1,735)      (2,702)         (48)        (4,389)
                                                     ------       ------      -------         ------

NET INVESTMENT INCOME:                               10,713       22,108          (48)        32,869
                                                     ------       ------      -------         ------

     Net Realized Gains (Losses) on Investments      (5,522)     (12,128)           0        (17,650)
     Net Unrealized Appreciation (Depreciation)
     of Investment Securities                        (3,690)      (8,054)           0        (11,744)
                                                     ------       ------      -------         ------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                               (9,212)     (20,182)           0        (29,394)
                                                     ------       ------      -------         ------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                            1,501        1,926          (48)         3,475
                                                     ------       ------      -------         ------

A-To adjust fees to reflect Armada's fee structure


                       STATEMENT OF CHANGES IN NET ASSETS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)

                                                                                             Armada
                                                                                            Bond Fund
                                                            Parkstone        Armada         Pro Forma
                                                            Bond Fund       Bond Fund       Combined
INVESTMENT ACTIVITIES:
    Net Investment Income                                    10,713          22,108          32,821
    Net Realized Gain (Loss) on Securities Sold              (5,522)        (12,128)        (17,650)
    Net Increase (Decrease) in Unrealized
    Appreciation of Assets                                   (3,690)         (8,054)        (11,744)
                                                            -------         -------       ---------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                                    1,501           1,926           3,427
                                                            -------         -------       ---------

DISTRIBUTIONS TO SHAREHOLDERS:
    Net Investment Income
         Institutional/Class I Shares                       (10,343)        (21,939)        (32,282)
         Investor A/Class A Shares                             (276)            (93)           (369)
         Investor B/Class B Shares                              (94)            (18)           (112)
    Realized Capital Gains
         Institutional/Class I Shares                             -               -               -
         Investor A/Class A Shares                                -               -               -
         Investor B/Class B Shares                                -               -               -

TOTAL DISTRIBUTIONS:                                        (10,713)        (22,050)        (32,763)
                                                            -------         -------       ---------

PAID-IN-CAPITAL:

    Institutional/Class I Shares
         Shares Issued                                       18,913          28,363          47,276
         Shares Issued in Lieu of Cash Distributions          6,370           2,800           9,170
         Shares Redeemed                                    (46,195)        (74,231)       (120,426)
    Net Institutional/Class I Share Transactions            (20,912)        (43,068)        (63,980)
                                                            -------         -------       ---------

    Investor A/Class A Shares
         Shares Issued                                          416           2,130           2,546
         Shares Issued in Lieu of Cash Distributions            231              51             282
         Shares Redeemed                                     (4,109)         (1,517)         (5,626)
    Net Investor A/Class A Share Transactions                (3,462)            664          (2,798)
                                                            -------         -------       ---------

    Investor B/Class B Shares
         Shares Issued                                           46             155             201
         Shares Issued in Lieu of Cash Distributions             79              17              96
         Shares Redeemed                                     (1,297)           (210)         (1,507)
    Net Investor B/Class B Share Transactions                (1,172)            (38)         (1,210)
                                                            -------         -------       ---------

INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS:                                    (25,546)        (42,442)        (67,988)
                                                            -------         -------       ---------

BEGINNING OF PERIOD:                                        382,694         762,242       1,144,936
                                                            -------         -------       ---------

END OF PERIOD:                                              347,936         699,676       1,047,612
                                                            -------         -------       ---------


                    PROFORMA COMBINED SCHEDULE OF INVESTMENTS
                                  ARMADA BOND /
                                 PARKSTONE BOND
                                 AS OF 11/30/99

                               Proforma                                                                               Proforma
  Armada         Parkstone     Combined                                          Armada         Parkstone             Combined
 Shares/Par      Shares/Par    Shares/Par     Security Description             Market Value     Market Value         Market Value
 ----------     -----------   -----------     --------------------             ------------     ------------         ------------
10,465,000.00   6,700,000.00  17,165,000.00  AMERICAN GREETINGS                 9,549,312.50     6,113,750.00        15,663,062.50
 8,489,608.12   4,577,729.87  13,067,337.99  AMRES 99 1 NIM                     8,298,591.94     4,474,730.95        12,773,322.89
 6,900,000.00   5,000,000.00  11,900,000.00  ARCHER DANIELS                     6,770,625.00     4,906,250.00        11,676,875.00
 6,700,000.00   3,000,000.00   9,700,000.00  ARROW ELECTRONIC                   6,035,808.90     2,655,000.00         8,690,808.90
 3,100,000.00   2,145,000.00   5,245,000.00  BRADLEY OPER LTD PRTNSHP           2,948,794.40     2,040,375.48         4,989,169.88
 8,170,000.00   4,950,000.00  13,120,000.00  BRUNSWICK CORP 6.75%               7,741,075.00     4,690,125.00        12,431,200.00
 3,000,000.00           0.00   3,000,000.00  CIGNA CORPORATION 5/15/07          2,951,250.00             0.00         2,951,250.00
 2,000,000.00           0.00   2,000,000.00  CSX TRANSPORT  MTN 7.54%           2,020,220.00             0.00         2,020,220.00
 3,900,000.00   1,965,000.00   5,865,000.00  CHAMP 6.71% SER 1997-2 A5          3,799,243.50     1,914,234.23         5,713,477.73
 8,000,000.00   5,610,000.00  13,610,000.00  CITICORP                           7,480,000.00     5,245,350.00        12,725,350.00
 5,500,000.00   3,000,000.00   8,500,000.00  COMMERCIAL NET                     5,396,875.00     2,943,750.00         8,340,625.00
12,250,000.00   6,500,000.00  18,750,000.00  COMPUTER ASSOCIATES INTL          11,821,250.00     6,272,500.00        18,093,750.00
 7,500,000.00   9,000,000.00  16,500,000.00  FIRST BOSTON MTG SECS              7,374,600.00     8,849,520.00        16,224,120.00
 4,800,000.00   2,000,000.00   6,800,000.00  CUMMINS ENGINE, (6.45%)            4,536,000.00     1,890,000.00         6,426,000.00
 2,220,000.00   1,325,000.00   3,545,000.00  DAIMLER CHRYSLER                   2,217,225.00     1,323,343.75         3,540,568.75
         0.00   2,664,254.75   2,664,254.75  EQCC 93-4A  5.725%  12/15/08               0.00     2,596,236.33         2,596,236.33
         0.00   6,000,000.00   6,000,000.00  EQVA  97-4   7.045%  12/25/28              0.00     5,892,702.00         5,892,702.00
         0.00   5,845,000.00   5,845,000.00  EXCEL RTY  6.875%   10/15/04               0.00     5,720,793.75         5,720,793.75
 2,257,526.70           0.00   2,257,526.70  EXPORT FUNDING TRUST               2,377,311.07             0.00         2,377,311.07
    25,734.54           0.00      25,734.54  FHLMC POOL #E60894                    26,120.56             0.00            26,120.56
   110,250.88           0.00     110,250.88  FHLMC POOL #E61277                   111,835.18             0.00           111,835.18
 3,590,276.18           0.00   3,590,276.18  FHLMC POOL # E61976                3,584,639.05             0.00         3,584,639.05
   293,080.59           0.00     293,080.59  FHLMC POOL #E64179                   297,476.80             0.00           297,476.80
   159,994.87           0.00     159,994.87  FHLMC POOL #E64198                   162,394.80             0.00           162,394.80
     9,102.63           0.00       9,102.63  FHLMC POOL #E64229                     9,233.44             0.00             9,233.44
   620,376.42           0.00     620,376.42  FHLMC POOL #E64248                   629,682.07             0.00           629,682.07
 7,183,722.32           0.00   7,183,722.32  FNMA POOL #C00690                  6,672,520.16             0.00         6,672,520.16
 1,961,521.54           0.00   1,961,521.54  FNMA POOL #C18901                  1,821,937.35             0.00         1,821,937.35
 7,816,635.58   3,318,473.32  11,135,108.90  FHLMC POOL #C18271                 7,660,302.87     3,247,955.76        10,908,258.63

   301,843.54           0.00     301,843.54  FHLMC POOL # E00164                  296,464.69             0.00           296,464.69
         0.00   1,563,817.23   1,563,817.23  FHLMC A00873   9.50%   10/01/20            0.00     1,675,083.39         1,675,083.39
         0.00     715,305.47     715,305.47  FHLMC GOLD   9.00%  05/01/20               0.00       754,548.57           754,548.57
 2,127,541.77           0.00   2,127,541.77  FHLMC POOL #80322                  2,173,411.57             0.00         2,173,411.57
   505,745.03           0.00     505,745.03  FHLMC POOL#E20204                    496,732.65             0.00           496,732.65
   137,689.65           0.00     137,689.65  FHLMC POOL #E20206                   139,755.00             0.00           139,755.00
    18,502.20           0.00      18,502.20  FHLMC GTMTG 78C 9.4%                  19,007.13             0.00            19,007.13
   419,833.85           0.00     419,833.85  FHLMC POOL#141138                    427,835.88             0.00           427,835.88
    60,531.09           0.00      60,531.09  FHLMC POOL # 252804                   63,670.83             0.00            63,670.83
    46,047.28           0.00      46,047.28  FHLMC POOL# 219329                    47,989.55             0.00            47,989.55
    14,498.67           0.00      14,498.67  FHLMC POOL #294315                    15,246.22             0.00            15,246.22
   168,799.49           0.00     168,799.49  FHLMC POOL #450074                   177,502.79             0.00           177,502.79
     6,639.98           0.00       6,639.98  FHLMC POOL #280417                     6,957.44             0.00             6,957.44
    62,084.34           0.00      62,084.34  FHLMC POOL # E31059                   64,276.53             0.00            64,276.53
   751,935.98           0.00     751,935.98  FHLMC POOL #E50893                   741,596.86             0.00           741,596.86
 3,140,000.00           0.00   3,140,000.00  FANNIE MAE (6.375%)                3,047,307.20             0.00         3,047,307.20
    37,078.81           0.00      37,078.81  FNMA POOL # 1125                      39,094.78             0.00            39,094.78
    92,982.68           0.00      92,982.68  FNMA POOL# 31592                      93,737.69             0.00            93,737.69
    69,668.34           0.00      69,668.34  FNMA POOL # 35366                     72,432.78             0.00            72,432.78
   109,931.83           0.00     109,931.83  FNMA POOL# 77831                     110,824.47             0.00           110,824.47
         0.00   1,251,967.85   1,251,967.85  FNMA  084251   9.00%   08/01/09            0.00     1,310,259.47         1,310,259.47
   899,743.00           0.00     899,743.00  FNMA POOL # 190506                   887,929.37             0.00           887,929.37
   116,917.53           0.00     116,917.53  FNMA  POOL# 210452                   124,589.66             0.00           124,589.66
         0.00   1,559,513.38   1,559,513.38  FNMA  250273  8.50%   07/01/25             0.00     1,608,248.17         1,608,248.17
 4,136,679.78           0.00   4,136,679.78  FNMA POOL #250060                  4,158,645.55             0.00         4,158,645.55
 4,253,444.94           0.00   4,253,444.94  FNMA POOL # 250433                 4,261,398.88             0.00         4,261,398.88
 9,321,191.58           0.00   9,321,191.58  FNMA POOL #252162                  8,895,221.89             0.00         8,895,221.89
 3,480,679.65           0.00   3,480,679.65  FNMA POOL # 252212                 3,320,777.23             0.00         3,320,777.23
         0.00   1,789,247.22   1,789,247.22  FNMA 280518 9.00 11/01/24                  0.00     1,872,554.57         1,872,554.57
10,000,000.00   4,050,000.00  14,050,000.00  FEDERAL RLTY INVS TRST             9,888,700.00     4,004,923.50        13,893,623.50
 1,001,146.23           0.00   1,001,146.23  FNMA POOL # 316357                   999,894.80             0.00           999,894.80
 2,296,486.27           0.00   2,296,486.27  FNMA POOL #322344                  2,300,780.70             0.00         2,300,780.70
 2,358,999.42           0.00   2,358,999.42  FNMA POOL #346316                  2,365,628.21             0.00         2,365,628.21
 1,027,804.21           0.00   1,027,804.21  FNMA POOL #407603                  1,028,441.45             0.00         1,028,441.45
         0.00     688,510.72     688,510.72  FNMA 394035 6.50 10/01/27                  0.00       656,880.54           656,880.54
         0.00     103,145.99     103,145.99  FNMA 394026 6.50 09/01/27                  0.00        98,407.46            98,407.46
         0.00     681,638.69     681,638.69  FNMA 397372 6.50 08/01/27                  0.00       650,324.21           650,324.21
         0.00     104,209.67     104,209.67  FNMA 398938 6.50 10/01/27                  0.00        99,422.28            99,422.28
         0.00     732,215.08     732,215.08  FNMA 402609 6.50 12/01/27                  0.00       698,577.12           698,577.12

         0.00     721,239.90     721,239.90  FNMA 403480 6.50 12/01/27                  0.00       688,106.14           688,106.14
         0.00     121,558.90     121,558.90  FNMA 404323 6.50 12/01/27                  0.00       115,974.48           115,974.48
         0.00      26,856.83      26,856.83  FNMA 406501 6.50 12/01/27                  0.00        25,623.03            25,623.03
 5,295,001.46           0.00   5,295,001.46  FNMA POOL #413863                  5,293,307.06             0.00         5,293,307.06
 1,221,910.96           0.00   1,221,910.96  FNMA POOL #417392                  1,168,452.36             0.00         1,168,452.36
 3,964,259.76           0.00   3,964,259.76  FNMA POOL #420621                  3,960,533.36             0.00         3,960,533.36
         0.00       9,429.99       9,429.99  FNMA 435081 6.0% 07/01/28                  0.00         8,749.24             8,749.24
 1,224,081.18           0.00   1,224,081.18  FNMA POOL #435082                  1,135,714.76             0.00         1,135,714.76
   996,408.11           0.00     996,408.11  FNMA POOL #440148                    950,873.20             0.00           950,873.20
 2,014,546.95           0.00   2,014,546.95  FNMA POOL #441542                  2,012,028.77             0.00         2,012,028.77
 1,037,523.92           0.00   1,037,523.92  FNMA POOL #446109                  1,035,412.56             0.00         1,035,412.56
 4,786,430.11           0.00   4,786,430.11  FNMA POOL #448509                  4,485,627.44             0.00         4,485,627.44
         0.00   9,991,179.86   9,991,179.86  FNMA 6.5%        11 01 28                  0.00     9,534,592.33         9,534,592.33
         0.00   5,639,579.83   5,639,579.83  FNMA 448727 6.0% 12/01/28                  0.00     5,232,458.56         5,232,458.56
         0.00           0.00           0.00  FNMA POOL #452026                          0.01             0.00                 0.01
13,000,797.07     569,465.14  13,570,262.21  FNMA POOL #484693                 12,063,237.44       528,355.45        12,591,592.89
17,585,685.43  11,747,757.56  29,333,442.99  FNMA POOL # 484699                16,316,174.80    10,899,686.94        27,215,861.74
   488,885.72   6,275,415.18   6,764,300.90  FNMA POOL #484731                    453,593.06     5,822,392.96         6,275,986.02
10,858,004.75   4,451,782.00  15,309,786.75  FNMA POOL #492335                 10,070,565.52     4,130,407.86        14,200,973.38
 4,600,893.10           0.00   4,600,893.10  FNMA POOL #494724                  4,388,448.79             0.00         4,388,448.79
     4,174.24   2,145,361.21   2,149,535.45  FNMA POOL #513370                      3,983.77     2,046,803.32         2,050,787.09
 7,000,000.00   3,370,000.00  10,370,000.00  FIRST CHICAGO CORP                 6,982,500.00     3,361,575.00        10,344,075.00
 5,000,000.00   2,000,000.00   7,000,000.00  FIRST MD BANCORP 7.20%             4,925,000.00     1,970,000.00         6,895,000.00
 9,970,000.00   5,260,000.00  15,230,000.00  FIRST 99 - A A4                    9,768,855.25     5,153,879.50        14,922,734.75
 7,970,000.00   3,945,000.00  11,915,000.00  FIRST UNION CORP                   7,920,187.50     3,920,343.75        11,840,531.25
 8,440,000.00   4,375,000.00  12,815,000.00  FIRST UNION CAP 7.95%              8,218,450.00     4,260,156.25        12,478,606.25
 3,250,000.00   1,600,000.00   4,850,000.00  FLAGSHIP 99-2 A3                   3,242,892.25     1,596,500.80         4,839,393.05
 2,750,000.00   2,500,000.00   5,250,000.00  FORD MOTOR CREDIT                  2,719,062.50     2,471,875.00         5,190,937.50
 7,300,000.00   3,650,000.00  10,950,000.00  FORD MOTOR CREDIT                  7,351,676.70     3,672,812.50        11,024,489.20
 9,760,000.00   6,090,000.00  15,850,000.00  GEHEL 99-1 A4 6.185%               9,488,135.20     5,920,363.05        15,408,498.25
 6,940,350.06   3,589,153.30  10,529,503.36  GECMS99 -1 A1 (6.50%)              6,380,784.34     3,283,691.97         9,664,476.31
17,754,322.18  63,460,682.74  81,215,004.92  GMAC 1997-C1 IO                    1,403,834.25     5,017,836.18         6,421,670.43
   125,187.52           0.00     125,187.52  GNMA   POOL# 0001136                 131,798.67             0.00           131,798.67
    46,746.64           0.00      46,746.64  GNMA   POOL# 0009244                  48,090.60             0.00            48,090.60
   104,291.81           0.00     104,291.81  GNMA   POOL# 0009279                 107,290.20             0.00           107,290.20
   230,991.48           0.00     230,991.48  GNMA POOL#348665                     232,723.91             0.00           232,723.91
         0.00   4,286,233.42   4,286,233.42  GNMA 354563 7.50 04/15/23                  0.00     4,295,389.93         4,295,389.93
         0.00   2,798,530.33   2,798,530.33  GNMA 354563 7.50 04/15/23                  0.00     2,688,936.33         2,688,936.33
   177,131.24           0.00     177,131.24  GNMA   POOL# 371437                  174,474.27             0.00           174,474.27

    80,744.10           0.00      80,744.10  GNMA   POOL# 22374                    83,014.63             0.00            83,014.63
 1,856,989.62           0.00   1,856,989.62  GNMA   POOL# 480525                1,816,934.35             0.00         1,816,934.35
 3,710,000.00   1,825,000.00   5,535,000.00  GNMA   POOL# 481632                3,706,512.60     1,823,284.50         5,529,797.10
         0.00   5,600,163.13   5,600,163.13  GNMA I POOL 6.5% 11 15 28                  0.00     5,327,746.27         5,327,746.27
 8,487,628.31   5,658,418.90  14,146,047.21  GNMA   POOL #482829                8,081,749.92     5,383,168.22        13,464,918.14
 5,641,258.07           0.00   5,641,258.07  GNMA   483453                      5,371,493.11             0.00         5,371,493.11
 5,827,433.86           0.00   5,827,433.86  GNMA   #483463                     5,548,765.97             0.00         5,548,765.97
 8,625,877.39           0.00   8,625,877.39  GNMA   POOL # 486516               8,213,387.93             0.00         8,213,387.93
         0.00   8,539,225.27   8,539,225.27  GNMA 498651 6.5% 04/15/29                  0.00     8,130,879.52         8,130,879.52
 2,416,694.99           0.00   2,416,694.99  GNMA   POOL# 498652                2,301,128.64             0.00         2,301,128.64
 2,951,333.67           0.00   2,951,333.67  GNMA   POOL#502768                 2,948,559.42             0.00         2,948,559.42
 2,995,185.19           0.00   2,995,185.19  GNMA   POOL# 505842                2,992,369.72             0.00         2,992,369.72
 5,027,352.56           0.00   5,027,352.56  GNMA   POOL#507382                 5,022,626.85             0.00         5,022,626.85
10,064,583.06           0.00  10,064,583.06  GNMA   POOL#510422                10,055,122.35             0.00        10,055,122.35
    64,004.85           0.00      64,004.85  GNMA  POOL# 164775                    69,084.91             0.00            69,084.91
    11,751.28           0.00      11,751.28  GNMA POOL#303442                      12,258.00             0.00            12,258.00
   684,404.30           0.00     684,404.30  GNMA   POOL# 304732                  689,961.67             0.00           689,961.67
    99,570.94           0.00      99,570.94  GNMA POOL#306473                     103,864.44             0.00           103,864.44
    79,997.19           0.00      79,997.19  GNMA   POOL# 308571                   83,446.67             0.00            83,446.67
    18,754.11           0.00      18,754.11  GNMA POOL#310780                      19,562.78             0.00            19,562.78
   166,156.48           0.00     166,156.48  GNMA POOL#314586                     173,321.15             0.00           173,321.15
   191,607.90           0.00     191,607.90  GNMA POOL#315728                     199,870.03             0.00           199,870.03
   101,605.56           0.00     101,605.56  GNMA   POOL#319999                   105,986.79             0.00           105,986.79
    32,435.20           0.00      32,435.20  GNMA POOL#321563                      33,833.81             0.00            33,833.81
   105,602.00           0.00     105,602.00  GNMA POOL#321786                     110,155.56             0.00           110,155.56
     9,038.51           0.00       9,038.51  GNMA   POOL#325399                     9,114.70             0.00             9,114.70
   247,670.97           0.00     247,670.97  GNMA   POOL# 331869                  249,372.47             0.00           249,372.47
   140,576.84           0.00     140,576.84  GNMA POOL#332285                     146,638.51             0.00           146,638.51
   357,421.01           0.00     357,421.01  GNMA   POOL# 337049                  360,101.67             0.00           360,101.67
   233,613.61           0.00     233,613.61  GNMA POOL#337062                     235,290.96             0.00           235,290.96
         0.00   9,707,967.79   9,707,967.79  GNMA  780213  7.50%   08/15/25             0.00     9,704,861.23         9,704,861.23
 4,665,000.00   3,650,000.00   8,315,000.00  GABLES REALTY                      4,406,577.66     3,447,804.60         7,854,382.26
 2,407,700.58   1,620,400.85   4,028,101.43  FSQ GOVERNMENT MM #465             2,407,700.58     1,620,400.85         4,028,101.43
   296,561.22           0.00     296,561.22  TURKEY TRUST                         303,612.85             0.00           303,612.85
   711,934.04           0.00     711,934.04  TRUST CERTIFICATE                    730,622.31             0.00           730,622.31
         0.00   1,153,638.65   1,153,638.65  GREEN TREE   7.85%   07/15/09              0.00     1,135,076.60         1,135,076.60
 6,880,000.00   3,245,000.00  10,125,000.00  GREENPOINT MAN HOUSING             6,485,260.00     3,058,818.13         9,544,078.13
 5,750,000.00   1,850,000.00   7,600,000.00  HSBC HOLDING PLC                   5,764,375.00     1,858,249.15         7,622,624.15
 2,000,000.00   1,095,000.00   3,095,000.00  HALLIBURTON CO                     1,797,500.00       984,131.25         2,781,631.25

 4,205,051.47   5,153,271.01   9,358,322.48  HOUSING SECURITIES INC             4,239,217.51     5,196,192.21         9,435,409.72
12,810,000.00   7,790,000.00  20,600,000.00  IMCHE 1997-7 A5                   12,663,645.75     7,700,999.25        20,364,645.00
 1,036,000.00           0.00   1,036,000.00  KNIGHT-RIDDER (8 1/2)              1,047,774.14             0.00         1,047,774.14
 1,313,000.00           0.00   1,313,000.00  KRAFT INC                          1,354,031.25             0.00         1,354,031.25
 7,360,000.00   4,810,000.00  12,170,000.00  LUBRIZOL                           6,587,200.00     4,304,950.00        10,892,150.00
 2,123,121.35           0.00   2,123,121.35  THE MONEY STORE (M15/M15)          2,121,709.48             0.00         2,121,709.48
         0.00   2,800,000.00   2,800,000.00  MONSANTO 5.375%  12/01/01                  0.00     2,733,500.00         2,733,500.00
13,000,000.00   6,000,000.00  19,000,000.00  MSC 99-FNV1 A2 (6.53%)            12,323,545.00     5,687,790.00        18,011,335.00
 8,395,000.00   4,090,000.00  12,485,000.00  MOTOROLA INC. (7.50%)              8,332,037.50     4,059,325.00        12,391,362.50
 9,000,000.00   4,550,000.00  13,550,000.00  NEW CENTURY HOME EQUITY            8,891,325.00     4,495,058.75        13,386,383.75
 7,028,847.71   3,469,431.23  10,498,278.94  NEW CENTURY EQUITY TRUST           6,885,424.07     3,398,637.49        10,284,061.56
 7,525,000.00   3,645,000.00  11,170,000.00  NEW CENTY HOME EQUITY LN           7,499,136.58     3,632,472.14        11,131,608.72
 2,997,106.01   6,418,327.59   9,415,433.60  PNC 98-7 A5                        2,803,268.18     6,003,222.24         8,806,490.42
 7,292,343.34   4,466,560.41  11,758,903.75  PALS 99 - 1 A1 (6.30%)             7,071,297.83     4,331,170.03        11,402,467.86
 6,680,000.00   2,665,000.00   9,345,000.00  PENTAIR INC SR NT                  6,604,850.00     2,635,018.75         9,239,868.75
10,000,000.00           0.00  10,000,000.00  PRIME PROPERTY FNDG  144A          9,864,960.00             0.00         9,864,960.00
 1,500,000.00           0.00   1,500,000.00  PRUDENTIAL HOME MTG (CMO)          1,440,525.00             0.00         1,440,525.00
10,090,000.00   4,960,000.00  15,050,000.00  PSSF 1998-C1 A1A3                  9,562,847.95     4,700,864.80        14,263,712.75
 7,460,000.00   3,640,000.00  11,100,000.00  PSSF 1999-NRF1 A2                  7,063,016.10     3,446,297.40        10,509,313.50
 2,110,637.12           0.00   2,110,637.12  RESIDENT'L FUND (M25/M25)          2,114,837.28             0.00         2,114,837.28
 6,170,000.00   3,750,000.00   9,920,000.00  RESIDENTIAL FDG MTG                5,669,824.63     3,446,003.63         9,115,828.26
16,797,275.30  10,308,797.15  27,106,072.45  RALI SER 1999 - QS3 CL A8         15,466,511.17     9,492,082.70        24,958,593.87
13,684,000.00           0.00  13,684,000.00  RESIDENTIAL ACCREDIT LOAN         12,838,397.22             0.00        12,838,397.22
 5,240,000.00   2,300,000.00   7,540,000.00  RESIDENTIAL ASSET SEC              5,229,085.08     2,295,209.10         7,524,294.18
16,730,000.00   8,010,000.00  24,740,000.00  SAXON ASSET SEC TRUST             16,750,912.50     8,020,012.50        24,770,925.00
 7,303,000.00   3,460,000.00  10,763,000.00  SAXON ASSET SEC TRUST              7,264,206.46     3,441,620.48        10,705,826.94
21,331,181.00           0.00  21,331,181.00  SECURITIZED ASSET (CMO)           20,452,869.63             0.00        20,452,869.63
   500,000.00           0.00     500,000.00  SALLIE MAE  MTN                      517,070.00             0.00           517,070.00
 7,000,000.00   4,000,000.00  11,000,000.00  SUSA PARTNERSHIP                   6,352,500.00     3,630,000.00         9,982,500.00
 8,650,000.00   4,225,000.00  12,875,000.00  VENDE 99 - 3 1D                    8,095,699.35     3,954,257.78        12,049,957.13
36,570,000.00  13,140,000.00  49,710,000.00  U.S. TREASURY BOND                35,381,840.70    12,713,081.40        48,094,922.10
19,698,630.00   9,340,110.00  29,038,740.00  U.S. TREASURY NOTE (TIPS)         18,038,232.48     8,552,832.13        26,591,064.61
 9,630,000.00     955,000.00  10,585,000.00  U.S. TREASURY NOTE                 9,538,707.60       945,946.60        10,484,654.20
15,201,150.00   5,118,420.00  20,319,570.00  U.S. TREASURY TIP                 14,892,566.66     5,014,516.07        19,907,082.73
 2,880,000.00           0.00   2,880,000.00  U.S. TREASURY NOTE                 2,919,340.80             0.00         2,919,340.80
 6,755,000.00           0.00   6,755,000.00  U.S. TREASURY NOTE                 6,787,086.25             0.00         6,787,086.25
 6,610,000.00   3,135,000.00   9,745,000.00  VANDERBILT MTG FIN                 6,605,181.31     3,132,714.59         9,737,895.90
13,910,000.00   6,600,000.00  20,510,000.00  WORTHINGTON INDUSTRIES            13,510,087.50     6,410,250.00        19,920,337.50
         0.00  10,729,000.00  10,729,000.00  FEDERAL SIGNAL CORP. 5.88%                 0.00    10,729,000.00        10,729,000.00
         0.00  10,000,000.00  10,000,000.00  MERRILL CO. 6.02%                          0.00    10,000,000.00        10,000,000.00
         0.00   6,756,000.00   6,756,000.00  LEHMAN TRIPARTY 5.83%                      0.00     6,756,000.00         6,756,000.00

737,611,731.88   445,673,987.90   1,183,105,719.28                              696,413,830.90   374,185,802.46   1,070,588,633.36

                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 1999
                             (Amounts in Thousands)

                                                                         Armada
                                                                         Limited
                                       Parkstone        Armada        Maturity Bond
                                        Limited         Limited           Fund
                                     Maturity Bond   Maturity Bond      Pro Forma
                                         Fund            Fund           Combined

TOTAL INVESTMENTS:                      127,265         80,844           208,109
                                        -------         ------           -------

ASSETS
     Cash                                     0            194               194
     Accrued Income                       1,679            835             2,514
     Investment Securities Sold               0              0                 0
    Cap Shares Sold                           1              0                 1
    Other Assets                              8             37                45
TOTAL ASSETS:                           128,953         81,910           210,863
                                        -------         ------           -------

LIABILITIES
    Income Payable                          612            391             1,003
    Capital Gain Payable                      0              0                 0
    Investment Securities Purchased           0              0                 0
    Capital Shares Redeemed Payable         232            103               335
    Accrued Expense Payable                 115              0               115
    Other Payables                        2,572              0             2,572

TOTAL LIABILITIES:                        3,531            494             4,025
                                        -------         ------           -------

TOTAL NET ASSETS:                       125,422         81,416           206,838


                             STATEMENT OF OPERATIONS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)


                                                                                                  Armada
                                                                                                  Limited
                                                 Parkstone        Armada                       Maturity Bond
                                                  Limited         Limited                          Fund
                                               Maturity Bond   Maturity Bond       ProForma      ProForma
                                                    Fund           Fund           Adjustments    Combined

INVESTMENT INCOME:

    Interest                                        4,423         2,425                  0        6,848
                                                    -----         -----            -------        -----

TOTAL INCOME:                                       4,423         2,425                  0        6,848
                                                    -----         -----            -------        -----

EXPENSES:

    Administrator Fees                                164            28                (47) A       145
    Investment Advisory Fees                          440           179                  -          619
    Waiver of Investment Advisory Fees                (99)          (40)                 -         (139)
    Transfer Agent Fees                                37            18                  -           55
    Custodian Fees                                     12             8                  -           20
    Professional Fees (Audit + Legal)                   8             4                 (4) A         8
    Trustee (Directors) Fees                            1             1                  -            2
    Registration Fees                                  12             3                  -           15
    12b-1 Fees                                         28             0                  6  A        34
    Shareholder Servicing Fees                          0             2                  7  A         9
    Printing Expenses                                   9             2                  -           11
    Miscellaneous Expenses                              2             1                  -            3

TOTAL EXPENSES:                                      (614)         (206)               (38)        (782)
                                                    -----         -----            -------        -----

NET INVESTMENT INCOME:                              3,809         2,219                (38)       6,066
                                                    -----         -----            -------        -----

    Net Realized Gains (Losses) on Investments       (693)         (352)                 0       (1,045)
    Net Unrealized Appreciation (Depreciation)
    of Investment Securities                         (533)         (310)                 0         (843)
                                                    -----         -----            -------        -----

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                             (1,226)         (662)                 0       (1,888)
                                                    -----         -----            -------        -----

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                          2,583         1,557                (38)       4,178
                                                    -----         -----            -------        -----

A-To adjust fees to reflect Armada's fee structure


                       STATEMENT OF CHANGES IN NET ASSETS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)

                                                                                     Armada
                                                                                     Limited
                                                       Parkstone      Armada      Maturity Bond
                                                        Limited       Limited         Fund
                                                    Maturity Bond  Maturity Bond    Pro Forma
                                                         Fund          Fund         Combined

INVESTMENT ACTIVITIES:
    Net Investment Income                                3,809         2,219         6,028
    Net Realized Gain (Loss) on Securities Sold           (693)         (352)       (1,045)
    Net Increase (Decrease) in Unrealized
    Appreciation of Assets                                (533)         (310)         (843)
                                                       -------        ------       -------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                               2,583         1,557         4,140
                                                       -------        ------       -------

DISTRIBUTIONS TO SHAREHOLDERS:
    Net Investment Income
      Institutional/Class I Shares                      (3,284)       (2,197)       (5,481)
      Investor A/Class A Shares                           (506)          (15)         (521)
      Investor B/Class B Shares                            (20)            -           (20)
    Realized Capital Gains
      Institutional/Class I Shares                           -             -             -
      Investor A/Class A Shares                              -             -             -
      Investor B/Class B Shares                              -             -             -

TOTAL DISTRIBUTIONS:                                    (3,810)       (2,212)       (6,022)
                                                       -------        ------       -------

PAID-IN-CAPITAL:

    Institutional/Class I Shares
      Shares Issued                                      7,939        39,968        47,907
      Shares Issued in Lieu of Cash Distributions        1,012         1,106         2,118
      Shares Redeemed                                  (19,778)      (31,967)      (51,745)
    Net Institutional/Class I Share Transactions       (10,827)        9,107        (1,720)
                                                       -------        ------       -------

    Investor A/Class A Shares
      Shares Issued                                        468           236           704
      Shares Issued in Lieu of Cash Distributions          510            14           524
      Shares Redeemed                                  (11,731)         (267)      (11,998)
    Net Investor A/Class A Share Transactions          (10,753)          (17)      (10,770)
                                                       -------        ------       -------

    Investor B/Class B Shares
      Shares Issued                                         71           140           211
      Shares Issued in Lieu of Cash Distributions           15             1            16
      Shares Redeemed                                      (66)           (1)          (67)
    Net Investor B/Class B Share Transactions               20           140           160
                                                       -------        ------       -------

INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS:                               (21,560)        9,230       (12,330)
                                                       -------        ------       -------

BEGINNING OF PERIOD:                                   148,209        72,841       221,050
                                                       -------        ------       -------

END OF PERIOD:                                         125,422        81,416       206,838
                                                       -------        ------       -------

                    PROFORMA COMBINED SCHEDULE OF INVESTMENTS
                             ARMADA ENHANCED INCOME/
                         PARKSTONE LIMITED MATURITY BOND
                                 AS OF 11/30/99

                                    Proforma                                                                           Proforma
    Armada            Parkstone     Combined                                     Armada             Parkstone          Combined
  Shares/Par         Shares/Par    Shares/Par         Security Description    Market Value         Market Value       Market Value
  ----------         ----------    ----------         --------------------    -------------       -------------       ------------
    915,000.00              0.00      915,000.00   AESOP FUNDING 1997-1-A1        906,124.50                0.00         906,124.50
          0.00      4,554,429.27    4,554,429.27   AMRESCO SN 7.545 09/26/27            0.00        4,520,981.54       4,520,981.54
  1,410,000.00              0.00    1,410,000.00   WOLS 1998-1-A3               1,398,543.75                0.00       1,398,543.75
  1,335,000.00      2,100,000.00    3,435,000.00   BOMBARDIER CAP MTG SEC       1,336,635.38        2,102,572.50       3,439,207.88
  1,700,000.00      3,300,000.00    5,000,000.00   BROWNING FERRIS (6.08%)      1,695,750.00        3,289,044.00       4,984,794.00
  1,100,000.00              0.00    1,100,000.00   CSC ENTERPRISES 6.5% 144A    1,095,747.40                0.00       1,095,747.40
    588,862.15      1,307,816.74    1,896,678.89   RAST 97-A1-A1                  586,742.24        1,305,037.63       1,891,779.87
  2,910,000.00              0.00    2,910,000.00   COUNTRYWIDE HOME LOANS       2,902,783.20                0.00       2,902,783.20
  2,855,000.00              0.00    2,855,000.00   CAPITA EQUIP. RECEIVABLES    2,836,057.08                0.00       2,836,057.08
  1,000,000.00      4,000,000.00    5,000,000.00   CASE CREDIT 6.12%              988,750.00        3,955,000.00       4,943,750.00
  6,000,000.00     15,000,000.00   21,000,000.00   CHAMPION HOME EQUITY IO        786,408.00        1,966,020.00       2,752,428.00
  1,500,000.00      1,500,000.00    3,000,000.00   CHAMPION INTL                1,550,625.00        1,550,625.00       3,101,250.00
  1,260,000.00              0.00    1,260,000.00   CITIBANK CREDIT TR 96-1 A    1,166,300.10                0.00       1,166,300.10
  1,235,000.00      2,600,000.00    3,835,000.00   COMDISCO INC                 1,194,862.50        2,515,403.80       3,710,266.30
  1,025,000.00      2,975,000.00    4,000,000.00   COMPUTER ASSOCIATES INTL       989,125.00        2,870,875.00       3,860,000.00
  2,490,000.00      5,000,000.00    7,490,000.00   COPEL 1997-A A4              2,466,394.80        4,952,600.00       7,418,994.80
  1,800,000.00      1,500,000.00    3,300,000.00   DIAL CORP DEL NOTE 6.625%    1,761,750.00        1,468,125.00       3,229,875.00
          0.00      2,000,000.00    2,000,000.00   DILLARDS 9.50%    10/15/01           0.00        2,070,000.00       2,070,000.00
  1,060,000.00              0.00    1,060,000.00   DISCOVER MASTER TR 98-4A     1,029,578.00                0.00       1,029,578.00
  1,500,000.00      2,500,000.00    4,000,000.00   EMPIRE FUNDING 99-1 A3       1,463,203.50        2,438,672.50       3,901,876.00
  1,395,000.00              0.00    1,395,000.00   EVANS WITHYCOMBE 144A        1,434,659.85                0.00       1,434,659.85
  3,000,000.00              0.00    3,000,000.00   FHLMC MORT                   2,987,280.00                0.00       2,987,280.00
  1,007,969.41      3,359,897.97    4,367,867.38   FNMA SERIES 1997-26 CL E       997,274.85        3,324,249.45       4,321,524.30
  1,394,289.14              0.00    1,394,289.14   FNMA #426798                 1,413,908.24                0.00       1,413,908.24
    680,471.06              0.00      680,471.06   FIDELITY DOMESTIC MM #690      680,471.06                0.00         680,471.06
    900,000.00      3,600,000.00    4,500,000.00   FIRST CHICAGO 10.25%           940,500.00        3,766,500.00       4,707,000.00
  1,400,000.00              0.00    1,400,000.00   FIRST UNION CORPORATION      1,439,832.80                0.00       1,439,832.80

  3,000,000.00      6,000,000.00    9,000,000.00   FLAGSHIP 99-2 A3             2,993,439.00        5,986,878.00       8,980,317.00
  1,000,000.00              0.00    1,000,000.00   FORD MOTOR CDT GLOBAL          991,250.00                0.00         991,250.00
  1,810,000.00      5,000,000.00    6,810,000.00   FRANCHISE FIN CORP           1,800,298.40        4,974,100.00       6,774,398.40
  1,400,000.00      2,600,000.00    4,000,000.00   GENERAL AMERICAN TRANS       1,487,500.00        2,756,816.40       4,244,316.40
          0.00        597,693.33      597,693.33   GREEN TREE 7.85  07/15/09            0.00          588,076.44         588,076.44
 50,000,000.00              0.00   50,000,000.00   GREEN TREE 99-D A7 IO        4,192,700.00                0.00       4,192,700.00
          0.00      2,000,649.18    2,000,649.18   GREEN TREE 6.55   07/15/28           0.00        2,008,731.80       2,008,731.80
  1,250,000.00              0.00    1,250,000.00   HARTI 1998-1 A3              1,239,712.50                0.00       1,239,712.50
  1,750,000.00      2,250,000.00    4,000,000.00   JB HUNT TRANSPORT            1,730,312.50        2,224,687.50       3,955,000.00
          0.00      4,700,000.00    4,700,000.00   INGERSOLL  6.34   12/03/01           0.00        4,653,000.00       4,653,000.00
          0.00      5,000,000.00    5,000,000.00   BELGIUM RAIL  8.25  02/02/0          0.00        5,014,500.00       5,014,500.00
          0.00      3,000,000.00    3,000,000.00   US WEST 6.125   11/21/00             0.00        2,985,000.00       2,985,000.00
          0.00      5,000,000.00    5,000,000.00   NATL POWER 7.125   07/11/01          0.00        4,984,825.00       4,984,825.00
          0.00      5,000,000.00    5,000,000.00   LEHMAN HLDS 6.89  10/10/00           0.00        5,022,300.00       5,022,300.00
  1,121,567.03      2,091,029.61    3,212,596.64   MERRILL 1996-C1 A1           1,120,226.76        2,083,480.99       3,203,707.75
     20,534.21              0.00       20,534.21   GOLDEN NATIONAL MTGE            20,490.78                0.00          20,490.78
    910,000.00              0.00      910,000.00   METLIFE CAP 97-A-A  6.85%      907,725.00                0.00         907,725.00
    600,000.00              0.00      600,000.00   MONSANTO 7.09 12/15/00         601,425.00                0.00         601,425.00
  1,500,000.00      3,000,000.00    4,500,000.00   NEW CENTURY HOME EQUITY      1,481,887.50        2,963,775.00       4,445,662.50
  2,000,000.00      4,989,000.00    6,989,000.00   OAKWOOD MTG INVESTORS        1,992,080.00        4,969,243.56       6,961,323.56
    915,000.00              0.00      915,000.00   PNC STUDENT LOAN TRUST I       913,915.73                0.00         913,915.73
  1,378,054.39      2,734,628.83    4,112,683.22   PALS 99 - 1 A1 (6.30%)       1,336,282.81        2,651,736.76       3,988,019.57
  1,000,000.00        125,000.00    1,125,000.00   PRIME PROPERTY FNDG  144A      986,496.00          120,312.50       1,106,808.50
    840,000.00        920,000.00    1,760,000.00   PRIME PROP II (144A)           821,264.64          899,480.32       1,720,744.96
  1,100,000.00              0.00    1,100,000.00   RAYTHEON  (5.95%)            1,083,500.00                0.00       1,083,500.00
          0.00      4,150,000.00    4,150,000.00   SAXON 7.375   11/25/23               0.00        4,153,921.75       4,153,921.75
    790,000.00              0.00      790,000.00   SEARS MASTER TRUST 1996-4      785,410.10                0.00         785,410.10
    258,370.62              0.00      258,370.62   SBA POOL #503115 (M1/M1)       273,568.67                0.00         273,568.67
  1,300,000.00      2,700,000.00    4,000,000.00   LIMITED INC. (Q23/Q23)       1,296,750.00        2,693,250.00       3,990,000.00
  1,500,000.00      3,100,000.00    4,600,000.00   VENDEE 99-2 IJ               1,463,842.50        3,025,274.50       4,489,117.00
  4,000,000.00      9,000,000.00   13,000,000.00   U.S. TREASURY NOTE           3,951,120.00        8,895,870.00      12,846,990.00
  5,200,000.00      2,500,000.00    7,700,000.00   U.S. TREASURY NOTE           5,222,828.00        2,511,875.00       7,734,703.00
  2,750,000.00      6,000,000.00    8,750,000.00   WFS 1999-A A4                2,686,502.50        5,857,500.00       8,544,002.50
  1,000,000.00              0.00    1,000,000.00   WEINGARTEN REALTY 6.00%        988,750.00                0.00         988,750.00
    588,948.34              0.00      588,948.34   WORLD OMNI AUTO LEASE 97A      594,313.66                0.00         594,313.66
          0.00        572,698.03      572,698.03   GOLDMAN SACHS PREM SQ                0.00          572,698.03         572,698.03

  1,850,000.00              0.00    1,850,000.00   HYDRO-QUEBEC FRN(S28/M28)    1,831,500.00                0.00       1,831,500.00
          0.00      2,572,000.00    2,572,000.00   BEAR STEARNS                         0.00        2,572,000.00       2,572,000.00
132,294,066.35    140,899,842.96  273,193,709.31                               80,844,399.30      127,265,039.97     208,109,439.27

                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 1999
                             (Amounts in Thousands)


                                       Parkstone                 Armada
                                     Intermediate              Intermediate
                                      Government    Armada      Bond Fund
                                     Obligations  Intermediate  Pro Forma
                                         Fund      Bond Fund    Combined

TOTAL INVESTMENTS:                      146,990     302,593     449,583
                                        -------     -------     -------

ASSETS
     Cash                                     0       1,081       1,081
     Accrued Income                       1,504       3,339       4,843
     Investment Securities Sold              15         140         155
    Cap Shares Sold                           0           0           0
    Other Assets                             10          27          37
TOTAL ASSETS:                           148,519     307,180     455,699
                                        -------     -------     -------

LIABILITIES
    Income Payable                          529       1,517       2,046
    Capital Gain Payable                      0           0           0
    Investment Securities Purchased           0           0           0
    Capital Shares Redeemed Payable          13           0          13
    Accrued Expense Payable                 120         232         352
    Other Payables                       36,656           0      36,656

TOTAL LIABILITIES:                       37,318       1,749      39,067
                                        -------     -------     -------

TOTAL NET ASSETS:                       111,201     305,431     416,632

                             STATEMENT OF OPERATIONS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)


                                                   Parkstone                                 Armada
                                                 Intermediate                              Intermediate
                                                   Government    Armada                     Bond Fund
                                                  Obligations  Intermediate     ProForma    ProForma
                                                      Fund      Bond Fund      Adjustments  Combined

INVESTMENT INCOME:

     Interest                                         4,108       10,055              0       14,163
                                                      -----        -----        -------        -----

TOTAL INCOME:                                         4,108       10,055              0       14,163
                                                      -----        -----        -------        -----

EXPENSES:

     Administrator Fees                                 161          109            (48) A       222
     Investment Advisory Fees                           443          860              -        1,303
     Waiver of Investment Advisory Fees                 (29)        (234)             -         (263)
     Transfer Agent Fees                                 40           43              -           83
     Custodian Fees                                      12           31              -           37
     Professional Fees (Audit + Legal)                    9           12             (6) A        21
     Trustee (Directors) Fees                             1            4              -            5
     Registration Fees                                   12            5              -           17
     12b-1 Fees                                          16           65             13  A        94
     Shareholder Servicing Fees                           0            7             10  A        17
     Printing Expenses                                    9           11              -           20
     Miscellaneous Expenses                               1            5              -            6

TOTAL EXPENSES:                                        (675)        (918)           (31)      (1,562)
                                                      -----        -----        -------        -----

NET INVESTMENT INCOME:                                3,433        9,137            (31)      12,601
                                                      -----        -----        -------        -----

     Net Realized Gains (Losses) on Investments      (1,049)      (4,903)             0       (5,952)
     Net Unrealized Appreciation (Depreciation)
     of Investment Securities                        (1,011)        (348)             0       (1,359)
                                                      -----        -----        -------        -----

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                               (2,060)      (5,251)             0       (7,311)
                                                      -----        -----        -------        -----

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                            1,373        3,886            (31)       5,290
                                                      -----        -----        -------        -----

A-To adjust fees to reflect Armada's fee structure


                       STATEMENT OF CHANGES IN NET ASSETS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)

                                                      Parkstone                    Armada
                                                    Intermediate                 Intermediate
                                                      Government      Armada      Bond Fund
                                                     Obligations    Intermediate  Pro Forma
                                                         Fund        Bond Fund    Combined


INVESTMENT ACTIVITIES:
    Net Investment Income                                3,433         9,137        12,570
    Net Realized Gain (Loss) on Securities Sold         (1,049)       (4,903)       (5,952)
    Net Increase (Decrease) in Unrealized
    Appreciation of Assets                              (1,011)         (348)       (1,359)
                                                       -------       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                               1,373         3,886         5,259
                                                       -------       -------       -------

DISTRIBUTIONS TO SHAREHOLDERS:
    Net Investment Income
      Institutional/Class I Shares                      (3,186)       (9,022)      (12,208)
      Investor A/Class A Shares                           (223)         (152)         (375)
      Investor B/Class B Shares                            (24)          (15)          (39)
    Realized Capital Gains
      Institutional/Class I Shares                           -             -             -
      Investor A/Class A Shares                              -             -             -
      Investor B/Class B Shares                              -             -             -

TOTAL DISTRIBUTIONS:                                    (3,433)       (9,189)      (12,622)
                                                       -------       -------       -------

PAID-IN-CAPITAL:

    Institutional/Class I Shares
      Shares Issued                                      1,929        43,852        45,781
      Shares Issued in Lieu of Cash Distributions          837         2,658         3,495
      Shares Redeemed                                  (31,820)      (54,753)      (86,573)
    Net Institutional/Class I Share Transactions       (29,054)       (8,243)      (37,297)
                                                       -------       -------       -------

    Investor A/Class A Shares
      Shares Issued                                        291         1,486         1,777
      Shares Issued in Lieu of Cash Distributions          156           111           267
      Shares Redeemed                                   (2,868)       (1,749)       (4,617)
    Net Investor A/Class A Share Transactions           (2,421)         (152)       (2,573)
                                                       -------       -------       -------

    Investor B/Class B Shares
      Shares Issued                                         19           143           162
      Shares Issued in Lieu of Cash Distributions           23            13            36
      Shares Redeemed                                     (483)         (233)         (716)
    Net Investor B/Class B Share Transactions             (441)          (77)         (518)
                                                       -------       -------       -------
INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS:                               (31,916)       (8,472)      (40,388)
                                                       -------       -------       -------

BEGINNING OF PERIOD:                                   145,177       319,206       464,383
                                                       -------       -------       -------

END OF PERIOD:                                         111,201       305,431       416,632
                                                       -------       -------       -------

                    PROFORMA COMBINED SCHEDULE OF INVESTMENTS
                            ARMADA INTERMEDIATE BOND/
                  PARKSTONE INTERMEDIATE GOVERNMENT OBLIGATIONS
                                 AS OF 11/30/99

                                     Proforma                                                                          Proforma
    Armada          Parkstone        Combined                                          Armada           Parkstone      Combined
  Shares/Par        Shares/Par      Shares/Par        Security Description          Market Value       Market Value   Market Value
  ----------        ----------      ----------        --------------------          ------------       ------------   ------------
  4,085,000.00             0.00     4,085,000.00     AT&T CORP                       3,901,175.00               0.00    3,901,175.00
    500,000.00             0.00       500,000.00     AMGEN MTN                         473,125.00               0.00      473,125.00
  3,578,952.44             0.00     3,578,952.44     AMRES 99 1 NIM                  3,498,426.01               0.00    3,498,426.01
  4,965,000.00             0.00     4,965,000.00     ARMSTRONG WORLD 6.35%           4,816,050.00               0.00    4,816,050.00
  4,000,000.00             0.00     4,000,000.00     BOMBARDIER CAP MTG SEC          4,004,900.00               0.00    4,004,900.00
  1,200,000.00             0.00     1,200,000.00     BRADLEY OPER LTD PRTNSHP        1,141,468.80               0.00    1,141,468.80
  3,150,000.00             0.00     3,150,000.00     BRUNSWICK CORP 6.75%            2,984,625.00               0.00    2,984,625.00
  7,950,000.00             0.00     7,950,000.00     CELT 1998-C A4                  7,750,494.75               0.00    7,750,494.75
  3,200,000.00             0.00     3,200,000.00     COMDISCO INC                    3,108,000.00               0.00    3,108,000.00
  2,000,000.00             0.00     2,000,000.00     COMMERCIAL NET                  1,962,500.00               0.00    1,962,500.00
  5,970,000.00             0.00     5,970,000.00     COMPUTER ASSOCIATES INTL        5,761,050.00               0.00    5,761,050.00
  3,575,000.00             0.00     3,575,000.00     CONTIMORTGAGE 1998-2 A6         3,455,469.88               0.00    3,455,469.88
  4,550,000.00             0.00     4,550,000.00     CONHE 1993-3 CLA5               4,488,870.75               0.00    4,488,870.75
  3,000,000.00             0.00     3,000,000.00     FIRST BOSTON MTG SECS           2,949,840.00               0.00    2,949,840.00
  2,100,000.00             0.00     2,100,000.00     CUMMINS ENGINE, (6.45%)         1,984,500.00               0.00    1,984,500.00
  3,190,000.00             0.00     3,190,000.00     EOP OPERATING LP                3,014,550.00               0.00    3,014,550.00
  3,670,000.00             0.00     3,670,000.00     EXCEL REALTY TR INC             3,592,012.50               0.00    3,592,012.50
          0.00       631,806.59       631,806.59     FHLMC 555138 8.75 4/01/17               0.00         661,817.40      661,817.40
    500,000.00             0.00       500,000.00     FHLB SERIES EG03 (6.565)          497,535.00               0.00      497,535.00
          0.00     5,000,000.00     5,000,000.00     FHLB        5.53 01/15/03               0.00       4,871,550.00    4,871,550.00
  1,000,000.00             0.00     1,000,000.00     FHLB                              979,810.00               0.00      979,810.00
          0.00    10,000,000.00    10,000,000.00     FHLB       5.625 03/19/01               0.00       9,930,600.00    9,930,600.00
     95,000.00             0.00        95,000.00     FHLB SERIES BS01 (5.86)            94,055.70               0.00       94,055.70
  2,970,000.00             0.00     2,970,000.00     FSPC T-8 A5                     2,956,694.40               0.00    2,956,694.40
     17,324.93             0.00        17,324.93     FHLMC POOL 16-0015 (8.25)          18,104.55               0.00       18,104.55
          0.00       384,444.23       384,444.23     FHLMC 141183 8.0 05/01/17               0.00         394,293.69      394,293.69
          0.00     5,000,000.00     5,000,000.00     FHLMC       7.44 09/20/06               0.00       4,991,250.00    4,991,250.00

          0.00     7,000,000.00     7,000,000.00     FNMA 94-93PH 7.5 08/25/22               0.00       7,115,080.00    7,115,080.00
          0.00    10,000,000.00    10,000,000.00     FNMA       5.625 03/15/01               0.00       9,932,400.00    9,932,400.00
  4,460,000.00             0.00     4,460,000.00     FANNIE MAE                      4,296,050.40               0.00    4,296,050.40
          0.00    14,219,000.00    14,219,000.00     FNMA CORP  6.375 06/15/09               0.00      13,799,255.12   13,799,255.12
  2,000,000.00             0.00     2,000,000.00     FNMA  6.25%  11/15/02           1,991,940.00               0.00    1,991,940.00
          0.00     5,000,000.00     5,000,000.00     FNMA       6.25  11/15/02               0.00       4,979,850.00    4,979,850.00
          0.00       473,289.92       473,289.92     FNMA 20252  8.75 08/01/09               0.00         491,629.90      491,629.90
          0.00     1,017,039.04     1,017,039.04     FNMA 62226  9.00 01/01/10               0.00       1,064,392.38    1,064,392.38
          0.00       834,645.17       834,645.17     FNMA 084251 9.00 08/01/09               0.00         873,506.25      873,506.25
          0.00     1,772,720.12     1,772,720.12     FNMA 100044 13.0 08/15/15               0.00       2,007,605.54    2,007,605.54
  1,000,000.00             0.00     1,000,000.00     FANNIE MAE MTN                    996,930.00               0.00      996,930.00
          0.00       821,960.52       821,960.52     FNMA 124439 8.25 07/01/17               0.00         840,709.44      840,709.44
          0.00       898,145.10       898,145.10     FNMA 303545 8.50 02/01/25               0.00         926,212.13      926,212.13
          0.00       627,651.25       627,651.25     FNMA 313025 11.5 05/01/10               0.00         676,093.37      676,093.37
  2,552,950.56             0.00     2,552,950.56     FNMA POOL #412232               2,442,050.39               0.00    2,442,050.39
          0.00       946,167.74       946,167.74     FNMA 417392 6.5% 02/01/28               0.00         902,700.79      902,700.79
          0.00     1,472,933.51     1,472,933.51     FNMA 485269 6.0% 02/01/29               0.00       1,366,602.44    1,366,602.44
  6,860,590.47             0.00     6,860,590.47     FNMA POOL #493767               6,713,176.48               0.00    6,713,176.48
  1,550,000.00             0.00     1,550,000.00     FEDERAL RLTY INVS TR            1,418,730.50               0.00    1,418,730.50
  2,394,989.30             0.00     2,394,989.30     FIDELITY DOMESTIC MM #690       2,394,989.30               0.00    2,394,989.30
  2,500,000.00             0.00     2,500,000.00     FIRST MD BANCORP 7.20%          2,462,500.00               0.00    2,462,500.00
  3,375,000.00             0.00     3,375,000.00     FIRST UNION CORP                3,353,906.25               0.00    3,353,906.25
  2,550,000.00             0.00     2,550,000.00     FORD MOTOR CREDIT               2,521,312.50               0.00    2,521,312.50
  3,033,924.46             0.00     3,033,924.46     GECMS99 -1 A1 (6.50%)           2,789,314.30               0.00    2,789,314.30
          0.00        32,690.16        32,690.16     GNMA2 1002   9.5 06/20/18               0.00          34,488.12       34,488.12
          0.00        58,024.61        58,024.61     GNMA2 1399   9.5 05/20/20               0.00          61,215.96       61,215.96
          0.00        26,763.42        26,763.42     GNMA2 21561  9.5 02/20/21               0.00          28,235.41       28,235.41
          0.00     1,988,159.81     1,988,159.81     GNMA2 2780  6.00 07/20/29               0.00       1,825,369.28    1,825,369.28
          0.00     1,432,149.37     1,432,149.37     GNMA 446666 7.0% 08/15/28               0.00       1,400,369.98    1,400,369.98
          0.00     5,969,860.92     5,969,860.92     GNMA 6.5 470238  04/15/29               0.00       5,684,382.17    5,684,382.17
  5,941,074.30             0.00     5,941,074.30     GNMA   POOL#472969              5,656,972.13               0.00    5,656,972.13
     31,742.97             0.00        31,742.97     GNMA   POOL#154047                 33,706.91               0.00       33,706.91
  5,025,000.00             0.00     5,025,000.00     GABLES REALTY                   4,746,635.10               0.00    4,746,635.10
          0.00        37,392.71        37,392.71     GNMA 4029   9.00 09/15/04               0.00          39,343.86       39,343.86
          0.00        29,872.24        29,872.24     GNMA 4265   9.00 10/15/04               0.00          31,430.97       31,430.97
          0.00        25,105.63        25,105.63     GNMA 4309   9.00 12/15/04               0.00          26,415.64       26,415.64
          0.00         5,451.98         5,451.98     GNMA 4610   9.00 01/15/05               0.00           5,736.46        5,736.46

          0.00        34,218.12        34,218.12     GNMA 4790   9.00 12/15/04               0.00          36,003.62       36,003.62
          0.00        17,626.33        17,626.33     GNMA 4820   9.00 01/15/05               0.00          18,546.07       18,546.07
          0.00        10,795.11        10,795.11     GNMA 4921   9.00 01/15/05               0.00          11,358.40       11,358.40
          0.00         4,221.69         4,221.69     GNMA 4961   9.00 01/15/05               0.00           4,441.98        4,441.98
          0.00        32,881.09        32,881.09     GNMA 4991   9.00 12/15/04               0.00          34,596.83       34,596.83
          0.00        29,194.99        29,194.99     GNMA 8328   9.00 04/15/05               0.00          30,718.38       30,718.38
          0.00        97,283.70        97,283.70     GNMA 23554  9.00 10/15/08               0.00         102,359.96      102,359.96
          0.00        43,576.06        43,576.06     GNMA 24863  9.00 09/15/08               0.00          45,849.86       45,849.86
          0.00        82,967.71        82,967.71     GNMA 25395  9.00 09/15/08               0.00          87,296.97       87,296.97
          0.00        13,438.15        13,438.15     GNMA 25407  9.00 09/15/08               0.00          14,139.35       14,139.35
          0.00        15,970.79        15,970.79     GNMA 26836  9.00 10/15/08               0.00          16,804.15       16,804.15
          0.00        76,831.55        76,831.55     GNMA 27002  9.00 11/15/08               0.00          80,840.62       80,840.62
          0.00        62,316.59        62,316.59     GNMA 27022  9.00 04/15/09               0.00          65,568.27       65,568.27
          0.00        47,704.34        47,704.34     GNMA 27253  9.00 02/15/09               0.00          50,193.55       50,193.55
          0.00         9,010.13         9,010.13     GNMA 27716  9.00 10/15/08               0.00           9,480.28        9,480.28
          0.00        77,734.64        77,734.64     GNMA 28156  9.00 12/15/08               0.00          81,790.83       81,790.83
          0.00        69,371.91        69,371.91     GNMA 29022  9.00 12/15/08               0.00          72,991.74       72,991.74
          0.00        81,005.65        81,005.65     GNMA 29381  9.00 02/15/09               0.00          85,232.52       85,232.52
          0.00        14,116.65        14,116.65     GNMA 29414  9.00 05/15/09               0.00          14,853.26       14,853.26
          0.00        11,234.97        11,234.97     GNMA 29539  9.00 05/15/09               0.00          11,821.21       11,821.21
          0.00         9,217.46         9,217.46     GNMA 29644  9.00 03/15/09               0.00           9,698.43        9,698.43
          0.00        44,066.33        44,066.33     GNMA 30185  9.00 05/15/09               0.00          46,365.71       46,365.71
          0.00        29,557.02        29,557.02     GNMA 31183  9.00 04/15/09               0.00          31,099.31       31,099.31
          0.00        52,013.14        52,013.14     GNMA 31362  9.00 04/15/09               0.00          54,727.19       54,727.19
          0.00       106,532.65       106,532.65     GNMA 32386  9.00 04/15/09               0.00         112,091.52      112,091.52
          0.00       154,877.28       154,877.28     GNMA 32989  9.00 05/15/09               0.00         162,958.78      162,958.78
          0.00        35,627.65        35,627.65     GNMA 33963  9.00 07/15/09               0.00          37,486.70       37,486.70
          0.00       131,397.51       131,397.51     GNMA 34103  9.00 05/15/09               0.00         138,253.83      138,253.83
          0.00        20,226.06        20,226.06     GNMA 38055  9.00 05/15/09               0.00          21,281.46       21,281.46
          0.00        40,552.69        40,552.69     GNMA 45022  9.00 04/15/09               0.00          42,668.73       42,668.73
          0.00        13,075.10        13,075.10     GNMA2 73     9.5 08/20/22               0.00          13,794.23       13,794.23
          0.00         9,861.40         9,861.40     GNMA2 245600 9.5 12 20 15               0.00          10,403.78       10,403.78
          0.00        80,189.55        80,189.55     GNMA2 2590   9.5 07/20/16               0.00          84,599.98       84,599.98
          0.00        44,500.67        44,500.67     GNMA2 002626 9.5 09/20/16               0.00          46,948.21       46,948.21
          0.00        43,575.84        43,575.84     GNMA2 2661   9.5 11/20/16               0.00          45,972.51       45,972.51
          0.00        29,140.31        29,140.31     GNMA2 2732   9.5 03/20/17               0.00          30,743.03       30,743.03
          0.00       283,420.25       283,420.25     GNMA2 836    9.5 09/20/17               0.00         299,008.36      299,008.36

          0.00        90,292.89        90,292.89     GNMA2 988    9.5 12/20/22               0.00          95,259.00       95,259.00
          0.00         8,762.33         8,762.33     GNMA2 001038 9.5 08/20/18               0.00           9,244.26        9,244.26
          0.00        35,262.74        35,262.74     GNMA2 1236   9.5 08/20/19               0.00          37,202.19       37,202.19
          0.00        50,493.57        50,493.57     GNMA2 1273   9.5 10/20/19               0.00          53,270.72       53,270.72
          0.00       139,639.62       139,639.62     GNMA2 001309 9.5 12/20/19               0.00         147,319.80      147,319.80
          0.00        21,794.47        21,794.47     GNMA2 1327   9.5 01/20/20               0.00          22,993.17       22,993.17
          0.00        25,336.01        25,336.01     GNMA2 1471   9.5 09/20/20               0.00          26,729.49       26,729.49
          0.00        56,437.06        56,437.06     GNMA2 21507  9.5 11/20/20               0.00          59,541.10       59,541.10
          0.00        33,178.25        33,178.25     GNMA2 1525   9.5 12/20/20               0.00          35,003.05       35,003.05
          0.00        34,693.70        34,693.70     GNMA2 1651   9.5 07/20/21               0.00          36,601.85       36,601.85
          0.00        38,945.02        38,945.02     GNMA2 1669   9.5 08/20/21               0.00          41,087.00       41,087.00
          0.00        49,261.86        49,261.86     GNMA2 21705  9.5 10/20/21               0.00          51,971.26       51,971.26
          0.00       124,452.59       124,452.59     GNMA2 119221 9.5 12/20/13               0.00         131,297.48      131,297.48
          0.00        49,981.11        49,981.11     GNMA2 121161 9.5 10/20/14               0.00          52,730.07       52,730.07
          0.00       170,564.17       170,564.17     GNMA2 149718 9.5 04/20/16               0.00         179,945.20      179,945.20
          0.00       114,803.06       114,803.06     GNMA2 149729 9.5 03/20/16               0.00         121,117.23      121,117.23
          0.00        57,045.23        57,045.23     GNMA2 150634 9.5 02/20/16               0.00          60,182.72       60,182.72
          0.00        42,596.16        42,596.16     GNMA2 152042 9.5 04/20/16               0.00          44,938.95       44,938.95
          0.00        78,310.91        78,310.91     GNMA2 158468 9.5 05/20/16               0.00          82,618.01       82,618.01
          0.00         8,302.21         8,302.21     GNMA2 160304 9.5 05/20/16               0.00           8,758.83        8,758.83
          0.00       102,894.46       102,894.46     GNMA2 166048 9.5 06/20/16               0.00         108,553.66      108,553.66
          0.00        67,629.30        67,629.30     GNMA2 170929 9.5 09/20/16               0.00          71,348.91       71,348.91
          0.00        87,386.79        87,386.79     GNMA2 217671 9.5 02/20/18               0.00          92,193.06       92,193.06
          0.00        27,578.66        27,578.66     GNMA2 246100 9.5 06/20/18               0.00          29,095.49       29,095.49
          0.00        38,138.88        38,138.88     GNMA2 250860 9.5 06/20/18               0.00          40,236.52       40,236.52
          0.00       133,404.71       133,404.71     GNMA2 52784  9.5 06/20/18               0.00         140,741.97      140,741.97
          0.00        63,094.55        63,094.55     GNMA2 255345 9.5 07/20/19               0.00          66,564.75       66,564.75
          0.00        35,314.38        35,314.38     GNMA2 263506 9.5 12/20/18               0.00          37,256.67       37,256.67
          0.00       210,920.94       210,920.94     GNMA2 281785 9.5 12/20/19               0.00         222,521.59      222,521.59
  5,000,000.00             0.00     5,000,000.00     GMAC                            5,025,000.00               0.00    5,025,000.00
  5,120,000.00             0.00     5,120,000.00     GOLDMAN SACHS GROUP             4,825,600.00               0.00    4,825,600.00
  1,580,000.00             0.00     1,580,000.00     HSBC HOLDING PLC                1,583,950.00               0.00    1,583,950.00
  1,000,000.00             0.00     1,000,000.00     HERTZ CORP                      1,003,750.00               0.00    1,003,750.00
  3,168,164.17             0.00     3,168,164.17     HOUSING SECURITIES (CMO)        3,197,017.91               0.00    3,197,017.91
  3,200,000.00             0.00     3,200,000.00     JB HUNT TRANSPORT               3,164,000.00               0.00    3,164,000.00
    500,000.00             0.00       500,000.00     HUNTINGTON NAT'L BANK             506,250.00               0.00      506,250.00
  4,220,000.00             0.00     4,220,000.00     IMCHE 1997-7 A5                 4,171,786.50               0.00    4,171,786.50

  5,000,000.00             0.00     5,000,000.00     IKON CAPITAL INC.               4,912,500.00               0.00    4,912,500.00
  4,000,000.00             0.00     4,000,000.00     LUBRIZOL                        3,580,000.00               0.00    3,580,000.00
  5,150,000.00             0.00     5,150,000.00     MACK-CALI REALTY                4,989,062.50               0.00    4,989,062.50
  3,293,371.65             0.00     3,293,371.65     MERRILL 1996-C1 A1              3,289,436.07               0.00    3,289,436.07
  1,175,000.00             0.00     1,175,000.00     MONSANTO CO (144A)              1,145,881.15               0.00    1,145,881.15
  1,500,000.00             0.00     1,500,000.00     NORTHERN ILL GAS CO             1,496,250.00               0.00    1,496,250.00
    500,000.00             0.00       500,000.00     NORTHERN TRUST CO                 499,375.00               0.00      499,375.00
  6,380,000.00             0.00     6,380,000.00     NSCOR 1998-18 A4                5,756,573.20               0.00    5,756,573.20
  5,000,000.00             0.00     5,000,000.00     OAK 1997-D A3                   4,948,225.00               0.00    4,948,225.00
  4,750,000.00             0.00     4,750,000.00     PA POWER & LIGHT                4,794,816.25               0.00    4,794,816.25
  2,370,011.59             0.00     2,370,011.59     PALS 99 - 1 A1 (6.30%)          2,298,171.80               0.00    2,298,171.80
  5,000,000.00             0.00     5,000,000.00     PRIME PROPERTY FNDG  144A       4,932,480.00               0.00    4,932,480.00
  4,800,000.00             0.00     4,800,000.00     PNBMT 1999-2 A                  4,793,736.00               0.00    4,793,736.00
  2,500,000.00             0.00     2,500,000.00     PRUDENTIAL HOME MTG (CMO)       2,400,875.00               0.00    2,400,875.00
  6,650,000.00             0.00     6,650,000.00     PSSF 1999-NRF1 A2               6,296,120.25               0.00    6,296,120.25
          0.00     1,370,000.00     1,370,000.00     RES. MTG.  6.75% 06/25/28               0.00       1,258,939.99    1,258,939.99
  7,800,000.00             0.00     7,800,000.00     RESID FDG MTG SECS 6.31%        7,676,799.00               0.00    7,676,799.00
  3,250,000.00             0.00     3,250,000.00     RFMS2 99-HI6 A3 7.34%           3,242,720.00               0.00    3,242,720.00
  6,420,000.00             0.00     6,420,000.00     RASC 1999-KS3 AI5               6,419,332.32               0.00    6,419,332.32
  3,210,000.00             0.00     3,210,000.00     RFMSI1999-S12 A11               3,065,437.65               0.00    3,065,437.65
  4,000,000.00             0.00     4,000,000.00     RYDER SYSTEM                    3,780,000.00               0.00    3,780,000.00
          0.00     1,399,525.91     1,399,525.91     RYL 17D CMO 9.00 07/01/16               0.00       1,466,003.39    1,466,003.39
    300,000.00             0.00       300,000.00     ST PAUL COMPANIES                 298,125.00               0.00      298,125.00
  3,600,000.00             0.00     3,600,000.00     SCHOLASTIC CORP                 3,537,000.00               0.00    3,537,000.00
  5,245,000.00             0.00     5,245,000.00     SERVICE CORP  INTL NT           5,107,318.75               0.00    5,107,318.75
  5,490,000.00             0.00     5,490,000.00     SUNOCO INC 7.125%               5,393,925.00               0.00    5,393,925.00
  3,325,000.00             0.00     3,325,000.00     SUN MICROSYSTEMS                3,329,156.25               0.00    3,329,156.25
  3,305,963.71             0.00     3,305,963.71     THE MONEY STORE 1993-C A3       3,191,345.95               0.00    3,191,345.95
  2,818,352.85             0.00     2,818,352.85     UCFCM 1997-3 A2                 2,821,199.38               0.00    2,821,199.38
  1,600,000.00             0.00     1,600,000.00     UNITED DOMINION RLTY            1,546,840.00               0.00    1,546,840.00
  4,220,000.00             0.00     4,220,000.00     VENDE 99-2 ID                   3,949,223.70               0.00    3,949,223.70
          0.00     1,420,000.00     1,420,000.00     VENDE 6.50%      06/15/25               0.00       1,329,004.98    1,329,004.98
    300,000.00             0.00       300,000.00     U.S. LEASING INTL INC.            297,000.00               0.00      297,000.00
  1,036,770.00             0.00     1,036,770.00     U.S. TREASURY NOTE (TIPS)         949,380.66               0.00      949,380.66
          0.00     3,300,000.00     3,300,000.00     US T-NOTES 6.125 12/31/01               0.00       3,307,755.00    3,307,755.00
          0.00     6,015,000.00     6,015,000.00     US T-NOTES 6.625 03/31/02               0.00       6,092,352.90    6,092,352.90

 19,655,000.00             0.00    19,655,000.00     U.S. TREASURY NOTE             19,468,670.60               0.00   19,468,670.60
          0.00     1,580,000.00     1,580,000.00     US T-NOTES 6.125 08/15/07               0.00       1,565,021.60    1,565,021.60
          0.00     4,000,000.00     4,000,000.00     US T-NOTES  5.75 11/15/00               0.00       3,996,920.00    3,996,920.00
  5,185,650.00             0.00     5,185,650.00     U.S. TREASURY NOTE TIPS         4,999,329.60               0.00    4,999,329.60
          0.00     5,195,500.00     5,195,500.00     TIP 3.625%       01/15/08               0.00       5,008,825.69    5,008,825.69
  6,080,460.00             0.00     6,080,460.00     U.S. TREASURY TIP               5,957,026.66               0.00    5,957,026.66
          0.00     3,070,740.00     3,070,740.00     US TIPS   3.875% 01/15/09               0.00       3,008,403.98    3,008,403.98
  3,000,000.00             0.00     3,000,000.00     U.S. TREASURY NOTE              3,014,310.00               0.00    3,014,310.00
          0.00     3,500,000.00     3,500,000.00     US T-NOTES 5.75% 08/15/03               0.00       3,459,505.00    3,459,505.00
 14,965,000.00             0.00    14,965,000.00     U.S. TREASURY NOTE             15,169,421.90               0.00   15,169,421.90
  8,045,000.00             0.00     8,045,000.00     U.S. TREASURY NOTE              8,083,213.75               0.00    8,083,213.75
    200,000.00             0.00       200,000.00     WESTVIEW SCH CORP IND             191,637.40               0.00      191,637.40
    820,000.00             0.00       820,000.00     WILLIAMS COMPANIES INC            798,475.00               0.00      798,475.00
  5,605,000.00             0.00     5,605,000.00     WORTHINGTON INDUSTRIES          5,443,856.25               0.00    5,443,856.25
          0.00       709,615.56       709,615.56     GOLDMAN SACHS SQ GOVT.                  0.00         709,615.56      709,615.56
          0.00    36,656,000.00    36,656,000.00     PAINEWEBER TRI PARTY 5.70%              0.00      36,656,000.00   36,656,000.00
309,875,293.39   147,877,502.22   457,752,295.61                                   302,593,073.05     146,990,198.00  449,583,271.05

                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 1999
                             (Amounts in Thousands)

                                                                     Armada
                                                                  Equity Income
                                       Parkstone       Armada         Fund
                                     Equity Income  Equity Income   Pro Forma
                                         Fund           Fund        Combined


TOTAL INVESTMENTS:                      283,926        516,528      800,454
                                        -------        -------      -------

ASSETS
     Cash                                     0            101          101
     Accrued Income                         720          1,510        2,230
     Investment Securities Sold           3,229             60        3,289
    Cap Shares Sold                           1              0            1
    Other Assets                              7             66           73
TOTAL ASSETS:                           287,883        518,265      806,148
                                        -------        -------      -------

LIABILITIES
    Income Payable                            0              0            0
    Capital Gain Payable                      0              0            0
    Investment Securities Purchased           0              0            0
    Capital Shares Redeemed Payable         480              0          480
    Accrued Expense Payable                 364            683        1,047
    Other Payables                       32,109              0       32,109

TOTAL LIABILITIES:                       32,953            683       33,636
                                        -------        -------      -------

TOTAL NET ASSETS:                       254,930        517,582      772,512

                             STATEMENT OF OPERATIONS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)

                                                                                                      Armada
                                                                                                   Equity Income
                                                      Parkstone       Armada                           Fund
                                                    Equity Income  Equity Income      Proforma      Pro Forma
                                                        Fund           Fund          Adjustments     Combined
INVESTMENT INCOME:

    Dividends                                                          7,344                  0
    Interest                                           3,944             400                  0       11,654
                                                     -------         -------          ---------      -------
    Foreign Tax Withheld                                                 (34)

TOTAL INCOME:                                          3,944           7,710                  0       11,654
                                                     -------         -------          ---------      -------

EXPENSES:

     Administrator Fees                                  339             193                (82) A       450
     Investment Advisory Fees                          1,365           2,066                 -         3,431
     Transfer Agent Fees                                 157              49                 -           206
     Custodian Fees                                       21              55                 -            76
     Professional Fees (Audit + Legal)                    14              30                 (7) A        37
     Trustee (Directors) Fees                              2               5                 -             7
     Registration Fees                                    15              48                (27) A        63
     12b-1 Fees                                          194             114                 75  A       281
     Shareholder Servicing Fees                            0              16                 -            91
     Printing Expenses                                    17             112                 -           129
     Miscellaneous Expenses                                6               1                 -             7

TOTAL EXPENSES:                                       (2,130)         (2,689)               (41)      (4,778)
                                                     -------         -------            -------      -------

NET INVESTMENT INCOME:                                 1,814           5,021                (41)       6,876
                                                     -------         -------                         -------
                                                                                              0
     Net Realized Gains (Losses) on Investments       35,998          22,814                  0       58,812
     Net Unrealized Appreciation (Depreciation)
     of Investment Securities                        (63,483)        (67,632)                 0     (131,115)

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                               (27,485)        (44,818)               (41)     (72,303)
                                                     -------         -------                         -------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                           (25,671)        (39,797)                        (65,427)
                                                     -------         -------                         -------


A - To adjust fees to reflect Armada's fee structure

                       STATEMENT OF CHANGES IN NET ASSETS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)

                                                                                     Armada
                                                                                  Equity Income
                                                        Parkstone       Armada        Fund
                                                      Equity Income  Equity Income  Pro Forma
                                                          Fund           Fund       Combined

INVESTMENT ACTIVITIES:
    Net Investment Income                                 1,814         5,021         6,835
    Net Realized Gain (Loss) on Securities Sold          35,998        22,814        58,812
    Net Increase (Decrease) in Unrealized
    Appreciation of Assets                              (63,483)      (67,632)     (131,115)
                                                        -------       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                              (25,671)      (39,797)      (65,468)
                                                        -------       -------       -------

DISTRIBUTIONS TO SHAREHOLDERS:
    Net Investment Income
       Institutional/Class I Shares                      (1,320)       (5,755)       (7,075)
       Investor A/Class A Shares                           (383)         (114)         (497)
       Investor B/Class B Shares                            (43)           (7)          (50)
    Realized Capital Gains
       Institutional/Class I Shares                           -             -             -
       Investor A/Class A Shares                              -             -             -
       Investor B/Class B Shares                              -             -             -

TOTAL DISTRIBUTIONS:                                     (1,746)       (5,876)       (7,622)
                                                        -------       -------       -------

PAID-IN-CAPITAL:

    Institutional/Class I Shares
       Shares Issued                                      6,268        42,481        48,749
       Shares Issued in Lieu of Cash Distributions          278         2,117         2,395
       Shares Redeemed                                  (31,690)      (43,870)      (75,560)
    Net Institutional/Class I Share Transactions        (25,144)          728       (24,416)
                                                        -------       -------       -------

    Investor A/Class A Shares
       Shares Issued                                      1,874         4,330         6,204
       Shares Issued in Lieu of Cash Distributions          355            82           437
       Shares Redeemed                                  (18,528)       (2,636)      (21,164)
    Net Investor A/Class A Share Transactions            16,299         1,776       (14,523)
                                                        -------       -------       -------

    Investor B/Class B Shares
       Shares Issued                                        263           509           772
       Shares Issued in Lieu of Cash Distributions           41             7            48
       Shares Redeemed                                   (3,102)         (198)       (3,300)
    Net Investor B/Class B Share Transactions            (2,798)          318        (2,480)
                                                        -------       -------       -------

INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS:                                (44,241)        2,822       (41,419)
                                                        -------       -------       -------

BEGINNING OF PERIOD:                                    326,588       560,433       887,021
                                                        -------       -------       -------

END OF PERIOD:                                          254,930       517,582       772,512
                                                        -------       -------       -------


                             SCHEDULE OF INVESTMENTS
                              ARMADA EQUITY INCOME/
                             PARKSTONE EQUITY INCOME
                                 AS OF 11/30/99

                                         Proforma                                                                     Proforma
   Parkstone          Armada             Combined                                     Parkstone        Armada         Combined
     Shares           Shares              Shares                Description          Market Value    Market Value    Market Value
     ------           ------              ------                -----------          ------------    ------------    ------------
   148,550.00      292,750.00          441,300.00    AT&T CORP.                      8,300,231.25   16,357,406.25    24,657,637.50
   120,800.00      227,300.00          348,100.00    ALCOA INC.                      7,912,400.00   14,888,150.00    22,800,550.00
    40,966.00       56,500.00           97,466.00    ALLSTATE FINANCIAL              1,072,797.13    1,479,593.75     2,552,390.88
    41,000.00       80,195.00          121,195.00    AM GEN DEL CONV                 3,731,000.00    7,297,745.00    11,028,745.00
    15,600.00       10,800.00           26,400.00    AMERICAN HOME PRODUCTS            811,200.00      561,600.00     1,372,800.00
    58,600.00      118,500.00          177,100.00    AMERICAN WATER WORK, INC.       1,497,962.50    3,029,156.25     4,527,118.75
   115,500.00      205,200.00          320,700.00    ARDEN REALTY, INC.              2,223,375.00    3,950,100.00     6,173,475.00
    42,400.00       97,200.00          139,600.00    ARMSTRONG WORLD INDS INC        1,420,400.00    3,256,200.00     4,676,600.00
    65,500.00      124,500.00          190,000.00    ATLANTIC RICHFIELD CO.          6,312,562.50   11,998,687.50    18,311,250.00
    88,679.00      177,139.00          265,818.00    BANK OF AMERICA CORP.           5,187,721.50   10,362,631.50    15,550,353.00
    11,200.00       62,400.00           73,600.00    BAXTER INTERNATIONAL              756,700.00    4,215,900.00     4,972,600.00
    43,600.00       82,540.00          126,140.00    BELL ATLANTIC CORP.             2,760,425.00    5,225,813.75     7,986,238.75
    77,700.00      146,200.00          223,900.00    H & R BLOCK                     3,341,100.00    6,286,600.00     9,627,700.00
    35,500.00       70,400.00          105,900.00    CIGNA CORP.                     2,919,875.00    5,790,400.00     8,710,275.00
    13,200.00       35,200.00           48,400.00    CATERPILLAR INC                   612,150.00    1,632,400.00     2,244,550.00
    29,600.00       77,300.00          106,900.00    CHASE MANHATTAN CORP.           2,286,600.00    5,971,425.00     8,258,025.00
    65,800.00      130,100.00          195,900.00    CHEVRON CORPORATION             5,827,412.50   11,521,981.25    17,349,393.75
    47,900.00       78,661.00          126,561.00    CHUBB CORPORATION               2,565,643.75    4,213,279.81     6,778,923.56
    53,700.00      169,400.00          223,100.00    COMERICA INC.                   2,846,100.00    8,978,200.00    11,824,300.00
    17,200.00       86,200.00          103,400.00    CON EDISON INC.                   593,400.00    2,973,900.00     3,567,300.00
    78,100.00      154,725.00          232,825.00    CONSOLIDATED NAT. GAS           5,008,162.50    9,921,740.63    14,929,903.13
    38,500.00       82,700.00          121,200.00    COOPER INDUSTRIES INC.          1,653,093.75    3,550,931.25     5,204,025.00
    18,400.00       41,100.00           59,500.00    DEERE & COMPANY                   790,050.00    1,764,731.25     2,554,781.25
    49,100.00      184,700.00          233,800.00    DEVELOPERS DIVERS REALTY          684,331.25    2,574,256.25     3,258,587.50
    30,600.00       62,984.00           93,584.00    DOW CHEMICAL COMPANY            3,584,025.00    7,377,001.00    10,961,026.00
    39,000.00       75,700.00          114,700.00    DU PONT E I DE NEMOURS          2,318,062.50    4,499,418.75     6,817,481.25

    32,100.00       63,400.00           95,500.00    DUKE ENERGY CORP.               1,627,068.75    3,213,587.50     4,840,656.25
   161,800.00      324,800.00          486,600.00    DUKE REALTY INVESTMENTS         2,993,300.00    6,008,800.00     9,002,100.00
    85,900.00      166,900.00          252,800.00    DUN & BRADSTREET                2,319,300.00    4,506,300.00     6,825,600.00
    55,800.00      111,200.00          167,000.00    EMERSON ELECTRIC                3,180,600.00    6,338,400.00     9,519,000.00
   130,100.00      258,600.00          388,700.00    ENRON CORP                      4,951,931.25    9,842,962.50    14,794,893.75
    49,500.00       75,700.00          125,200.00    FPL GROUP, INC.                 2,165,625.00    3,311,875.00     5,477,500.00
    55,700.00      104,800.00          160,500.00    FED HOME LOAN MORTGAGE          2,750,187.50    5,174,500.00     7,924,687.50
    68,400.00      136,700.00          205,100.00    FANNIE MAE                      4,557,150.00    9,107,637.50    13,664,787.50
    76,700.00      145,100.00          221,800.00    FIRST TENNESSEE NAT CORP.       2,521,512.50    4,770,162.50     7,291,675.00
    74,000.00      129,600.00          203,600.00    FLEETBOSTON FINANCIAL           2,798,125.00    4,900,500.00     7,698,625.00
   112,500.00      224,100.00          336,600.00    FLOWERS INDUSTRIES              1,842,187.50    3,669,637.50     5,511,825.00
    48,800.00      120,500.00          169,300.00    FORD MOTOR CO.                  2,464,400.00    6,085,250.00     8,549,650.00
    75,600.00      222,300.00          297,900.00    FORTUNE BRANDS INC.             2,584,575.00    7,599,881.25    10,184,456.25
    26,600.00       52,400.00           79,000.00    GENERAL PUB UTIL CORP.            851,200.00    1,676,800.00     2,528,000.00
    87,100.00      170,800.00          257,900.00    GTE CORP.                       6,358,300.00   12,468,400.00    18,826,700.00
    31,300.00      127,100.00          158,400.00    GENERAL DYNAMICS CORP.          1,613,906.25    6,553,593.75     8,167,500.00
   102,800.00      238,200.00          341,000.00    GENERAL MILLS INC.              3,874,275.00    8,977,162.50    12,851,437.50
    35,800.00       92,100.00          127,900.00    GENERAL MOTORS CORP.            2,577,600.00    6,631,200.00     9,208,800.00
    53,200.00      175,600.00          228,800.00    GENUINE PARTS CO.               1,369,900.00    4,521,700.00     5,891,600.00
    39,200.00       95,700.00          134,900.00    HUBBELL, INC., CLASS B          1,092,700.00    2,667,637.50     3,760,337.50
    38,500.00       82,600.00          121,100.00    I B M                           3,967,906.25    8,512,962.50    12,480,868.75
    15,000.00       70,386.00           85,386.00    INTL PAPER 5.25% PFD              774,375.00    3,616,080.75     4,390,455.75
    51,790.00      103,295.00          155,085.00    INTIMATE BRANDS                 2,220,496.25    4,428,773.13     6,649,269.38
    36,800.00       64,000.00          100,800.00    KIMBERLY CLARK CORP.            2,350,600.00    4,088,000.00     6,438,600.00
    41,100.00       65,000.00          106,100.00    KIMCO REALTY                    1,366,575.00    2,161,250.00     3,527,825.00
    36,500.00      145,400.00          181,900.00    LG&E ENERGY CORPORATION           730,000.00    2,908,000.00     3,638,000.00
    43,600.00       70,400.00          114,000.00    MACK CALI REALTY CORP.          1,076,375.00    1,738,000.00     2,814,375.00
    66,500.00      120,250.00          186,750.00    MARSH & MCLENNAN                5,228,562.50    9,454,656.25    14,683,218.75
   121,800.00      243,100.00          364,900.00    MASCO CORP.                     3,075,450.00    6,138,275.00     9,213,725.00
    64,200.00      112,600.00          176,800.00    MATTEL                            918,862.50    1,611,587.50     2,530,450.00
   123,150.00      205,800.00          328,950.00    MAY DEPARTMENT STORES           4,140,918.75    6,920,025.00    11,060,943.75
    35,400.00       62,600.00           98,000.00    MAYTAG                          1,688,137.50    2,985,237.50     4,673,375.00
     8,600.00       65,900.00           74,500.00    MINN. MINING & MFG CO.            821,837.50    6,297,568.75     7,119,406.25
   101,000.00      198,600.00          299,600.00    MOBIL CORP.                    10,535,562.50   20,716,462.50    31,252,025.00
    32,800.00       65,300.00           98,100.00    J.P. MORGAN                     4,313,200.00    8,586,950.00    12,900,150.00

    27,200.00       64,800.00           92,000.00    NEW YORK TIMES CO.              1,045,500.00    2,490,750.00     3,536,250.00
    53,200.00       95,453.00          148,653.00    NORTHROP GRUMMAN CORP           2,989,175.00    5,363,265.44     8,352,440.44
    85,400.00      170,000.00          255,400.00    PNC BANK CORP.                  4,761,050.00    9,477,500.00    14,238,550.00
    72,400.00      106,000.00          178,400.00    J.C. PENNEY                     1,615,425.00    2,365,125.00     3,980,550.00
    74,700.00      149,300.00          224,000.00    PITNEY BOWES, INC.              3,580,931.25    7,157,068.75    10,738,000.00
   237,500.00      470,550.00          708,050.00    RPM INC OHIO                    2,790,625.00    5,528,962.50     8,319,587.50
    94,100.00      177,300.00          271,400.00    ROYAL DUTCH PETRO.-NY           5,457,800.00   10,283,400.00    15,741,200.00
   119,061.00      236,485.00          355,546.20    SBC COMM INC                    6,183,730.69   12,282,450.08    18,466,180.77
   156,900.00      308,600.00          465,500.00    SARA LEE                        3,804,825.00    7,483,550.00    11,288,375.00
    66,850.00      108,700.00          175,550.00    SEARS ROEBUCK                   2,285,434.38    3,716,181.25     6,001,615.63
    61,600.00      123,000.00          184,600.00    SNAP ON TOOLS, INC.             1,863,400.00    3,720,750.00     5,584,150.00
    84,100.00      280,200.00          364,300.00    SOUTHTRUST CORP                 3,264,131.25   10,875,262.50    14,139,393.75
    10,700.00       21,000.00           31,700.00    TEMPLE-INLAND INC                 612,575.00    1,202,250.00     1,814,825.00
    96,500.00      202,600.00          299,100.00    TEXACO, INC.                    5,880,468.75   12,345,937.50    18,226,406.25
    18,600.00       40,700.00           59,300.00    TEXTRON INC COMMON              1,321,762.50    2,892,243.75     4,214,006.25
    53,400.00      104,000.00          157,400.00    THOMAS & BETTS CORP.            2,189,400.00    4,264,000.00     6,453,400.00
    96,800.00      211,900.00          308,700.00    UST INCORPORATED                2,577,300.00    5,641,837.50     8,219,137.50
    74,500.00      133,400.00          207,900.00    USX-U.S. STEEL GROUP INC.       1,885,781.25    3,376,687.50     5,262,468.75
   120,800.00      230,300.00          351,100.00    ULTRAMAR DIAMOND SHAMROCK       3,057,750.00    5,829,468.75     8,887,218.75
   102,600.00      275,800.00          378,400.00    UNIONBANCAL CORP                4,520,812.50   12,152,437.50    16,673,250.00
    41,400.00       70,200.00          111,600.00    UNITED TECHNOLOGIES CORP.       2,339,100.00    3,966,300.00     6,305,400.00
    73,000.00      156,800.00          229,800.00    WASHINGTON MUTUAL, INC.         2,117,000.00    4,547,200.00     6,664,200.00
    50,500.00       82,800.00          133,300.00    WEYERHAEUSER CO.                3,093,125.00    5,071,500.00     8,164,625.00
    47,800.00       95,000.00          142,800.00    XEROX CORP.                     1,293,587.50    2,570,937.50     3,864,525.00
 6,566,756.00            0.00        6,566,756.00    GOLDMAN SACHS SQ PREMIUM        6,566,756.00               0     6,566,756.00
            0    4,053,952.06        4,053,952.06    FIDELITY DOMESTIC MM #690               0.00    4,053,952.06     4,053,952.06
 5,000,000.00               0        5,000,000.00    OGE ENERGY CORP. 5.81%          5,000,000.00               0     5,000,000.00
27,109,000.00               0       27,109,000.00    BEAR STEARNS & CO. TRIPARTY 5  27,109,000.00               0    27,109,000.00
                              -------------------                                                                 ----------------
44,201,702.00   15,610,065.26       59,811,767.26                                  283,925,929.70  516,528,083.15   800,454,012.85

                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 1999
                             (Amounts in Thousands)


                                                                  Armada
                                                                 Small Cap
                                        Parkstone     Armada      Growth
                                          Small      Small Cap     Fund
                                     Capitalization   Growth     Pro Forma
                                          Fund         Fund      Combined

TOTAL INVESTMENTS:                       318,842     113,563     432,405
                                         -------     -------     -------

ASSETS
     Cash                                    149         230         379
     Accrued Income                           96          42         138
     Investment Securities Sold           12,465       4,554      17,019
     Cap Shares Sold                         109           2         111
     Other Assets                             29         242         271
TOTAL ASSETS:                            331,690     118,633     450,323
                                         -------     -------     -------

LIABILITIES
     Income Payable                            0           0           0
     Capital Gain Payable                      0           0           0
     Investment Securities Purchased       1,519         556       2,075
     Capital Shares Redeemed Payable         165           0         165
     Accrued Expense Payable                 575         132         707
     Other Payables                       39,011          51      39,062

TOTAL LIABILITIES:                        41,270         739      42,009
                                         -------     -------     -------

TOTAL NET ASSETS:                        290,420     117,894     408,314

                             STATEMENT OF OPERATIONS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)


                                                                                                  Armada
                                                                                                 Small Cap
                                                      Parkstone       Armada                      Growth
                                                        Small        Small Cap                     Fund
                                                   Capitalization     Growth      Proforma       Pro Forma
                                                        Fund           Fund      Adjustments     Combined

INVESTMENT INCOME:

    Dividends                                                           54               0
    Interest                                             963           400               0         1,417
                                                      ------        ------       ---------       -------

TOTAL INCOME:                                            963           454               0        1,417
                                                      ------        ------       ---------       -------

EXPENSES:

     Administrator Fees                                  333            33             (88) A       278
     Investment Advisory Fees                          1,445           476              -         1,921
     Transfer Agent Fees                                 254            29              -           283
     Custodian Fees                                       20             8              -            28
     Professional Fees (Audit + Legal)                    13             1              (5) A         9
     Trustee (Directors) Fees                              2             1              -             3
     Registration Fees                                    15             8              -            23
     12b-1 Fees                                          158            20              (6) A       172
     Shareholder Servicing Fees                            0             2              61  A        63
     Printing Expenses                                    17             3              -            20
     Miscellaneous Expenses                                4             1              -             5

TOTAL EXPENSES:                                       (2,261)         (582)            (38)      (2,805)
                                                      ------        ------        --------      -------

NET INVESTMENT INCOME:                                (1,298)         (128)            (38)      (1,388)
                                                      ------        ------                      -------

     Net Realized Gains (Losses) on Investments       43,051         7,111               0       50,162
     Net Unrealized Appreciation (Depreciation)
     of Investment Securities                         36,589        18,990               0       55,579

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                                79,640        26,101               0      105,741
                                                      ------        ------                      -------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                            78,342        25,973             (38)     104,353
                                                      ------        ------        --------      -------

A - To adjust fees to reflect Armada's fee structure

                       STATEMENT OF CHANGES IN NET ASSETS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)

                                                                                     Armada
                                                                                    Small Cap
                                                        Parkstone        Armada      Growth
                                                          Small         Small Cap     Fund
                                                      Capitalization     Growth     Pro Forma
                                                           Fund           Fund      Combined


INVESTMENT ACTIVITIES:
     Net Investment Income                                (1,298)         (128)       (1,426)
     Net Realized Gain (Loss) on Securities Sold          43,051         7,111        50,162
     Net Increase (Decrease) in Unrealized
     Appreciation of Assets                               36,589        18,990        55,579
                                                         -------       -------      --------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                                78,342        25,973       104,315
                                                         -------       -------      --------
DISTRIBUTIONS TO SHAREHOLDERS:
     Net Investment Income
        Institutional/Class I Shares                           -             -             -
        Investor A/Class A Shares                              -             -             -
        Investor B/Class B Shares                              -             -             -
     Realized Capital Gains
        Institutional/Class I Shares                           -             -             -
        Investor A/Class A Shares                              -             -             -
        Investor B/Class B Shares                              -             -             -

TOTAL DISTRIBUTIONS:                                           -             -             -

PAID-IN-CAPITAL:

     Institutional/Class I Shares
        Shares Issued                                      2,336        18,021        20,357
        Shares Issued in Lieu of Cash Distributions            -             -             -
        Shares Redeemed                                  (65,019)       (7,800)      (72,819)
     Net Institutional/Class I Share Transactions        (62,683)       10,221       (52,462)
                                                         -------       -------      --------

     Investor A/Class A Shares
        Shares Issued                                     27,215         1,669        28,884
        Shares Issued in Lieu of Cash Distributions            -             -             -
        Shares Redeemed                                  (50,662)       (1,356)      (52,018)
     Net Investor A/Class A Share Transactions           (23,447)          313       (23,134)
                                                         -------       -------      --------

     Investor B/Class B Shares
        Shares Issued                                        256            30           286
        Shares Issued in Lieu of Cash Distributions            -             -             -
        Shares Redeemed                                   (4,736)          (16)       (4,752)
     Net Investor B/Class B Share Transactions            (4,480)           14        (4,466)
                                                         -------       -------      --------

INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS:                                 (90,610)       10,548       (80,062)
                                                         -------       -------      --------

BEGINNING OF PERIOD:                                     302,688        81,373       384,061
                                                         -------       -------      --------

END OF PERIOD:                                           290,420       117,894       408,314
                                                         -------       -------      --------

                             SCHEDULE OF INVESTMENTS
                            ARMADA SMALL CAP GROWTH/
                         PARKSTONE SMALL CAPITALIZATION
                                 AS OF 11/30/99

                                     Proforma                                                                         Proforma
  Parkstone          Armada          Combined                                       Parkstone          Armada          Combined
    Shares           Shares          Shares            Description                Market Value     Market Value      Market Value
    ------           ------          ------            -----------                ------------     ------------      ------------
   107,100.00       41,500.00        148,600.00    ACT MANUFACTURING INC            3,273,243.75     1,268,343.75     4,541,587.50
    62,500.00       24,200.00         86,700.00    ADELPHIA BUSINESS SOLUT.         1,953,125.00       756,250.00     2,709,375.00
    54,400.00       21,500.00         75,900.00    ADVANCED DIGITAL INFO.           2,444,600.00       966,156.25     3,410,756.25
     9,700.00        3,300.00         13,000.00    AFFYMETRIX INC                     950,600.00       323,400.00     1,274,000.00
    17,000.00        6,500.00         23,500.00    ALLAIRE CORPORATION              2,581,875.00       987,187.50     3,569,062.50
    28,300.00       10,600.00         38,900.00    ANCHOR GAMING                    1,558,268.75       583,662.50     2,141,931.25
    27,800.00       11,100.00         38,900.00    ANCOR COMMUNICATIONS             1,685,375.00       672,937.50     2,358,312.50
    59,300.00       22,700.00         82,000.00    ANTEC CORPORATION                3,320,800.00     1,271,200.00     4,592,000.00
    20,330.00        7,850.00         28,180.00    ARTHROCARE CORPORATION           1,229,965.00       474,925.00     1,704,890.00
    88,600.00       33,300.00        121,900.00    ATLAS AIR INC                    2,231,612.50       838,743.75     3,070,356.25
   107,900.00       39,800.00        147,700.00    AUDIOVOX CORP.                   3,210,025.00     1,184,050.00     4,394,075.00
    80,600.00       32,000.00        112,600.00    BJ'S WHOLESALE CLUB INC          3,012,425.00     1,196,000.00     4,208,425.00
    71,500.00       24,200.00         95,700.00    BIOMATRIX INC                    1,680,250.00       568,700.00     2,248,950.00
    50,000.00       17,100.00         67,100.00    BURR-BROWN CORP                  2,215,625.00       757,743.75     2,973,368.75
    32,300.00       12,800.00         45,100.00    BUSINESS OBJECTS-ADR             2,858,550.00     1,132,800.00     3,991,350.00
    39,550.00       15,100.00         54,650.00    C-COR.NET CORPORATION            2,019,521.88       771,043.75     2,790,565.63
    87,800.00       33,500.00        121,300.00    CTS CORP.                        7,040,462.50     2,686,281.25     9,726,743.75
    32,750.00       12,100.00         44,850.00    CAL DIVE INTERNATIONAL           1,191,281.25       440,137.50     1,631,418.75
    93,700.00       32,400.00        126,100.00    CHEAP TICKETS INC.               1,563,618.75       540,675.00     2,104,293.75
    75,900.00       25,700.00        101,600.00    CHILDREN'S PLACE STORES          1,873,781.25       634,468.75     2,508,250.00
    61,600.00       24,400.00         86,000.00    CHIREX CORP                      2,140,600.00       847,900.00     2,988,500.00
    41,900.00       15,050.00         56,950.00    CHURCH AND DWIGHT INC            1,173,200.00       421,400.00     1,594,600.00
    45,400.00       18,000.00         63,400.00    CITADEL COMMUNICATIONS           2,272,837.50       901,125.00     3,173,962.50
    43,900.00       17,400.00         61,300.00    CLARIFY INC.                     4,091,617.19     1,621,734.38     5,713,351.57
   156,600.00       61,200.00        217,800.00    COMMSCOPE INC.                   6,596,775.00     2,578,050.00     9,174,825.00
    35,885.00       14,700.00         50,585.00    CORPORATE EXECUTIVE BOARD        1,668,652.50       683,550.00     2,352,202.50
    40,300.00       15,900.00         56,200.00    CREDENCE SYSTEMS CORP            2,334,881.25       921,206.25     3,256,087.50
    75,800.00       29,800.00        105,600.00    CULLEN FROST BANKERS             2,160,300.00       849,300.00     3,009,600.00
   101,400.00       40,000.00        141,400.00    CUMULUS MEDIA INC.               4,056,000.00     1,600,000.00     5,656,000.00

    70,500.00       26,500.00         97,000.00    CYMER INC.                       2,820,000.00     1,060,000.00     3,880,000.00
    87,400.00       32,300.00        119,700.00    DII GROUP INC                    5,517,125.00     2,038,937.50     7,556,062.50
   133,600.00       52,300.00        185,900.00    DATASCOPE CORP                   4,955,725.00     1,940,003.13     6,895,728.13
    37,200.00       16,300.00         53,500.00    DIAMOND TECH                     1,953,000.00       855,750.00     2,808,750.00
    20,000.00        7,500.00         27,500.00    DIGEX INC                          670,000.00       251,250.00       921,250.00
    65,200.00       24,500.00         89,700.00    DIGITAL RIVER.                   1,988,600.00       747,250.00     2,735,850.00
    34,500.00       13,400.00         47,900.00    EGAINS COMMUNICATION             1,449,000.00       562,800.00     2,011,800.00
    42,700.00       14,450.00         57,150.00    ENZON INC                        1,441,125.00       487,687.50     1,928,812.50
    70,500.00       27,400.00         97,900.00    EXAR CORPORATION                 3,428,062.50     1,332,325.00     4,760,387.50
    85,700.00       34,000.00        119,700.00    EXPEDITORS INTL WASH INC         3,492,275.00     1,385,500.00     4,877,775.00
    55,500.00       18,800.00         74,300.00    F.Y.I. INC.                      1,776,000.00       601,600.00     2,377,600.00
    63,500.00       21,800.00         85,300.00    FAIRCHILD SEMICON INT'L-A        1,778,000.00       610,400.00     2,388,400.00
    89,300.00       33,000.00        122,300.00    FOREST OIL CORP                  1,021,368.75       377,437.50     1,398,806.25
   159,600.00       63,400.00        223,000.00    GENTEX CORP                      2,982,525.00     1,184,787.50     4,167,312.50
    60,200.00       20,614.00         80,814.00    HELIX TECHNOLOGY CORP.           2,437,159.38       834,544.91     3,271,704.29
   179,600.00       66,850.00        246,450.00    HOOPER HOLMES INC                4,243,050.00     1,579,331.25     5,822,381.25
   155,000.00       60,100.00        215,100.00    ICG COMMUNICATIONS INC           2,935,312.50     1,138,143.75     4,073,456.25
   113,400.00       44,900.00        158,300.00    IMPERIAL BANCORP                 2,721,600.00     1,077,600.00     3,799,200.00
    62,000.00       21,200.00         83,200.00    INTEGRATED DEVICE TECH           1,460,875.00       499,525.00     1,960,400.00
    61,700.00       24,300.00         86,000.00    INTERMEDIA COMMUNICATIONS        1,719,887.50       677,362.50     2,397,250.00
   142,000.00       56,400.00        198,400.00    JACK IN THE BOX INC              2,990,875.00     1,187,925.00     4,178,800.00
   107,050.00       42,400.00        149,450.00    KING PHARMACEUTICALS INC.        4,937,681.25     1,955,700.00     6,893,381.25
    53,800.00       19,850.00         73,650.00    LOUIS DREYFUS NAT. GAS             968,400.00       357,300.00     1,325,700.00
    60,000.00       22,800.00         82,800.00    MACROVISION INC                  3,832,500.00     1,456,350.00     5,288,850.00
    46,400.00       20,300.00         66,700.00    MASTEC INC                       1,911,100.00       836,106.25     2,747,206.25
    66,600.00       26,300.00         92,900.00    MERCURY COMPUTER SYSTEMS         3,800,362.50     1,500,743.75     5,301,106.25
    40,000.00       15,900.00         55,900.00    MERCURY INTERACTIVE              3,325,000.00     1,321,687.50     4,646,687.50
    83,000.00       31,400.00        114,400.00    METRIS COMPANIES                 2,624,875.00       993,025.00     3,617,900.00
    13,500.00        5,100.00         18,600.00    MICROSTRATEGY INC.               1,653,750.00       624,750.00     2,278,500.00
    35,400.00       13,600.00         49,000.00    MICROMUSE INC                    4,048,875.00     1,555,500.00     5,604,375.00
    15,300.00        5,200.00         20,500.00    MILLENNIUM PHARMACEUTICAL        1,489,359.38       506,187.50     1,995,546.88
   165,300.00       61,200.00        226,500.00    MONACO COACH CORPORATION         3,553,950.00     1,315,800.00     4,869,750.00
    84,600.00       33,600.00        118,200.00    NATL COMPUTER SYSTEMS            3,246,525.00     1,289,400.00     4,535,925.00
    91,300.00       36,200.00        127,500.00    NATIONAL INFO CONSORTIUM         2,408,037.50       954,775.00     3,362,812.50
   138,500.00       53,900.00        192,400.00    NETOBJECTS INC.                  1,878,406.25       731,018.75     2,609,425.00
   242,000.00       92,000.00        334,000.00    NETSILICON INC                   3,206,500.00     1,219,000.00     4,425,500.00
     3,050.00        1,050.00          4,100.00    NEXT LEVEL COMMUNICATIONS          196,915.63        67,790.63       264,706.26
    56,000.00       20,900.00         76,900.00    NICOR INC                        1,942,500.00       724,968.75     2,667,468.75

   158,000.00       62,500.00        220,500.00    NOVADIGM, INC.                   2,745,250.00     1,085,937.50     3,831,187.50
   163,370.00       64,900.00        228,270.00    ONLINE RESOURCES & COMM.         2,001,282.50       795,025.00     2,796,307.50
    85,700.00       32,400.00        118,100.00    ONYX SOFTWARE CORP               2,763,825.00     1,044,900.00     3,808,725.00
    13,000.00        8,200.00         21,200.00    OPTICAL COATING LABS             2,557,750.00     1,023,100.00     3,580,850.00
   106,500.00       42,300.00        148,800.00    OPTIMAL ROBOTICS                 3,461,250.00     1,374,750.00     4,836,000.00
    40,100.00       13,700.00         53,800.00    PRI AUTOMATION                   1,899,737.50       649,037.50     2,548,775.00
   145,600.00       57,800.00        203,400.00    POLYMEDICA CORPORATION           2,548,000.00     1,011,500.00     3,559,500.00
    56,400.00       20,700.00         77,100.00    PRIORITY HLTHCARE CORP B         1,395,900.00       512,325.00     1,908,225.00
    31,500.00       11,200.00         42,700.00    PROXIM CORP                      1,764,000.00       627,200.00     2,391,200.00
    30,400.00       14,400.00         44,800.00    QRS CORPORATION                  1,767,000.00       687,500.00     3,464,500.00
    57,600.00       22,000.00         79,600.00    REMEDY CORPORATION               2,008,800.00       767,250.00     2,776,050.00
   346,700.00      117,350.00        464,050.00    REPUBLIC SECURITY FINL           2,784,434.38       942,467.19     3,726,901.57
   116,900.00       45,450.00        162,350.00    REX STORES CORPORATION           4,361,831.25     1,695,853.13     6,057,684.38
    85,500.00       33,100.00        118,600.00    SBS TECHNOLOGIES, INC            2,885,625.00     1,117,125.00     4,002,750.00
   264,900.00      114,300.00        379,200.00    SBA COMMUNICATIONS CORP          3,046,350.00     1,314,450.00     4,360,800.00
    88,600.00       33,550.00        122,150.00    SAWTEK INC                       4,042,375.00     1,530,718.75     5,573,093.75
    91,300.00       34,450.00        125,750.00    SILICON STORAGE TECH             2,419,450.00       912,925.00     3,332,375.00
    42,450.00       15,870.00         58,320.00    SONIC WALL INC                   1,451,259.38       542,555.63     1,993,815.01
    63,800.00       23,800.00         87,600.00    SOUTHWEST GAS CORP.              1,495,312.50       557,812.50     2,053,125.00
    92,400.00       34,900.00        127,300.00    SPANISH BROADCASTING,CL A        2,933,700.00     1,108,075.00     4,041,775.00
    86,600.00       33,000.00        119,600.00    STATION CASINOS INC              2,078,400.00       792,000.00     2,870,400.00
    93,000.00       35,200.00        128,200.00    SYMANTEC CORP                    4,341,937.50     1,643,400.00     5,985,337.50
    50,400.00       20,100.00         70,500.00    T-HQ, INC.                       2,709,000.00     1,080,375.00     3,789,375.00
    67,300.00       24,850.00         92,150.00    TESORO PETRO. CORP.                807,600.00       298,200.00     1,105,800.00
   134,900.00       50,700.00        185,600.00    THERAGENICS CORP                 1,289,981.25       484,818.75     1,774,800.00
   166,720.00       62,480.00        229,200.00    3DO COMPANY                      1,578,630.00       591,607.50     2,170,237.50
   100,000.00       37,900.00        137,900.00    TITAN CORP                       2,706,250.00     1,025,668.75     3,731,918.75
   153,000.00       51,800.00        204,800.00    TITAN PHARMACEUTICALS            2,199,375.00       744,625.00     2,944,000.00
   124,750.00       49,400.00        174,150.00    TOO INC                          2,307,875.00       913,900.00     3,221,775.00
    41,000.00       16,200.00         57,200.00    TRANSWITCH CORP                  1,927,000.00       761,400.00     2,688,400.00
   104,200.00       41,200.00        145,400.00    TREX COMPANY INC.                2,683,150.00     1,060,900.00     3,744,050.00
    59,700.00       23,550.00         83,250.00    VALASSIS COMMUNICATIONS          2,350,687.50       927,281.25     3,277,968.75
    75,900.00       28,900.00        104,800.00    VISUAL NETWORKS INC.             4,478,100.00     1,705,100.00     6,183,200.00
    89,000.00       33,700.00        122,700.00    ZORAN CORP                       3,548,875.00     1,343,787.50     4,892,662.50
    91,400.00       36,000.00        127,400.00    ANNUITY & LIFE                   2,604,900.00     1,026,000.00     3,630,900.00
   189,600.00       73,800.00        263,400.00    SCOTTISH ANNUITY & LIFE          1,611,600.00       491,300.00     2,102,900.00
   221,000.00       84,300.00        305,300.00    ASM INTER'L N.V.                 3,591,250.00     1,369,875.00     4,961,125.00
   100,000.00       55,000.00        155,000.00    SAPIENS INTERNATIONAL            1,387,500.00       555,000.00     1,942,500.00

            0    4,717,920.44      4,717,920.44    FSQ PREMIUM MM #483                         0     4,717,920.44     4,717,920.44
            0    6,400,000.00      6,400,000.00    REPO (5.53%) PRUDENTIAL                     0     6,400,000.00     6,400,000.00
12,099,107.06            0.00     12,099,107.06    GOLDMAN SACHS SQ PREMIUM        12,099,107.06             0.00    12,099,107.06
15,000,000.00            0.00     15,000,000.00    FEDERAL SIGNAL CORP.            15,000,000.00             0.00    15,000,000.00
24,011,000.00            0.00     24,011,000.00    BEAR STEARNS REPO               24,011,000.00             0.00    24,011,000.00

59,780,025.06   14,524,284.44     74,504,330.50                                   318,841,523.03   113,562,901.94   432,404,424.97

                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 1999
                             (Amounts in Thousands)

                                                                         Armada
                                                                      International
                                        Parkstone        Armada        Equity Fund
                                      International   International     Pro Forma
                                     Discovery Fund    Equity Fund       Combined


TOTAL INVESTMENTS:                      365,314          312,534          677,848
                                        -------          -------          -------

ASSETS
     Cash                                   610            1,123            1,733
     Accrued Income                         248              149              397
     Investment Securities Sold           1,744              678            2,422
    Cap Shares Sold                          70              653              723
    Other Assets                            269              198              467
TOTAL ASSETS:                           368,255          316,354          684,609
                                        -------          -------          -------

LIABILITIES
    Income Payable                            0                0                0
    Capital Gain Payable                      0                0                0
    Investment Securities Purchased       1,125            1,028            2,153
    Capital Shares Redeemed Payable         101               14              115
    Accrued Expense Payable                 819              463            1,282
    Other Payables                       22,845              169           23,014

TOTAL LIABILITIES:                       24,890            1,674           26,564
                                        -------          -------          -------

TOTAL NET ASSETS:                       343,365          314,680          658,045

                             STATEMENT OF OPERATIONS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)

                                                                                                     Armada
                                                                                                  International
                                                    Parkstone         Armada                       Equity Fund
                                                   International    International    Proforma       Pro Forma
                                                  Discovery Fund     Equity Fund    Adjustments    Combined

INVESTMENT INCOME:

    Dividends                                                           1,443                0
    Interest                                          1,823               379                0        3,550
                                                     ------            ------        ---------      -------
    Less Foreign Tax                                                      (95)

TOTAL INCOME:                                         1,823             1,727                0        3,550
                                                     ------            ------        ---------      -------

EXPENSES:

    Administrator Fees                                  387                86             (124)A        349
    Investment Advisory Fees                          1,836             1,412               -         3,248
    Transfer Agent Fees                                 119                31               -           150
    Custodian Fees                                      104               132               -           236
    Professional Fees (Audit + Legal)                    15                 6               (8)A         13
    Trustee (Directors) Fees                              2                 2               -             4
    Registration Fees                                    14                 6               -            20
    12b-1 Fees                                           70                49               36 A        155
    Shareholder Servicing Fees                            0                 2               30 A         32
    Printing Expenses                                    17                 3               -            20
    Miscellaneous Expenses                                6                 2               -             8

TOTAL EXPENSES:                                      (2,570)           (1,731)             (66)      (4,235)
                                                     ------            ------          -------      -------

NET INVESTMENT INCOME:                                 (747)               (4)             (66)        (685)
                                                     ------            ------          -------      -------

    Net Realized Gains (Losses) on Investments       36,562            11,700                0       48,262
    Net Unrealized Appreciation (Depreciation)
    of Investment Securities                         55,195            62,048                0      117,243
                                                     ------            ------          -------      -------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                               91,757            73,748               (0)     165,505
                                                     ------            ------          -------      -------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                           91,010            73,744              (66)     164,820
                                                     ------            ------          -------      -------


A - To adjust fees to reflect Armada's fee structure

                       STATEMENT OF CHANGES IN NET ASSETS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)

                                                                                     Armada
                                                                                  International
                                                      Parkstone        Armada      Equity Fund
                                                    International   International   Pro Forma
                                                    Discovery Fund   Equity Fund    Combined

INVESTMENT ACTIVITIES:
   Net Investment Income                                  (747)           (4)         (751)
   Net Realized Gain (Loss) on Securities Sold          36,562        11,700        48,262
   Net Increase (Decrease) in Unrealized
   Appreciation of Assets                               55,195        62,048       117,243
                                                       -------       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                              91,010        73,744       164,754
                                                       -------       -------       -------

DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
      Institutional/Class I Shares                           -             -             -
      Investor A/Class A Shares                              -             -             -
      Investor B/Class B Shares                              -             -             -
   Realized Capital Gains
      Institutional/Class I Shares                           -             -             -
      Investor A/Class A Shares                              -             -             -
      Investor B/Class B Shares                              -             -             -

TOTAL DISTRIBUTIONS:                                         -             -             -
                                                       -------       -------       -------

PAID-IN-CAPITAL:

   Institutional/Class I Shares
      Shares Issued                                      2,819        45,059        47,878
      Shares Issued in Lieu of Cash Distributions            -             -             -
      Shares Redeemed                                  (41,321)       (5,071)      (46,392)
   Net Institutional/Class I Share Transactions        (38,502)       39,988         1,486
                                                       -------       -------       -------

   Investor A/Class A Shares
      Shares Issued                                     42,393           882        43,275
      Shares Issued in Lieu of Cash Distributions            -             -             -
      Shares Redeemed                                  (50,420)         (358)      (50,778)
   Net Investor A/Class A Share Transactions            (8,027)          524        (7,503)
                                                       -------       -------       -------

   Investor B/Class B Shares
      Shares Issued                                         38            70           108
      Shares Issued in Lieu of Cash Distributions            -             -             -
      Shares Redeemed                                   (1,436)          (20)       (1,456)
   Net Investor B/Class B Share Transactions            (1,398)           50        (1,348)
                                                       -------       -------       -------

INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS:                               (47,927)       40,562        (7,365)
                                                       -------       -------       -------

BEGINNING OF PERIOD:                                   300,282       200,374       500,656
                                                       -------       -------       -------

END OF PERIOD:                                         343,365       314,680       658,045
                                                       -------       -------       -------

                    Proforma Combined Schedule Of Investments
                          Armada International Equity/
                        Parkstone International Discovery
                                 As of 11/30/99

                                      Proforma                                                                         Proforma
      Armada        Parkstone         Combined                                       Armada           Parkstone        Combined
   Shares/Par      Shares/Par        Shares/Par    Security Description            Market Value      Market Value    Market Value
   ----------      ----------        ----------    --------------------            ------------      ------------    ------------
        2,174             2,560            4,734    ADECCO                         1,393,519.48       1,636,525.12     3,030,044.60
       13,260            48,596           61,856    AHOLD                            422,837.11       1,546,705.21     1,969,542.32
        7,446             8,177           15,623    ALLIANZ                        2,183,975.84       2,393,846.23     4,577,822.07
      226,290           250,626          476,916    ALLIED ZURICH                  2,744,552.73       3,043,689.80     5,788,242.53
        9,667            10,861           20,528    ALTRAN TECHNOLOGIES SA         4,607,852.89       5,167,186.73     9,775,039.62
       33,862            38,089           71,951    ASSIC GENERALI                   976,975.59       1,096,852.26     2,073,827.85
       34,219            64,493           98,712    AVENTIS (FRANCE)               2,122,987.82       3,993,652.05     6,116,639.87
       29,402            34,619           64,021    AXA-UAP                        3,971,572.77       4,667,427.98     8,639,000.75
      219,172           241,947          461,119    BANK OF IRELAND                1,807,498.33       1,995,201.09     3,802,699.42
       62,533            71,148          133,681    BANK OF TOKYO-MITS               905,155.52       1,027,689.15     1,932,844.67
      114,295           127,362          241,657    BASS - NEW                     1,291,252.24       1,434,147.11     2,725,399.35
       19,482            22,443           41,925    BATM ADVANCED COMM             1,276,385.43       1,465,545.09     2,741,930.52
       27,550            31,380           58,930    BAYER VEREINSBK                1,712,014.30       1,946,328.67     3,658,342.97
       46,490            25,530           72,020    BCE INC                        3,143,886.25       1,726,466.25     4,870,352.50
            0            27,252           27,252    BCE INC                                0.00       1,836,106.40     1,836,106.40
       19,669            23,218           42,887    BENESSE CORPORATION            4,721,948.81       5,562,229.95    10,284,178.76
      134,231           166,393          300,624    BOC GROUP                      2,773,420.95       3,429,286.31     6,202,707.26
       52,505           401,158          453,663    BP AMOCO                         535,285.87       4,092,314.56     4,627,600.43
       50,714                 0           50,714    BP AMOCO ADR                   3,090,384.38               0.00     3,090,384.38
            0            37,436           37,436    BRITISH AERO LOAN STK                  0.00          56,195.93        56,195.93
            0           118,529          118,529    BRITISH AEROSPACE                      0.00         677,253.31       677,253.31
      133,320           151,285          284,605    BRITISH TELECOM                2,681,099.71       3,040,812.50     5,721,912.21
      203,815           231,976          435,791    BULGARI SPA (BUG LI)           1,572,905.58       1,786,845.57     3,359,751.15

                                      Proforma                                                                         Proforma
      Armada        Parkstone         Combined                                       Armada           Parkstone        Combined
   Shares/Par      Shares/Par        Shares/Par    Security Description            Market Value      Market Value    Market Value
   ----------      ----------        ----------    --------------------            ------------      ------------    ------------
       14,462            16,240           30,702    CASTORAMA                      3,764,030.53       4,218,793.42     7,982,823.95
      923,776         1,066,265        1,990,041    CHINA TELECOM (HONG KONG)      4,960,270.31       5,725,053.54    10,685,323.85
        7,017             8,336           15,353    CIE DE ST GOBAIN               1,196,308.68       1,418,492.16     2,614,800.84
       46,780            54,525          101,305    COLT TELECOM GROUP             1,769,387.34       2,057,288.28     3,826,675.62
      169,884           191,189          361,073    COMPASS GROUP                  2,063,148.61       2,318,821.02     4,381,969.63
       12,486            14,305           26,791    CREDIT SUISSE, REG             2,341,223.37       2,675,078.87     5,016,302.24
      281,783           317,515          599,298    DBS GROUP HOLDINGS LTD.        3,655,381.97       4,120,195.76     7,775,577.73
       50,956            54,536          105,492    DEUTSCHE BANK                  3,364,418.82       3,593,978.39     6,958,397.21
       30,786            34,794           65,580    DEUTSCHE TELEKOM               1,765,585.72       1,991,669.89     3,757,255.61
       48,311            56,083          104,394    ENERGIS PLC                    1,967,797.04       2,300,079.71     4,267,876.75
       32,395            37,047           69,442    EPCOS AG                       1,993,484.64       2,275,440.11     4,268,924.75
       14,773            16,803           31,576    EQUANT                         1,430,688.23       1,624,204.05     3,054,892.28
       84,489            88,170          172,659    ERICSSON PHONE                 4,071,313.69       4,248,691.88     8,320,005.57
        3,114             3,406            6,520    FANCL CORPORATION              1,105,489.85       1,206,607.26     2,312,097.11
       58,645            64,805          123,450    FANUC                          4,888,521.13       5,390,637.89    10,279,159.02
       30,764            34,701           65,465    FRANCE TELECOM                 3,572,096.64       4,021,608.99     7,593,705.63
       71,631            81,460          153,091    FUJITSU                        2,542,946.16       2,885,796.45     5,428,742.61
    9,500,000         1,500,000       11,000,000    GE INT'L CP 12/02/99           9,498,556.00       1,499,543.31    10,998,099.31
    3,500,000                 0        3,500,000    GE INT'L CP 12/16/99           3,491,876.50               0.00     3,491,876.50
      247,370                 0          247,370    GENERAL ELECTRIC               3,804,628.08               0.00     3,804,628.08
           30                 0               30    GLAXO WELLCOME                       900.29               0.00           900.29
   10,711,702        15,696,416       26,408,118    GOLDMAN SACHS                 10,711,702.28      15,696,416.07    26,408,118.35
       29,457            33,027           62,484    HEINEKEN                       1,426,378.64       1,596,220.53     3,022,599.17
       97,650           109,917          207,567    HENNES & MAURITZ, CL B         3,100,729.15       3,491,056.09     6,591,785.24
        1,942             2,233            4,175    HIKARI TSUSHIN                 3,047,170.74       3,496,402.52     6,543,573.26
       25,532            26,475           52,007    HONDA MOTOR                    1,051,626.95       1,088,173.08     2,139,800.03
      175,280           196,156          371,436    HSBC HLDGS - NEW (HKD)         2,324,728.30       2,601,460.08     4,926,188.38
      224,003           264,762          488,765    HUTCHISON WHAMPOA              2,754,608.10       3,255,647.44     6,010,255.54
       50,987            56,315          107,302    ING GROEP                      2,872,683.04       3,166,866.79     6,039,549.83
        9,038            10,398           19,436    INTERNET INITIATIVE ADR          863,270.22         993,171.47     1,856,441.69
      510,052           599,579        1,109,631    INVENSYS PLC                   2,379,916.65       2,769,356.26     5,149,272.91

                                      Proforma                                                                         Proforma
      Armada        Parkstone         Combined                                       Armada           Parkstone        Combined
   Shares/Par      Shares/Par        Shares/Par    Security Description            Market Value      Market Value    Market Value
   ----------      ----------        ----------    --------------------            ------------      ------------    ------------
      449,007           513,000          962,007    ITOCHU CORP                    2,677,221.30       3,052,345.31     5,729,566.61
      575,591           678,443        1,254,034    JOHNSON ELECTRIC HLDGS         4,113,481.91       4,848,246.51     8,961,728.42
       29,850                 0           29,850    KONINKLIJKE AHOLD ADR            955,200.00               0.00       955,200.00
      841,069           475,002        1,316,071    LI & FUNG LTD                  1,933,180.74       1,091,721.85     3,024,902.59
       40,745            47,835           88,580    LINDE                          2,038,736.38       2,384,149.62     4,422,886.00
      135,099           151,611          286,710    LOGICA                         3,270,613.37       3,804,376.92     7,074,990.29
        2,070                 0            2,070    L'OREAL                        1,364,649.16                  0     1,364,649.16
       27,213            30,591           57,804    MANNESMANN                     5,666,190.72       6,357,493.08    12,023,683.80
            0           276,425          276,425    MARCONI                                0.00       3,528,704.27     3,528,704.27
      622,428           713,000        1,335,428    MARUBENI CORP                  2,423,300.15       2,770,082.83     5,193,382.98
       32,442            36,544           68,986    MAYR-MELNHOF KARTON AG         1,354,918.07       1,523,347.39     2,878,265.46
      355,798           398,199          753,997    NATIONAL GRID CO               2,737,563.71       3,063,244.86     5,800,808.57
       91,798           198,993          290,791    NATL AUSTRALIA BANK            1,323,645.18       2,871,464.56     4,195,109.74
       17,300                 0           17,300    NATL AUSTRALIA BANK ADR        1,253,168.75               0.00     1,253,168.75
      354,812           407,332          762,144    NATSTEEL ELECTRONICS LTD       1,467,386.73       1,685,116.76     3,152,503.49
      113,788           126,851          240,639    NEC                            2,661,413.95       2,960,704.05     5,622,118.00
        1,100             1,150            2,250    NESTLE SA                      1,984,243.04       2,068,851.07     4,053,094.11
       60,009            67,545          127,554    NIHON UNISYS                   2,301,021.77       2,584,536.57     4,885,558.34
      162,807           189,827          352,634    NIKKO SECURITIES               2,027,703.15       2,359,252.50     4,386,955.65
        9,443            10,059           19,502    NINTENDO  (7974.T)             1,575,222.42       1,674,448.68     3,249,671.10
       36,043            41,394           77,437    NOKIA ADR                      4,980,692.06       5,720,133.38    10,700,825.44
        2,735             3,045            5,780    NOVARTIS, REGISTERED           4,273,329.76       4,744,883.82     9,018,213.58
           56                66              122    NTT                            1,005,001.47       1,181,973.51     2,186,974.98
          235               292              527    NTT MOBILE                     8,250,465.82      10,230,069.80    18,480,535.62
          891               971            1,862    OPENTV COPRORATION                72,438.30          75,009.75       147,448.05
      168,731           189,261          357,992    PEARSON                        4,038,974.72       4,515,515.75     8,554,490.47
       21,153            23,274           44,427    PHARMACIA UPJOHN               1,156,804.69       1,272,796.88     2,429,601.57
       90,394            99,078          189,472    POHANG IRON & STEEL ADR        3,248,534.38       3,560,615.63     6,809,150.01
            0            25,023           25,023    POLSKI KONCERN NAFTO -GDR                 0         258,237.36       258,237.36
       21,399                 0           21,399    POLSKI KONCERN NAFTO USD         220,944.68               0.00       220,944.68
      181,800           207,000          388,800    QXL PLC                        1,263,710.45       1,434,148.16     2,697,858.61

                                      Proforma                                                                         Proforma
      Armada        Parkstone         Combined                                       Armada           Parkstone        Combined
   Shares/Par      Shares/Par        Shares/Par    Security Description            Market Value      Market Value    Market Value
   ----------      ----------        ----------    --------------------            ------------      ------------    ------------
          302               342              644    ROCHE HOLDINGS - GENUS         3,654,607.34       4,127,519.12     7,782,126.46
       41,192            73,579          114,771    ROYAL DUTCH PETRO              2,428,028.83       4,328,847.60     6,756,876.43
       24,400                 0           24,400    ROYAL DUTCH PETRO-NY SHRS      1,415,200.00                  0     1,415,200.00
       86,468           101,819          188,287    SANWA BANK                     1,051,488.87       1,235,558.27     2,287,047.14
            1                 0                1    SECURITY LENDING                          1                  0             1.00
       34,595            36,786           71,381    SEVEN ELEVEN                   5,631,823.09       5,975,900.72    11,607,723.81
       47,901            56,483          104,384    SIEMENS                        4,837,085.14       5,692,910.58    10,529,995.72
      323,136           362,523          685,659    SINGAPORE AIRLINES             3,268,855.70       3,668,437.72     6,937,293.42
       71,930            81,168          153,098    SINGAPORE PRESS HLDGS          1,348,286.22       1,521,920.84     2,870,207.06
       13,420            15,231           28,651    SMC                            2,371,564.19       2,685,937.63     5,057,501.82
       16,600                 0           16,600    SMITHKLINE BEECH. (ADR)        1,103,900.00                  0     1,103,900.00
       15,813           106,270          122,083    SMITHKLINE BEECHAM               211,749.66       1,418,368.63     1,630,118.29
        8,090             8,775           16,865    SOFTBANK CORP                  5,847,141.32       6,328,886.86    12,176,028.18
       67,396            77,018          144,414    SONERA                         2,788,232.37       3,180,273.98     5,968,506.35
       34,725            38,782           73,507    SONY CORP                      6,436,231.24       7,173,064.32    13,609,295.56
       30,755            32,783           63,538    ST MICROELECTRONICS            4,188,461.94       4,456,203.26     8,644,665.20
       94,755           108,190          202,945    STANDARD CHARTERED BANK        1,288,534.76       1,466,395.43     2,754,930.19
       75,658            89,094          164,752    SUMITOMO BANK                  1,161,172.60       1,364,506.22     2,525,678.82
       13,307                 0           13,307    SVENSKA CELL AB B                370,117.08               0.00       370,117.08
       33,453            53,143           86,596    SVENSKA CELLULOSA AB-A SH        924,550.75       1,469,068.77     2,393,619.52
      280,652           306,357          587,009    SWIRE PACIFIC A                1,611,779.45       1,759,304.49     3,371,083.94
        1,279             1,448            2,727    SWISS REINSURANCE, REG         2,615,879.87       2,953,554.72     5,569,434.59
       83,836            92,411          176,247    TAIWAN SEMICONDUCTOR ADR       3,002,376.75       3,309,468.94     6,311,845.69
       73,817            81,810          155,627    TAKEDA CHEMICAL                4,357,932.14       4,819,651.13     9,177,583.27
        9,977            11,196           21,173    TAKEFUJI CORP                  1,428,500.54       1,599,662.87     3,028,163.41
            0                 0                0    TECHNOST                                  0               0.00             0.00
            0                 0                0    TECNOST-FLOAT 6/23/04                  0.00               0.00             0.00
      281,583           318,260          599,843    TELECOM ITALIA MOB             2,215,675.26       2,499,534.82     4,715,210.08
       92,786           266,416          359,202    TELECOM ITALIA SPA             1,024,011.53       2,934,675.96     3,958,687.49
       19,700                 0           19,700    TELECOM ITALIA SPA-SP ADR      2,125,137.50                  0     2,125,137.50
       60,074           179,738          239,812    TELEFONICA                     1,253,262.83       3,742,602.00     4,995,864.83

                                      Proforma                                                                         Proforma
      Armada        Parkstone         Combined                                       Armada           Parkstone        Combined
   Shares/Par      Shares/Par        Shares/Par    Security Description            Market Value      Market Value    Market Value
   ----------      ----------        ----------    --------------------            ------------      ------------    ------------
        1,184                 0            1,184    TELEFONICA - NEW                  19,767.64               0.00        19,767.64
       30,704                 0           30,704    TELEFONICA DE ESPANA           1,907,486.00                  0     1,907,486.00
       28,541            33,100           61,641    TELEFONOS DE MEXICO ADR        2,641,826.31       3,063,818.75     5,705,645.06
        6,482             7,450           13,932    TERRA NETWORKS SA                223,700.61         256,620.81       480,321.42
        6,560             7,377           13,937    THOMSON MULTIMEDIA               284,562.30         319,396.95       603,959.25
      257,586           291,450          549,036    THUS PLC                       1,613,514.09       1,824,278.03     3,437,792.12
       28,699            31,655           60,354    TOKYO ELECTRONICS              2,983,322.55       3,283,680.56     6,267,003.11
       29,759            38,466           68,225    TOTAL FINA                     3,965,758.14       5,116,416.71     9,082,174.85
        8,458                 0            8,458    TOTAL FINA ADR                   559,285.25               0.00       559,285.25
       10,765            11,953           22,718    UBS AG - REGISTERED            2,951,452.79       3,268,345.32     6,219,798.11
       32,365            36,399           68,764    UPM - KYMMENE                  1,083,973.76       1,216,774.40     2,300,748.16
       85,455            99,974          185,429    VIAG AG                        1,413,794.87       1,650,872.17     3,064,667.04
       23,621            26,594           50,215    VIVENDI                        1,894,394.75       2,128,792.46     4,023,187.21
       66,088            74,412          140,500    WOLTERS KLUWER - CVA           1,996,753.75       2,243,997.32     4,240,751.07
      129,815           152,303          282,118    WPP GROUP                      1,909,471.20       2,253,505.33     4,162,976.53
           11                13               24    YAHOO JAPAN CORPORATION        7,766,990.29       9,159,854.34    16,926,844.63
            0         5,000,000        5,000,000    OGE ENERGY CORP 5.81%                     0       4,994,000.00     4,994,000.00
            0           182,000          182,000    BEAR STEARNS TRIPARTY 5.83%               0         182,000.00       182,000.00
            0        17,669,000       17,669,000    LEHMAN TRIPARTY 5.83%                     0      17,669,000.00    17,669,000.00
35,534,691.28     53,844,116.00    89,378,807.28                                 312,533,778.37     365,314,137.48   677,847,915.85

                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 1999
                             (Amounts in Thousands)

                                                                  Armada
                                                                 Balanced
                                      Parkstone       Armada    Allocation
                                       Balanced      Balanced      Fund
                                      Allocation    Allocation  Pro Forma
                                         Fund         Fund      Combined

TOTAL INVESTMENTS:                      180,126      77,717     257,843
                                        -------      ------    --------
ASSETS
     Cash                                     0          66          66
     Accrued Income                         630         325         955
     Investment Securities Sold           2,065       2,359       4,424
    Cap Shares Sold                           2           0           2
    Other Assets                             31          39          70
TOTAL ASSETS:                           182,854      80,506     263,360
                                        -------      ------     -------

LIABILITIES
    Income Payable                            0           0           0
    Capital Gain Payable                      0           0           0
    Investment Securities Purchased         789         686       1,475
    Capital Shares Redeemed Payable           9           0           9
    Accrued Expense Payable                 238          86         324
    Other Payables                       13,187           0      13,187

TOTAL LIABILITIES:                       14,223         772      14,995
                                        -------      ------     -------

TOTAL NET ASSETS:                       168,631      79,734     248,365


                             STATEMENT OF OPERATIONS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)

                                                                                                Armada
                                                                                               Balanced
                                                     Parkstone    Armada                      Allocation
                                                     Balanced     Balanced                       Fund
                                                    Allocation   Allocation     Proforma       Pro Forma
                                                       Fund        Fund        Adjustments     Combined

INVESTMENT INCOME:

     Dividends                                                       187               0
     Interest                                         2,788        1,016               0         3,985
                                                     ------        -----       ---------        ------
     Less Foreign Tax                                                 (6)

TOTAL INCOME:                                         2,788        1,197               0         3,985
                                                     ------        -----       ---------        ------

EXPENSES:

     Administrator Fees                                 224           27             (69) A        182
     Investment Advisory Fees                           831          294              -          1,125
     Waiver of Investment Advisory Fees                (156)           0              -           (156)
     Transfer Agent Fees                                 60            6              -             66
     Custodian Fees                                      30            1              -             31
     Professional Fees (Audit + Legal)                   10            1             (5) A           6
     Trustee (Directors) Fees                             1            1                             2
     Registration Fees                                   13            2              -             15
     12b-1 Fees                                          46           12             15  A          73
     Shareholder Servicing Fees                           0            3             18  A          21
     Printing Expenses                                   11            1              -             12
     Miscellaneous Expenses                               4            7              -             11

TOTAL EXPENSES:                                      (1,074)        (355)           (41)        (1,388)
                                                     ------        -----         ------         ------

NET INVESTMENT INCOME:                                1,714          842            (41)         2,597
                                                     ------        -----         ------         ------

     Net Realized Gains (Losses) on Investments      13,133          157              0         13,290
     Net Unrealized Appreciation (Depreciation)
     of Investment Securities                         6,334        5,742              0         12,076
                                                     ------        -----         ------         ------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                               19,467        5,899              0         25,366
                                                     ------        -----         ------         ------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                           21,181        6,741            (41)         27,963
                                                     ------        -----         ------         ------


A - To adjust fees to reflect Armada's fee structure

                       STATEMENT OF CHANGES IN NET ASSETS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)

                                                                                    Armada
                                                                                   Balanced
                                                        Parkstone    Armada       Allocation
                                                        Balanced    Balanced         Fund
                                                       Allocation   Allocation     Pro Forma
                                                          Fund         Fund        Combined
INVESTMENT ACTIVITIES:
   Net Investment Income                                 1,714           842         2,556
   Net Realized Gain (Loss) on Securities Sold          13,133           157        13,290
   Net Increase (Decrease) in Unrealized
   Appreciation of Assets                                6,334         5,742        12,076
                                                       -------        ------       -------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                              21,181         6,741        27,922
                                                       -------        ------       -------

DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
      Institutional/Class I Shares                      (1,714)         (841)       (2,555)
      Investor A/Class A Shares                           (138)          (21)         (159)
      Investor B/Class B Shares                            (30)           (2)          (32)
   Realized Capital Gains
      Institutional/Class I Shares                           -             -             -
      Investor A/Class A Shares                              -             -             -
      Investor B/Class B Shares                              -             -             -

TOTAL DISTRIBUTIONS:                                    (1,882)         (864)       (2,746)
                                                       -------        ------       -------

PAID-IN-CAPITAL:

   Institutional/Class I Shares
      Shares Issued                                     12,278         8,833        21,111
      Shares Issued in Lieu of Cash Distributions        1,562           841         2,403
      Shares Redeemed                                  (59,149)      (24,949)      (84,098)
   Net Institutional/Class I Share Transactions        (45,309)      (15,275)      (60,584)
                                                       -------        ------       -------

   Investor A/Class A Shares
      Shares Issued                                        468         2,904         3,372
      Shares Issued in Lieu of Cash Distributions          131            21           152
      Shares Redeemed                                   (3,582)         (739)       (4,321)
   Net Investor A/Class A Share Transactions            (2,983)        2,186          (797)
                                                       -------        ------       -------

   Investor B/Class B Shares
      Shares Issued                                         26            95           121
      Shares Issued in Lieu of Cash Distributions           29             2            31
      Shares Redeemed                                   (1,117)          (29)       (1,146)
   Net Investor B/Class B Share Transactions            (1,062)           68          (994)
                                                       -------        ------       -------

INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS:                               (49,354)      (13,021)      (62,375)
                                                       -------        ------       -------

BEGINNING OF PERIOD:                                   198,686        86,878       285,564
                                                       -------        ------       -------

END OF PERIOD:                                         168,631        79,734       248,365
                                                       -------        ------       -------


                    PROFORMA COMBINED SCHEDULE OF INVESTMENTS
                           ARMADA BALANCED ALLOCATION/
                          PARKSTONE BALANCED ALLOCATION
                                 AS OF 11/30/99

                                     Proforma                                                                           Proforma
      Armada       Parkstone         Combined                                         Armada           Parkstone        Combined
   Shares/Par     Shares/Par        Shares/Par    Security Description              Market Value      Market Value    Market Value
   ----------     ----------        ----------    --------------------              ------------      ------------    ------------
            -        2,205.00          2,205.00   BCE INC.-ADR                                  -        149,113.13      149,113.13
     5,100.00       10,350.00         15,450.00   ANNUITY & LIFE                       145,350.00        294,975.00      440,325.00
        31.00           58.00             89.00   OPEN TV CORP CL. A                     2,394.75          4,480.50        6,875.25
    12,200.00       24,650.00         36,850.00   SCOTTISH ANNUITY & LIFE              103,700.00        209,525.00      313,225.00
    12,400.00       25,000.00         37,400.00   ASM INTER'L N.V.                     201,500.00        406,250.00      607,750.00
     6,000.00       12,100.00         18,100.00   ACT MANUFACTURING INC                183,375.00        369,806.25      553,181.25
     3,500.00        7,050.00         10,550.00   ADELPHIA BUSINESS SOLUT.             109,375.00        220,312.50      329,687.50
     3,050.00        6,150.00          9,200.00   ADVANCED DIGITAL INFO.               137,059.38        276,365.63      413,425.01
       550.00        1,100.00          1,650.00   AFFYMETRIX INC                        53,900.00        107,800.00      161,700.00
       617.00        1,288.00          1,905.00   BATM ADVANCED COMM                    40,423.46         84,107.39      124,530.85
     4,839.00       10,045.00         14,884.00   BOC GROUP                             99,981.26        207,023.02      307,004.28
     3,202.00        7,329.00         10,531.00   SMITHKLINE BEECHAM                    42,877.53         97,818.99      140,696.52
     4,509.00       10,307.00         14,816.00   BRITISH TELECOM PLC                   90,677.17        207,169.61      297,846.78
       950.00        1,900.00          2,850.00   ALLAIRE CORPORATION                  144,281.25        288,562.50      432,843.75
     3,500.00        7,200.00         10,700.00   ALLTEL CORPORATION                   302,750.00        622,800.00      925,550.00
     6,100.00       12,000.00         18,100.00   ALTERA CORPORATION                   328,637.50        646,500.00      975,137.50
     1,607.00        3,326.00          4,933.00   ENERGIS PLCCK                         65,456.10        136,406.13      201,862.23
    12,134.00       26,739.00         38,873.00   NATIONAL GRID CO                      93,360.83        205,696.41      299,057.24
     3,925.00        9,198.00         13,123.00   BASS                                  44,342.84        103,573.16      147,916.00
            -        8,176.65          8,176.65   BPS BRITISH AEROSPACE PLC                     -         46,719.88       46,719.88
   500,000.00      825,000.00      1,325,000.00   AMERICAN GREETINGS                   456,250.00        752,812.50    1,209,062.50
     5,968.00       12,125.00         18,093.00   AMERICAN INT'L GROUP                 616,196.00      1,251,906.25    1,868,102.25
     8,076.00       18,230.00         26,306.00   ALLIED ZURICH                         97,949.57        221,391.50      319,341.07
     5,610.00       12,613.00         18,223.00   COMPASS GROUP                         68,130.39        152,975.80      221,106.19

                                     Proforma                                                                           Proforma
      Armada       Parkstone         Combined                                         Armada           Parkstone        Combined
   Shares/Par     Shares/Par        Shares/Par    Security Description              Market Value      Market Value    Market Value
   ----------     ----------        ----------    --------------------              ------------      ------------    ------------
     4,400.00        5,900.00         10,300.00   ANALOG DEVICES INC                   252,725.00        338,881.25      591,606.25
     1,600.00        3,200.00          4,800.00   ANCHOR GAMING                         88,100.00        176,200.00      264,300.00
     1,550.00        3,150.00          4,700.00   ANCOR COMMUNICATIONS                  93,968.75        190,968.75      284,937.50
     3,300.00        6,700.00         10,000.00   ANTEC CORPORATION                    184,800.00        375,200.00      560,000.00
   100,000.00               -        100,000.00   ARCHER DANIELS                        98,125.00                 -       98,125.00
     1,545.00        3,150.00          4,695.00   COLT TELECOM GROUP                    58,437.44        118,852.97      177,290.41
   225,000.00      450,000.00        675,000.00   ARROW ELECTRONIC                     199,125.00        398,250.00      597,375.00
     1,150.00        2,300.00          3,450.00   ARTHROCARE CORPORATION                69,575.00        139,150.00      208,725.00
     4,950.00       10,000.00         14,950.00   ATLAS AIR INC                        124,678.13        251,875.00      376,553.13
     6,050.00       12,200.00         18,250.00   AUDIOVOX CORP.                       179,987.50        362,950.00      542,937.50
     4,604.00       10,267.00         14,871.00   LOGICA                               115,909.27        257,629.98      373,539.25
     5,500.00       11,100.00         16,600.00   AUTO DATA PROCESS                    271,562.50        548,062.50      819,625.00
     4,900.00        9,900.00         14,800.00   AVERY DENNISON CORP.                 290,937.50        587,812.50      878,750.00
     1,552.00        1,099.00          2,651.00   BCE INC.                             104,954.00         74,045.24      178,999.24
     4,500.00        9,100.00         13,600.00   BJ'S WHOLESALE CLUB INC              168,187.50        340,112.50      508,300.00
     5,716.00       12,994.00         18,710.00   PEARSON                              136,825.95        310,019.56      446,845.51
     8,010.00       17,564.00         25,574.00   BANK OF IRELAND                       66,057.99        144,840.45      210,898.44
    12,265.00       26,705.00         38,970.00   BRITISH PETROLEUM CO PLC             125,041.07        272,424.49      397,465.56
    18,809.00       40,429.00         59,238.00   SIEBE PLC                             87,763.31        186,734.87      274,498.18
     3,182.00        7,379.00         10,561.00   STANDARD CHARTERED BANK               43,270.73        100,014.16      143,284.89
     6,800.00       14,700.00         21,500.00   QXL PLC                               47,267.50        101,845.30      149,112.80
     8,494.00       17,120.00         25,614.00   THUS PLC 144A                         53,206.26        107,159.51      160,365.77
            -        2,582.50          2,582.50   BPS BRITISH AERO LOAN STK                     -          3,876.64        3,876.64
            -       19,068.99         19,068.99   BPS MARCONI  PLC                              -        243,425.26      243,425.26
     4,000.00        8,100.00         12,100.00   BIOMATRIX INC                         94,000.00        190,350.00      284,350.00
     4,677.00        8,264.00         12,941.00   WPP GROUP                             68,794.81        122,275.78      191,070.59
    30,000.00      300,000.00        330,000.00   BRADLEY OPER LTD PRTNSHP              28,536.72        285,367.20      313,903.92
     3,100.00        4,000.00          7,100.00   BRISTOL-MYERS SQUIBB CO              226,493.75        292,250.00      518,743.75
   300,000.00      785,000.00      1,085,000.00   BRUNSWICK CORP 6.75%                 284,250.00        743,787.50    1,028,037.50
     2,800.00        5,650.00          8,450.00   BURR-BROWN CORP                      124,075.00        250,365.63      374,440.63
     4,100.00        7,550.00         11,650.00   BUSINESS OBJECTS-ADR                 362,850.00        668,175.00    1,031,025.00
     2,200.00        4,450.00          6,650.00   C-COR.NET CORPORATION                112,337.50        227,228.13      339,565.63
     5,500.00       11,100.00         16,600.00   CTS CORP.                            441,031.25        890,081.25    1,331,112.50

                                     Proforma                                                                           Proforma
      Armada       Parkstone         Combined                                         Armada           Parkstone        Combined
   Shares/Par     Shares/Par        Shares/Par    Security Description              Market Value      Market Value    Market Value
   ----------     ----------        ----------    --------------------              ------------      ------------    ------------
     1,850.00        3,700.00          5,550.00   CAL DIVE INTERNATIONAL                67,293.75        134,587.50      201,881.25
     2,700.00        5,450.00          8,150.00   CALPINE CORPORATION                  159,300.00        321,550.00      480,850.00
     4,100.00        8,300.00         12,400.00   CARDINAL HEALTH INC                  214,481.25        434,193.75      648,675.00
   160,000.00      350,000.00        510,000.00   CHAMP 6.71% SER 1997-2 A5            155,866.40        340,957.75      496,824.15
        26.00               -             26.00   CHARTERED SEMICONDUCT ADR              1,384.50                 -        1,384.50
     5,250.00       10,600.00         15,850.00   CHEAP TICKETS INC.                    87,609.38        176,887.50      264,496.88
     4,200.00        8,500.00         12,700.00   CHEVRON CORPORATION                  371,962.50        752,781.25    1,124,743.75
     4,250.00        8,600.00         12,850.00   CHILDREN'S PLACE STORES              104,921.88        212,312.50      317,234.38
     3,450.00        6,950.00         10,400.00   CHIREX CORP                          119,887.50        241,512.50      361,400.00
     2,350.00        4,750.00          7,100.00   CHURCH AND DWIGHT INC                 65,800.00        133,000.00      198,800.00
    12,200.00       44,400.00         56,600.00   CISCO SYSTEMS  INC                 1,088,087.50      3,959,925.00    5,048,012.50
     2,550.00        5,150.00          7,700.00   CITADEL COMMUNICATIONS               127,659.38        257,821.88      385,481.26
   300,000.00      765,000.00      1,065,000.00   CITICORP                             280,500.00        715,275.00      995,775.00
    75,000.00               -         75,000.00   CITICORP                              75,000.00                 -       75,000.00
     2,450.00        4,950.00          7,400.00   CLARIFY INC.                         228,347.66        461,355.47      689,703.13
     5,100.00       10,500.00         15,600.00   COASTAL CORP                         179,775.00        370,125.00      549,900.00
     4,600.00        9,300.00         13,900.00   COCA-COLA COMPANY                    309,637.50        626,006.25      935,643.75
     1,850.00        3,750.00          5,600.00   COLORADO MEDTECH INC                  23,471.88         47,578.13       71,050.01
    11,600.00       23,900.00         35,500.00   COMCAST SPECIAL A                    524,175.00      1,079,981.25    1,604,156.25
     2,800.00        6,100.00          8,900.00   COMERICA INC                         148,400.00        323,300.00      471,700.00
   350,000.00    1,000,000.00      1,350,000.00   COMMERCIAL NET                       343,437.50        981,250.00    1,324,687.50
     8,750.00       17,700.00         26,450.00   COMMSCOPE INC.                       368,593.75        745,612.50    1,114,206.25
   470,000.00    1,275,000.00      1,745,000.00   COMPUTER ASSOCIATES INTL             453,550.00      1,230,375.00    1,683,925.00
     8,100.00       17,700.00         25,800.00   CONCORD EFS INC                      214,650.00        469,050.00      683,700.00
     8,000.00       16,300.00         24,300.00   CONOCO INC CLASS B                   209,500.00        426,856.25      636,356.25
     2,000.00        4,050.00          6,050.00   CORPORATE EXECUTIVE BOARD             93,000.00        188,325.00      281,325.00
     3,500.00        7,200.00         10,700.00   COSTCO WHOLESALE CORP                320,906.25        660,150.00      981,056.25
   500,000.00    2,065,000.00      2,565,000.00   COUNTRYWIDE HOME                     488,750.00      2,018,537.50    2,507,287.50
     2,250.00        4,550.00          6,800.00   CREDENCE SYSTEMS CORP                130,359.38        263,615.63      393,975.01
   410,000.00    1,200,000.00      1,610,000.00   FIRST BOSTON MTG SECS                403,144.80      1,179,936.00    1,583,080.80
     4,250.00        8,550.00         12,800.00   CULLEN FROST BANKERS                 121,125.00        243,675.00      364,800.00
   200,000.00      650,000.00        850,000.00   CUMMINS ENGINE, (6.45%)              189,000.00        614,250.00      803,250.00
     5,650.00       11,450.00         17,100.00   CUMULUS MEDIA INC.                   226,000.00        458,000.00      684,000.00

                                     Proforma                                                                           Proforma
      Armada       Parkstone         Combined                                         Armada           Parkstone        Combined
   Shares/Par     Shares/Par        Shares/Par    Security Description              Market Value      Market Value    Market Value
   ----------     ----------        ----------    --------------------              ------------      ------------    ------------
     3,950.00        7,950.00         11,900.00   CYMER INC.                           158,000.00        318,000.00      476,000.00
     5,350.00       10,800.00         16,150.00   DII GROUP INC                        337,718.75        681,750.00    1,019,468.75
    75,000.00               -         75,000.00   DAIMLER CHRYSLER                      74,906.25                 -       74,906.25
     7,500.00       15,100.00         22,600.00   DATASCOPE CORP                       278,203.13        560,115.63      838,318.76
     5,100.00       10,500.00         15,600.00   DAYTON HUDSON CORP                   359,868.75        740,906.25    1,100,775.00
     2,100.00        4,200.00          6,300.00   DIAMOND TECH                         110,250.00        220,500.00      330,750.00
     1,100.00        2,250.00          3,350.00   DIGEX INC                             36,850.00         75,375.00      112,225.00
     3,650.00        7,350.00         11,000.00   DIGITAL RIVER.                       111,325.00        224,175.00      335,500.00
     4,400.00        8,900.00         13,300.00   EMC CORPORATION                      367,675.00        743,706.25    1,111,381.25
   250,000.00               -        250,000.00   EOP OPERATING LTD (6.5%)             237,812.50                 -      237,812.50
       974.00               -            974.00   EBOOKERS.COM  ADR                     22,402.00                 -       22,402.00
     1,950.00        3,900.00          5,850.00   EGAINS COMMUNICATION                  81,900.00        163,800.00      245,700.00
     4,600.00        9,300.00         13,900.00   EMERSON ELECTRIC CO                  262,200.00        530,100.00      792,300.00
     2,400.00        4,850.00          7,250.00   ENZON INC                             81,000.00        163,687.50      244,687.50
     2,814.00        5,990.00          8,804.00   ERICSSON L M ADR                     135,599.63        288,643.13      424,242.76
     3,950.00        7,950.00         11,900.00   EXAR CORPORATION                     192,068.75        386,568.75      578,637.50
   440,000.00    1,050,000.00      1,490,000.00   EXCEL REALTY TR INC                  430,650.00      1,027,687.50    1,458,337.50
     4,800.00        9,700.00         14,500.00   EXPEDITORS INTL WASH INC             195,600.00        395,275.00      590,875.00
     7,100.00       14,400.00         21,500.00   EXXON CORP                           563,118.75      1,142,100.00    1,705,218.75
     3,100.00        6,300.00          9,400.00   F.Y.I. INC.                           99,200.00        201,600.00      300,800.00
     3,550.00        7,200.00         10,750.00   FAIRCHILD SEMICON INT'L-A             99,400.00        201,600.00      301,000.00
   287,729.06               -        287,729.06   FHLMC POOL #C18271                   281,974.48                 -      281,974.48
     7,100.00       14,600.00         21,700.00   FREDDIE MAC                          350,562.50        720,875.00    1,071,437.50
     7,100.00       13,100.00         20,200.00   FANNIE MAE                           473,037.50        872,787.50    1,345,825.00
   425,000.00    1,100,000.00      1,525,000.00   FEDERAL RLTY INVS TRST               420,269.75      1,087,757.00    1,508,026.75
   780,575.42    2,932,416.30      3,712,991.72   FNMA (POOL #376750)                  765,939.63      2,868,255.03    3,634,194.66
   816,065.24               -        816,065.24   FNMA POOL # 437810                   757,214.25                 -      757,214.25
   196,890.37      492,225.89        689,116.26   FNMA POOL # 437972                   182,691.51        456,692.10      639,383.61
   486,549.96               -        486,549.96   FNMA POOL # 437979                   451,310.10                 -      451,310.10
 1,804,653.60               -      1,804,653.60   FNMA POOL #440148                  1,722,182.63                 -    1,722,182.63
   519,180.18    1,656,005.76      2,175,185.94   FNMA POOL # 453931                   495,329.04      1,579,928.86    2,075,257.90
 1,328,194.98               -      1,328,194.98   FNMA POOL #484693                  1,232,312.58                 -    1,232,312.58
            -    3,823,086.25      3,823,086.25   FNMA 484731 6.0% 03/01/29                     -      3,547,097.65    3,547,097.65

                                     Proforma                                                                           Proforma
      Armada       Parkstone         Combined                                         Armada           Parkstone        Combined
   Shares/Par     Shares/Par        Shares/Par    Security Description              Market Value      Market Value    Market Value
   ----------     ----------        ----------    --------------------              ------------      ------------    ------------
       177.46          390.82            568.28   FNMA POOL #513370                        169.36            372.87          542.23
   310,000.00      600,000.00        910,000.00   FIRST CHICAGO CORP                   309,225.00        598,500.00      907,725.00
   300,000.00               -        300,000.00   FIRST MD BANCORP 7.20%               295,500.00                 -      295,500.00
   400,000.00    1,180,000.00      1,580,000.00   FIRST 99 - A A4                      391,930.00      1,156,193.50    1,548,123.50
   340,000.00      800,000.00      1,140,000.00   FIRST UNION CAP 7.95%                331,075.00        779,000.00    1,110,075.00
   325,000.00      705,000.00      1,030,000.00   FIRST UNION CORP                     322,968.75        700,593.75    1,023,562.50
   135,000.00      290,000.00        425,000.00   FLAGSHIP 99-2 A3                     134,704.76        289,365.77      424,070.53
   275,000.00               -        275,000.00   FORD MOTOR CREDIT                    271,906.25                 -      271,906.25
   320,000.00      800,000.00      1,120,000.00   FORD MOTOR CREDIT                    322,265.28        805,000.00    1,127,265.28
     5,000.00       10,100.00         15,100.00   FOREST OIL CORP                       57,187.50        115,518.75      172,706.25
   290,000.00      840,000.00      1,130,000.00   GEHEL 99-1 A4 6.185%                 281,922.05        816,601.80    1,098,523.85
   158,778.62      822,927.23        981,705.85   GECMS99 -1 A1 (6.50%)                145,977.10        752,890.53      898,867.63
            -      633,712.42        633,712.42   GNMA 345871 6.5% 09/15/23                     -        603,408.29      603,408.29
            -      692,384.69        692,384.69   GNMA 374650 6.5% 12/15/23                     -        659,274.85      659,274.85
 1,300,002.69    4,500,002.01      5,800,004.70   GNMA   POOL# 7.50                  1,295,533.93      4,493,513.01    5,789,046.94
   236,282.13               -        236,282.13   GNMA   POOL#472939                   224,983.12                 -      224,983.12
   155,000.00      335,000.00        490,000.00   GNMA   POOL# 481632                  154,756.65        334,685.10      489,441.75
 1,186,690.27               -      1,186,690.27   GNMA   POOL# 498651                1,129,942.74                 -    1,129,942.74
   928,577.61               -        928,577.61   GNMA   POOL#510422                   927,704.75                 -      927,704.75
   392,005.35    3,436,637.38      3,828,642.73   GNMA   POOL# 780213                  391,879.91      3,435,537.66    3,827,417.57
     6,100.00       12,400.00         18,500.00   GTE CORP                             445,300.00        905,200.00    1,350,500.00
   300,000.00      485,000.00        785,000.00   GABLES REALTY                        283,381.20        458,132.94      741,514.14
     6,600.00       12,700.00         19,300.00   GAP INC                              267,300.00        514,350.00      781,650.00
     6,150.00       12,450.00         18,600.00   GELTEX PHARMACEUTICALS                65,343.75        132,281.25      197,625.00
     5,700.00       11,500.00         17,200.00   GENERAL ELECTRIC CO                  741,000.00      1,495,000.00    2,236,000.00
     8,379.00               -          8,379.00   GENERAL ELECTRIC                     128,871.65                 -      128,871.65
    50,000.00               -         50,000.00   GMAC                                  52,750.00                 -       52,750.00
     8,950.00       18,050.00         27,000.00   GENTEX CORP                          167,253.13        337,309.38      504,562.51
     6,000.00       12,200.00         18,200.00   GILLETTE COMPANY                     241,125.00        490,287.50      731,412.50
   290,000.00      610,000.00        900,000.00   GREENPOINT MAN HOUSING               273,361.25        575,001.25      848,362.50
       348.00          753.00          1,101.00   ALTRAN TECHNOLOGIES SA               165,876.98        358,244.32      524,121.30
     1,060.00        2,326.00          3,386.00   AXA-UAP                              143,183.02        313,597.66      456,780.68
   155,000.00      390,000.00        545,000.00   HSBC HOLDING PLC                     155,387.50        391,739.01      547,126.51

                                     Proforma                                                                           Proforma
      Armada       Parkstone         Combined                                         Armada           Parkstone        Combined
   Shares/Par     Shares/Par        Shares/Par    Security Description              Market Value      Market Value    Market Value
   ----------     ----------        ----------    --------------------              ------------      ------------    ------------
     1,176.00        2,598.00          3,774.00   ASSIC GENERALI                        33,929.58         74,814.83      108,744.41
   175,000.00               -        175,000.00   HALLIBURTON CO                       157,281.25                 -      157,281.25
     4,900.00       10,100.00         15,000.00   HARLEY DAVIDSON INC                  298,900.00        616,100.00      915,000.00
       501.00        1,110.00          1,611.00   CASTORAMA                            130,395.47        288,353.49      418,748.96
     3,350.00        6,800.00         10,150.00   HELIX TECHNOLOGY CORP.               135,622.66        275,293.75      410,916.41
       452.00          977.00          1,429.00   CREDIT SUISSE, REG                    84,753.56        182,702.00      267,455.56
     2,500.00        5,100.00          7,600.00   HEWLETT PACKARD CO                   237,187.50        483,862.50      721,050.00
       976.00        2,156.00          3,132.00   BAYER VEREINSBANK                     60,650.67        133,724.81      194,375.48
     7,200.00       14,525.00         21,725.00   HOME DEPOT                           569,250.00      1,148,382.81    1,717,632.81
    11,050.00       22,300.00         33,350.00   HOOPER HOLMES INC                    261,056.25        526,837.50      787,893.75
     8,700.00       17,550.00         26,250.00   ICG COMMUNICATIONS INC               164,756.25        332,353.13      497,109.38
   560,000.00    1,600,000.00      2,160,000.00   IMCHE 1997-7 A5                      553,602.00      1,581,720.00    2,135,322.00
     6,350.00       12,800.00         19,150.00   IMPERIAL BANCORP                     152,400.00        307,200.00      459,600.00
     1,131.00        2,496.00          3,627.00   MAYR-MELNHOF KARTON AG                47,235.45        104,046.49      151,281.94
     1,350.00        2,700.00          4,050.00   INFOSPACE.COM                        137,278.13        274,556.25      411,834.38
     3,450.00        7,000.00         10,450.00   INTEGRATED DEVICE TECH                81,290.63        164,937.50      246,228.13
     6,600.00       13,400.00         20,000.00   INTEL CORP                           506,137.50      1,027,612.50    1,533,750.00
     3,450.00        7,000.00         10,450.00   INTERMEDIA COMMUNICATIONS             96,168.75        195,125.00      291,293.75
     4,000.00        8,100.00         12,100.00   IBM CORPORATION                      412,250.00        834,806.25    1,247,056.25
     5,400.00       10,700.00         16,100.00   INTERNATIONAL PAPER CO               281,812.50        558,406.25      840,218.75
       358.00          752.00          1,110.00   INTERNET INITI JAPAN ADR              34,194.59         71,827.75      106,022.34
        37.00           79.00            116.00   NESTLE SA                             66,742.72        142,121.07      208,863.79
     7,950.00       16,050.00         24,000.00   JACK IN THE BOX INC                  167,446.88        338,053.13      505,500.01
     1,979.00        4,371.00          6,350.00   AVENTIS                              122,779.53        270,668.96      393,448.49
        11.00           20.00             31.00   ROCHE HOLDINGS                       133,114.84        241,375.39      374,490.23
       266.00          519.00            785.00   CIE DE ST GOBAIN                      45,349.60         88,315.43      133,665.03
     3,300.00        6,600.00          9,900.00   JOHNSON & JOHNSON                    342,375.00        684,750.00    1,027,125.00
        45.00           98.00            143.00   SWISS REINSURANCE,REG                 92,036.43        199,895.28      291,931.71
     1,737.00        1,953.00          3,690.00   SVENSKA CELLULOSA AB-A SH             48,006.00         53,988.13      101,994.13
            -        1,692.00          1,692.00   SEK SVENSKA CELLULOSA AB                      -         47,071.68       47,071.68
    14,188.00       21,054.00         35,242.00   TIM                                  111,640.26        165,352.88      276,993.14
     1,200.00        2,588.45          3,788.45   TOTAL FINA                           159,914.98        344,290.23      504,205.21
     6,000.00       12,100.00         18,100.00   KING PHARMACEUTICALS INC.            276,750.00        558,112.50      834,862.50

                                     Proforma                                                                           Proforma
      Armada       Parkstone         Combined                                         Armada           Parkstone        Combined
   Shares/Par     Shares/Par        Shares/Par    Security Description              Market Value      Market Value    Market Value
   ----------     ----------        ----------    --------------------              ------------      ------------    ------------
        73.00          155.00            228.00   NOVARTIS, REGISTERED                 114,059.62        241,529.39      355,589.01
     1,121.00        2,476.00          3,597.00   UPM - KYMMENE                         37,544.71         82,769.68      120,314.39
     1,918.00        4,124.00          6,042.00   ING GROEP                            108,062.96        231,912.61      339,975.57
     1,107.00        2,378.00          3,485.00   DEUTSCHE TELEKOM                      63,486.76        136,120.91      199,607.67
     1,074.00        2,328.00          3,402.00   FRANCE TELECOM                       124,705.23        269,799.31      394,504.54
     2,303.00        5,002.00          7,305.00   ROYAL DUTCH PETRO                    135,748.46        294,280.92      430,029.38
       278.00          586.00            864.00   ALLIANZ                               81,539.79        171,553.61      253,093.40
     1,531.00        3,506.00          5,037.00   KONINKLIJKE AHOLD NV                  48,820.79        111,588.37      160,409.16
     6,385.00       13,827.00         20,212.00   BULGARI SPA (BUG LI)                  49,275.09        106,505.47      155,780.56
     9,888.00       21,782.00         31,670.00   TELECOM ITALIA SPA                   109,126.66        239,937.21      349,063.87
     4,600.00        8,700.00         13,300.00   LEXMARK INT'L GROUP INC              381,800.00        722,100.00    1,103,900.00
     2,400.00        4,900.00          7,300.00   LILLY (ELI) & CO                     172,200.00        351,575.00      523,775.00
     1,050.00        2,354.00          3,404.00   HEINEKEN                              50,843.52        113,770.65      164,614.17
     3,000.00        6,100.00          9,100.00   LOUIS DREYFUS NAT. GAS                54,000.00        109,800.00      163,800.00
       406.00          862.00          1,268.00   UBS AG - REGISTERED                  111,313.50        235,699.29      347,012.79
   250,000.00               -        250,000.00   LUBRIZOL                             223,750.00                 -      223,750.00
     5,400.00       24,300.00         29,700.00   LUCENT TECHNOLOGIES INC              394,537.50      1,775,418.75    2,169,956.25
       502.00        1,022.00          1,524.00   EQUANT                                48,616.09         98,788.11      147,404.20
     8,800.00       24,200.00         33,000.00   MBNA CORP                            222,200.00        611,050.00      833,250.00
     5,700.00       11,800.00         17,500.00   MCI WORLDCOM INC                     471,318.75        975,712.50    1,447,031.25
     2,240.00        4,909.00          7,149.00   SONERA                                92,670.79        202,705.41      295,376.20
     3,750.00        7,600.00         11,350.00   MACROVISION INC                      239,531.25        485,450.00      724,981.25
     2,283.00        4,990.00          7,273.00   WOLTERS KLUWER - CVA                  68,977.56        150,480.39      219,457.95
        80.00          177.00            257.00   ADECCO                                51,279.47        113,150.37      164,429.84
       827.00        1,750.00          2,577.00   VIVENDI                               66,325.07        140,083.73      206,408.80
     3,572.00        7,516.00         11,088.00   HENNES & MAURITZ, CL B               113,423.50        238,714.46      352,137.96
     1,021.00        2,248.00          3,269.00   ST MICROELECTRONICS                  139,047.95        305,571.33      444,619.28
     1,788.00        3,732.00          5,520.00   SIEMENS                              180,553.81        376,147.55      556,701.36
     5,416.00       11,870.36         17,286.36   TELEFONICA                           112,988.51        247,170.68      360,159.19
     1,473.00        3,261.00          4,734.00   LINDE AG                              73,703.74        162,531.87      236,235.61
     1,688.00        3,676.00          5,364.00   DEUTSCHE BANK                        111,451.82        242,252.17      353,703.99
     3,207.00        6,158.00          9,365.00   VIAG                                  53,057.63        101,687.15      154,744.78
     2,600.00        5,250.00          7,850.00   MASTEC INC                           107,087.50        216,234.38      323,321.88

                                     Proforma                                                                           Proforma
      Armada       Parkstone         Combined                                         Armada           Parkstone        Combined
   Shares/Par     Shares/Par        Shares/Par    Security Description              Market Value      Market Value    Market Value
   ----------     ----------        ----------    --------------------              ------------      ------------    ------------
       974.00        2,100.00          3,074.00   MANNESMANN                           202,802.70        436,426.91      639,229.61
     1,086.00        2,320.00          3,406.00   EPCOS AG                              66,828.96        142,495.24      209,324.20
       224.00          457.00            681.00   THOMSON MULTIMEDIA                     9,716.76         19,786.42       29,503.18
       237.00          431.00            668.00   TERRA NETWORKS SA                      8,179.12         14,846.12       23,025.24
       114.00               -            114.00   TELEFONICA - NEW                       1,903.30                 -        1,903.30
     7,000.00       14,200.00         21,200.00   MEDTRONIC INC                        272,125.00        552,025.00      824,150.00
     5,600.00       11,500.00         17,100.00   MERCK & CO                           439,600.00        902,750.00    1,342,350.00
     3,750.00        7,550.00         11,300.00   MERCURY COMPUTER SYSTEMS             213,984.38        430,821.88      644,806.26
     2,250.00        4,500.00          6,750.00   MERCURY INTERACTIVE                  187,031.25        374,062.50      561,093.75
     4,650.00        9,400.00         14,050.00   METRIS COMPANIES                     147,056.25        297,275.00      444,331.25
     9,100.00       18,600.00         27,700.00   MICROSOFT CORP                       828,526.56      1,693,471.88    2,521,998.44
       750.00        1,550.00          2,300.00   MICROSTRATEGY INC.                    91,875.00        189,875.00      281,750.00
     2,000.00        4,000.00          6,000.00   MICROMUSE INC                        228,750.00        457,500.00      686,250.00
       850.00        1,750.00          2,600.00   MILLENNIUM PHARMACEUTICAL             82,742.19        170,351.56      253,093.75
     1,758.00        4,265.00          6,023.00   BANK OF TOKYO-MITS                    25,446.78         61,605.30       87,052.08
    35,153.00       64,529.00         99,682.00   CHINA TELECOM (HONG KONG)            188,756.13        346,472.95      535,229.08
    15,330.00       30,006.00         45,336.00   NATSTEEL ELECTRONICS LTD              63,399.88        124,133.66      187,533.54
            -            1.00              1.00   YEN YAHOO JAPAN CORP.                         -        704,604.18      704,604.18
     9,250.00       18,700.00         27,950.00   MONACO COACH CORPORATION             198,875.00        402,050.00      600,925.00
   300,000.00               -        300,000.00   MONSANTO CO (144A)                   292,565.40                 -      292,565.40
     5,900.00       12,000.00         17,900.00   MONSANTO COMPANY                     248,906.25        506,250.00      755,156.25
       748.00        1,515.00          2,263.00   BENESSE CORPORATION                  179,572.82        362,941.61      542,514.43
    21,602.00       45,539.00         67,141.00   JOHNSON ELECTRIC HLDGS               154,379.47        325,427.92      479,807.39
        10.00           20.00             30.00   NTT MOBILE                           351,083.65        700,689.71    1,051,773.36
       109.00          199.00            308.00   FANCL CORPORATION                     38,695.69         70,497.61      109,193.30
     2,392.00        5,810.00          8,202.00   SINGAPORE PRESS HLDGS                 44,836.66        108,938.99      153,775.65
     6,452.00       13,645.00         20,097.00   HSBC HLDGS - NEW (HKD)                85,572.50        180,962.72      266,535.22
     1,900.00        3,800.00          5,700.00   MORGAN J.P. & COMPANY                249,850.00        499,700.00      749,550.00
   550,000.00    1,500,000.00      2,050,000.00   MSC 99-FNV1 A2 (6.53%)               521,380.75      1,421,947.50    1,943,328.25
     3,105.00       20,861.86         23,966.86   DBS GROUP HOLDINGS LTD                40,279.08        270,711.19      310,990.27
    16,960.00       42,099.00         59,059.00   LI & FUNG LTD                         38,982.23         96,758.33      135,740.56
   320,000.00      645,000.00        965,000.00   MOTOROLA INC. (7.50%)                317,600.00        640,162.50      957,762.50
     6,000.00               -          6,000.00   DBS GROUP HOLDINGS LTD.               77,833.98                 -       77,833.98

                                     Proforma                                                                           Proforma
      Armada       Parkstone         Combined                                         Armada           Parkstone        Combined
   Shares/Par     Shares/Par        Shares/Par    Security Description              Market Value      Market Value    Market Value
   ----------     ----------        ----------    --------------------              ------------      ------------    ------------
     4,750.00        9,550.00         14,300.00   NATL COMPUTER SYSTEMS                182,281.25        366,481.25      548,762.50
     2,119.00        4,437.00          6,556.00   FANUC                                176,635.28        369,080.48      545,715.76
     2,219.00        5,706.00          7,925.00   FUJITSU                               78,775.91        202,140.37      280,916.28
     5,100.00       10,300.00         15,400.00   NATIONAL INFO CONSORTIUM             134,512.50        271,662.50      406,175.00
     7,750.00       15,650.00         23,400.00   NETOBJECTS INC.                      105,109.38        212,253.13      317,362.51
    13,550.00       27,350.00         40,900.00   NETSILICON INC                       179,537.50        362,387.50      541,925.00
        69.00          139.00            208.00   HIKARI TSUSHIN                       108,267.14        217,644.40      325,911.54
       283.00        1,998.00          2,281.00   HONDA MOTOR                           11,656.37         82,121.62       93,777.99
   380,000.00    1,000,000.00      1,380,000.00   NEW CENTURY HOME EQUITY              375,411.50        987,925.00    1,363,336.50
   299,950.83      769,873.79      1,069,824.62   NEW CENTURY EQUITY TRUST             293,830.33        754,164.52    1,047,994.85
   285,000.00      670,000.00        955,000.00   NEW CENTURY HOME EQUITY LN           284,020.46        667,697.21      951,717.67
     7,776.00       16,299.00         24,075.00   HUTCHISON WHAMPOA                     95,622.97        200,420.75      296,043.72
    10,995.00       21,998.00         32,993.00   ITOCHU CORP                           65,558.11        130,887.90      196,446.01
     3,150.00        6,350.00          9,500.00   NICOR INC                            109,265.63        220,265.63      329,531.26
     1,284.00        2,789.00          4,073.00   NOKIA ADR - CLASS A                  177,432.75        385,404.94      562,837.69
    15,792.00       31,180.00         46,972.00   MARUBENI CORP                         61,483.02        121,137.70      182,620.72
     6,449.00       13,573.00         20,022.00   NATL AUSTRALIA BANK                   92,988.82        195,858.09      288,846.91
       207.00          926.00          1,133.00   NINTENDO  (7974.T)                    34,530.45        154,144.49      188,674.94
     6,023.00       12,265.00         18,288.00   NIKKO SECURITIES                      75,014.32        152,434.75      227,449.07
     3,352.00        8,959.00         12,311.00   NEC                                   78,400.71        209,103.18      287,503.89
         1.00            3.00              4.00   NTT                                   17,946.45         53,726.07       71,672.52
     2,204.00        4,410.00          6,614.00   NIHON UNISYS                          84,511.52        168,743.89      253,255.41
     8,850.00       17,850.00         26,700.00   NOVADIGM, INC.                       153,768.75        310,143.75      463,912.50
       462.00          997.00          1,459.00   SMC                                   81,644.01        175,817.73      257,461.74
       675.00          579.00          1,254.00   SOFTBANK CORP                        487,864.08        417,598.35      905,462.43
        93.00               -             93.00   SOFTBANK CORP                         67,216.83                 -       67,216.83
     3,086.00        5,214.00          8,300.00   SANWA BANK                            37,527.12         63,271.11      100,798.23
       392.00        2,241.00          2,633.00   SEVEN ELEVEN                          63,814.85        364,051.36      427,866.21
    11,511.00       24,174.00         35,685.00   SINGAPORE AIRLINES                   116,445.70        244,621.21      361,066.91
     3,300.00        6,600.00          9,900.00   OMNICOM GROUP                        290,812.50        581,625.00      872,437.50
     1,213.00        2,679.00          3,892.00   SONY CORP                            224,827.89        495,504.08      720,331.97
     9,150.00       18,450.00         27,600.00   ONLINE RESOURCES & COMM.             112,087.50        226,012.50      338,100.00
     4,800.00        9,700.00         14,500.00   ONYX SOFTWARE CORP                   154,800.00        312,825.00      467,625.00

                                     Proforma                                                                           Proforma
      Armada       Parkstone         Combined                                         Armada           Parkstone        Combined
   Shares/Par     Shares/Par        Shares/Par    Security Description              Market Value      Market Value    Market Value
   ----------     ----------        ----------    --------------------              ------------      ------------    ------------
     1,350.00        2,700.00          4,050.00   OPTICAL COATING LABS                 265,612.50        531,225.00      796,837.50
     5,950.00       12,050.00         18,000.00   OPTIMAL ROBOTICS                     193,375.00        391,625.00      585,000.00
     1,950.00        4,562.00          6,512.00   SUMITOMO BANK                         29,927.92         69,868.65       99,796.57
    10,204.00       20,699.00         30,903.00   SWIRE PACIFIC A                       58,601.39        118,867.35      177,468.74
     1,873.00        6,031.00          7,904.00   TAKEDA CHEMICAL                      110,576.25        355,302.73      465,878.98
       320.00          708.00          1,028.00   TAKEFUJI CORP                         45,817.40        101,157.67      146,975.07
     1,337.00        3,794.00          5,131.00   TOKYO ELECTRONICS                    138,984.01        393,564.49      532,548.50
   229,778.13    1,748,311.86      1,978,089.99   PNC 98-7 A5                          214,917.23      1,635,239.79    1,850,157.02
     2,250.00        4,550.00          6,800.00   PRI AUTOMATION                       106,593.75        215,556.25      322,150.00
   250,000.00      440,000.00        690,000.00   PENTAIR INC SR NT                    246,562.50        435,050.00      681,612.50
       725.00        1,610.00          2,335.00   PHARMACIA & UPJOHN                    39,648.44         88,046.88      127,695.32
    11,800.00       37,700.00         49,500.00   PFIZER INC                           427,012.50      1,364,268.75    1,791,281.25
     3,127.00        6,616.00          9,743.00   POHANG IRON & STEEL ADR              112,376.56        237,762.50      350,139.06
       799.00        1,522.00          2,321.00   POLSKI KONCERN NAFTO ADR               8,245.68         15,707.04       23,952.72
     8,150.00       16,450.00         24,600.00   POLYMEDICA CORPORATION               142,625.00        287,875.00      430,500.00
     3,150.00        6,400.00          9,550.00   PRIORITY HLTHCARE CORP B              77,962.50        158,400.00      236,362.50
     4,800.00        9,800.00         14,600.00   PROCTER & GAMBLE CO                  518,400.00      1,058,400.00    1,576,800.00
     1,750.00        3,550.00          5,300.00   PROXIM CORP                           98,000.00        198,800.00      296,800.00
   400,000.00      950,000.00      1,350,000.00   PSSF 1998-C1 A1A3                    379,102.00        900,367.25    1,279,469.25
   285,000.00      665,000.00        950,000.00   PSSF 1999-NRF1 A2                    266,654.55        629,612.03      896,266.58
     1,600.00        3,250.00          4,850.00   QRS CORPORATION                       93,000.00        188,906.25      281,906.25
     1,700.00        3,200.00          4,900.00   QUALCOMM                             615,931.25      1,159,400.00    1,775,331.25
     3,200.00        6,500.00          9,700.00   REMEDY CORPORATION                   111,600.00        226,687.50      338,287.50
    19,400.00       39,200.00         58,600.00   REPUBLIC SECURITY FINL               155,806.25        314,825.00      470,631.25
   270,000.00      770,000.00      1,040,000.00   RESIDENTIAL FDG MTG                  248,112.26        707,579.41      955,691.67
   527,277.33    2,654,241.90      3,181,519.23   RALI SER 1999 - QS3 CL A8            485,503.78      2,443,959.59    2,929,463.37
   200,000.00      400,000.00        600,000.00   RESIDENTIAL ASSET SEC                199,583.40        399,166.80      598,750.20
     6,550.00       13,200.00         19,750.00   REX STORES CORPORATION               244,396.88        492,525.00      736,921.88
     9,648.40       19,728.00         29,376.40   SBC COMMUNICATIONS INC.              501,113.78      1,024,623.00    1,525,736.78
     4,800.00        9,650.00         14,450.00   SBS TECHNOLOGIES, INC                162,000.00        325,687.50      487,687.50
    12,600.00       25,450.00         38,050.00   SBA COMMUNICATIONS CORP              144,900.00        292,675.00      437,575.00
     7,700.00       15,700.00         23,400.00   SAFEWAY INC                          283,937.50        578,937.50      862,875.00
   500,000.00               -        500,000.00   SASKATCHEWAN                         520,625.00                 -      520,625.00

                                     Proforma                                                                           Proforma
      Armada       Parkstone         Combined                                         Armada           Parkstone        Combined
   Shares/Par     Shares/Par        Shares/Par    Security Description              Market Value      Market Value    Market Value
   ----------     ----------        ----------    --------------------              ------------      ------------    ------------
     5,550.00       11,200.00         16,750.00   SAWTEK INC                           253,218.75        511,000.00      764,218.75
   670,000.00    1,560,000.00      2,230,000.00   SAXON ASSET SEC TRUST                670,837.50      1,561,950.00    2,232,787.50
   295,000.00      700,000.00        995,000.00   SAXON ASSET SEC TRUST                293,432.96        696,281.60      989,714.56
     5,300.00       10,800.00         16,100.00   SCHERING PLOUGH CORP                 270,962.50        552,150.00      823,112.50
     3,800.00        7,700.00         11,500.00   SCHLUMBERGER LTD                     228,237.50        462,481.25      690,718.75
     5,100.00       10,300.00         15,400.00   SILICON STORAGE TECH                 135,150.00        272,950.00      408,100.00
     3,550.00        7,200.00         10,750.00   SOUTHWEST GAS CORP.                   83,203.13        168,750.00      251,953.13
     3,800.00        7,800.00         11,600.00   STATE STREET CORP                    279,062.50        572,812.50      851,875.00
     4,850.00        9,800.00         14,650.00   STATION CASINOS INC                  116,400.00        235,200.00      351,600.00
   300,000.00    1,050,000.00      1,350,000.00   SUSA PARTNERSHIP                     272,250.00        952,875.00    1,225,125.00
     5,200.00       10,500.00         15,700.00   SYMANTEC CORP                        242,775.00        490,218.75      732,993.75
     2,800.00        5,700.00          8,500.00   T-HQ, INC.                           150,500.00        306,375.00      456,875.00
     7,300.00       14,900.00         22,200.00   TJX COMPANY                          191,168.75        390,193.75      581,362.50
     2,885.00        6,354.00          9,239.00   TAIWAN SEMICONDUCTOR                 103,319.06        227,552.63      330,871.69
     7,100.00       14,600.00         21,700.00   TANDY CORP                           544,037.50      1,118,725.00    1,662,762.50
       608.00        1,291.00          1,899.00   TELEFONOS DE MEXICO, ADR              56,278.00        119,498.19      175,776.19
     3,750.00        7,600.00         11,350.00   TESORO PETRO. CORP.                   45,000.00         91,200.00      136,200.00
     4,900.00       10,900.00         15,800.00   TEXAS INSTRS INC                     470,706.25      1,047,081.25    1,517,787.50
     5,000.00       10,400.00         15,400.00   TEXAS UTILITIES                      179,062.50        372,450.00      551,512.50
     7,550.00       15,250.00         22,800.00   THERAGENICS CORP                      72,196.88        145,828.13      218,025.01
     9,350.00       18,850.00         28,200.00   3DO COMPANY                           88,532.81        178,485.94      267,018.75
     7,300.00       14,900.00         22,200.00   TIME WARNER INC                      450,318.75        919,143.75    1,369,462.50
     5,600.00       11,300.00         16,900.00   TITAN CORP                           151,550.00        305,806.25      457,356.25
     8,550.00       17,300.00         25,850.00   TITAN PHARMACEUTICALS                122,906.25        248,687.50      371,593.75
     7,000.00       14,100.00         21,100.00   TOO INC                              129,500.00        260,850.00      390,350.00
     2,300.00        4,650.00          6,950.00   TRANSWITCH CORP                      108,100.00        218,550.00      326,650.00
     5,850.00       11,800.00         17,650.00   TREX COMPANY INC.                    150,637.50        303,850.00      454,487.50
    13,800.00       28,400.00         42,200.00   TYCO INTERNATIONAL LTD               552,862.50      1,137,775.00    1,690,637.50
   350,000.00      760,000.00      1,110,000.00   VENDE 99 - 3 1D                      327,571.65        711,298.44    1,038,870.09
   110,000.00    2,600,000.00      2,710,000.00   U.S. TREASURY BOND                   106,426.10      2,515,526.00    2,621,952.10
 1,355,000.00    2,300,000.00      3,655,000.00   U.S. TREASURY NOTE                 1,372,655.65      2,331,418.00    3,704,073.65
   150,000.00      500,000.00        650,000.00   U.S. TREASURY NOTE                   150,658.50        502,375.00      653,033.50
   925,000.00    2,040,000.00      2,965,000.00   U.S. TREASURY NOTE                   916,231.00      2,020,660.80    2,936,891.80

                                     Proforma                                                                           Proforma
      Armada       Parkstone         Combined                                         Armada           Parkstone        Combined
   Shares/Par     Shares/Par        Shares/Par    Security Description              Market Value      Market Value    Market Value
   ----------     ----------        ----------    --------------------              ------------      ------------    ------------
     3,600.00        7,500.00         11,100.00   UNITED TECHNOLOGIES                  203,400.00        423,750.00      627,150.00
     3,900.00        7,850.00         11,750.00   VALASSIS COMMUNICATIONS              153,562.50        309,093.75      462,656.25
   300,000.00      600,000.00        900,000.00   VANDERBILT MTG FIN                   299,781.30        599,562.60      899,343.90
     4,250.00        8,600.00         12,850.00   VISUAL NETWORKS INC.                 250,750.00        507,400.00      758,150.00
     9,100.00       18,600.00         27,700.00   WAL-MART STORES INC                  524,387.50      1,071,825.00    1,596,212.50
     9,200.00       18,800.00         28,000.00   WALGREEN CO                          267,950.00        547,550.00      815,500.00
     4,000.00        8,200.00         12,200.00   WARNER LAMBERT CO                    358,750.00        735,437.50    1,094,187.50
   430,000.00    1,200,000.00      1,630,000.00   WORTHINGTON INDUSTRIES               416,562.50      1,165,500.00    1,582,062.50
     5,000.00       10,050.00         15,050.00   ZORAN CORP                           199,375.00        400,743.75      600,118.75
   166,560.50      381,606.67        548,167.17   FSQ PREMIUM MM #483                  166,560.50        381,606.67      548,167.17
            -   13,187,000.00     13,187,000.00   Security Lending Collateral                   -     13,187,000.00   13,187,000.00
=============   =============    ==============                                     =============     =============  ==============
31,004,266.13   81,245,260.78    112,249,526.91                                     77,717,188.75    180,126,252.35  257,843,441.10

                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 1999
                             (Amounts in Thousands)

                                                                         Armada
                                                                       National Tax-
                                        Parkstone        Armada        Exempt Bond
                                      National Tax-    National Tax-      Fund
                                      Exempt Bond      Exempt Bond      Pro Forma
                                          Fund            Fund          Combined

TOTAL INVESTMENTS:                       84,998          95,114          180,113
                                         ------          ------          -------

ASSETS
     Cash                                     0              96               96
     Accrued Income                       1,591           1,605            3,196
     Investment Securities Sold               0               0                0
    Cap Shares Sold                           0               0                0
    Other Assets                             11              91              102
TOTAL ASSETS:                            86,600          96,907          183,507
                                         ------          ------          -------

LIABILITIES
    Income Payable                          278             334              612
    Capital Gain Payable                      0               0                0
    Investment Securities Purchased           0               0                0
    Capital Shares Redeemed Payable          12              68               80
    Accrued Expense Payable                  90             175              265
    Other Payables                            0               0                0

TOTAL LIABILITIES:                          380             577              957
                                         ------          ------          -------

TOTAL NET ASSETS:                        86,220          96,330          182,550


                             STATEMENT OF OPERATIONS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)

                                                                                                     Armada
                                                                                                  National Tax-
                                                   Parkstone        Armada                         Exempt Bond
                                                 National Tax-   National Tax-                        Fund
                                                  Exempt Bond     Exempt Bond      Proforma         Pro Forma
                                                     Fund            Fund         Adjustments       Combined
INVESTMENT INCOME:

     Interest                                        2,296           2,165                 0          4,461
                                                    ------          ------         ---------         ------

TOTAL INCOME:                                        2,296           2,165                 0          4,461
                                                    ------          ------         ---------         ------

EXPENSES:

     Administrator Fees                                123              36               (40)A          119
     Investment Advisory Fees                          327             279                -             606
     Waiver of Investment Advisory Fees                (92)           (144)               -            (236)
     Transfer Agent Fees                                26              24                -              50
     Custodian Fees                                     10              10                -              20
     Professional Fees (Audit + Legal)                   7               2                (4)A            5
     Trustee (Directors) Fees                            1               1                -               2
     Registration Fees                                  11               6                -              17
     12b-1 Fees                                         10              21                12 A           43
     Shareholder Servicing Fees                          0               2                 4 A            6
     Printing Expenses                                   7               3                -              10
     Miscellaneous Expenses                              1               4                -               5

TOTAL EXPENSES:                                       (431)           (244)              (28)          (647)
                                                    ------          ------         ---------         ------

NET INVESTMENT INCOME:                               1,865           1,921               (28)         3,814
                                                    ------          ------         ---------         ------

     Net Realized Gains (Losses) on Investments       (439)           (437)                0           (876)
     Net Unrealized Appreciation (Depreciation)
     of Investment Securities                       (2,347)         (2,596)                0         (4,943)

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                              (2,786)         (3,033)                0         (5,819)
                                                    ------          ------         ---------         ------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                            (921)         (1,112)              (28)        (2,005)
                                                    ------          ------         ---------         ------

A - To adjust fees to the current Armada fee structure

                       STATEMENT OF CHANGES IN NET ASSETS
                    SIX MONTH PERIOD ENDING NOVEMBER 30, 1999
                             (Amounts in Thousands)

                                                                                       Armada
                                                                                    National Tax-
                                                         Parkstone       Armada      Exempt Bond
                                                       National Tax-  National Tax-     Fund
                                                        Exempt Bond    Exempt Bond    Pro Forma
                                                            Fund          Fund        Combined
INVESTMENT ACTIVITIES:
    Net Investment Income                                   1,865         1,921         3,786
    Net Realized Gain (Loss) on Securities Sold              (439)         (437)         (876)
    Net Increase (Decrease) in Unrealized
    Appreciation of Assets                                 (2,347)       (2,596)       (4,943)
                                                          -------       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                                   (921)       (1,112)       (2,033)
                                                          -------       -------       -------

DISTRIBUTIONS TO SHAREHOLDERS:
    Net Investment Income
       Institutional/Class I Shares                        (1,753)       (2,062)       (3,815)
       Investor A/Class A Shares                             (105)          (92)         (197)
       Investor B/Class B Shares                               (7)           (5)          (12)
    Realized Capital Gains
       Institutional/Class I Shares                             -             -             -
       Investor A/Class A Shares                                -             -             -
       Investor B/Class B Shares                                -             -             -

TOTAL DISTRIBUTIONS:                                       (1,865)       (2,159)       (4,024)
                                                          -------       -------       -------

PAID-IN-CAPITAL:

    Institutional/Class I Shares
         Shares Issued                                      2,361         5,303         7,664
         Shares Issued in Lieu of Cash Distributions          153            21           174
        Shares Redeemed                                   (15,147)      (11,091)      (26,238)
    Net Institutional/Class I Share Transactions          (12,633)       (5,767)      (18,400)
                                                          -------       -------       -------

    Investor A/Class A Shares
         Shares Issued                                         43           925           968
         Shares Issued in Lieu of Cash Distributions           82            82           164
         Shares Redeemed                                   (2,773)         (797)       (3,570)
    Net Investor A/Class A Share Transactions              (2,648)          210        (2,438)
                                                          -------       -------       -------

    Investor B/Class B Shares
         Shares Issued                                          -            35            35
         Shares Issued in Lieu of Cash Distributions            3             5             8
         Shares Redeemed                                      (39)            -           (39)
    Net Investor B/Class B Share Transactions                 (36)           40             4
                                                          -------       -------       -------

INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS:                                  (15,317)       (5,517)      (20,834)
                                                          -------       -------       -------

BEGINNING OF PERIOD:                                      104,323       105,118       209,441
                                                          -------       -------       -------

END OF PERIOD:                                             86,220        96,330       182,550
                                                          -------       -------       -------


                    PROFORMA COMBINED SCHEDULE OF INVESTMENTS
                           ARMADA NATIONAL TAX EXEMPT/
                          PARKSTONE NATIONAL TAX EXEMPT
                                 AS OF 11/30/99

                                    Proforma                                                                              Proforma
   Armada         Parkstone         Combined                                           Armada         Parkstone           Combined
 Shares/Par       Shares/Par       Shares/Par           Security Description        Market Value     Market Value       Market Value
 ----------       ----------       ----------           --------------------        ------------     ------------       ------------
    75,000.00             0.00        75,000.00     ALASKA STATE RB                       75,750.00            0.00        75,750.00
    70,000.00             0.00        70,000.00     ALASKA STATE, RB                      70,962.50            0.00        70,962.50
         0.00     1,000,000.00     1,000,000.00     ALBERQUERQUE 6.00  07/01/05                0.00    1,062,500.00     1,062,500.00
         0.00     1,000,000.00     1,000,000.00     ALBERQUERQUE 6.00  07/01/07                0.00    1,067,500.00     1,067,500.00
 1,000,000.00             0.00     1,000,000.00     AMERICAN PUB ENERGY AGY              891,250.00            0.00       891,250.00
 1,100,000.00             0.00     1,100,000.00     ANCHORAGE ALASKA                   1,031,250.00            0.00     1,031,250.00
   200,000.00             0.00       200,000.00     ARKANSAS STATE,  RB                  200,500.00            0.00       200,500.00
         0.00     1,300,000.00     1,300,000.00     BUFFALO NY  6.00  07/01/13                 0.00    1,381,250.00     1,381,250.00
         0.00     1,355,000.00     1,355,000.00     BURL, VT  6.00  07/01/07                   0.00    1,437,993.75     1,437,993.75
 1,000,000.00             0.00     1,000,000.00     BUTLER COUNTY, OH  RB              1,066,250.00            0.00     1,066,250.00
         0.00     1,560,000.00     1,560,000.00     CANYON, CO  8.125  07/30/03                0.00    1,741,350.00     1,741,350.00
 1,000,000.00             0.00     1,000,000.00     CHARLESTON CNTY S C                1,071,250.00            0.00     1,071,250.00
         0.00     2,095,000.00     2,095,000.00     CHEROKEE SC  5.50  03/01/05                0.00    2,170,943.75     2,170,943.75
         0.00       795,000.00       795,000.00     CLEVELAND 8.00  12/01/01                   0.00      851,643.75       851,643.75
         0.00       820,000.00       820,000.00     CLEVELAND 0.00  12/01/12                   0.00      395,650.00       395,650.00
         0.00       820,000.00       820,000.00     CLEVELAND 0.00  12/01/15                   0.00      319,800.00       319,800.00
         0.00       815,000.00       815,000.00     CLEVELAND 0.00  12/01/16                   0.00      296,456.25       296,456.25
   995,000.00             0.00       995,000.00     CLEVELAND, OH  RB                  1,064,650.00            0.00     1,064,650.00
 1,500,000.00             0.00     1,500,000.00     CLEVELAND, OH  RB                  1,546,875.00            0.00     1,546,875.00
 2,245,000.00             0.00     2,245,000.00     COLUMBIA MO WTR & ELEC             2,334,800.00            0.00     2,334,800.00
 2,000,000.00             0.00     2,000,000.00     CONNECTICUT STATE, GO 5.5          2,055,000.00            0.00     2,055,000.00
         0.00     2,000,000.00     2,000,000.00     CONN ST 5.375  09/01/08                    0.00    2,052,500.00     2,052,500.00
         0.00     1,770,000.00     1,770,000.00     CONN WTR 6.375  06/01/05                   0.00    1,920,450.00     1,920,450.00
         0.00     2,500,000.00     2,500,000.00     CONROE IS.  5.50  02/15/15                 0.00    2,468,750.00     2,468,750.00
 1,310,000.00             0.00     1,310,000.00     RI CONVENTION CTR  RB              1,378,775.00            0.00     1,378,775.00
   260,000.00             0.00       260,000.00     COTTAGE GROVE,WI GO                  255,775.00            0.00       255,775.00

         0.00     1,630,000.00     1,630,000.00     DADE CNTY  6.50  02/15/06                  0.00    1,774,662.50     1,774,662.50
   600,000.00             0.00       600,000.00     DALLAS CTY,TX GO                     594,000.00            0.00       594,000.00
         0.00     1,000,000.00     1,000,000.00     DALLAS  6.125  02/15/07                    0.00    1,047,500.00     1,047,500.00
   500,000.00             0.00       500,000.00     DELAWARE STATE                       503,535.00            0.00       503,535.00
         0.00     1,000,000.00     1,000,000.00     DE TRANS 7.80  07/01/04                    0.00    1,086,250.00     1,086,250.00
         0.00     1,250,000.00     1,250,000.00     DE STATE 6.00  07/01/06                    0.00    1,332,812.50     1,332,812.50
 1,750,000.00             0.00     1,750,000.00     EAST CHICAGO, IN  RB               1,830,937.50            0.00     1,830,937.50
         0.00     1,000,000.00     1,000,000.00     DESC & JEFF 6.00  06/01/03                 0.00    1,048,750.00     1,048,750.00
         0.00     1,200,000.00     1,200,000.00     FAYETTE GO  6.25  03/01/04                 0.00    1,275,000.00     1,275,000.00
         0.00     1,000,000.00     1,000,000.00     FL ST DOT 6.00  07/01/07                   0.00    1,071,250.00     1,071,250.00
         0.00       135,000.00       135,000.00     FL BD EDUC 9.125  06/01/14                 0.00      178,200.00       178,200.00
         0.00     2,000,000.00     2,000,000.00     FL BD EDUC 6.90  05/01/03                  0.00    2,152,500.00     2,152,500.00
 1,000,000.00             0.00     1,000,000.00     FOREST HILLS MICH PUB SCH            966,250.00            0.00       966,250.00
   500,000.00             0.00       500,000.00     FORT WAYNE INDIANA                   484,375.00            0.00       484,375.00
   750,000.00             0.00       750,000.00     FORT WAYNE SOUTH SIDE                716,250.00            0.00       716,250.00
   500,000.00             0.00       500,000.00     FORT WAYNE SOUTH SIDE                473,125.00            0.00       473,125.00
    40,000.00             0.00        40,000.00     FULTON COUNTY GA                      40,450.00            0.00        40,450.00
    45,000.00             0.00        45,000.00     FULSFH  5.3%  3/1/05                  45,675.00            0.00        45,675.00
         0.00     2,000,000.00     2,000,000.00     GEORGIA 6.60  04/01/05                     0.00    2,180,000.00     2,180,000.00
 1,000,000.00             0.00     1,000,000.00     GEORGIA STATE  GO                  1,082,500.00            0.00     1,082,500.00
 1,000,000.00             0.00     1,000,000.00     GEORGIA STATE                      1,120,000.00            0.00     1,120,000.00
         0.00     2,000,000.00     2,000,000.00     GEORGIA ELEC 6.50  01/01/12                0.00    2,202,500.00     2,202,500.00
   175,000.00             0.00       175,000.00     GNV  5.55%  12/01/1999               175,000.00            0.00       175,000.00
 2,000,000.00             0.00     2,000,000.00     GRAND RAPIDS, MICH  GO             2,112,500.00            0.00     2,112,500.00
         0.00     1,505,000.00     1,505,000.00     GUAM HWY  5.90  05/01/02                   0.00    1,559,556.25     1,559,556.25
         0.00     1,000,000.00     1,000,000.00     GULF BREEZE VRD 12/01/17                   0.00      980,000.00       980,000.00
   365,000.00             0.00       365,000.00     HMLEDU  4.50%  7/05/2003             365,912.50            0.00       365,912.50
   300,000.00             0.00       300,000.00     HMLEDU  4.55%  7/05/2004             298,875.00            0.00       298,875.00
   100,000.00             0.00       100,000.00     HMLEDU  4.40%  7/05/2001             100,375.00            0.00       100,375.00
 1,250,000.00             0.00     1,250,000.00     HAMMOND, INDIANA  RB ETM           1,289,062.50            0.00     1,289,062.50
 2,000,000.00     1,540,000.00     3,540,000.00     HARRIS COUNTY                      2,100,000.00    1,617,000.00     3,717,000.00
 1,000,000.00             0.00     1,000,000.00     HENDERSON, NEV  GO                 1,092,500.00            0.00     1,092,500.00
 1,000,000.00             0.00     1,000,000.00     HUDSON, OHIO  GO                     562,500.00            0.00       562,500.00
 1,200,000.00             0.00     1,200,000.00     IPS SCH BLDG, IND  RB              1,293,000.00            0.00     1,293,000.00
   400,000.00             0.00       400,000.00     ILSDEV  5.00%  1/01/2004             405,500.00            0.00       405,500.00
   200,000.00             0.00       200,000.00     ILL EDL FACS AUTH REV                200,750.00            0.00       200,750.00

 1,000,000.00             0.00     1,000,000.00     ILLINOIS STATE  RB                 1,043,750.00            0.00     1,043,750.00
 2,500,000.00             0.00     2,500,000.00     ILLINOIS HWY AUTH RB               2,512,500.00            0.00     2,512,500.00
   400,000.00             0.00       400,000.00     IN ST OFFICE BLDG COMN               388,500.00            0.00       388,500.00
 2,000,000.00             0.00     2,000,000.00     INTERMOUNTAIN POWER AGEN           2,165,000.00            0.00     2,165,000.00
         0.00     1,000,000.00     1,000,000.00     JEFFERSON  5.25  12/15/05                  0.00    1,025,000.00     1,025,000.00
         0.00     1,535,000.00     1,535,000.00     KANSAS CITY  6.00  02/01/04                0.00    1,615,587.50     1,615,587.50
         0.00     1,000,000.00     1,000,000.00     KS TRANS  7.25  03/01/04                   0.00    1,100,000.00     1,100,000.00
         0.00     3,000,000.00     3,000,000.00     KENTUCKY  6.50  07/01/07                   0.00    3,292,500.00     3,292,500.00
 1,000,000.00             0.00     1,000,000.00     KING CNTY WASH (6.10%)             1,001,600.00            0.00     1,001,600.00
   300,000.00             0.00       300,000.00     LAGRANGE CNTY IND JAIL               295,875.00            0.00       295,875.00
 1,000,000.00             0.00     1,000,000.00     LAKE CNTY,ILL  GO                  1,022,500.00            0.00     1,022,500.00
         0.00     1,435,000.00     1,435,000.00     LANE CNTY OREG  6.00  01/01/04             0.00    1,503,162.50     1,503,162.50
   245,000.00             0.00       245,000.00     MSD STEUBEN CNTY                     243,775.00            0.00       243,775.00
 1,000,000.00             0.00     1,000,000.00     MARICOPA CNTY, AZ  RB              1,000,000.00            0.00     1,000,000.00
 1,000,000.00             0.00     1,000,000.00     MASS BAY TRANS                     1,050,000.00            0.00     1,050,000.00
 2,385,000.00             0.00     2,385,000.00     MASS BAY TRANS  PREREFUND          2,540,025.00            0.00     2,540,025.00
   655,000.00             0.00       655,000.00     MASS BAY TRANS RB                    650,087.50            0.00       650,087.50
         0.00     1,000,000.00     1,000,000.00     MASS ST  5.75  08/01/08                    0.00    1,053,750.00     1,053,750.00
         0.00     1,290,000.00     1,290,000.00     MEMPHIS  6.00  11/01/03                    0.00    1,359,337.50     1,359,337.50
 1,500,000.00             0.00     1,500,000.00     NASHVILLE/DAVIDSON CO. TN          1,616,250.00            0.00     1,616,250.00
         0.00     1,435,000.00     1,435,000.00     NASHVILLE GOVT 5.25  05/15/07              0.00    1,465,493.75     1,465,493.75
 2,000,000.00             0.00     2,000,000.00     MICHIGAN STATE  RB                 2,135,000.00            0.00     2,135,000.00
         0.00     2,000,000.00     2,000,000.00     MILWAUKEE  6.00  02/01/07                  0.00    2,125,000.00     2,125,000.00
 1,300,000.00             0.00     1,300,000.00     MINNESOTA PUB FACS  RB             1,335,802.00            0.00     1,335,802.00
         0.00     1,000,000.00     1,000,000.00     MINNESOTA  6.00  05/01/06                  0.00    1,068,750.00     1,068,750.00
   200,000.00             0.00       200,000.00     MINNESOTA ST HSG FIN AGY             201,250.00            0.00       201,250.00
         0.00     1,000,000.00     1,000,000.00     MISSOURI  ST 6.00  04/01/02                0.00    1,037,500.00     1,037,500.00
         0.00     1,545,000.00     1,545,000.00     MO ST ENVRN 6.00  01/01/07                 0.00    1,641,562.50     1,641,562.50
         0.00       495,000.00       495,000.00     MISSOURI ST 7.00  10/01/10                 0.00      514,567.35       514,567.35
 1,948,393.80             0.00     1,948,393.80     FEDERATED TAX-FREE MM #15          1,948,393.80            0.00     1,948,393.80
         0.00     1,000,000.00     1,000,000.00     MONTGOMERY  5.70  07/01/05                 0.00    1,051,250.00     1,051,250.00
         0.00     1,000,000.00     1,000,000.00     AST CORP NY  6.00  07/01/04                0.00    1,055,000.00     1,055,000.00
         0.00     1,090,119.31     1,090,119.31     MUNI CASH MUTUAL FUND  VRD                 0.00    1,090,119.31     1,090,119.31
 1,000,000.00             0.00     1,000,000.00     NEVADA STATE  GO                   1,053,750.00            0.00     1,053,750.00
 1,000,000.00             0.00     1,000,000.00     NEVADA ST.                         1,062,500.00            0.00     1,062,500.00
 2,000,000.00             0.00     2,000,000.00     NEW JERSEY STATE  RBT              2,125,000.00            0.00     2,125,000.00

         0.00       995,000.00       995,000.00     NEW YORK 8.00  04/01/03                    0.00    1,101,962.50     1,101,962.50
         0.00     1,005,000.00     1,005,000.00     NEW YORK 8.00  04/01/03                    0.00    1,106,756.25     1,106,756.25
         0.00     1,365,000.00     1,365,000.00     NY TRANS  5.50  08/15/07                   0.00    1,411,068.75     1,411,068.75
 1,000,000.00             0.00     1,000,000.00     NEW YORK STATE  RB                 1,151,250.00            0.00     1,151,250.00
         0.00     1,000,000.00     1,000,000.00     N ST PAUL 6.875  02/01/15                  0.00    1,097,500.00     1,097,500.00
   190,000.00             0.00       190,000.00     OHIO HSG FIN AGY MTG REV             192,850.00            0.00       192,850.00
         0.00     1,920,000.00     1,920,000.00     OH HSG FIN AGY  0.00  01/15/15             0.00      763,200.00       763,200.00
 2,000,000.00             0.00     2,000,000.00     OHIO ST TPK COMMN TPK RB           1,965,000.00            0.00     1,965,000.00
         0.00     1,715,000.00     1,715,000.00     OH ST WATER  6.00  06/01/07                0.00    1,835,050.00     1,835,050.00
 2,225,000.00             0.00     2,225,000.00     ORANGE COUNTY NY                   2,183,281.25            0.00     2,183,281.25
   100,000.00             0.00       100,000.00     PENN ST EDL FACS AUTH REV            100,375.00            0.00       100,375.00
 1,000,000.00             0.00     1,000,000.00     PLANO, TEXAS                       1,062,500.00            0.00     1,062,500.00
 1,000,000.00             0.00     1,000,000.00     PLANO, TEXAS  GO                   1,038,750.00            0.00     1,038,750.00
 1,000,000.00             0.00     1,000,000.00     PRINCE GEORGES CNTY, MD            1,067,500.00            0.00     1,067,500.00
 1,000,000.00             0.00     1,000,000.00     PRIVATE COLLEGES & UNIVS           1,040,000.00            0.00     1,040,000.00
         0.00     4,000,000.00     4,000,000.00     PUERTO RICO 6.50  07/01/06                 0.00    4,405,000.00     4,405,000.00
   250,000.00             0.00       250,000.00     PULASKI CNTY ARK HLTH REV            249,902.50            0.00       249,902.50
 1,315,000.00             0.00     1,315,000.00     REDFORD, MICHIGAN                  1,361,025.00            0.00     1,361,025.00
         0.00     1,130,000.00     1,130,000.00     RHODE ISLAND  5.00  08/01/06               0.00    1,142,712.50     1,142,712.50
 1,000,000.00             0.00     1,000,000.00     RICHMOND, VA  GO                   1,041,250.00            0.00     1,041,250.00
         0.00       575,000.00       575,000.00     ROBINSON TX  5.75  08/15/12                0.00      589,375.00       589,375.00
 2,415,000.00             0.00     2,415,000.00     ARIZONA STATE  RB                  2,393,868.75            0.00     2,393,868.75
 1,000,000.00             0.00     1,000,000.00     SAN FRANCISCO, CA  GO                997,500.00            0.00       997,500.00
         0.00     1,000,000.00     1,000,000.00     SEATTLE WA  5.00  12/01/03                 0.00    1,021,250.00     1,021,250.00
         0.00     2,000,000.00     2,000,000.00     SHELBY, TN.  5.20  12/01/09                0.00    2,017,500.00     2,017,500.00
 4,000,000.00             0.00     4,000,000.00     SOUTH CAROLINA STATE  RB           4,010,000.00            0.00     4,010,000.00
         0.00     1,000,000.00     1,000,000.00     TAMPA SPORT                                0.00    1,063,750.00     1,063,750.00
         0.00     2,000,000.00     2,000,000.00     TENN ST  6.00  05/01/05                    0.00    2,125,000.00     2,125,000.00
 4,100,000.00             0.00     4,100,000.00     TEXAS STATE  GO                    4,178,556.00            0.00     4,178,556.00
         0.00     1,000,000.00     1,000,000.00     UNIV OF PR 6.25  06/01/07                  0.00    1,092,500.00     1,092,500.00
         0.00     2,000,000.00     2,000,000.00     UTAH ST  5.50  07/01/04                    0.00    2,075,000.00     2,075,000.00
 2,000,000.00             0.00     2,000,000.00     VERMONT BANK                       2,047,500.00            0.00     2,047,500.00
   495,000.00             0.00       495,000.00     VINTON-TECUMSEH SCH BLDG             488,812.50            0.00       488,812.50
   300,000.00             0.00       300,000.00     VINTON-TECUMSEH SCH BLDG             294,000.00            0.00       294,000.00
         0.00     1,220,000.00     1,220,000.00     WASH CNTY  7.80  06/01/04                  0.00    1,374,025.00     1,374,025.00
         0.00     2,000,000.00     2,000,000.00     WASH CNTY  5.75  10/01/08                  0.00    2,105,000.00     2,105,000.00

 1,900,000.00             0.00     1,900,000.00     WASHINGTON STATE GO                1,968,875.00            0.00     1,968,875.00
 2,500,000.00             0.00     2,500,000.00     WASHINGTON STATE  RB               2,636,725.00            0.00     2,636,725.00
 1,000,000.00             0.00     1,000,000.00     WASHINGTON SUBN  RB                1,060,000.00            0.00     1,060,000.00
   300,000.00             0.00       300,000.00     WEBER CNTY UTAH MUN BLDG             303,375.00            0.00       303,375.00
 3,275,000.00             0.00     3,275,000.00     WISCONSIN STATE  GO                3,414,187.50            0.00     3,414,187.50
 1,000,000.00             0.00     1,000,000.00     WISCONSIN CLEAN WTR RB             1,006,250.00            0.00     1,006,250.00
   740,000.00             0.00       740,000.00     WYOMING OH CSD                       759,425.00            0.00       759,425.00
   800,000.00             0.00       800,000.00     WYOMING OHIO CITY SCH DIS            814,000.00            0.00       814,000.00
92,768,393.80    82,840,119.31   175,608,513.11                                       95,114,476.80   84,997,999.16   180,112,475.96

                             ARMADA/PARKSTONE FUNDS
                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                             AS OF NOVEMBER 30, 1999


1.   Basis of Combination

     The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Portfolio of Investments, and the related Pro Forma Combining Statement of Operations ("Pro Forma Statements") reflect the accounts of the Parkstone Prime Obligations Fund and the Armada Money Market Fund, the Parkstone U.S. Government Obligations Fund and the Armada Government Money Market Fund, the Parkstone Tax-Free Fund and the Armada Tax Exempt Money Market Fund, the Parkstone Bond Fund and the Armada Bond Fund, the Parkstone Intermediate Government Fund and the Armada Intermediate Bond Fund, the Parkstone Limited Maturity Bond Fund and the Armada Limited Maturity Bond Fund, the Parkstone National Tax Exempt Bond Fund and the Armada National Tax Exempt Bond Fund, the Parkstone Balanced Allocation Fund and the Armada Balanced Allocation Fund, the Parkstone Equity Income Fund and the Armada Equity Income Fund, the Parkstone International Discovery Fund and the Armada International Equity Fund, the Parkstone Small Capitalization Fund and the Armada Small Cap Growth Fund at November 30, 1999.

     The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of Parkstone. The Reorganization provides for the acquisition of all assets and liabilities of the above Parkstone Funds by the above Armada Funds, in exchange for Class I, A and B shares of the Armada Funds. Thereafter, there will be a distribution of Class I, A and B shares of the above Armada Funds to the respective shareholders in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of the above Parkstone Funds, will become the owners of that number of full and fractional Class I, A and B shares of the corresponding Armada Fund having an aggregate net asset value equal to the aggregate net asset value of their shares of the above Parkstone Funds as of the close of business immediately prior to the date that the above Parkstone Funds assets are exchanged for Class I, A and B shares of the above Armada Funds.

     The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented.

     The information contained herein is based on the experience of each Fund for the periods ended November 30, 1999 and is designed to permit the shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of above Parkstone Funds in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by National City Bank, Cleveland, Ohio. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Armada Funds.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.


2.   Shares of Beneficial Interest

     The Pro Forma net asset values per share assume the issuance of Class I, A and B shares of Armada Funds which would have been issued at November 30, 1999 in connection with the proposed Reorganization. Shareholders of above Parkstone Funds would receive Class I, A and B shares of the above Armada Funds based on conversion ratios determined on November 30, 1999. The conversion ratios are calculated by dividing the net asset value of the above Parkstone Funds by the net asset value per share of the respective class of the above Armada Funds.


3.   Pro Forma Operations

     The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro Forma operating expenses include the actual expenses of the Funds adjusted to reflect the expected expenses of the combined entity. The investment advisory and distribution fees have been charged to the combined Fund based on the fee schedule in effect for the Armada Funds at the combined level of average net assets for the periods ended November 30, 1999.